Registration Nos: 33-12109
                                                                        811-5030

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   ----------

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

                    Pre-Effective Amendment No.                              [_]
                    Post-Effective Amendment No. 41                          [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

                    Amendment No. 42                                         [X]

                             COLUMBIA FUNDS TRUST V
                    (FORMERLY KNOWN AS LIBERTY FUNDS TRUST V)
                    -----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------

                    (Address of Principal Executive Offices)

                                 (617) 426-3750
                                 --------------

              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:    Copy to:
--------------------------------------    --------------------------------------
David A. Rozenson, Esq.                   John M. Loder, Esquire
Columbia Management Advisors, Inc.        Ropes & Gray
One Financial Center                      One International Place
Boston, Massachusetts 02111               Boston, Massachusetts 02110-2624

                                          Cameron S. Avery, Esquire
                                          Bell, Boyd & Lloyd LLC
                                          Three First National Plaza
                                          70 West Madison Street
                                          Chicago, IL 60602

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to paragraph (b).
[ ]  On (date) pursuant to paragraph (b).
[_]  60 days after filing pursuant to paragraph (a)(1).
[_]  On (date) pursuant to paragraph (a)(1) of Rule 485.
[_]  75 days after filing pursuant to paragraph (a)(2).
[_]  On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    COLUMBIA TAX-MANAGED GROWTH FUND
                   COLUMBIA TAX-MANAGED GROWTH FUND II
                     COLUMBIA TAX-MANAGED VALUE FUND
                COLUMBIA TAX-MANAGED AGGRESSIVE GROWTH FUND
                       COLUMBIA GLOBAL EQUITY FUND
                    COLUMBIA CONTRARIAN INCOME FUND
                  COLUMBIA CALIFORNIA TAX-EXEMPT FUND
                 COLUMBIA CONNECTICUT TAX-EXEMPT FUND
                COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND
                  COLUMBIA NEW YORK TAX-EXEMPT FUND
              COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
          COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
          COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

              Supplement to Prospectuses dated March 1, 2004

The Funds listed above are referred to each as a "Fund" and collectively as the "Funds."

Legal Proceedings. Columbia Management Advisors, Inc. ("CMA"), the Funds' advisor, and Columbia Funds Distributor, Inc. ("CFDI"), the distributor of the Funds' shares, and certain of their affiliates (collectively, "Columbia") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. Columbia has informed the Funds that it has not uncovered any instances where CMA or CFDI were knowingly involved in late trading of mutual fund shares. Columbia has identified a limited number of investors who had informal arrangements for trading fund shares between 1998 and 2003. A majority of the transactions in connection with these arrangements occurred in one international fund and two domestic funds. The majority of the trading under these arrangements was made by three entities. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to the New York Attorney General and to the SEC and other regulatory authorities. To the extent that any Fund whose shares were involved in those trading activities was harmed by them, Columbia has undertaken to reimburse the Fund.

On February 24, 2004, the SEC filed a civil complaint in the United States District Court for the District of Massachusetts against CMA and CFDI, alleging that they have violated certain provisions of the federal securities laws. Also on February 24, 2004, the New York Attorney General filed a civil complaint in New York Supreme Court, County of New York against CMA and CFDI alleging that CMA and CFDI violated certain New York anti-fraud statutes. Both complaints are based on arrangements between 1998 and 2003 with nine investors for the trading of mutual fund shares. In their respective complaints, the New York Attorney General and the SEC are seeking disgorgement of profits, restitution, monetary penalties and permanent injunctions, including, in the case of the SEC, a permanent injunction from serving or acting as investment advisor or distributor of any registered fund.

CMA and CFDI are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Funds.

G-36/330R-0204                                               March 1, 2004

Columbia State Funds                    Prospectus, March 1, 2004
-------------------------------------------------------------------------------



COLUMBIA CALIFORNIA TAX-EXEMPT FUND



COLUMBIA CONNECTICUT TAX-EXEMPT FUND



COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND



COLUMBIA NEW YORK TAX-EXEMPT FUND


Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUNDS                                 2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Each of the following sections
 discusses Performance History and Your
 Expenses for that Fund:
Columbia California Tax-Exempt Fund.....  4
Columbia Connecticut Tax-Exempt Fund....  7
Columbia Massachusetts Tax-Exempt Fund.. 10
Columbia New York Tax-Exempt Fund....... 13

YOUR ACCOUNT                             16
--------------------------------------------
How to Buy Shares....................... 16
Sales Charges........................... 17
How to Exchange Shares.................. 20
How to Sell Shares...................... 21
Fund Policy on Trading of Fund Shares... 22
Distribution and Service Fees........... 22
Other Information About Your Account.... 22




MANAGING THE FUNDS                       25
--------------------------------------------
Investment Advisor...................... 25
Portfolio Manager....................... 25

OTHER INVESTMENT STRATEGIES AND RISKS    26
--------------------------------------------

FINANCIAL HIGHLIGHTS                     28
--------------------------------------------
Columbia California Tax-Exempt Fund..... 28
Columbia Connecticut Tax-Exempt Fund.... 31
Columbia Massachusetts Tax-Exempt Fund.. 34
Columbia New York Tax-Exempt Fund....... 37

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

The Funds -- Columbia State Funds
-------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
Each Fund seeks as high a level of after-tax total return as is consistent with prudent risk.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Each Fund seeks to achieve its investment goal by pursuing current income exempt from federal income tax and its state's personal income tax (if any) and by pursuing opportunities for long-term appreciation. Under normal market conditions, each Fund invests at least 80% of its total assets in municipal bonds, the interest on which is exempt from federal income tax and that state's personal income tax. Bonds subject to the alternative minimum tax will not be counted for purposes of the 80% test described above. In selecting municipal bonds for a Fund, the Fund's investment advisor primarily invests in "investment grade" securities, which are securities rated in the four highest categories by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. (S&P), Moody's Investors Service, Inc. (Moody's), or other nationally recognized rating agencies, and in unrated securities that the advisor believes to be comparable in quality to investment grade securities.


Each Fund may also invest up to 25% of its total assets in lower-rated debt securities, which are rated below investment grade by Moody's, S&P or other nationally recognized rating agencies, or comparable unrated securities.




Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


       ------------------------------------------------------------------

         UNDERSTANDING TAX-EXEMPT BONDS
         Tax-exempt bonds are issued by state and local governments for various public purposes. The interest on tax-exempt
         bonds, typically, is not subject to federal and state income tax. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with similar maturities. However, a portion or all of such interest may be subject to a shareholder's federal alternative minimum tax liability. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from state and federal tax.
       ------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Funds from achieving their investment goal. You may lose money by investing in the Funds.


Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable.


---

The Funds -- Columbia State Funds







Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Funds receive from them but will affect the value of the Funds' shares. Interest rate risk is generally greater for bonds with longer maturities.





Credit risk is the possibility that changes in the obligated entity's financial condition, changes in general economic conditions, or changes in economic conditions that affect the obligated entity, may impact the obligated entity's actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and, in some cases, a decrease in income. Bonds that are backed by an issuer's taxing authority, including general obligation bonds, may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. These bonds may depend for payment on legislative appropriation and/or aid from other governments. Other municipal bonds, known as revenue obligations, are payable from revenues earned by a particular project or other revenue source. Some revenue obligations are backed by private companies, some are asset-backed securities, such as bonds backed by mortgage payments, and some are for municipally-owned utilities, such as water or sewer systems. Revenue obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project, assets, or private company backing the project, rather than to the taxing power of the state or local government issuer of the bonds.



Reinvestment risk is the risk that income from each Fund's debt securities will decline if and when each Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of each Fund's portfolio.



Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.


Municipal Market Risk and Single-State Focus: A state's municipal market may be volatile and can be significantly affected by adverse tax, legislative, demographic or political changes, as well as changes in the financial or economic condition of the state that issues municipal securities. Municipal issues in each state will be affected by these factors, which will, in turn, affect the value of each Fund's investments. Because each of the Funds invests primarily in municipal securities of a particular state, the value of each Fund's shares may be more volatile than the value of shares of funds that invest in securities of issuers in a number of different states.




The interest income distributed by the Funds from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, each Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.



As a non-diversified mutual fund, each Fund is allowed to invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. Each Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.




An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ---

Columbia California Tax-Exempt Fund
-------------------------------------------------------------------------------



PERFORMANCE HISTORY

--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see "Your Account -- Sales Charges").

         The Fund's returns are compared to the Lehman Brothers
         Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The
         Fund's returns are also compared to the average return of the funds included in the Lipper California Tax-Exempt Municipal Funds Category (Lipper Average), as calculated by Lipper,
         Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.
       ------------------------------------------------------------------


 Calendar Year Total Returns (Class A)

                                    [CHART]

  1994    1995   1996   1997   1998    1999    2000   2001   2002    2003
 ------  ------  -----  -----  -----  ------  ------  -----  -----  -----
 -7.30%  19.51%  3.66%  9.63%  5.97%  -4.29%  15.39%  3.46%  8.58%  5.10%



                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +8.14%
                     Worst quarter: 1st quarter 1994, -5.90%


---

The Funds -- Columbia California Tax-Exempt Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                               1 Year 5 Years 10 Years
Class A (%)
  Return Before Taxes                                            0.11  4.43     5.18
  Return After Taxes on Distributions                          - 0.27  4.24     5.02
  Return After Taxes on Distributions and Sale of Fund Shares    1.75  4.35     5.05
-----------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                          - 0.63  4.33     4.91
  Return After Taxes on Distributions                          - 1.02  4.14     4.75
  Return After Taxes on Distributions and Sale of Fund Shares    1.08  4.19     4.73
-----------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                            3.64  4.98     5.11/(1)/
  Return After Taxes on Distributions                            3.25  4.79     4.95/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    3.97  4.78     4.93/(1)/
-----------------------------------------------------------------------------------------
Lehman Index (%)                                                 5.31  5.83     6.03
-----------------------------------------------------------------------------------------
Lipper Average (%)                                               4.23  4.60     5.29




(1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on June 16, 1986, Class B shares were initially offered on August 4, 1992 and Class C shares were initially offered on August 1, 1997.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class B shares convert to Class A shares after eight years
       ------------------------------------------------------------------


                                                                             ---

The Funds -- Columbia California Tax-Exempt Fund





 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A   Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00    0.00
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00    1.00
------------------------------------------------------------------------------------------------
Redemption fee
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                  Class A Class B  Class C
   Management fee (%)                              0.50    0.50    0.50
   -------------------------------------------------------------------------
   Distribution and service (12b-1) fees/(1)/ (%)  0.21    0.96    0.96/(2)/
   -------------------------------------------------------------------------
   Other expenses/(3)/ (%)                         0.19    0.19    0.19
   -------------------------------------------------------------------------
   Total annual fund operating expenses (%)        0.90    1.65    1.65/(2)/




(1) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates.


(2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.66% and total annual fund operating expenses for Class C shares would be 1.35%. This arrangement may be modified or terminated by the distributor at any time.


(3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                            $562   $748   $  950   $1,530
       -----------------------------------------------------------------
       Class B: did not sell your shares  $168   $520   $  897   $1,754
                sold all your shares at
                the end of the period     $668   $820   $1,097   $1,754
       -----------------------------------------------------------------
       Class C: did not sell your shares  $168   $520   $  897   $1,955
                sold all your shares at
                the end of the period     $268   $520   $  897   $1,955


---

Columbia Connecticut Tax-Exempt Fund
----------------------------------------------------------------------------



PERFORMANCE HISTORY

--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see "Your Account -- Sales Charges").

         The Fund's returns are compared to the Lehman Brothers
         Municipal Bond Index (Lehman Index), an unmanaged index
         that tracks the performance of the municipal bond market.
         Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
         The Fund's returns are also compared to the average return of the funds included in the Lipper Connecticut Tax-Exempt Municipal Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.
       ------------------------------------------------------------------


 Calendar Year Total Returns (Class A)

                                    [CHART]

 1994    1995   1996   1997   1998    1999    2000   2001   2002    2003
------  ------  -----  -----  -----  ------  ------  -----  -----  -----
-7.25%  16.99%  3.74%  9.19%  6.44%  -2.40%  11.94%  5.47%  9.01%  5.43%


                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +7.50%
                     Worst quarter: 1st quarter 1994, -6.38%



                                                                             ---

The Funds -- Columbia Connecticut Tax-Exempt Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                               1 Year 5 Years 10 Years
Class A (%)
  Return Before Taxes                                           0.42   4.75     5.14
  Return After Taxes on Distributions                           0.13   4.67     5.10
  Return After Taxes on Distributions and Sale of Fund Shares   1.80   4.68     5.06
-----------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                          -0.36   4.66     4.86
  Return After Taxes on Distributions                          -0.65   4.58     4.82
  Return After Taxes on Distributions and Sale of Fund Shares   1.10   4.51     4.75
-----------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                           3.96   5.31     5.07/(1)/
  Return After Taxes on Distributions                           3.66   5.23     5.02/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   4.01   5.11     4.95/(1)/
-----------------------------------------------------------------------------------------
Lehman Index (%)                                                5.31   5.83     6.03
-----------------------------------------------------------------------------------------
Lipper Average (%)                                              4.26   4.76     5.09




(1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on November 1, 1991, Class B shares were initially offered on June 8, 1992 and Class C shares were initially offered on August 1, 1997.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class B shares convert to Class A shares after eight
            years
       ------------------------------------------------------------------


---

The Funds -- Columbia Connecticut Tax-Exempt Fund





 Shareholder Fees/(1)/ (paid directly from your investment)



                                                                       Class A    Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 4.75        0.00    0.00
-------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   1.00/(2)/   5.00    1.00
-------------------------------------------------------------------------------------------------
Redemption fee
(as a percentage of amount redeemed, if applicable)                      /(3)/     /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                  Class A Class B  Class C
   Management fee/(1)/ (%)                         0.50    0.50    0.50
   -------------------------------------------------------------------------
   Distribution and service (12b-1) fees/(2)/ (%)  0.23    0.98    0.98/(3)/
   -------------------------------------------------------------------------
   Other expenses/(4)/ (%)                         0.20    0.20    0.20
   -------------------------------------------------------------------------
   Total annual fund operating expenses/(1)/ (%)   0.93    1.68    1.68/(3)/




(1) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, the management fee for each share class would be 0.40% and total annual fund operating expenses for Class A, B and C shares would be 0.83%, 1.58% and 1.28%, respectively (taking into account the 12b-1 fee waiver discussed in footnote 3 below). This arrangement may be modified or terminated by the advisor at any time.


(2) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates.


(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.68% and total annual fund operating expenses for Class C shares would be 1.28% (taking into account the fee waiver discussed in footnote 1 above). This arrangement may be modified or terminated by the distributor at any time.


(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


     Class                                  1 Year 3 Years 5 Years 10 Years
     Class A                                 $565   $757   $  965   $1,564
     ----------------------------------------------------------------------
     Class B:  did not sell your shares      $171   $530   $  913   $1,788
          sold all your shares at
          the end of the period              $671   $830   $1,113   $1,788
     ----------------------------------------------------------------------
     Class C:  did not sell your shares      $171   $530   $  913   $1,987
          sold all your shares at
          the end of the period              $271   $530   $  913   $1,987


                                                                             ---

Columbia Massachusetts Tax-Exempt Fund
-----------------------------------------



PERFORMANCE HISTORY

--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see "Your Account -- Sales Charges").

         The Fund's returns are compared to the Lehman Brothers
         Municipal Bond Index (Lehman Index), an unmanaged index
         that tracks the performance of the municipal bond market.
         Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
         The Fund's returns are also compared to the average return of the funds included in the Lipper Massachusetts
         Tax-Exempt Municipal Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the
         Fund. Sales charges are not reflected in the Lipper Average.
       ------------------------------------------------------------------


 Calendar Year Total Returns (Class A)

                                    [CHART]

  1994    1995   1996   1997   1998    1999    2000   2001   2002    2003
 ------  ------  -----  -----  -----  ------  ------  -----  -----   -----
 -5.71%  18.36%  2.92%  9.01%  5.99%  -4.12%  13.76%  4.67%  9.99%   5.94%


                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +7.42%
                     Worst quarter: 1st quarter 1994, -4.97%


---

The Funds -- Columbia Massachusetts Tax-Exempt Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                               1 Year 5 Years 10 Years
Class A (%)
  Return Before Taxes                                            0.91  4.85     5.34
  Return After Taxes on Distributions                            0.58  4.68     5.20
  Return After Taxes on Distributions and Sale of Fund Shares    2.33  4.74     5.21
-----------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                            0.17  4.76     5.07
  Return After Taxes on Distributions                          - 0.18  4.59     4.92
  Return After Taxes on Distributions and Sale of Fund Shares    1.66  4.58     4.89
-----------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                            4.47  5.40     5.26/(1)/
  Return After Taxes on Distributions                            4.12  5.23     5.12/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    4.56  5.17     5.09/(1)/
-----------------------------------------------------------------------------------------
Lehman Index (%)                                                 5.31  5.83     6.03
-----------------------------------------------------------------------------------------
Lipper Average (%)                                               4.67  4.73     5.15




(1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on April 10, 1987, Class B shares were initially offered on June 8, 1992 and Class C shares were initially offered on August 1, 1997.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.
         Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.
         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class B shares convert to Class A shares after eight years
       ------------------------------------------------------------------


                                                                             ---

The Funds -- Columbia Massachusetts Tax-Exempt Fund





 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A   Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75        0.00    0.00
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/   5.00    1.00
------------------------------------------------------------------------------------------------
Redemption fee
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                  Class A Class B  Class C
   Management fee (%)                              0.50    0.50    0.50
   -------------------------------------------------------------------------
   Distribution and service (12b-1) fees/(1)/ (%)  0.21    0.96    0.96/(2)/
   -------------------------------------------------------------------------
   Other expenses/(3)/ (%)                         0.20    0.20    0.20
   -------------------------------------------------------------------------
   Total annual fund operating expenses (%)        0.91    1.66    1.66/(2)/




(1) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates.


(2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.66% and total annual fund operating expenses for Class C shares would be 1.36%. This arrangement may be modified or terminated by the distributor at any time.


(3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                            $563   $751   $  955   $1,541
       -----------------------------------------------------------------
       Class B: did not sell your shares  $169   $523   $  902   $1,766
                sold all your shares at
                the end of the period     $669   $823   $1,102   $1,766
       -----------------------------------------------------------------
       Class C: did not sell your shares  $169   $523   $  902   $1,965
                sold all your shares at
                the end of the period     $269   $523   $  902   $1,965


---

Columbia New York Tax-Exempt Fund
-------------------------------------------------------------------------------



PERFORMANCE HISTORY

--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see "Your Account -- Sales Charges").

         The Fund's returns are compared to the Lehman Brothers
         Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The
         Fund's returns are also compared to the average return of the funds included in the Lipper New York Tax-Exempt Municipal
         Funds Category (Lipper Average), as calculated by Lipper,
         Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.
       ------------------------------------------------------------------


 Calendar Year Total Returns (Class A)

                                    [CHART]

  1994    1995   1996   1997   1998    1999    2000   2001   2002    2003
 ------  ------  -----  -----  -----  ------  ------  -----  -----  -----
 -7.87%  18.62%  3.46%  9.53%  6.40%  -4.53%  14.28%  4.08%  9.99%  6.31%


                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +8.29%
                     Worst quarter: 1st quarter 1994, -6.31%


                                                                             ---

The Funds -- Columbia New York Tax-Exempt Fund




After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                                 1 Year 5 Years 10 Years
Class A (%)
  Return Before Taxes                                             1.26   4.81     5.24
  Return After Taxes on Distributions                             1.18   4.78     5.23
  Return After Taxes on Distributions and Sale of Fund Shares     2.30   4.74     5.18
-------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                             0.52   4.72     4.96
  Return After Taxes on Distributions                             0.43   4.70     4.95
  Return After Taxes on Distributions and Sale of Fund Shares     1.63   4.58     4.86
-------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                             4.83   5.36     5.17/(1)/
  Return After Taxes on Distributions                             4.75   5.34     5.16/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares     4.54   5.17     5.06/(1)/
-------------------------------------------------------------------------------------------
Lehman Index (%)                                                  5.31   5.83     6.03
-------------------------------------------------------------------------------------------
Lipper Average (%)                                                4.78   4.73     5.11




(1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on September 26, 1986, Class B shares were initially offered on August 4, 1992 and Class C shares were initially offered on August 1, 1997.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class B shares convert to Class A shares after eight years
       ------------------------------------------------------------------


---

The Funds -- Columbia New York Tax-Exempt Fund





 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A    Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 4.75        0.00    0.00
-------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   1.00/(2)/   5.00    1.00
-------------------------------------------------------------------------------------------------
Redemption fee
(as a percentage of amount redeemed, if applicable)                      /(3)/     /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                  Class A Class B  Class C
   Management fee/(1)/ (%)                         0.50    0.50    0.50
   -------------------------------------------------------------------------
   Distribution and service (12b-1) fees/(2)/ (%)  0.23    0.98    0.98/(3)/
   -------------------------------------------------------------------------
   Other expenses/(4)/ (%)                         0.24    0.24    0.24
   -------------------------------------------------------------------------
   Total annual fund operating expenses/(1)/ (%)   0.97    1.72    1.72/(3)/




(1) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, the management fee for each share class would be 0.36% and total annual fund operating expenses for Class A, B and C shares would be 0.83%, 1.58% and 1.28%, respectively (taking into account the 12b-1 fee waiver discussed in footnote 3 below). This arrangement may be modified or terminated by the advisor at any time.


(2) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates.


(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.68% and total annual fund operating expenses for Class C shares would be 1.28% (taking into account the fee waiver discussed in footnote 1 above). This arrangement may be modified or terminated by the distributor at any time.


(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                            $569   $769   $  986   $1,608
       -----------------------------------------------------------------
       Class B: did not sell your shares  $175   $542   $  933   $1,831
                sold all your shares at
                the end of the period     $675   $842   $1,133   $1,831
       -----------------------------------------------------------------
       Class C: did not sell your shares  $175   $542   $  933   $2,030
                sold all your shares at
                the end of the period     $275   $542   $  933   $2,030


                                                                             ---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Investment.......................................... $1,000
      Subsequent Investments......................................    $50
      Automatic Investment Plan*..................................    $50
      Retirement Plan*............................................    $25
      * The initial investment minimum of $1,000 is waived on these plans.

      Each Fund reserves the right to change these investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------

 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class of the Fund at no
                   additional cost. There may be an additional charge if
                   exchanging from a money market fund. To exchange by
                   telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   You must have a current balance of at least $5,000 in the
                   fund the money is coming from. Exchanges will continue so
                   long as your fund balance is sufficient to complete the
                   transfers. You may terminate your program or change the
                   amount of the exchange (subject to the $100 minimum) by
                   calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.


---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, these sales charges may be waived, as described below and in the Statement of Additional Information.


       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Funds offer three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than
         $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.
       ------------------------------------------------------------------


Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


 Class A Sales Charges


                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   4.75       4.99        4.25
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        4.00
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        3.00
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00



Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


                                                                             ---

Your Account


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25



The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.


       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
         shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
         longest.
       ------------------------------------------------------------------



Reduced Sales Charges for Larger Investments You may pay a lower sales charge when purchasing Class A shares through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your current purchase will receive the lower sales charge; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.


Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

---

Your Account



Purchases of less than $250,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             5.00
                 ---------------------------------------------
                     Through second year            4.00
                 ---------------------------------------------
                     Through third year             3.00
                 ---------------------------------------------
                     Through fourth year            3.00
                 ---------------------------------------------
                     Through fifth year             2.00
                 ---------------------------------------------
                     Through sixth year             1.00
                 ---------------------------------------------
                     Longer than six years          0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders.


Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              3.00
                 ---------------------------------------------
                    Through second year             2.00
                 ---------------------------------------------
                    Through third year              1.00
                 ---------------------------------------------
                    Longer than three years         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

                                                                             ---

Your Account




Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                      Through first year            3.00
                 ---------------------------------------------
                      Through second year           2.00
                 ---------------------------------------------
                      Through third year            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.



Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


 Class C Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             1.00
                 ---------------------------------------------
                     Longer than one year           0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and, in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Columbia Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


---

Your Account



HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the NYSE is open.


When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


 Outlined below are the various options for selling shares:


Method              Instructions
Through your        You may call your financial advisor to place your sell
financial advisor   order. To receive the current trading day's price, your
                    financial advisor must receive your request prior to the
                    close of regular trading on the NYSE, usually 4:00 p.m.
                    Eastern time. Your financial advisor may charge you fees
                    for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange         You or your financial advisor may sell shares of the Fund
                    by exchanging from a Fund into the same share class (and,
                    in some cases, certain other classes) of another fund
                    distributed by Columbia Funds Distributor, Inc. at no
                    additional cost. To exchange by telephone, call
                    1-800-422-3737.
--------------------------------------------------------------------------------
By telephone        You or your financial advisor may sell shares of the Fund
                    by telephone and request that a check be sent to your
                    address of record by calling 1-800-422-3737, unless you
                    have notified the Fund of an address change within the
                    previous 30 days. The dollar limit for telephone sales is
                    $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
--------------------------------------------------------------------------------
By mail             You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                    address below. In your letter of instruction, note the
                    Fund's name, share class, account number, and the dollar
                    value or number of shares you wish to sell. All account
                    owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                    exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                    $100,000 or for alternate payee or mailing instructions.
                    Additional documentation is required for sales by
                    corporations, agents, fiduciaries, surviving joint owners
                    and individual retirement account owners. For details, call
                    1-800-345-6611.

                    Mail your letter of instruction to Columbia Funds Services,
                    Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By check writing    You may sell shares of the Funds by check writing. The
                    check must be at least $500 and no more than $100,000. You will continue to earn dividends on shares until the check
                    is presented to the bank for payment. When the check is
                    presented to the bank a sufficient number of full and
                    fractional shares will be sold at the next determined net
                    asset value to cover the amount of the check. Certificate
                    shares may not be sold by check writing. Check writing is
                    available only for Class A shares. Be sure to complete the appropriate section of the account application for this
                    feature.
--------------------------------------------------------------------------------
By wire             You may sell shares of the Fund and request that the
                    proceeds be wired to your bank. You must set up this
                    feature prior to your telephone request. Be sure to
                    complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic       You may automatically sell a specified dollar amount or
withdrawal plan     percentage of your account on a monthly, quarterly or
                    semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                    available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                    reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic funds You may sell shares of the Fund and request that the
transfer            proceeds be electronically transferred to your bank.
                    Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                    request. Be sure to complete the appropriate section of the account application for this feature.


                                                                             ---

Your Account



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Funds are not intended for short-term or frequent trading in their shares. Short-term or excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, each Fund and any other funds distributed by Columbia Funds Distributor, Inc. reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. See the section "How to Exchange Shares."


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Each Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee is calculated by adding (1) 0.10% on net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Funds that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2003, each Fund's combined service fee was the following percentage of each Fund's average net assets:
California Tax-Exempt Fund 0.21%; Connecticut Tax-Exempt Fund 0.23%; Massachusetts Tax-Exempt Fund 0.21% and New York Tax-Exempt Fund 0.23%. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of each Fund's Class C share distribution fee so that it does not exceed 0.45% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How a Fund's Share Price is Determined The price of each class of a Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.


When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.

---

Your Account




You can find the daily prices of some share classes for each Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.



Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.



Share Certificates Share certificates are not available for any class of shares offered by the Funds. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.


Dividends, Distributions, and Taxes The Funds have the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Funds, net of expenses incurred by the Funds.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         Each Fund may earn income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of a Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------



Distribution Options The Funds declare dividends daily and pay them monthly, and declare and pay any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the day the shares are purchased. Shares stop earning dividends at the close of business on the day before redemption. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.





 Distribution Options

  Reinvest all distributions in additional shares of your current fund
---------------------------------------------------------------------------
  Reinvest all distributions in shares of another fund
---------------------------------------------------------------------------
  Receive dividends in cash (see options below) and reinvest capital gains
---------------------------------------------------------------------------
  Receive all distributions in cash (with one of the following options):
..  send the check to your address of record
..  send the check to a third party address
..  transfer the money to your bank via electronic funds transfer

                                                                             ---

Your Account



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


Tax Consequences For federal income tax purposes, distributions of investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in a Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Funds intend to distribute federally tax-exempt income. The Funds may invest a portion of their assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.


You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.


No significant part of Fund distributions is expected to be derived from qualified dividend income.


---

Managing the Funds
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Management is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Management runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



On April 1, 2003, several advisory subsidiaries of Columbia, including Colonial Management Associates, Inc. (Colonial), merged into Columbia Management (which previously had been known as Columbia Management Company). Before April 1, 2003, Colonial was the investment advisor to each Fund. As a result of the merger, Columbia Management is now the investment advisor to each Fund.



For the 2003 fiscal year, aggregate advisory fees paid to Columbia Management by each of the California Fund, Connecticut Fund, Massachusetts Fund and New York Fund, not including pricing and bookkeeping, and other fees paid to Columbia Management by each Fund, amounted to 0.50%, 0.50%, 0.50% and 0.50% of average daily net assets of each Fund, respectively.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Gary Swayze, a senior vice president of Columbia Management, is the portfolio manager for each Fund and has managed the New York Fund since September, 1997, the California Fund since October, 1997, the Connecticut Fund since November, 1997 and the Massachusetts Fund since July, 1998.


                                                                             ---

Other Investment Strategies and Risks
-------------------------------------------------------------------------------





Each Fund's principal investment strategies and their associated risks are described under "The Funds --Principal Investment Strategies" and "The Funds -- Principal Investment Risks." This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goal, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. Each Fund may not always achieve its investment goal. Except as otherwise noted, approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or any of its investment strategies.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

Each Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as mortgages and student loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to

---

Other Investment Strategies and Risks


maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MUNICIPAL LEASE OBLIGATIONS
--------------------------------------------------------------------------------

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by state and local governments and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation bonds or special revenue obligations. Municipal lease obligations may not be backed by the issuing municipality, and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to a Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time-consuming and costly and result in a delay in recovery or the failure to fully recover the Fund's original investment.


WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.
In a dollar roll, a Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.

ZERO COUPON BONDS
--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

INVERSE FLOATING RATE OBLIGATIONS
--------------------------------------------------------------------------------

Inverse floating rate obligations represent interests in bonds. They carry coupon rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income and as short-term rates fall, inverse floaters produce more income. In addition, prices of inverse floaters are more volatile than prices of bonds with similar maturities. The market value of inverse floaters falls when long-term rates rise, but will fall further than the market value of a bond with a similar maturity (and will also increase more when long-term rates fall). The advisor has set an internal policy to invest no more than 15% of a Fund's total assets in inverse floating rate obligations.



TEMPORARY DEFENSIVE STRATEGIES

--------------------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.


                                                                             ---

Financial Highlights
-------------------------------------------------------------------------------



The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the applicable Fund (assuming reinvestment of all dividends and distributions). This information for the New York Fund is included in the Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report. This information for the California Fund, the Connecticut Fund and the Massachusetts Fund is included in the Fund's financial statements which, for the period ended October 31, 2003 and for the years ended January 31, 2003, 2002, 2001 and 2000, have been audited by Ernst & Young LLP, independent auditors, whose report, along with those Funds' financial statements, is included in each Fund's Annual Report. The information for the year ended January 31, 1999, has been audited by other independent accountants, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free copy of each Fund's annual report by calling 1-800-426-3750.



 Columbia California Tax-Exempt Fund



                                                   Period ended
                                                   October 31,                        Year ended January 31,
                                                    2003/(a)/        2003           2002          2001         2000
                                                     Class A        Class A        Class A       Class A      Class A
                                                     -------      -------      -------         -------      -------
 Net asset value --
 Beginning of period ($)                                7.63         7.59         7.68            6.92         7.73
-------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                                0.23/(c)/    0.33/(c)/    0.34/(c)(d)/    0.35/(e)/    0.35/(e)/
   Net realized and unrealized gain (loss) on
    investments and futures contracts                   0.07         0.08         0.01/(d)/       0.77        (0.79)
-------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                       0.30         0.41         0.35            1.12        (0.44)
-------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared to Shareholders ($):
   From net investment income                          (0.23)       (0.33)       (0.32)          (0.35)       (0.35)
   In excess of net investment income                     --           --           --              --           --
   From net realized gains                                --        (0.04)       (0.12)          (0.01)          --
   In excess of net realized gains                        --           --           --              --        (0.02)
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders         (0.23)       (0.37)       (0.44)          (0.36)       (0.37)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                      7.70         7.63         7.59            7.68         6.92
-------------------------------------------------------------------------------------------------------------------------
  Total Return (%)/(f)/                                 3.96/(g)/    5.46         4.70           16.49        (5.92)
-------------------------------------------------------------------------------------------------------------------------
 Ratios to Average
 Net Assets/Supplemental Data (%):
   Expenses /(h)/                                       0.98/(i)/    0.93         0.91            0.89         0.91
   Net investment income /(h)/                          4.04/(i)/    4.27         4.42/(d)/       4.79         4.72
  Portfolio turnover rate (%)                              9/(g)/      10            7               9           19
  Net assets, end of period (000's) ($)              212,086      220,494      228,430         212,839      194,606




                                                   1999/(b)/
                                                   Class A
                                                   --------
 Net asset value --
 Beginning of period ($)                              7.72
------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                              0.35
   Net realized and unrealized gain (loss) on
    investments and futures contracts                 0.11
------------------------------------------------------------
 Total from Investment Operations                     0.46
------------------------------------------------------------
 Less Distributions Declared to Shareholders ($):
   From net investment income                        (0.35)
   In excess of net investment income                (0.01)
   From net realized gains                           (0.07)
   In excess of net realized gains                   (0.02)
------------------------------------------------------------
  Total Distributions Declared to Shareholders       (0.45)
------------------------------------------------------------
 Net asset value --
 End of period ($)                                    7.73
------------------------------------------------------------
  Total Return (%)/(f)/                               6.23
------------------------------------------------------------
 Ratios to Average
 Net Assets/Supplemental Data (%):
   Expenses /(h)/                                     0.86
   Net investment income /(h)/                        4.60
  Portfolio turnover rate (%)                           13
  Net assets, end of period (000's) ($)            246,576





(a) The Fund has changed its fiscal year end from January 31 to October 31.


(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.


(c) Per share data was calculated using average shares outstanding during the period.


(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.41% to 4.42%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.


(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.


(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


---

Financial Highlights



 Columbia California Tax-Exempt Fund



                                                Period ended
                                                October 31,                      Year ended January 31,
                                                 2003/(a)/        2003         2002          2001        2000     1999/(b)/
                                                  Class B        Class B      Class B       Class B     Class B   Class B
                                                  -------      -------     -------        -------     -------     --------
 Net asset value --
 Beginning of period ($)                             7.63        7.59        7.68           6.92        7.73         7.72
---------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                             0.19/(c)/   0.27/(c)/   0.28/(c)(d)/   0.29/(e)/   0.29/(e)/    0.29
   Net realized and unrealized gain (loss) on
    investments and futures contracts                0.07        0.08        0.02/(d)/      0.77       (0.79)        0.11
---------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   0.26        0.35        0.30           1.06       (0.50)        0.40
---------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       (0.19)      (0.27)      (0.29)         (0.29)      (0.29)       (0.29)
   In excess of net investment income                  --          --          --             --          --        (0.01)
   From net realized gains                             --       (0.04)      (0.10)         (0.01)         --        (0.07)
   In excess of net realized gains                     --          --          --             --       (0.02)       (0.02)
---------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders      (0.19)      (0.31)      (0.39)         (0.30)      (0.31)       (0.39)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   7.70        7.63        7.59           7.68        6.92         7.73
---------------------------------------------------------------------------------------------------------------------------
 Total Return (%)/(f)/                               3.38/(g)/   4.68        3.94          15.63       (6.63)        5.42
---------------------------------------------------------------------------------------------------------------------------
 Ratios to Average
 Net Assets/Supplemental Data (%):
   Expenses /(h)/                                    1.73/(i)/   1.68        1.66           1.64        1.66         1.61
   Net investment income /(h)/                       3.29/(i)/   3.52        3.67/(d)/      4.04        3.97         3.85
  Portfolio turnover rate (%)                           9/(g)/     10           7              9          19           13
  Net assets, end of period (000's) ($)            38,760      43,436      47,989         68,414      80,416       99,485





(a) The Fund has changed its fiscal year end from January 31 to October 31.


(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.


(c) Per share data was calculated using average shares outstanding during the period.


(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.66% to 3.67%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.


(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.




(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


                                                                             ---

Financial Highlights



 Columbia California Tax-Exempt Fund



                                                Period ended
                                                October 31,                      Year ended January 31,
                                                 2003/(a)/        2003         2002         2001        2000      1999/(b)/
                                                  Class C        Class C      Class C      Class C     Class C    Class C
                                                  -------      -------     -------        -------     -------     --------
 Net asset value --
 Beginning of period ($)                             7.63        7.59        7.68           6.92        7.73        7.72
---------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                             0.21/(c)/   0.29/(c)/   0.31/(c)(d)/   0.32/(e)/   0.31/(e)/   0.31
   Net realized and unrealized gain (loss) on
    investments and futures contracts                0.06        0.08        0.01/(d)/      0.77       (0.79)       0.11
---------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   0.27        0.37        0.32           1.09       (0.48)       0.42
---------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       (0.20)      (0.29)      (0.30)         (0.32)      (0.31)      (0.32)
   In excess of net investment income                  --          --          --             --          --       (0.01)
   From net realized gains                             --       (0.04)      (0.11)         (0.01)         --       (0.07)
   In excess of net realized gains                     --          --          --             --       (0.02)      (0.01)
---------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders      (0.20)      (0.33)      (0.41)         (0.33)      (0.33)      (0.41)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   7.70        7.63        7.59           7.68        6.92        7.73
---------------------------------------------------------------------------------------------------------------------------
 Total Return (%)/(f)(g)/                            3.61/(h)/   4.99        4.24          15.97       (6.35)       5.74
---------------------------------------------------------------------------------------------------------------------------
 Ratios to Average
 Net Assets/Supplemental Data (%):
   Expenses /(i)/                                    1.43/(j)/   1.38        1.36           1.34        1.36        1.31
   Net investment income /(i)/                       3.59/(j)/   3.82        3.97/(d)/      4.34        4.27        4.15
   Waiver/reimbursement                              0.30/(j)/   0.30        0.30           0.30        0.30        0.30
  Portfolio turnover rate (%)                           9/(h)/     10           7              9          19          13
  Net assets, end of period (000's) ($)            18,244      23,686      26,354          5,872       6,059       5,963





(a) The Fund has changed its fiscal year end from January 31 to October 31.


(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.


(c) Per share data was calculated using average shares outstanding during the period.


(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.96% to 3.97%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.


(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.


(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(g) Had the distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) Not annualized.


(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(j) Annualized.


---

Financial Highlights



 Columbia Connecticut Tax-Exempt Fund



                                                Period ended
                                                October 31,                         Year ended January 31,
                                                 2003/(a)/        2003           2002          2001        2000      1999/(b)/
                                                  Class A        Class A        Class A       Class A     Class A    Class A
                                                  -------      -------      -------         -------     -------     --------
 Net asset value --
 Beginning of period ($)                             8.11         7.96         7.85           7.28        7.95         7.83
--------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                             0.24/(c)/    0.34/(c)/    0.37/(c)(d)/   0.37/(e)/   0.37/(e)/    0.37/(e)/
   Net realized and unrealized gain (loss) on
    investments and futures contracts                0.10         0.17         0.11/(d)/      0.57       (0.67)        0.13
--------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   0.34         0.51         0.48           0.94       (0.30)        0.50
--------------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       (0.24)       (0.34)       (0.35)         (0.37)      (0.37)       (0.37)
   In excess of net investment income                  --           --           --             --          --        (0.01)
   From net realized gains                             --        (0.02)       (0.02)            --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders      (0.24)       (0.36)       (0.37)         (0.37)      (0.37)       (0.38)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   8.21         8.11         7.96           7.85        7.28         7.95
--------------------------------------------------------------------------------------------------------------------------------
 Total Return (%)/(f)(g)/                            4.21/(h)/    6.54         6.25          13.24       (3.87)        6.54
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to Average
 Net Assets/Supplemental Data (%):
   Expenses /(i)/                                    0.83/(j)/    0.82         0.79           0.78        0.78         0.77
   Net investment income /(i)/                       3.97/(j)/    4.21         4.61/(d)/      4.95        4.84         4.69
   Waiver/reimbursement                              0.20/(j)/    0.16         0.18           0.17        0.15         0.14
  Portfolio turnover rate (%)                          11/(h)/      16            3              8           9            6
  Net assets, end of period (000's) ($)           111,944      114,482      103,760         81,385      66,348       83,156





(a) The Fund has changed its fiscal year end from January 31 to October 31.


(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.


(c) Per share data was calculated using average shares outstanding during the period.


(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 4.57% to 4.61%. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.


(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.


(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(g) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) Not annualized.


(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(j) Annualized.


                                                                             ---

Financial Highlights



 Columbia Connecticut Tax-Exempt Fund



                                                Period ended
                                                October 31,                        Year ended January 31,
                                                 2003/(a)/        2003         2002          2001        2000      1999/(b)/
                                                  Class B        Class B      Class B       Class B     Class B    Class B
                                                  -------      -------     -------        -------     -------     --------
 Net asset value --
 Beginning of period ($)                             8.11        7.96        7.85           7.28        7.95         7.83
------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                             0.20/(c)/   0.28/(c)/   0.31/(c)(d)/   0.32/(e)/   0.31/(e)/    0.31/(e)/
   Net realized and unrealized gain (loss) on
    investments and futures contracts                0.09        0.17        0.11/(d)/      0.57       (0.67)        0.13
------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   0.29        0.45        0.42           0.89       (0.36)        0.44
------------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       (0.19)      (0.28)      (0.29)         (0.32)      (0.31)       (0.31)
   In excess of net investment income                  --          --          --             --          --        (0.01)
   From net realized gains                             --       (0.02)      (0.02)            --          --           --
------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders      (0.19)      (0.30)      (0.31)         (0.32)      (0.31)       (0.32)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   8.21        8.11        7.96           7.85        7.28         7.95
------------------------------------------------------------------------------------------------------------------------------
 Total Return (%)/(f)(g)/                            3.62/(h)/   5.74        5.49          12.42       (4.59)        5.73
------------------------------------------------------------------------------------------------------------------------------
 Ratios to Average
 Net Assets/Supplemental Data (%):
   Expenses /(i)/                                    1.58/(j)/   1.57        1.54           1.53        1.53         1.52
   Net investment income /(i)/                       3.22/(j)/   3.46        3.86/(d)/      4.20        4.09         3.94
   Waiver/reimbursement                              0.20/(j)/   0.16        0.18           0.17        0.15         0.14
  Portfolio turnover rate (%)                          11/(h)/     16           3              8           9            6
  Net assets, end of period (000's) ($)            55,792      61,865      55,997         64,072      76,246       87,947





(a) The Fund has changed its fiscal year end from January 31 to October 31.


(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.


(c) Per share data was calculated using average shares outstanding during the period.


(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 3.82% to 3.86%. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.


(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.


(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(g) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) Not annualized.


(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(j) Annualized.


---

Financial Highlights




 Columbia Connecticut Tax-Exempt Fund



                                                                                   Year ended January 31,
                                                Period ended
                                                October 31,
                                                 2003/(a)/        2003         2002         2001        2000      1999/(b)/
                                                  Class C        Class C      Class C      Class C     Class C     Class C
                                                  -------      -------     -------        -------     -------     --------
 Net asset value --
 Beginning of period ($)                             8.11        7.96        7.85           7.28        7.95        7.83
-----------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                             0.22/(c)/   0.30/(c)/   0.33/(c)(d)/   0.34/(e)/   0.33/(e)/   0.33/(e)/
   Net realized and unrealized gain (loss) on
    investments and futures contracts                0.09        0.17        0.12/(d)/      0.57       (0.67)       0.13
-----------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                    0.31        0.47        0.45           0.91       (0.34)       0.46
-----------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       (0.21)      (0.30)      (0.32)         (0.34)      (0.33)      (0.33)
   In excess of net investment income                  --          --          --             --          --       (0.01)
   From net realized gains                             --       (0.02)      (0.02)            --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders      (0.21)      (0.32)      (0.34)         (0.34)      (0.33)      (0.34)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   8.21        8.11        7.96           7.85        7.28        7.95
-----------------------------------------------------------------------------------------------------------------------------
 Total Return (%)/(f)(g)/                            3.86/(h)/   6.06        5.79          12.76       (4.31)       6.05
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average
 Net Assets/Supplemental Data (%):
   Expenses /(i)/                                    1.28/(j)/   1.27        1.24           1.23        1.23        1.22
   Net investment income /(i)/                       3.52/(j)/   3.76        4.16/(d)/      4.50        4.39        4.24
   Waiver/reimbursement                              0.50/(j)/   0.46        0.48           0.47        0.45        0.44
  Portfolio turnover rate (%)                          11/(h)/     16           3              8           9           6
  Net assets, end of period (000's) ($)            30,218      30,456      12,108          4,551       2,768       1,333





(a) The Fund has changed its fiscal year end from January 31 to October 31.


(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.


(c) Per share data was calculated using average shares outstanding during the period.


(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.13% to 4.16%. The impact to the net investment income and net realized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.


(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.


(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(g) Had the investment advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) Not annualized.


(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(j) Annualized.


                                                                             ---

Financial Highlights




 Columbia Massachusetts Tax-Exempt Fund



                                                Period ended                          Year ended January 31,
                                                October 31,
                                                 2003/(a)/        2003           2002          2001          2000
                                                  Class A        Class A        Class A       Class A       Class A
                                                  -------      -------      -------         -------      -------
 Net asset value --
 Beginning of period ($)                             8.06         7.85         7.83            7.18         8.06
-----------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                             0.25/(c)/    0.35/(c)/    0.40/(c)(d)/    0.37/(e)/    0.37/(e)/
   Net realized and unrealized gain (loss) on
    investments and futures contracts                0.10         0.23         0.03/(d)/       0.70        (0.84)
-----------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   0.35         0.58         0.43            1.07        (0.47)
-----------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       (0.25)       (0.35)       (0.37)          (0.38)       (0.37)
   In excess of net investment income                  --           --           --              --           --
   From net realized gains                             --        (0.02)       (0.04)          (0.04)          --/(f)/
   In excess of net realized gains                     --           --           --              --        (0.04)
-----------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders      (0.25)       (0.37)       (0.41)          (0.42)       (0.41)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   8.16         8.06         7.85            7.83         7.18
-----------------------------------------------------------------------------------------------------------------------
 Total Return (%)/(g)/                               4.40/(h)/    7.59         5.62/(i)/      15.30/(i)/   (5.96)/(i)/
-----------------------------------------------------------------------------------------------------------------------
 Ratios to Average
 Net Assets/Supplemental Data (%):
   Expenses /(j)/                                    1.00/(k)/    0.94         0.92            0.93         0.93
   Net investment income /(j)/                       4.16/(k)/    4.39         5.05/(d)/       4.94         4.81
   Waiver/reimbursement                                --           --         0.05            0.03         0.02
  Portfolio turnover rate (%)                           9/(h)/      13            8              18           16
  Net assets, end of period (000's) ($)           167,692      170,512      169,284         152,057      142,790




                                                 1999/(b)/
                                                  Class A
                                                --------
 Net asset value --
 Beginning of period ($)                           8.10
------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                           0.38
   Net realized and unrealized gain (loss) on
    investments and futures contracts              0.10
------------------------------------------------------------
  Total from Investment Operations                 0.48
------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                     (0.38)
   In excess of net investment income             (0.01)
   From net realized gains                        (0.13)
   In excess of net realized gains                   --/(f)/
------------------------------------------------------------
  Total Distributions Declared to Shareholders    (0.52)
------------------------------------------------------------
 Net asset value --
 End of period ($)                                 8.06
------------------------------------------------------------
 Total Return (%)/(g)/                             6.25
------------------------------------------------------------
 Ratios to Average
 Net Assets/Supplemental Data (%):
   Expenses /(j)/                                  0.91
   Net investment income /(j)/                     4.69
   Waiver/reimbursement                              --
  Portfolio turnover rate (%)                        21
  Net assets, end of period (000's) ($)         180,628





(a) The Fund has changed its fiscal year end from January 31 to October 31.


(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.


(c) Per share data was calculated using average shares outstanding during the period.


(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 5.02% to 5.05%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.


(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.


(f) Rounds to less than $0.01 per share.


(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(h) Not annualized.


(i) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.


(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


---

Financial Highlights




 Columbia Massachusetts Tax-Exempt Fund



                                                Period ended
                                                October 31,                       Year ended January 31,
                                                 2003/(a)/        2003         2002          2001        2000      1999/(b)/
                                                  Class B        Class B      Class B       Class B     Class B    Class B
                                                  -------      -------     -------        -------     -------      --------
 Net asset value --
 Beginning of period ($)                             8.06        7.85        7.83           7.18        8.06          8.10
----------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                             0.21/(c)/   0.29/(c)/   0.34/(c)(d)/   0.31/(e)/   0.31/(e)/     0.32
   Net realized and unrealized gain (loss) on
    investments and futures contracts                0.10        0.23        0.03/(d)/      0.70       (0.84)         0.10
----------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                    0.31        0.52        0.37           1.01       (0.53)         0.42
----------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       (0.21)      (0.29)      (0.31)         (0.32)      (0.31)        (0.32)
   In excess of net investment income                  --          --          --             --          --         (0.01)
   From net realized gains                             --       (0.02)      (0.04)         (0.04)         --/(f)/    (0.10)
   In excess of net realized gains                     --          --          --             --       (0.04)        (0.03)
----------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders      (0.21)      (0.31)      (0.35)         (0.36)      (0.35)        (0.46)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   8.16        8.06        7.85           7.83        7.18          8.06
----------------------------------------------------------------------------------------------------------------------------
 Total Return (%)/(g)/                               3.82/(h)/   6.79        4.86/(i)/     14.45/(i)/  (6.67)/(i)/    5.44
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average
 Net Assets/Supplemental Data (%):
   Expenses /(j)/                                    1.75/(k)/   1.69        1.67           1.68        1.68          1.66
   Net investment income /(j)/                       3.41/(k)/   3.64        4.30/(d)/      4.19        4.06          3.94
   Waiver/reimbursement                                --          --        0.05           0.03        0.02            --
  Portfolio turnover rate (%)                           9/(h)/     13           8             18          16            21
  Net assets, end of period (000's) ($)            40,739      43,052      39,009         44,038      50,110        59,789





(a) The Fund has changed its fiscal year end from January 31 to October 31.


(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.


(c) Per share data was calculated using average shares outstanding during the period.


(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.27% to 4.30%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.


(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.


(f) Rounds to less than $0.01 per share.


(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(h) Not annualized.


(i) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.


(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


                                                                             ---

Financial Highlights



 Columbia Massachusetts Tax-Exempt Fund



                                                Period ended
                                                October 31,                        Year ended January 31,
                                                 2003/(a)/        2003         2002         2001        2000      1999/(b)/
                                                  Class C        Class C      Class C      Class C     Class C     Class C
                                                  -------      -------     -------        -------     -------     --------
 Net asset value --
 Beginning of period ($)                             8.06        7.85        7.83           7.18        8.06        8.10
-----------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                             0.23/(c)/   0.31/(c)/   0.36/(c)(d)/   0.34/(e)/   0.33/(e)/   0.35
   Net realized and unrealized gain (loss) on
    investments and futures contracts                0.09        0.24        0.04/(d)/      0.70       (0.84)       0.10
-----------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   0.32        0.55        0.40           1.04       (0.51)       0.45
-----------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       (0.22)      (0.32)      (0.34)         (0.35)      (0.33)      (0.35)
   In excess of net investment income                  --          --          --             --          --       (0.01)
   From net realized gains                             --       (0.02)      (0.04)         (0.04)         --/(f)/  (0.13)
   In excess of net realized gains                     --          --          --             --       (0.04)         --/(f)/
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders      (0.22)      (0.34)      (0.38)         (0.39)      (0.37)      (0.49)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   8.16        8.06        7.85           7.83        7.18        8.06
-----------------------------------------------------------------------------------------------------------------------------
 Total Return (%)/(g)(h)/                            4.05/(i)/   7.11        5.17          14.79       (6.38)       5.76
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average
 Net Assets/Supplemental Data (%):
   Expenses /(j)/                                    1.45/(k)/   1.39        1.37           1.38        1.38        1.36
   Net investment income /(j)/                       3.71/(k)/   3.94        4.60/(d)/      4.49        4.36        4.24
   Waiver/reimbursement                              0.30/(k)/   0.30        0.35           0.33        0.32        0.30
  Portfolio turnover rate (%)                           9/(i)/     13           8             18          16          21
  Net assets, end of period (000's) ($)            15,335      11,399       4,802          2,586       1,189         698





(a) The Fund has changed its fiscal year end from January 31 to October 31.


(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.


(c) Per share data was calculated using average shares outstanding during the period.


(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.57% to 4.60%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.


(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.


(f) Rounds to less than $0.01 per share.


(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(h) Had the investment advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


(i) Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


---

Financial Highlights




 Columbia New York Tax-Exempt Fund



                                                Period ended
                                                October 31,                      Year ended January 31,
                                                 2003/(a)/        2003         2002          2001        2000      1999
                                                  Class A        Class A      Class A       Class A     Class A   Class A
                                                  -------      -------     -------        -------     -------     -------
 Net asset value --
 Beginning of period ($)                             7.60        7.43        7.34           6.68        7.49        7.38
-------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                             0.24/(b)/   0.33/(b)/   0.34/(b)(c)/   0.35/(d)/   0.35/(d)/   0.36
   Net realized and unrealized gain (loss) on
    investments and futures contracts                0.11        0.17        0.07/(c)/      0.67       (0.81)       0.11
-------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   0.35        0.50        0.41           1.02       (0.46)       0.47
-------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       (0.23)      (0.33)      (0.32)         (0.36)      (0.35)      (0.35)
   In excess of net investment income                  --          --          --             --          --       (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders      (0.23)      (0.33)      (0.32)         (0.36)      (0.35)      (0.36)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   7.72        7.60        7.43           7.34        6.68        7.49
-------------------------------------------------------------------------------------------------------------------------
 Total Return (%)/(e)(f)/                            4.70/(g)/   6.81        5.75          15.58       (6.34)       6.61
-------------------------------------------------------------------------------------------------------------------------
 Ratios to Average
 Net Assets/Supplemental Data (%):
   Expenses /(h)/                                    0.83/(i)/   0.82        0.79           0.79        0.79        0.77
   Net investment income /(h)/                       4.15/(i)/   4.32        4.61/(c)/      5.02        4.90        4.78
   Waiver/reimbursement                              0.24/(i)/   0.18        0.21           0.22        0.18        0.16
  Portfolio turnover rate (%)                           8/(g)/     11           9             18          17          28
  Net assets, end of period (000's) ($)            68,271      67,779      60,165         47,733      43,471      55,348





(a) The Fund has changed its fiscal year end from January 31 to October 31.


(b) Per share data was calculated using average shares outstanding during the period.


(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.55% to 4.61%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.


(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.


(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not Annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


                                                                             ---

Financial Highlights



 Columbia New York Tax-Exempt Fund



                                                Period ended                     Year ended January 31,
                                                October 31,
                                                 2003/(a)/        2003         2002          2001        2000      1999
                                                  Class B        Class B      Class B       Class B     Class B   Class B
                                                  -------      -------     -------        -------     -------     -------
 Net asset value --
 Beginning of period ($)                             7.60        7.43        7.34           6.68        7.49        7.38
-------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                             0.20/(b)/   0.27/(b)/   0.29/(b)(c)/   0.30/(d)/   0.29/(d)/   0.30
   Net realized and unrealized gain (loss) on
    investments and futures contracts                0.11        0.17        0.07/(c)/      0.67       (0.81)       0.12
-------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   0.31        0.44        0.36           0.97       (0.52)       0.42
-------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       (0.19)      (0.27)      (0.27)         (0.31)      (0.29)      (0.30)
   In excess of net investment income                  --          --          --             --          --       (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to
   Shareholders                                     (0.19)      (0.27)      (0.27)         (0.31)      (0.29)      (0.31)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   7.72        7.60        7.43           7.34        6.68        7.49
-------------------------------------------------------------------------------------------------------------------------
 Total Return (%)/(e)(f)/                            4.12/(g)/   6.02        4.99          14.74       (7.04)       5.80
-------------------------------------------------------------------------------------------------------------------------
 Ratios to Average
 Net Assets/Supplemental Data (%):
   Expenses /(h)/                                    1.58/(i)/   1.57        1.54           1.54        1.54        1.52
   Net investment income /(h)/                       3.40/(i)/   3.57        3.86/(c)/      4.27        4.15        4.03
   Waiver/reimbursement                              0.24/(i)/   0.18        0.21           0.22        0.18        0.16
  Portfolio turnover rate (%)                           8/(g)/     11           9             18          17          28
  Net assets, end of period (000's) ($)            44,293      43,018      36,409         41,034      44,747      54,079





(a) The Fund has changed its fiscal year end from January 31 to October 31.


(b) Per share data was calculated using average shares outstanding during the period.


(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.80% to 3.86%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.


(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.


(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


---

Financial Highlights



 Columbia New York Tax-Exempt Fund



                                                  Period ended
                                                  October 31,                      Year ended January 31,
                                                   2003/(a)/       2003          2002         2001        2000       1999
                                                    Class C       Class C       Class C      Class C     Class C    Class C
                                                    -------      -------     -------        -------     -------     -------
 Net asset value --
 Beginning of period ($)                               7.60        7.43        7.34           6.68        7.49        7.38
---------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                               0.21/(b)/   0.29/(b)/   0.31/(b)(c)/   0.32/(d)/   0.31/(d)/   0.32
   Net realized and unrealized gain (loss) on
    investments and futures contracts                  0.12        0.17        0.07/(c)/      0.67       (0.81)       0.12
---------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                     0.33        0.46        0.38           0.99       (0.50)       0.44
---------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                         (0.21)      (0.29)      (0.29)         (0.33)      (0.31)      (0.32)
   In excess of net investment income                    --          --          --             --          --       (0.01)
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders       (0.21)      (0.29)      (0.29)         (0.33)      (0.31)      (0.33)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                     7.72        7.60        7.43           7.34        6.68        7.49
---------------------------------------------------------------------------------------------------------------------------
 Total Return (%)/(e)(f)/                              4.35/(g)/   6.34        5.29          15.07       (6.76)       6.13
---------------------------------------------------------------------------------------------------------------------------
 Ratios to Average
 Net Assets/Supplemental Data (%):
   Expenses /(h)/                                      1.28/(i)/   1.27        1.24           1.24        1.24        1.22
   Net investment income /(h)/                         3.70/(i)/   3.87        4.16/(c)/      4.57        4.45        4.33
   Waiver/reimbursement                                0.54/(i)/   0.48        0.51           0.52        0.48        0.46
  Portfolio turnover rate (%)                             8/(g)/     11           9             18          17          28
  Net assets, end of period (000's) ($)              10,231       9,344       4,108            900         654         720





(a) The Fund has changed its fiscal year end from January 31 to October 31.


(b) Per share data was calculated using average shares outstanding during the period.


(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.10% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.


(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.


(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(f) Had the investment advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:


Columbia Funds Distributor, Inc.

One Financial Center
Boston, MA 02111-2621
1-800-426-3750

www.columbiafunds.com



Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.



You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust V (formerly named Liberty Funds Trust V): 811-5030



..  Columbia California Tax-Exempt Fund (formerly named Liberty California
   Tax-Exempt Fund)



..  Columbia Connecticut Tax-Exempt Fund (formerly named Liberty Connecticut
   Tax-Exempt Fund)



..  Columbia Massachusetts Tax-Exempt Fund (formerly named Liberty Massachusetts
   Tax-Exempt Fund)



..  Columbia New York Tax-Exempt Fund (formerly named Liberty New York
   Tax-Exempt Fund)



--------------------------------------------------------------------------------




[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2004 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com




                                                               CST-01/180R-0204

Columbia State Funds                    Prospectus, March 1, 2004
-------------------------------------------------------------------------------



COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND


COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND


COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND


COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND


COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND


COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND


COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND


Class A, B and C Shares


Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUNDS                                 2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Each of the following sections discusses
Performance History and Your Expenses
 for that Fund:
Columbia Connecticut Intermediate
 Municipal Bond Fund....................  5
Columbia Florida Intermediate Municipal
 Bond Fund.............................. 10
Columbia Massachusetts Intermediate
 Municipal Bond Fund.................... 15
Columbia New Jersey Intermediate
 Municipal Bond Fund.................... 20
Columbia New York Intermediate
 Municipal Bond Fund.................... 25
Columbia Pennsylvania Intermediate
 Municipal Bond Fund.................... 30
Columbia Rhode Island Intermediate
 Municipal Bond Fund.................... 35

YOUR ACCOUNT                             40
--------------------------------------------
How to Buy Shares....................... 40
Sales Charges........................... 41
How to Exchange Shares.................. 45


How to Sell Shares...................... 45
Fund Policy on Trading of Fund Shares... 46
Distribution and Service Fees........... 46
Other Information About Your Account.... 47

MANAGING THE FUNDS                       49
--------------------------------------------
Investment Advisor...................... 49
Portfolio Managers...................... 49

FINANCIAL HIGHLIGHTS                     50
--------------------------------------------
Columbia Connecticut Intermediate
 Municipal Bond Fund.................... 50
Columbia Florida Intermediate Municipal
 Bond Fund.............................. 53
Columbia Massachusetts Intermediate
 Municipal Bond Fund.................... 56
Columbia New Jersey Intermediate
 Municipal Bond Fund.................... 59
Columbia New York Intermediate
 Municipal Bond Fund.................... 62
Columbia Pennsylvania Intermediate
 Municipal Bond Fund.................... 65
Columbia Rhode Island Intermediate
 Municipal Bond Fund.................... 68

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not FDIC  May Lose Value
Insured   No Bank Guarantee

The Funds
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Each Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from the personal income tax of its state, as is consistent with relative stability of principal.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in the municipal securities of its state, which are securities issued by that state and other governmental issuers (potentially including issuers located outside that state) and that pay interest which is exempt from both federal income tax (including the federal alternative minimum tax) and the income tax of that state and, in the case of the Connecticut Intermediate Municipal Bond Fund and the Massachusetts Intermediate Municipal Bond Fund, mutual funds that invest in that state's municipal securities. Under normal circumstances, each Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by each Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for a Fund, each Fund's investment advisor evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. Each Fund's advisor also determines the appropriate allocation of its Fund's assets among various issuers and industry sectors.

Nearly all of the investments of a Fund will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Fund's advisor to be of comparable quality. Under normal market conditions, each Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or unrated securities determined by its advisor to be of comparable quality. Occasionally, the rating of a security held by a Fund may be downgraded to below investment grade. If that happens, a Fund does not have to sell the security, unless its advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, each Fund will sell promptly any rated securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

Under normal circumstances, each Fund's average weighted maturity is expected to be between three and ten years.

Each Fund will sell a security when, as a result of changes in the economy or the performance of the security or other circumstances, its advisor believes that holding the security is no longer consistent with the Fund's investment goal.

At times, a Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

---

The Funds



In seeking to achieve its investment goal, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in each Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its investment goal. You may lose money by investing in the Funds.

Management risk means that the advisor's investment decisions might produce losses or cause a Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that a Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income a Fund receives from them but will affect the value of a Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.





Because the Fund may invest in special revenue obligations, including asset-backed securities and debt securities issued by private entities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



The interest income distributed by a Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.



Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.




                                                                             ---

The Funds








Single-State Focus: Because each of the Funds invests primarily in municipal securities of a particular state, the value of a Fund's shares will be particularly vulnerable to tax, legislative, demographic or political changes affecting that state, as well as by changes in the state's economy. As a result, the value of each Fund's shares may be more volatile than the value of shares of funds that invest in securities of issuers in a number of different states.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

---

The Funds



PERFORMANCE HISTORY (CONNECTICUT)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



        ----------------------------------------------------------------

          UNDERSTANDING PERFORMANCE
          Calendar Year Total Returns show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

          Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

          Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index
          (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and
          17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers 3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities
          between 2 and 17 years and at least $5 million in principal amount outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and life of the Fund periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
        ----------------------------------------------------------------


                                                                             ---

The Funds



 Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]

 1995   1996    1997    1998    1999   2000   2001   2002   2003
------  -----   -----   -----  ------  -----  -----  -----  -----
14.70%  3.63%   8.53%   6.67%  -2.81%  9.94%  4.26%  8.39%  3.27%



                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.91%
                     Worst quarter: 2nd quarter 1999, -2.28%




(1) The calendar year total returns shown for Class A shares include the returns of Retail A Shares (the predecessor to the Fund's Class T shares) of the Galaxy Connecticut Intermediate Municipal Bond Fund (the Galaxy Connecticut Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund, returns of Trust Shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, and returns of shares of the Boston 1784 Connecticut Tax-Exempt Income Fund (the 1784 Connecticut Fund), the predecessor to the Galaxy Connecticut Fund, for periods prior to June 26, 2000. Class A, B and C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares exceed expenses paid by Class T shares.


---

The Funds



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                                                     Life of
                                                               1 Year 5 Years/(1)/ the Fund/(1)/
Class A (%)
  Return Before Taxes                                          -1.60     3.51          5.25
  Return After Taxes on Distributions                          -1.60     3.49          5.21
  Return After Taxes on Distributions and Sale of Fund Shares   0.80     3.54          5.12
------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                          -2.49     3.74          5.56
  Return After Taxes on Distributions                          -2.49     3.72          5.53
  Return After Taxes on Distributions and Sale of Fund Shares  -0.71     3.70          5.39
------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                           1.87     4.17          5.61
  Return After Taxes on Distributions                           1.87     4.15          5.57
  Return After Taxes on Distributions and Sale of Fund Shares   2.24     4.08          5.43
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          6.11/(2)/
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Bond Index (%)                        5.11     5.83          6.49/(2)/




(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of Retail A Shares (for Class A) and Retail B Shares (for Class B and Class C (the predecessor to the Fund's Class G Shares) of the Galaxy Connecticut Fund (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively) for periods prior to November 18, 2002. The returns shown for Class T and G shares also include the returns of Trust Shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, and the returns of shares of the 1784 Connecticut Fund (whose shares were initially offered on August 1, 1994) for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and C shares were initially offered on November 18, 2002.


(2) Performance information is from July 31, 1994.


                                                                             ---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


        ----------------------------------------------------------------

          UNDERSTANDING EXPENSES
          Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

          Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

          Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
          The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
          .  $10,000 initial investment
          .  5% total return for each year
          .  Fund operating expenses remain the same
          .  Reinvestment of all dividends and distributions
          .  Class B shares convert to Class A shares after eight
             years
        ----------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A   Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00    0.00
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00    1.00
------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                Class A Class B  Class C
      Management fee/(1)(2)/ (%)                 0.62    0.62    0.62
      --------------------------------------------------------------------
      Distribution and service (12b-1) fees (%)  0.25    1.00    1.00/(3)/
      --------------------------------------------------------------------
      Other expenses/(2)/ (%)                    0.14    0.14    0.14
      --------------------------------------------------------------------
      Total annual fund operating expenses (%)   1.01    1.76    1.76/(3)/




(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. If this were reflected in the table, the 12b-1 fees for Class C shares would be 0.65% and the total annual fund operating expenses for Class C shares would be 1.41%. This arrangement may be modified or terminated at any time.


---

The Funds



 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                            $573   $781   $1,006   $1,653
       -----------------------------------------------------------------
       Class B: did not sell your shares  $179   $554     $954   $1,875
                sold all your shares at
                the end of the period     $679   $854   $1,154   $1,875
       -----------------------------------------------------------------
       Class C: did not sell your shares  $179   $554     $954   $2,073
                sold all your shares at
                the end of the period     $279   $554     $954   $2,073


                                                                             ---

The Funds


PERFORMANCE HISTORY (FLORIDA)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, Class B and Class C shares, including sales charges compare with those of broad measures of market performance for 1 year, 5 years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



        ----------------------------------------------------------------

          UNDERSTANDING PERFORMANCE
          Calendar Year Total Returns show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

          Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

          Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index
          (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and
          17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers 3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities
          between 2 and 17 years and at least $5 million in principal amount outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and life of the Fund periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
        ----------------------------------------------------------------


---

The Funds




 Calendar Year Total Returns (Class A)/(1)/


                                    [CHART]

1998    1999    2000    2001    2002   2003
-----   -----   -----   -----   -----  -----
6.37%  -2.78%   9.08%   4.74%   8.30%  2.92%



                     For the periods shown in bar chart:
                     Best quarter: 3rd quarter 2002, +3.57%
                     Worst quarter: 2nd quarter 1999, -2.38%




(1) The calendar year total returns shown for Class A shares include the returns of Trust Shares (the predecessor to the Fund's Class Z shares) of the Galaxy Florida Municipal Bond Fund (the Galaxy Florida Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund, and returns of shares of the Boston 1784 Florida Tax-Exempt Income Fund (the 1784 Florida
    Fund), the predecessor to the Galaxy Florida Fund, for periods prior to June 26, 2000. Class A, B and C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.


                                                                             ---

The Funds



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                                                     Life of
                                                               1 Year 5 Years/(1)/ the Fund/(1)/
Class A (%)
  Return Before Taxes                                          -2.00     3.36          4.38
  Return After Taxes on Distributions                          -2.00     3.36          4.33
  Return After Taxes on Distributions and Sale of Fund Shares  -0.27     3.41          4.30
------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                          -2.83     3.85          5.03
  Return After Taxes on Distributions                          -2.83     3.85          4.98
  Return After Taxes on Distributions and Sale of Fund Shares  -1.02     3.83          4.87
------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                           1.54     4.28          5.09
  Return After Taxes on Distributions                           1.54     4.28          5.05
  Return After Taxes on Distributions and Sale of Fund Shares   1.96     4.20          4.93
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          6.11/(2)/
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Bond Index (%)                        5.11     5.83           6.26(2)


(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively) and include the returns for Trust Shares of the Galaxy Florida Fund for periods prior to November 18, 2002, and returns of the 1784 Florida Fund (whose shares were initially offered on June 30, 1997) for periods prior to June 26, 2000. These returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and C shares were initially offered on November 18, 2002.


(2) Performance information is from June 30, 1997.


---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


        ----------------------------------------------------------------

          UNDERSTANDING EXPENSES
          Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

          Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

          Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
          The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
          .  $10,000 initial investment
          .  5% total return for each year
          .  Fund operating expenses remain the same
          .  Reinvestment of all dividends and distributions
          .  Class B shares convert to Class A shares after eight
             years
        ----------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A   Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00    0.00
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00    1.00
------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                Class A Class B  Class C
      Management fee/(1)(2)/ (%)                 0.62    0.62    0.62
      --------------------------------------------------------------------
      Distribution and service (12b-1) fees (%)  0.25    1.00    1.00/(3)/
      --------------------------------------------------------------------
      Other expenses/(2)/ (%)                    0.24    0.24    0.24
      --------------------------------------------------------------------
      Total annual fund operating expenses (%)   1.11    1.86    1.86/(3)/


(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. If this were reflected in the table, the 12b-1 fees for Class C shares would be 0.65% and the total annual fund operating expenses for Class C shares would be 1.51%. This arrangement may be modified or terminated at any time.


                                                                             ---

The Funds



 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                            $583   $811   $1,058   $1,762
       -----------------------------------------------------------------
       Class B: did not sell your shares  $189   $585   $1,006   $1,984
                sold all your shares at
                the end of the period     $689   $885   $1,206   $1,984
       -----------------------------------------------------------------
       Class C: did not sell your shares  $189   $585   $1,006   $2,180
                sold all your shares at
                the end of the period     $289   $585   $1,006   $2,180


---

The Funds


PERFORMANCE HISTORY (MASSACHUSETTS)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns before taxes for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



        ----------------------------------------------------------------

          UNDERSTANDING PERFORMANCE
          Calendar Year Total Returns show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.
          Average Annual Total Returns are a measure of the Fund's average performance, over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.
          Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index
          (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and
          17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers 3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities
          between 2 and 17 years and at least $5 million in principal amount outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund,
          indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
        ----------------------------------------------------------------


                                                                             ---

The Funds




 Calendar Year Total Returns (Class A)/(1)/


                                    [CHART]

 1994    1995    1996    1997    1998    1999    2000    2001    2002   2003
 ----    ----    ----    ----    ----    ----    ----    ----    -----  -----
-5.45%  13.77%   3.32%   8.89%   5.91%   -2.16%  9.90%   4.49%   8.40%  3.61%



                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.45%
                     Worst quarter: 1st quarter 1994, -5.17%




(1) The calendar year total returns shown for Class A shares include the returns of Retail A Shares (the predecessor to the Fund's Class T shares) of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the Galaxy Massachusetts Fund), the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class A shares were initially offered by the Fund, returns of Trust Shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, and returns of shares of the Boston 1784 Massachusetts Tax-Exempt Income Fund (the 1784 Massachusetts Fund), the predecessor to the Galaxy Massachusetts Fund, for periods prior to June 26, 2000. Class A, B and C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares exceed expenses paid by Class T shares.


---

The Funds



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                               1 Year 5 Years/(1)/ 10 Years/(1)/
Class A (%)
  Return Before Taxes                                          -1.29     3.74          4.41
  Return After Taxes on Distributions                          -1.29     3.74          4.41
  Return After Taxes on Distributions and Sale of Fund Shares   0.30     3.75          4.38
------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                          -2.18     4.00          4.71
  Return After Taxes on Distributions                          -2.18     4.00          4.71
  Return After Taxes on Distributions and Sale of Fund Shares  -0.50     3.93          4.63
------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                           2.19     4.42          4.75
  Return After Taxes on Distributions                           2.19     4.42          4.75
  Return After Taxes on Distributions and Sale of Fund Shares   2.47     4.30          4.67
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          5.60
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Bond Index (%)                        5.11     5.83          5.92


(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class T shares (for Class A) and Class G shares (for Class B and Class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively). The returns for Class T and G shares include the returns of Retail A Shares (for Class T) and Retail B Shares (for Class
    G) of the Galaxy Massachusetts Fund for periods prior to December 9, 2002. The returns for Class T and G shares also include the returns of Trust Shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, and the returns of shares of the 1784 Massachusetts Fund (whose shares were initially offered on June 14, 1993) for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and C shares were initially offered on December 9, 2002.




                                                                             ---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


        ----------------------------------------------------------------

          UNDERSTANDING EXPENSES
          Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.
          Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.
          Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
          The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
          .  $10,000 initial investment
          .  5% total return for each year
          .  Fund operating expenses remain the same
          .  Reinvestment of all dividends and distributions
          .  Class B shares convert to Class A shares after eight
             years
        ----------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A   Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00    0.00
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00    1.00
------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                  Class A Class B  Class C
    Management fee/(1)(2)/ (%)                     0.62    0.62    0.62
    ------------------------------------------------------------------------
    Distribution and service (12b-1) fees (%)      0.25    1.00    1.00/(3)/
    ------------------------------------------------------------------------
    Other expenses/(2)/ (%)                        0.11    0.11    0.11
    ------------------------------------------------------------------------
    Total annual fund operating expenses/(3)/ (%)  0.98    1.73    1.73/(3)/


(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. If this were reflected in the table, the 12b-1 fees for Class C shares would be 0.65% and the total annual fund operating expenses for Class C shares would be 1.38%. This arrangement may be modified or terminated at any time.


---

The Funds



 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                            $570   $772     $991   $1,619
       -----------------------------------------------------------------
       Class B: did not sell your shares  $176   $545     $939   $1,842
                sold all your shares at
                the end of the period     $676   $845   $1,139   $1,842
       -----------------------------------------------------------------
       Class C: did not sell your shares  $176   $545     $939   $2,041
                sold all your shares at
                the end of the period     $276   $545     $939   $2,041


                                                                             ---

The Funds


PERFORMANCE HISTORY (NEW JERSEY)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges compare with those of broad measures of market performance for 1 year, 5 years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



        ----------------------------------------------------------------

          UNDERSTANDING PERFORMANCE
          Calendar Year Total Returns show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.
          Average Annual Total Returns are a measure of the Fund's average performance, over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.
          Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index
          (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and
          17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers 3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities
          between 2 and 17 years and at least $5 million in principal amount outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and life of the Fund periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
        ----------------------------------------------------------------


---

The Funds




 Calendar Year Total Returns (Class A)/(1)/



                                    [CHART]

 1999    2000    2001    2002    2003
------  ------  ------  ------  ------
-3.20%  10.59%   3.57%   9.83%   3.89%




                     For the periods shown in bar chart:
                     Best quarter: 3rd quarter 2002, +4.75%
                     Worst quarter: 2nd quarter 1999, -2.39%




(1) The calendar year total returns shown for Class A shares include the returns of Retail A Shares of the Galaxy New Jersey Municipal Bond Fund (the Galaxy New Jersey Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund. Class A, B and C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares exceed expenses paid by Class T shares.


                                                                             ---

The Funds



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                                                     Life of
                                                               1 Year 5 Years/(1)/ the Fund/(1)/
Class A (%)
  Return Before Taxes                                          -1.08     3.80          4.12
  Return After Taxes on Distributions                          -1.13     3.73          4.06
  Return After Taxes on Distributions and Sale of Fund Shares   0.39     3.74          4.02
------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                          -1.92     4.02          4.47
  Return After Taxes on Distributions                          -1.97     3.95          4.41
  Return After Taxes on Distributions and Sale of Fund Shares  -0.39     3.88          4.28
------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                           2.46     4.44          4.68
  Return After Taxes on Distributions                           2.42     4.38          4.62
  Return After Taxes on Distributions and Sale of Fund Shares   2.60     4.26          4.48
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Bond Index (%)                        5.11     5.83          5.97
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          5.73/(2)/




(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class T shares (for Class A) and Class G shares (for Class B and Class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively). The returns for Class T and G shares include the returns of Retail A Shares (for Class T) and Retail B Shares (for Class
    G) of the Galaxy New Jersey Fund for periods prior to November 18, 2002. Retail A and B shares were initially offered on April 3, 1998. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class T and G shares are offered to certain investors through a separate prospectus. Class A, B and C shares were initially offered on November 18, 2002.


(2) Performance information is from March 31, 1998.


---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


        ----------------------------------------------------------------

          UNDERSTANDING EXPENSES
          Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.
          Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

          Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
          The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
          .  $10,000 initial investment
          .  5% total return for each year
          .  Fund operating expenses remain the same
          .  Reinvestment of all dividends and distributions
          .  Class B shares convert to Class A shares after eight
             years
        ----------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A   Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00    0.00
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00    1.00
------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                Class A Class B  Class C
      Management fee/(1)(2)/ (%)                 0.62    0.62    0.62
      --------------------------------------------------------------------
      Distribution and service (12b-1) fees (%)  0.25    1.00    1.00/(3)/
      --------------------------------------------------------------------
      Other expenses/(2)/ (%)                    0.25    0.25    0.25
      --------------------------------------------------------------------
      Total annual fund operating expenses (%)   1.12    1.87    1.87/(3)/


(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. If this were reflected in the table, the 12b-1 fees for Class C shares would be 0.65% and the total annual fund operating expenses for Class C shares would be 1.52%. This arrangement may be modified or terminated at any time.


                                                                             ---

The Funds



 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                            $584   $814   $1,063   $1,773
       -----------------------------------------------------------------
       Class B: did not sell your shares  $190   $588   $1,011   $1,995
                sold all your shares at
                the end of the period     $690   $888   $1,211   $1,995
       -----------------------------------------------------------------
       Class C: did not sell your shares  $190   $588   $1,011   $2,190
                sold all your shares at
                the end of the period     $290   $588   $1,011   $2,190


---

The Funds


PERFORMANCE HISTORY (NEW YORK)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



        ----------------------------------------------------------------

          UNDERSTANDING PERFORMANCE
          Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

          Average Annual Total Returns are a measure of the Fund's average performance, over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

          Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index
          (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and
          17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers 3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities
          between 2 and 17 years and at least $5 million in principal amount outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund,
          indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
        ----------------------------------------------------------------


                                                                             ---

The Funds




 Calendar Year Total Returns (Class A)/(1)/


                                    [CHART]

 1994    1995   1996   1997   1998    1999    2000   2001    2002   2003
------  ------  -----  -----  -----  ------  ------  -----  ------  -----
-7.28%  16.85%  3.38%  8.66%  5.96%  -3.66%  12.38%  3.10%  10.18%  4.29%



                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +7.39%
                     Worst quarter: 1st quarter 1994, -6.55%




(1) The calendar year total returns shown for Class A shares include the returns of Retail A Shares (the predecessor to the Fund's Class T shares) of the Galaxy New York Municipal Bond Fund (the Galaxy New York Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A shares were initially offered by the Fund. Class A, B and C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares exceed expenses paid by Class T shares.


---

The Funds



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                               1 Year 5 Years/(1)/ 10 Years/(1)/
Class A (%)
  Return Before Taxes                                          -0.65     4.09          4.66
  Return After Taxes on Distributions                          -0.69     4.07          4.64
  Return After Taxes on Distributions and Sale of Fund Shares   0.63     4.03          4.57
------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                          -1.53     4.34          4.95
  Return After Taxes on Distributions                          -1.57     4.32          4.94
  Return After Taxes on Distributions and Sale of Fund Shares  -0.18     4.21          4.81
------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                           2.83     4.77          4.99
  Return After Taxes on Distributions                           2.79     4.74          4.98
  Return After Taxes on Distributions and Sale of Fund Shares   2.78     4.59          4.86
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Bond Index (%)                        5.11     5.83          5.92
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          5.60




(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class T shares (for Class A) and Class G shares (for Class B and Class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively). The returns for Class T and G shares include the returns of Retail A Shares (for Class T) and Retail B Shares (for Class
    G) of the Galaxy New York Fund for periods prior to November 25, 2002. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class T and G shares are offered to certain investors through a separate prospectus. Class A, B and C shares were initially offered on November 25, 2002.


                                                                             ---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


        ----------------------------------------------------------------

          UNDERSTANDING EXPENSES
          Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

          Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

          Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
          The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
          .  $10,000 initial investment
          .  5% total return for each year
          .  Fund operating expenses remain the same
          .  Reinvestment of all dividends and distributions
          .  Class B shares convert to Class A shares after eight
             years
        ----------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A   Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00    0.00
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00    1.00
------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                Class A Class B  Class C
      Management fee/(1)(2)/ (%)                 0.62    0.62    0.62
      --------------------------------------------------------------------
      Distribution and service (12b-1) fees (%)  0.25    1.00    1.00/(3)/
      --------------------------------------------------------------------
      Other expenses/(2)/ (%)                    0.23    0.23    0.23
      --------------------------------------------------------------------
      Total annual fund operating expenses (%)   1.10    1.85    1.85/(3)/


(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. If this were reflected in the table, the 12b-1 fees for Class C shares would be 0.65% and the total annual fund operating expenses for Class C shares would be 1.50%. This arrangement may be modified or terminated at any time.


---

The Funds



 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                            $582   $808   $1,052   $1,752
       -----------------------------------------------------------------
       Class B: did not sell your shares  $188   $582   $1,001   $1,973
                sold all your shares at
                the end of the period     $688   $882   $1,201   $1,973
       -----------------------------------------------------------------
       Class C: did not sell your shares  $188   $582   $1,001   $2,169
                sold all your shares at
                the end of the period     $288   $582   $1,001   $2,169


                                                                             ---

The Funds


PERFORMANCE HISTORY (PENNSYLVANIA)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



        ----------------------------------------------------------------

          UNDERSTANDING PERFORMANCE
          Calendar Year Total Returns show the Fund's Class A share performance for each calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

          Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

          Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index
          (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and
          17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers 3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities
          between 2 and 17 years and at least $5 million in principal amount outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund,
          indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
        ----------------------------------------------------------------


---

The Funds




 Calendar Year Total Returns (Class A)/(1)/


                                    [CHART]

 1994    1995    1996    1997    1998    1999    2000    2001    2002   2003
 ----    ----    ----    ----    ----    ----    ----    ----    -----  -----
-2.58%  11.53%   3.89%   7.18%   4.84%  -7.06%  13.31%   4.70%   9.41%  3.50%



                     For the periods shown in bar chart:
                     Best quarter: 4th quarter 2000, +5.64%
                     Worst quarter: 1st quarter 1994, -3.30%




(1) The calendar year total returns shown for Class A shares include the returns of Trust Shares (the predecessor to the Fund's Class Z shares) of the Galaxy Pennsylvania Municipal Bond Fund (the Galaxy Pennsylvania Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A shares were initially offered by the Fund, and returns of Class I Shares of the Pennsylvania Municipal Securities Fund (the Pillar Fund), the predecessor to the Galaxy Pennsylvania Fund, for periods prior to August 27, 2001. Class A, B and C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.


                                                                             ---

The Funds



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                               1 Year 5 Years/(1)/ 10 Years/(1)/
Class A (%)
  Return Before Taxes                                          -1.44     3.53          4.19
  Return After Taxes on Distributions                          -1.44     3.49          4.12
  Return After Taxes on Distributions and Sale of Fund Shares   0.08     3.54          4.11
------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                          -2.29     4.02          4.61
  Return After Taxes on Distributions                          -2.29     3.97          4.54
  Return After Taxes on Distributions and Sale of Fund Shares  -0.70     3.92          4.46
------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                           2.10     4.45          4.66
  Return After Taxes on Distributions                           2.10     4.40          4.58
  Return After Taxes on Distributions and Sale of Fund Shares   2.14     4.29          4.51
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Bond Index (%)                        5.11     5.83          5.97
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          5.60




(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to their inception. The returns for Class Z shares include the returns for Trust Shares of the Galaxy Pennsylvania Fund for periods prior to November 25, 2002, and returns of the Pillar Fund for periods prior to August 27, 2001. These returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and C shares were initially offered on November 25, 2002.




---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody
         services.
         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
         The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class B shares convert to Class A shares after eight
            years
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A   Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00    0.00
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00    1.00
------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                Class A Class B  Class C
      Management fee/(1)(2)/ (%)                 0.62    0.62    0.62
      --------------------------------------------------------------------
      Distribution and service (12b-1) fees (%)  0.25    1.00    1.00/(3)/
      --------------------------------------------------------------------
      Other expenses/(2)/ (%)                    0.61    0.61    0.61
      --------------------------------------------------------------------
      Total annual fund operating expenses (%)   1.48    2.23    2.23/(3)/


(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. If this were reflected in the table, the 12b-1 fees for Class C shares would be 0.65% and the total annual fund operating expenses for Class C shares would be 1.88%. This arrangement may be modified or terminated at any time.


                                                                             ---

The Funds



 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                            $618   $921   $1,245   $2,159
       -----------------------------------------------------------------
       Class B: did not sell your shares  $226   $697   $1,195   $2,376
                sold all your shares at
                the end of the period     $726   $997   $1,395   $2,376
       -----------------------------------------------------------------
       Class C: did not sell your shares  $226   $697   $1,195   $2,565
                sold all your shares at
                the end of the period     $326   $697   $1,195   $2,565


---

The Funds


PERFORMANCE HISTORY (RHODE ISLAND)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges compare with those of broad measures of market performance for 1 year, 5 years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



        ----------------------------------------------------------------

          UNDERSTANDING PERFORMANCE
          Calendar Year Total Returns show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

          Average Annual Total Returns are a measure of the Fund's average performance, over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

          Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index
          (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and
          17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers 3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities
          between 2 and 17 years and at least $5 million in principal amount outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and life of the Fund periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
        ----------------------------------------------------------------


                                                                             ---

The Funds




 Calendar Year Total Returns (Class A)/(1)/


                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002   2003
 ----    ----    ----    ----    ----    ----    ----    -----  -----
14.31%   3.63%   8.54%   5.87%  -2.77%  11.58%   4.21%   9.11%  3.80%



                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +4.90%
                     Worst quarter: 2nd quarter 1999, -1.90%




(1) The calendar year total returns shown for Class A shares include the returns of Retail A Shares (the predecessor to the Fund's Class T shares) of the Galaxy Rhode Island Municipal Bond Fund (the Galaxy Rhode Island
    Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund. Class A, B and C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares exceed expenses paid by Class T shares.


---

The Funds



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                                                     Life of
                                                               1 Year 5 Years/(1)/ the Fund/(1)/
Class A (%)
  Return Before Taxes                                          -1.09     4.06          5.79
  Return After Taxes on Distributions                          -1.09     4.06          5.73
  Return After Taxes on Distributions and Sale of Fund Shares   0.35     4.05          5.58
------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                          -2.01     4.24          6.09
  Return After Taxes on Distributions                          -2.01     4.24          6.03
  Return After Taxes on Distributions and Sale of Fund Shares  -0.48     4.16          5.83
------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                           2.36     4.66          6.13
  Return After Taxes on Distributions                           2.36     4.66          6.08
  Return After Taxes on Distributions and Sale of Fund Shares   2.49     4.53          5.88
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          6.57/(2)/
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Bond Index (%)                        5.11     5.83          7.03/(2)/


(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class T shares (for Class A) and Class G shares (for Class B and Class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively). The returns for Class T and G shares include the returns of Retail A Shares (for Class T) and Retail B Shares (for Class
    G) of the Galaxy Rhode Island Fund for periods prior to November 18, 2002. The returns shown for Class G shares also include the returns of Retail A Shares for periods prior to the inception of Retail B Shares of the Galaxy Rhode Island Fund (March 1, 2001). Retail A shares were initially offered on December 20, 1994. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class T and G shares are offered to certain investors through a separate prospectus. Class A, B and C shares were initially offered on November 18, 2002.


(2) Performance information is from December 31, 1994.


                                                                             ---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


        ----------------------------------------------------------------

          UNDERSTANDING EXPENSES
          Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

          Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.
          Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
          The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
          .  $10,000 initial investment
          .  5% total return for each year
          .  Fund operating expenses remain the same
          .  Reinvestment of all dividends and distributions
          .  Class B shares convert to Class A shares after eight
             years
        ----------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A   Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00    0.00
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00    1.00
------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                Class A Class B  Class C
      Management fee/(1)(2)/ (%)                 0.62    0.62    0.62
      --------------------------------------------------------------------
      Distribution and service (12b-1) fees (%)  0.25    1.00    1.00/(3)/
      --------------------------------------------------------------------
      Other expenses/(2)/ (%)                    0.18    0.18    0.18
      --------------------------------------------------------------------
      Total annual fund operating expenses (%)   1.05    1.80    1.80/(3)/


(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. If this were reflected in the table, the 12b-1 fees for Class C shares would be 0.65% and the total annual fund operating expenses for Class C shares would be 1.45%. This arrangement may be modified or terminated at any time.


---

The Funds



 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                            $577   $793   $1,027   $1,697
       -----------------------------------------------------------------
       Class B: did not sell your shares  $183   $566     $975   $1,919
                sold all your shares at
                the end of the period     $683   $866   $1,175   $1,919
       -----------------------------------------------------------------
       Class C: did not sell your shares  $183   $566     $975   $2,116
                sold all your shares at
                the end of the period     $283   $566     $975   $2,116


                                                                             ---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Investment . . . ................................... $1,000
      Subsequent Investments......................................    $50
      Automatic Investment Plan*..................................    $50
      Retirement Plan* . . . .....................................    $25
      * The initial investment minimum of $1,000 is waived on these plans.
      Each Fund reserves the right to change these investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------

 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of a Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class of the Fund at no
                   additional cost. There may be an additional charge if
                   exchanging from a money market fund. To exchange by
                   telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of a Fund by wiring money from your bank account to your Fund account. To wire funds to your
                   Fund account, call 1-800-422-3737 for wiring instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of a Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of a Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   You must have a current balance of at least $5,000 in the
                   fund the money is coming from. Exchanges will continue so
                   long as your fund balance is sufficient to complete the
                   transfers. You may terminate your program or change the
                   amount of the exchange (subject to the $100 minimum) by
                   calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.


---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.


       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         Each Fund offers three classes of shares in this prospectus
         -- Class A, B and C. Each share class has its own sales
         charge and expense structure. Determining which share class is best for you depends on the dollar amount you are
         investing and the number of years for which you are willing to invest. If your financial advisor does not participate
         in the Class B discount program, purchases of $250,000 or
         more but less than $1 million can be made only in Class A
         or Class C shares. Purchases of $1 million or more can be
         made only in Class A shares. Based on your personal
         situation, your financial advisor can help you decide which class of shares makes the most sense for you. The Funds also offer additional classes of shares, including Class T,
         G and Z shares, exclusively to certain institutional and
         other investors through separate prospectuses.
       ------------------------------------------------------------------



Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


 Class A Sales Charges


                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   4.75       4.99        4.25
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        4.00
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        3.00
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00



Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


                                                                             ---

Your Account



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.


        ----------------------------------------------------------------

          UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
          Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
        ----------------------------------------------------------------



Reduced Sales Charges for Larger Investments You may pay a lower sales charge when purchasing Class A shares through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your current purchase will receive the lower sales charge; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.


---

Your Account



Class B shares Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             5.00
                 ---------------------------------------------
                     Through second year            4.00
                 ---------------------------------------------
                     Through third year             3.00
                 ---------------------------------------------
                     Through fourth year            3.00
                 ---------------------------------------------
                     Through fifth year             2.00
                 ---------------------------------------------
                     Through sixth year             1.00
                 ---------------------------------------------
                     Longer than six years          0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders.


Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              3.00
                 ---------------------------------------------
                    Through second year             2.00
                 ---------------------------------------------
                    Through third year              1.00
                 ---------------------------------------------
                    Longer than three years         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

                                                                             ---

Your Account



Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                      Through first year            3.00
                 ---------------------------------------------
                      Through second year           2.00
                 ---------------------------------------------
                      Through third year            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the nonparticipating financial advisor.


Class C shares Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             1.00
                 ---------------------------------------------
                     Longer than one year           0.00

---

Your Account



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Funds' policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the NYSE is open.


When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-345-6611 for more information.


A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                             ---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of a Fund by exchanging from a Fund into the same share class (and, in
                   some cases, certain other classes) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of a Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                   notified the Fund of an address change within the previous
                   30 days. The dollar limit for telephone sales is $100,000
                   in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                   retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor institution that
                   participates in the Medallion Signature Guarantee Program
                   for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for
                   sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For
                   details, call 1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of a Fund and request that the proceeds be wired to your bank. You must set up this feature prior
                   to your telephone request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of a Fund and request that the proceeds
 funds transfer    be electronically transferred to your bank. Proceeds may
                   take up to two business days to be received by your bank.
                   You must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                   application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Funds are not intended for short-term or frequent trading in their shares. Short-term or excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Funds and any other funds distributed by Columbia Funds Distributor, Inc. reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. See "How to Exchange Shares."


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Each Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account--Sales Charges" for the conversion schedule applicable to Class B shares.


---

Your Account



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of each class of each Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.


When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for each Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.



Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.



Share Certificates Share certificates are not available for any class of shares offered by the Funds. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.


Dividends, Distributions and Taxes The Funds have the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by a Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


        ----------------------------------------------------------------

          UNDERSTANDING FUND DISTRIBUTIONS
          Each Fund may earn income from the securities it holds.
          Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
        ----------------------------------------------------------------





Distribution Options Each Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the day the shares


                                                                             ---

Your Account



are purchased. Shares stop earning dividends at the close of business on the day before redemption. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.



 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences For federal income tax purposes, distributions of investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in a Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Funds intend to distribute federally tax-exempt income. The Funds may invest a portion of their assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.



No significant part of Fund distributions is expected to be derived from qualified dividend income.


---

Managing the Funds
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------



Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Management is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Management runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Management Advisors, Inc. (Fleet), merged into Columbia Management (which previously had been known as Columbia Management Company). Before April 1, 2003, Fleet was the investment advisor to the Funds. As a result of the merger, Columbia Management is now the investment advisor to the Funds.




For the fiscal year ended October 31, 2003, aggregate advisory fees paid to Columbia Management, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by each of the Connecticut Intermediate Municipal Bond Fund, the Massachusetts Intermediate Municipal Bond Fund, the Florida Intermediate Municipal Bond Fund, the New Jersey Intermediate Municipal Bond Fund, the New York Intermediate Municipal Bond Fund, the Pennsylvania Intermediate Municipal Bond Fund, and the Rhode Island Intermediate Municipal Bond Fund, amounted to 0.55% of average daily net assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Columbia Management's municipal bond portfolio management team is responsible for the day-to-day management of the Funds' investment portfolios. The team has managed each Fund since 1998.


                                                                             ---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment (assuming reinvestment of all dividends and distributions). This information is included in each Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is derived from the Funds' Annual Report dated October 31, 2003.




You can request a free annual report by calling 1-800-426-3750.


 Columbia Connecticut Intermediate Municipal Bond Fund



                                                            Period ended
                                                            October 31,
                                                            2003/(a)(b)/
                                                              Class A
                                                            ------------
       Net asset value --
       Beginning of period ($)                                  10.98
      --------------------------------------------------------------------
       Income from Investment Operations ($):
         Net investment income/(c)(d)/                           0.36
         Net realized and unrealized gain on investments           --/(e)/
      --------------------------------------------------------------------
        Total from Investment Operations                         0.36
      --------------------------------------------------------------------
       Less Distributions Declared
       to Shareholders ($):
         From net investment income                             (0.35)
      --------------------------------------------------------------------
       Net asset value --
       End of period ($)                                        10.99
      --------------------------------------------------------------------
        Total return (%)/(f)(g)(h)/                              3.32
      --------------------------------------------------------------------
       Ratios to Average Net Assets/Supplemental Data (%):
         Expenses/(i)(j)/                                        1.01
         Net investment income/(i)(j)/                           3.29
         Waiver/reimbursement/(j)/                               0.20
        Portfolio turnover rate (%)                                15
        Net assets, end of period (000's) ($)                  11,186





(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.


(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Rounds to less than $0.01 per share.


(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) Not annualized.


(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(j) Annualized.


---

Financial Highlights



 Columbia Connecticut Intermediate Municipal Bond Fund



                                                            Period ended
                                                            October 31,
                                                            2003/(a)(b)/
                                                              Class B
                                                            ------------
       Net asset value --
       Beginning of period ($)                                 10.98
      -------------------------------------------------------------------
       Income from Investment Operations ($):
         Net investment income/(c)(d)/                          0.28
         Net realized and unrealized gain on investments          --/(e)/
      -------------------------------------------------------------------
        Total from Investment Operations                        0.28
      -------------------------------------------------------------------
       Less Distributions Declared
       to Shareholders ($):
         From net investment income                            (0.27)
      -------------------------------------------------------------------
       Net asset value --
       End of period ($)                                       10.99
      -------------------------------------------------------------------
        Total return (%)/(f)(g)(h)/                             2.57
      -------------------------------------------------------------------
       Ratios to Average Net Assets/Supplemental Data (%):
         Expenses/(i)(j)/                                       1.77
         Net investment income/(i)(j)/                          2.54
         Waiver/reimbursement/(j)/                              0.20
        Portfolio turnover rate (%)                               15
        Net assets, end of period (000's) ($)                  5,368



(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.


(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Rounds to less than $0.01 per share.


(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) Not annualized.


(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(j) Annualized.


                                                                            ---

Financial Highlights



 Columbia Connecticut Intermediate Municipal Bond Fund



                                                            Period ended
                                                            October 31,
                                                            2003/(a)(b)/
                                                              Class C
                                                            ------------
       Net asset value --
       Beginning of period ($)                                  10.98
      --------------------------------------------------------------------
       Income from Investment Operations ($):
         Net investment income/(c)(d)/                           0.32
         Net realized and unrealized gain on investments           --/(e)/
      --------------------------------------------------------------------
        Total from Investment Operations                         0.32
      --------------------------------------------------------------------
       Less Distributions Declared
       to Shareholders ($):
         From net investment income                             (0.31)
      --------------------------------------------------------------------
       Net asset value --
       End of period ($)                                        10.99
      --------------------------------------------------------------------
        Total return (%)/(f)(g)(h)/                              2.93
      --------------------------------------------------------------------
       Ratios to Average Net Assets/Supplemental Data (%):
         Expenses/(i)(j)/                                        1.41
         Net investment income/(i)(j)/                           2.91
         Waiver/reimbursement/(j)/                               0.55
        Portfolio turnover rate (%)                                15
        Net assets, end of period (000's) ($)                  13,638



(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.


(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Rounds to less than $0.01 per share.


(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) Not annualized.


(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(j) Annualized.


---

Financial Highlights




 Columbia Florida Intermediate Municipal Bond Fund



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class A
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 10.43
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.32
          Net realized and unrealized loss on investments       (0.01)
       ------------------------------------------------------------------
         Total from Investment Operations                        0.31
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.32)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       10.42
       ------------------------------------------------------------------
        Total return (%)/(e)(f)(g)/                              2.95
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       1.16
          Net investment income/(h)(i)/                          3.06
          Waiver/reimbursement/(i)/                              0.20
         Portfolio turnover rate (%)                               34
         Net assets, end of period (000's) ($)                    519





(a) On October 13, 2003, the Liberty Florida Intermediate Municipal Bond Fund was renamed Columbia Florida Intermediate Municipal Bond Fund.


(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.29.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


                                                                            ---

Financial Highlights




 Columbia Florida Intermediate Municipal Bond Fund



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class B
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 10.43
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.24
          Net realized and unrealized loss on investments       (0.01)
       ------------------------------------------------------------------
         Total from Investment Operations                        0.23
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.24)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       10.42
       ------------------------------------------------------------------
         Total return (%)/(e)(f)(g)/                             2.23
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       1.90
          Net investment income/(h)(i)/                          2.24
          Waiver/reimbursement/(i)/                              0.20
         Portfolio turnover rate (%)                               34
         Net assets, end of period (000's) ($)                    403



(a) On October 13, 2003, the Liberty Florida Intermediate Municipal Bond Fund was renamed Columbia Florida Intermediate Municipal Bond Fund.


(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.22.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


---

Financial Highlights




 Columbia Florida Intermediate Municipal Bond Fund



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class C
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 10.43
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.28
          Net realized and unrealized loss on investments       (0.01)
       ------------------------------------------------------------------
         Total from Investment Operations                        0.27
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.28)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       10.42
       ------------------------------------------------------------------
        Total return (%)/(e)(f)(g)/                              2.59
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       1.53
          Net investment income/(h)(i)/                          2.59
          Waiver/reimbursement/(i)/                              0.55
         Portfolio turnover rate (%)                               34
         Net assets, end of period (000's) ($)                  2,019



(a) On October 13, 2003, the Liberty Florida Intermediate Municipal Bond Fund was renamed Columbia Florida Intermediate Municipal Bond Fund.


(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


                                                                            ---

Financial Highlights




 Columbia Massachusetts Intermediate Municipal Bond Fund



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class A
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 10.72
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.33
          Net realized and unrealized gain on investments        0.10
       ------------------------------------------------------------------
         Total from Investment Operations                        0.43
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.33)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       10.82
       ------------------------------------------------------------------
        Total return (%)/(e)(f)(g)/                              4.02
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       0.99
          Net investment income/(h)(i)/                          3.24
          Waiver/reimbursement/(i)/                              0.20
         Portfolio turnover rate (%)                               11
         Net assets, end of period (000's) ($)                  6,723





(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.


(b) Class A shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waivers of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.31.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


---

Financial Highlights



 Columbia Massachusetts Intermediate Municipal Bond Fund/ /



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class B
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 10.72
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.25
          Net realized and unrealized gain on investments        0.10
       ------------------------------------------------------------------
         Total from Investment Operations                        0.35
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.25)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       10.82
       ------------------------------------------------------------------
        Total return (%)/(e)(f)(g)/                              3.32
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       1.75
          Net investment income/(h)(i)/                          2.48
          Waiver/reimbursement/(i)/                              0.20
         Portfolio turnover rate (%)                               11
         Net assets, end of period (000's) ($)                  3,820



(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.


(b) Class B shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


                                                                            ---

Financial Highlights



 Columbia Massachusetts Intermediate Municipal Bond Fund/ /



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class C
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 10.72
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.29
          Net realized and unrealized gain on investments        0.10
       ------------------------------------------------------------------
         Total from Investment Operations                        0.39
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.29)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       10.82
       ------------------------------------------------------------------
        Total return (%)/(e)(f)(g)/                              3.65
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       1.39
          Net investment income/(h)(i)/                          2.82
          Waiver/reimbursement/(i)/                              0.55
         Portfolio turnover rate (%)                               11
         Net assets, end of period (000's) ($)                  7,621



(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.


(b) Class C shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


---

Financial Highlights




 Columbia New Jersey Intermediate Municipal Bond Fund/ /



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class A
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 10.46
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.31
          Net realized and unrealized gain on investments        0.12
       ------------------------------------------------------------------
         Total from Investment Operations                        0.43
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.31)
          From net realized capital gains                       (0.08)
       ------------------------------------------------------------------
         Total Distributions Declared to Shareholders           (0.39)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       10.50
       ------------------------------------------------------------------
         Total return (%)/(e)(f)(g)/                             4.12
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       1.14
          Net investment income/(h)(i)/                          2.90
          Waiver/reimbursement/(i)/                              0.20
         Portfolio turnover rate (%)                                8
         Net assets, end of period (000's) ($)                  2,568





(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.


(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.29.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(f) Not annualized.


(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


                                                                            ---

Financial Highlights




 Columbia New Jersey Intermediate Municipal Bond Fund/ /



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class B
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 10.46
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.23
          Net realized and unrealized gain on investments        0.12
       ------------------------------------------------------------------
         Total from Investment Operations                        0.35
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.23)
          From net realized capital gains                       (0.08)
       ------------------------------------------------------------------
         Total Distributions Declared to Shareholders           (0.31)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       10.50
       ------------------------------------------------------------------
         Total return (%)/(e)(f)(g)/                             3.35
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       1.91
          Net investment income/(h)(i)/                          2.18
          Waiver/reimbursement/(i)/                              0.20
         Portfolio turnover rate (%)                                8
         Net assets, end of period (000's) ($)                  1,680



(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.


(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.21.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(f) Not annualized.


(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


---

Financial Highlights




 Columbia New Jersey Intermediate Municipal Bond Fund/ /



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class C
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 10.46
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.26
          Net realized and unrealized gain on investments        0.12
       ------------------------------------------------------------------
         Total from Investment Operations                        0.38
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.26)
          From net realized capital gains                       (0.08)
       ------------------------------------------------------------------
         Total Distributions Declared to Shareholders           (0.34)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       10.50
       ------------------------------------------------------------------
         Total return (%)/(e)(f)(g)/                             3.70
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       1.54
          Net investment income/(h)(i)/                          2.54
          Waiver/reimbursement/(i)/                              0.55
         Portfolio turnover rate (%)                                8
         Net assets, end of period (000's) ($)                  4,050



(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.


(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.20.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(f) Not annualized.


(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


                                                                            ---

Financial Highlights




 Columbia New York Intermediate Municipal Bond Fund/ /



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class A
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 11.70
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.33
          Net realized and unrealized gain on investments        0.22
       ------------------------------------------------------------------
         Total from Investment Operations                        0.55
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.33)
          From net realized gains                               (0.05)
       ------------------------------------------------------------------
         Total Distributions Declared to Shareholders           (0.38)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       11.87
       ------------------------------------------------------------------
         Total return (%)/(e)(f)(g)/                             4.79
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       1.10
          Net investment income/(h)(i)/                          2.89
          Waiver/reimbursement/(i)/                              0.20
         Portfolio turnover rate (%)                                9
         Net assets at end of period (000's) ($)                8,928





(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.


(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.31.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


---

Financial Highlights




 Columbia New York Intermediate Municipal Bond Fund/ /



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class B
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 11.70
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.24
          Net realized and unrealized gain on investments        0.22
       ------------------------------------------------------------------
         Total from Investment Operations                        0.46
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.24)
          From net realized gains                               (0.05)
       ------------------------------------------------------------------
         Total Distributions Declared to Shareholders           (0.29)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       11.87
       ------------------------------------------------------------------
         Total return (%)/(e)(f)(g)/                             3.98
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       1.89
          Net investment income/(h)(i)/                          2.12
          Waiver/reimbursement/(i)/                              0.20
         Portfolio turnover rate (%)                                9
         Net assets at end of period (000's) ($)                2,868



(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.


(b) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.22.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


                                                                            ---

Financial Highlights




 Columbia New York Intermediate Municipal Bond Fund/ /



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class C
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 11.70
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.29
          Net realized and unrealized gain on investments        0.22
       ------------------------------------------------------------------
         Total from Investment Operations                        0.51
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.29)
          From net realized gains                               (0.05)
       ------------------------------------------------------------------
         Total Distributions Declared to Shareholders           (0.34)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       11.87
       ------------------------------------------------------------------
         Total return (%)/(e)(f)(g)/                             4.36
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       1.52
          Net investment income/(h)(i)/                          2.45
          Waiver/reimbursement/(i)/                              0.55
         Portfolio turnover rate (%)                                9
         Net assets at end of period (000's) ($)                2,741



(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.


(b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


---

Financial Highlights




 Columbia Pennsylvania Intermediate Municipal Bond Fund



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class A
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 10.19
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.26
          Net realized and unrealized gain on investments        0.15
       ------------------------------------------------------------------
         Total from Investment Operations                        0.41
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.26)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       10.34
       ------------------------------------------------------------------
         Total return (%)/(e)(f)(g)/                             4.04
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       1.50
          Net investment income/(h)(i)/                          2.50
          Waiver/reimbursement/(i)/                              0.20
         Portfolio turnover rate (%)                               12
         Net assets, end of period (000's) ($)                  2,143





(a) On October 13, 2003, the Liberty Pennsylvania Intermediate Municipal Bond Fund was renamed Columbia Pennsylvania Intermediate Municipal Bond Fund.


(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


                                                                            ---

Financial Highlights




 Columbia Pennsylvania Intermediate Municipal Bond Fund



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class B
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 10.19
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.18
          Net realized and unrealized gain on investments        0.15
       ------------------------------------------------------------------
         Total from Investment Operations                        0.33
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.18)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       10.34
       ------------------------------------------------------------------
         Total return (%)/(e)(f)(g)/                             3.27
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       2.26
          Net investment income/(h)(i)/                          1.79
          Waiver/reimbursement/(i)/                              0.20
         Portfolio turnover rate (%)                               12
         Net assets, end of period (000's) ($)                    813



(a) On October 13, 2003, the Liberty Pennsylvania Intermediate Municipal Bond Fund was renamed Columbia Pennsylvania Intermediate Municipal Bond Fund.


(b) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.16.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


---

Financial Highlights




 Columbia Pennsylvania Intermediate Municipal Bond Fund



                                                             Period ended
                                                             October 31,
                                                             2003/(a)(b)/
                                                               Class C
                                                             ------------
        Net asset value --
        Beginning of period ($)                                 10.19
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                          0.22
          Net realized and unrealized gain on investments        0.15
       ------------------------------------------------------------------
         Total from Investment Operations                        0.37
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.22)
       ------------------------------------------------------------------
        Net asset value --
        End of period ($)                                       10.34
       ------------------------------------------------------------------
         Total return (%)/(e)(f)(g)/                             3.66
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(h)(i)/                                       1.91
          Net investment income/(h)(i)/                          2.07
          Waiver/reimbursement/(i)/                              0.55
         Portfolio turnover rate (%)                               12
         Net assets, end of period (000's) ($)                    506



(a) On October 13, 2003, the Liberty Pennsylvania Intermediate Municipal Bond Fund was renamed Columbia Pennsylvania Intermediate Municipal Bond Fund.


(b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.17.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


                                                                            ---

Financial Highlights




 Columbia Rhode Island Intermediate Municipal Bond Fund/ /



                                                            Period Ended
                                                            October 31,
                                                            2003/(a)(b)/
                                                              Class A
                                                            ------------
        Net asset value --
        Beginning of period ($)                                11.40
       -----------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                         0.35
          Net realized and unrealized gain on investments       0.08
       -----------------------------------------------------------------
         Total from Investment Operations                       0.43
       -----------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                           (0.35)
       -----------------------------------------------------------------
        Net asset value --
        End of period ($)                                      11.48
       -----------------------------------------------------------------
         Total return (%)/(e)(f)(g)/                            3.79
       -----------------------------------------------------------------
        Ratios to Average Net Assets (%):
          Expenses/(h)(i)/                                      1.09
          Net investment income/(h)(i)/                         2.95
          Waiver/reimbursement/(i)/                             0.20
         Portfolio turnover rate (%)                              15
         Net assets at end of period (000's) ($)                 479





(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.


(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.33.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


---

Financial Highlights




 Columbia Rhode Island Intermediate Municipal Bond Fund/ /



                                                            Period Ended
                                                            October 31,
                                                            2003/(a)(b)/
                                                              Class B
                                                            ------------
        Net asset value --
        Beginning of period ($)                                11.40
       -----------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                         0.26
          Net realized and unrealized gain on investments       0.08
       -----------------------------------------------------------------
         Total from Investment Operations                       0.34
       -----------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                           (0.26)
       -----------------------------------------------------------------
        Net asset value --
        End of period ($)                                      11.48
       -----------------------------------------------------------------
         Total return (%)/(e)(f)(g)/                            3.02
       -----------------------------------------------------------------
        Ratios to Average Net Assets (%):
          Expenses/(h)(i)/                                      1.80
          Net investment income/(h)(i)/                         2.24
          Waiver/reimbursement/(i)/                             0.20
         Portfolio turnover rate (%)                              15
         Net assets at end of period (000's) ($)                 780



(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.


(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


                                                                            ---

Financial Highlights




 Columbia Rhode Island Intermediate Municipal Bond Fund/ /



                                                            Period Ended
                                                            October 31,
                                                            2003/(a)(b)/
                                                              Class C
                                                            ------------
        Net asset value --
        Beginning of period ($)                                11.40
       -----------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(c)(d)/                         0.30
          Net realized and unrealized gain on investments       0.08
       -----------------------------------------------------------------
         Total from Investment Operations                       0.38
       -----------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                           (0.30)
       -----------------------------------------------------------------
        Net asset value --
        End of period ($)                                      11.48
       -----------------------------------------------------------------
         Total return (%)/(e)(f)(g)/                            3.37
       -----------------------------------------------------------------
        Ratios to Average Net Assets (%):
          Expenses/(h)(i)/                                      1.47
          Net investment income/(h)(i)/                         2.58
          Waiver/reimbursement/(i)/                             0.55
         Portfolio turnover rate (%)                              15
         Net assets at end of period (000's) ($)               2,031



(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.


(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


---

Notes
-------------------------------------------------------------------------------

================================================================================

                                                                            ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about a Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on a Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about a Fund by writing or calling the Fund's distributor at:


Columbia Funds Distributor, Inc.

One Financial Center
Boston, MA 02111-2621

1-800-426-3750 www.columbiafunds.com



Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.



You can review and copy information about a Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust V (formerly named Liberty Funds Trust V): 811-5030



..  Columbia Connecticut Intermediate Municipal Bond Fund (formerly named
   Liberty Connecticut Intermediate Municipal Bond Fund)



..  Columbia Florida Intermediate Municipal Bond Fund (formerly named Liberty
   Florida Intermediate Municipal Bond Fund)



..  Columbia Massachusetts Intermediate Municipal Bond Fund (formerly named
   Liberty Massachusetts Intermediate Municipal Bond Fund)



..  Columbia New Jersey Intermediate Municipal Bond Fund (formerly named Liberty
   New Jersey Intermediate Municipal Bond Fund)



..  Columbia New York Intermediate Municipal Bond Fund (formerly named Liberty
   New York Intermediate Municipal Bond Fund)



..  Columbia Pennsylvania Intermediate Municipal Bond Fund (formerly named
   Liberty Pennsylvania Intermediate Municipal Bond Fund)



..  Columbia Rhode Island Intermediate Municipal Bond Fund (formerly named
   Liberty Rhode Island Intermediate Municipal Bond Fund)


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2004 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com



                                                                 G-01/238R-0204

Columbia State Funds                    Prospectus, March 1, 2004
-------------------------------------------------------------------------------



COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND



COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND



COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND



COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND



COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND


Class T and G Shares


Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUNDS                                 2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Each of the following sections discusses
Performance History and Your Expenses
 for that Fund
Columbia Connecticut Intermediate
 Municipal Bond Fund....................  5
Columbia Massachusetts Intermediate
 Municipal Bond Fund.................... 10
Columbia New Jersey Intermediate
 Municipal Bond Fund.................... 14
Columbia New York Intermediate
 Municipal Bond Fund.................... 18
Columbia Rhode Island Intermediate
 Municipal Bond Fund.................... 22



YOUR ACCOUNT                             26
--------------------------------------------
How to Buy Shares....................... 26
Sales Charges........................... 27
How to Exchange Shares.................. 30
How to Sell Shares...................... 30
Fund Policy on Trading of Fund Shares... 31
Distribution and Service Fees........... 32
Other Information About Your Account.... 32

MANAGING THE FUNDS                       35
--------------------------------------------
Investment Advisor...................... 35
Portfolio Managers...................... 35

FINANCIAL HIGHLIGHTS                     36
--------------------------------------------
Columbia Connecticut Intermediate
 Municipal Bond Fund.................... 36
Columbia Massachusetts Intermediate
 Municipal Bond Fund.................... 38
Columbia New Jersey Intermediate
 Municipal Bond Fund.................... 40
Columbia New York Intermediate
 Municipal Bond Fund.................... 42
Columbia Rhode Island Intermediate
 Municipal Bond Fund.................... 44


Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

The Funds
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Each Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from the personal income tax of its state, as is consistent with relative stability of principal.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in the municipal securities of its state, which are securities issued by that state and other governmental issuers (potentially including issuers located outside that state) and that pay interest which is exempt from both federal income tax (including the federal alternative minimum tax) and the income tax of that state and, in the case of the Connecticut Intermediate Municipal Bond Fund and the Massachusetts Intermediate Municipal Bond Fund, mutual funds that invest in that state's municipal securities. Under normal circumstances, each Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by each Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for a Fund, each Fund's investment advisor evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. Each Fund's advisor also determines the appropriate allocation of its Fund's assets among various issuers and industry sectors.

Nearly all of the investments of a Fund will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Fund's advisor to be of comparable quality. Under normal market conditions, each Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or unrated securities determined by its advisor to be of comparable quality. Occasionally, the rating of a security held by a Fund may be downgraded to below investment grade. If that happens, a Fund does not have to sell the security, unless its advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, each Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

Under normal circumstances, each Fund's average weighted maturity is expected to be between three and ten years.

Each Fund will sell a security when, as a result of changes in the economy or the performance of the security or other circumstances, its advisor believes that holding the security is no longer consistent with the Fund's investment goal.

At times, a Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

---

The Funds



In seeking to achieve its investment goal, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in each Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its investment goal. You may lose money by investing in the Funds.

Management risk means that the advisor's investment decisions might produce losses or cause a Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that a Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income a Fund receives from them but will affect the value of a Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.




Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.



Because the Fund may invest in special revenue obligations, including asset-backed securities and debt securities issued by private entities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.





The interest income distributed by a Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.



Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.





                                                                             ---

The Funds



Single-State Focus. Because each of the Funds invests primarily in municipal securities of a particular state, the value of a Fund's shares will be particularly vulnerable to tax, legislative, demographic or political changes affecting that state, as well as by changes in the state's economy. As a result, the value of each Fund's shares may be more volatile than the value of shares of funds that invest in securities of issuers in a number of different states.


An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

---

The Funds



PERFORMANCE HISTORY (CONNECTICUT)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class T share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's
         average performance over the past one-year, five-year and
         life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.
         Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990, with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990 with remaining maturities of between 2 and
         12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers
         3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities between 2 and 17 years and at least $5 million in principal amount
         outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and life of the Fund periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


                                                                             ---

The Funds


 Calendar Year Total Returns (Class T)/(1)/

                                    [CHART]

 1995   1996   1997    1998   1999   2000   2001    2002   2003
------  -----  -----  ------  -----  -----  -----   -----  -----
14.70%  3.63%  8.53%  6.67%  -2.81%  9.94%  4.26%   8.41%  3.40%


                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.91%
                     Worst quarter: 2nd quarter 1999, -2.28%



--------
(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Connecticut Intermediate Municipal Bond Fund (the Galaxy Connecticut Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund. Retail A share returns include returns for BKB Shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares. The returns shown for Class T shares also include the returns of Trust Shares of the Galaxy Connecticut Fund for periods prior to the inception of Retail A Shares (June 26, 2000). Class T shares generally would have had substantially similar returns to Trust shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class T shares exceed expenses paid by Trust Shares.

---

The Funds


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                                                     Life of
                                                               1 Year 5 Years/(1)/ the Fund/(1)/
Class T (%)
  Return Before Taxes                                          -1.48     3.54          5.26
  Return After Taxes on Distributions                          -1.48     3.52          5.23
  Return After Taxes on Distributions and Sale of Fund Shares   0.20     3.57          5.14
------------------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes                                          -2.30     3.62          5.59
  Return After Taxes on Distributions                          -2.30     3.59          5.55
  Return After Taxes on Distributions and Sale of Fund Shares  -0.52     3.60          5.41
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          6.11/(2)/
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Bond Index (%)                        5.11     5.83          6.49/(2)/




(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Connecticut Fund for periods prior to November 18, 2002. The returns shown for Class T shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class T shares) for periods prior to the inception of Retail B Shares of the Galaxy Connecticut Fund (February 28, 2001). Retail A Share returns include returns for BKB Shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares. The returns shown for Class T shares and Class G shares also include the returns of Trust Shares of the Galaxy Connecticut Fund (adjusted, as necessary, to reflect the sales charges applicable to Class T shares and Class G shares) for periods prior to the date of inception of Retail A Shares (June 26, 2000). Trust shares of the Galaxy Connecticut Fund were initially offered on August 1, 1994. Class T and Class G shares generally would have had substantially similar returns to Trust Shares because they would have been invested in the same portfolio of securities, although returns would be lower to the extent that expenses for Class T and Class G shares exceed expenses paid by Trust Shares. Class T and G shares were initially offered on November 18, 2002.


(2) Performance information is from July 31, 1994.


                                                                            ---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class G shares convert to Class T shares after eight years
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class T  Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    4.75   0.00
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price) 1.00/(2)/   5.00
---------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     /(3)/    /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


---

The Funds



 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                   Class T    Class G
        Management fee/(1)(3)/ (%)                 0.62       0.62
        ---------------------------------------------------------------
        Distribution and service (12b-1) fees (%)  0.00       0.80/(2)/
        ---------------------------------------------------------------
        Other expenses/(3)/ (%)                    0.29/(4)/  0.14
        ---------------------------------------------------------------
        Total annual fund operating expenses (%)   0.91       1.56


(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.


(3) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(4) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class T                            $563   $751     $955   $1,541
       -----------------------------------------------------------------
       Class G: did not sell your shares  $159   $493     $850   $1,682
                sold all your shares at
                the end of the period     $659   $893   $1,150   $1,682


                                                                             ---

The Funds


PERFORMANCE HISTORY (MASSACHUSETTS)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class T share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges./ /

         Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990, with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990 with remaining maturities of between 2 and
         12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers
         3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities between 2 and 17 years and at least $5 million in principal amount
         outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


---

The Funds




 Calendar Year Total Returns (Class T)/(1)/


                                    [CHART]

  1994    1995   1996   1997   1998    1999   2000   2001   2002   2003
 ------  ------  -----  -----  -----  ------  -----  -----  -----  -----
 -5.45%  13.77%  3.32%  8.89%  5.91%  -2.16%  9.89%  4.49%  8.43%  3.73%


                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.45%
                     Worst quarter: 1st quarter 1994, -5.17%

--------------------------------------------------------------------------------

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the Galaxy Massachusetts Fund), the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class T shares were initially offered by the Fund. Retail A share returns include returns for BKB Shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares. The returns shown for Class T shares also include the returns of Trust Shares of the Galaxy Massachusetts Fund for periods prior to the inception of Retail A Shares (June 26, 2000). Class T shares generally would have had substantially similar returns as Trust shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class T shares exceed expenses paid by Trust Shares.


                                                                             ---

The Funds


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                               1 Year 5 Years/(1)/ 10 Years/(1)/
Class T (%)
  Return Before Taxes                                          -1.17     3.77          4.43
  Return After Taxes on Distributions                          -1.17     3.77          4.43
  Return After Taxes on Distributions and Sale of Fund Shares   0.42     3.78          4.39
------------------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes                                          -1.94     3.88          4.74
  Return After Taxes on Distributions                          -1.94     3.88          4.74
  Return After Taxes on Distributions and Sale of Fund Shares  -0.26     3.84          4.65
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          5.60
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Bond Index (%)                        5.11     5.83          5.92




(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Massachusetts Fund for periods prior to December 9, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares of the Galaxy Massachusetts Fund (February 28, 2001). Retail A Share returns include returns for BKB Shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares, and returns for Trust Shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2000. The returns shown for Class T shares and Class G shares also include the returns of Trust Shares of the Galaxy Massachusetts Fund (adjusted, as necessary, to reflect the sales charges applicable to Class T shares and Class G shares) for periods prior to the date of inception of Retail A Shares (June 26, 2000). Trust shares were initially offered on June 14, 1993. Class T and Class G shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although returns would be lower to the extent that expenses for Class T and Class G shares exceed expenses paid by Trust Shares.




YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class G shares convert to Class T shares after eight years
       ------------------------------------------------------------------


---

The Funds




 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class T   Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
----------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                   Class T    Class G
        Management fee/(1)(3)/ (%)                 0.62       0.62
        ---------------------------------------------------------------
        Distribution and service (12b-1) fees (%)  0.00       0.80/(2)/
        ---------------------------------------------------------------
        Other expenses/(3)/ (%)                    0.26/(4)/  0.11
        ---------------------------------------------------------------
        Total annual fund operating expenses (%)   0.88       1.53


(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.




(3) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(4) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class T                            $561   $742     $939   $1,508
       -----------------------------------------------------------------
       Class G: did not sell your shares  $156   $483     $834   $1,648
                sold all your shares at
                the end of the period     $656   $883   $1,134   $1,648


                                                                             ---

The Funds



PERFORMANCE HISTORY (NEW JERSEY)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class T share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's
         average performance over the past one-year, five-year and
         life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.
         Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990, with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990 with remaining maturities of between 2 and
         12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers
         3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities between 2 and 17 years and at least $5 million in principal amount
         outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and life of the Fund periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


---

The Funds




 Calendar Year Total Returns (Class T)/(1)/


                                    [CHART]

  1999    2000   2001    2002    2003
 ------  ------  -----  ------  ------
 -3.20%  10.59%  3.57%   9.84%   3.98%


                     For the periods shown in bar chart::
                     Best quarter: 3rd quarter 2002, +4.75%
                     Worst quarter: 2nd quarter 1999, -2.39%

--------------------------------------------------------------------------------

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy New Jersey Municipal Bond Fund (the Galaxy New Jersey Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund.


                                                                             ---

The Funds


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                                                   Life of the
                                                               1 Year 5 Years/(1)/  Fund/(1)/
Class T (%)
  Return Before Taxes                                          -1.00     3.82         4.14
  Return After Taxes on Distributions                          -1.05     3.75         4.08
  Return After Taxes on Distributions and Sale of Fund Shares   0.47     3.76         4.04
-----------------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes                                          -1.70     3.90         4.37
  Return After Taxes on Distributions                          -1.74     3.83         4.31
  Return After Taxes on Distributions and Sale of Fund Shares   0.16     3.79         4.21
-----------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Bond Index (%)                        5.11     5.83         5.97/(2)/
-----------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61         5.73/(2)/




(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy New Jersey Fund for periods prior to November 18, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares of the Galaxy New Jersey Fund (March 1, 2001). Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares. Retail A Shares were initially offered on April 3, 1998.


(2) Performance information is from March 31, 1998.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class G shares convert to Class T shares after eight years
       ------------------------------------------------------------------


---

The Funds




 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class T   Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
----------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                   Class T    Class G
        Management fee/(1)(3)/ (%)                 0.62       0.62
        ---------------------------------------------------------------
        Distribution and service (12b-1) fees (%)  0.00       0.80/(2)/
        ---------------------------------------------------------------
        Other expenses/(3)/ (%)                    0.40/(4)/  0.25
        ---------------------------------------------------------------
        Total annual fund operating expenses (%)   1.02       1.67


(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.




(3) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(4) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class T                            $574   $784   $1,011   $1,664
       -----------------------------------------------------------------
       Class G: did not sell your shares  $170   $526     $907   $1,803
                sold all your shares at
                the end of the period     $670   $926   $1,207   $1,803


                                                                             ---

The Funds



PERFORMANCE HISTORY (NEW YORK)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges,. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and Class G shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's
         average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.
         Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990, with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990 with remaining maturities of between 2 and
         12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers
         3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities between 2 and 17 years and at least $5 million in principal amount
         outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


---

The Funds




 Calendar Year Total Returns (Class T)/(1)/


                                    [CHART]

 1994    1995   1996   1997   1998    1999   2000    2001    2002    2003
------  ------  -----  -----  -----  ------  -----   -----  ------  ------
-7.28%  16.85%  3.38%  8.66%  5.96%  -3.66%  12.38%  3.10%  10.18%   4.39%



                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +7.39%
                     Worst quarter: 1st quarter 1994, -6.55%




(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy New York Municipal Bond Fund (the Galaxy New York Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class T shares were initially offered by the Fund.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                               1 Year 5 Years/(1)/ 10 Years/(1)/
Class T (%)
  Return Before Taxes                                          -0.55     4.11          4.66
  Return After Taxes on Distributions                          -0.59     4.08          4.65
  Return After Taxes on Distributions and Sale of Fund Shares   0.72     4.05          4.58
------------------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes                                          -1.30     4.23          4.97
  Return After Taxes on Distributions                          -1.35     4.20          4.96
  Return After Taxes on Distributions and Sale of Fund Shares   0.05     4.12          4.84
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Bond Index (%)                        5.11     5.83          5.92
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          5.60




(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy New York Fund for periods prior to November 25, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares of the Galaxy New York Fund (March 1, 2001). Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares. Retail A Shares were initially offered on December 31, 1991.


                                                                             ---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class G shares convert to Class T shares after eight years
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class T   Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
----------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


---

The Funds



 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                   Class T    Class G
        Management fee/(1)(3)/ (%)                 0.62       0.62
        ---------------------------------------------------------------
        Distribution and service (12b-1) fees (%)  0.00       0.80/(2)/
        ---------------------------------------------------------------
        Other expenses/(3)/ (%)                    0.38/(4)/  0.23
        ---------------------------------------------------------------
        Total annual fund operating expenses (%)   1.00       1.65


(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.




(3) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(4) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class T                            $572   $778   $1,001   $1,641
       -----------------------------------------------------------------
       Class G: did not sell your shares  $168   $520     $897   $1,781
                sold all your shares at
                the end of the period     $668   $920   $1,197   $1,781



                                                                             ---

The Funds


PERFORMANCE HISTORY (RHODE ISLAND)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class T share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's
         average performance over the past one-year, five-year and
         life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.
         Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990, with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990 with remaining maturities of between 2 and
         12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers
         3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities between 2 and 17 years and at least $5 million in principal amount
         outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and life of the Fund periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


---

The Funds



 Calendar Year Total Returns (Class T)/(1)/


                                    [CHART]

 1995   1996   1997   1998    1999    2000   2001    2002    2003
------  -----  -----  -----  ------  ------  -----  ------  ------
14.31%  3.63%  8.54%  5.87%  -2.77%  11.58%  4.21%   9.12%   4.05%


                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +4.90%
                     Worst quarter: 2nd quarter 1999, -1.90%




(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Rhode Island Municipal Bond Fund (the Galaxy Rhode Island Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                                                     Life of
                                                               1 Year 5 Years/(1)/ the Fund/(1)/
Class T (%)
  Return Before Taxes                                          -0.86     4.11          5.82
  Return After Taxes on Distributions                          -0.86     4.11          5.76
  Return After Taxes on Distributions and Sale of Fund Shares   0.58     4.10          5.61
------------------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes                                          -1.80     4.12          6.11
  Return After Taxes on Distributions                          -1.80     4.12          6.05
  Return After Taxes on Distributions and Sale of Fund Shares  -0.27     4.06          5.85
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Bond Index (%)                        5.11     5.83          7.03/(2)/
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          6.57/(2)/




(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Rhode Island Fund for periods prior to November 18, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares of the Galaxy Rhode Island Fund (March 1, 2001). Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares. Retail A Shares were initially offered on December 20, 1994.


(2) Performance information is from December 31, 1994.


                                                                             ---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class G shares convert to Class T shares after eight years
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class T   Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
----------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


---

The Funds



 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                   Class T    Class G
        Management fee/(1)(3)/ (%)                 0.62       0.62
        ---------------------------------------------------------------
        Distribution and service (12b-1) fees (%)  0.00       0.80/(2)/
        ---------------------------------------------------------------
        Other expenses/(3)/ (%)                    0.18/(4)/  0.18
        ---------------------------------------------------------------
        Total annual fund operating expenses (%)   0.80       1.60


(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.




(3) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(4) The Fund may pay shareholder service fees (which are included in other expenses) of up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but no such fees will be charged during the current fiscal year.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class T                            $553   $718     $898   $1,418
       -----------------------------------------------------------------
       Class G: did not sell your shares  $163   $505     $871   $1,686
                sold all your shares at
                the end of the period     $663   $905   $1,171   $1,686


                                                                             ---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Investment.......................................... $1,000
      Subsequent Investments......................................    $50
      Automatic Investment Plan*..................................    $50
      Retirement Plan*............................................    $25
      * The initial investment minimum of $1,000 is waived on these plans.
      Each Fund reserves the right to change these investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------

 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of a Fund for your account by exchanging Class T or Class G shares
                   you own in a different fund distributed by Columbia Funds
                   Distributor, Inc. for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by
                   telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of a Fund by wiring money from your bank account to your Fund account. To wire funds to your
                   Fund account, call 1-800-422-3737 for wiring instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of a Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of a Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   You must have a current balance of at least $5,000 in the
                   fund the money is coming from. Exchanges will continue so
                   long as your fund balance is sufficient to complete the
                   transfers. You may terminate your program or change the
                   amount of the exchange (subject to the $100 minimum) by
                   calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.


---

Your Account


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.


Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


 Class T Sales Charges


                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   4.75       4.99        4.25
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00



Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

                                                                            ---

Your Account




       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC for Class G shares, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC.
         When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
       ------------------------------------------------------------------



Reduced Sales Charges for Larger Investments You may pay a lower sales charge when purchasing Class T shares through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase reaches a sales charge discount level (according to the chart on the previous page), your current purchase will receive the lower sales charge; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.


---

Your Account




Class G shares Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.


 Class G Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              5.00
                 ---------------------------------------------
                    Through second year             4.00
                 ---------------------------------------------
                    Through third year              4.00
                 ---------------------------------------------
                    Through fourth year             4.00
                 ---------------------------------------------
                    Through fifth year              3.00
                 ---------------------------------------------
                    Through sixth year              2.00
                 ---------------------------------------------
                    Through seventh year            1.00
                 ---------------------------------------------
                    Longer than seven years         0.00

Commission to financial advisors is 4.00%.

Class G shares will automatically convert to Class T shares eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

                                                                            ---

Your Account



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class T shares for Class A or Class T shares and you may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading Fund Shares" for the Funds' policy. To exchange by telephone, call 1-800-345-6611. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the NYSE is open.


When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of a Fund by exchanging from the Fund into the same share class (or
                   Class A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by
                   telephone, call 1-800-345-6611.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of a Fund by telephone and request that a check be sent to your address of record by calling 1-800-345-6611, unless you have
                   notified the Fund of an address change within the previous
                   30 days. The dollar limit for telephone sales is $100,000
                   in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                   retirement accounts. For details, call 1-800-345-6611.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor institution that
                   participates in the Medallion Signature Guarantee Program
                   for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for
                   sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For
                   details, call 1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By check writing  You may sell shares of a Fund by check writing. The check must be at least $500 and no more than $100,000. You will
                   continue to earn dividends on shares until the check is
                   presented to the bank for payment. When the check is
                   presented to the bank a sufficient number of full and
                   fractional shares will be sold at the next determined net
                   asset value to cover the amount of the check. Certificate
                   shares may not be sold by check writing. Check writing is
                   only available for Class T shares. Be sure to complete the appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of a Fund and request that the proceeds be wired to your bank. You must set up this feature prior
                   to your telephone request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of a Fund and request that the proceeds
 funds transfer    be electronically transferred to your bank. Proceeds may
                   take up to two business days to be received by your bank.
                   You must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                   application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Funds are not intended for short-term or frequent trading in their shares. Short-term or excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Funds and any other funds distributed by Columbia Funds Distributor, Inc. reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. See the section "How to Exchange Shares."


                                                                            ---

Your Account



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
Each Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual service fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. Each Fund does not intend to pay more than a total of 0.80% for Class G shares in distribution and shareholder service fees during the current fiscal year. Each Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Rhode Island Fund does not intend to pay shareholder service fees for its Class T shares during the current fiscal year, and each Fund (other than the Rhode Island Fund) does not intend to pay more than 0.15% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account --
Sales Charges" for the conversion schedule applicable to Class G shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of each class of a Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.


When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for its share classes by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for each Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.



Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


---

Your Account




Share Certificates Share certificates are not available for any class of shares offered by the Funds. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.


Dividends, Distributions and Taxes The Funds have the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by a Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         Each Fund may earn income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------



Distribution Options Each Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the day the shares are purchased. Shares stop earning dividends at the close of business on the day before redemption. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.



 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions will be reinvested in additional shares of the Fund.

                                                                            ---

Your Account



Tax Consequences For federal income tax purposes, distributions of investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in a Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Funds intend to distribute federally tax-exempt income. The Funds may invest a portion of their assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.



No significant part of Fund distributions is expected to be derived from qualified dividend income.


---

Managing the Funds
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------



Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Management is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Management runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Management Advisors, Inc. (Fleet), merged into Columbia Management (which previously had been known as Columbia Management Company). Before April 1, 2003, Fleet was the investment advisor to the Funds. As a result of the merger, Columbia Management is now the investment advisor to the Funds.



For the fiscal year or period ended October 31, 2003, aggregate advisory fees paid to Columbia Management, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by each of the Connecticut Intermediate Municipal Bond Fund, the Massachusetts Intermediate Municipal Bond Fund, the New Jersey Intermediate Municipal Bond Fund, the New York Intermediate Municipal Bond Fund and the Rhode Island Intermediate Municipal Bond Fund, amounted to 0.55%, of average daily net assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Columbia Management's municipal bond portfolio management team is responsible for the day-to-day management of the Funds' investment portfolios. The team has managed each Fund since 1998.


                                                                            ---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance. Information shown is that of Class T and Class G shares, formerly Retail A Shares and Retail B Shares of the respective state Galaxy Fund prior to reorganization as further described in the footnotes to each Fund's financial highlights table. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment (assuming reinvestment of all dividends and distributions). This information has been derived from each Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report dated October 31, 2003. You can request a free annual report by calling 1-800-426-3750.



 Columbia Connecticut Intermediate Municipal Bond Fund



                                                                                       Period ended
                                                          Year ended October 31,       October 31,
                                                     2003/(a)(b)/     2002      2001       2000
                                                       Class T       Class T   Class T Class T/(c)/
                                                     -----------   -------     ------- ------------
 Net asset value --
 Beginning of period ($)                                10.98       10.92       10.41     10.22
----------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/                            0.40/(e)/   0.42/(g)/   0.43      0.15/(e)/
   Net realized and unrealized gain on investments         --/(f)/   0.06/(g)/   0.50      0.19
----------------------------------------------------------------------------------------------------
  Total from Investment Operations                       0.40        0.48        0.93      0.34
----------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                           (0.39)      (0.42)      (0.42)    (0.15)
----------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                      10.99       10.98       10.92     10.41
----------------------------------------------------------------------------------------------------
  Total return (%)/(h)(i)/                               3.64        4.51        9.10      3.23/(j)/
----------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(k)/                                         0.92        0.87        0.93      0.95/(l)/
   Net investment income/(k)/                            3.61        3.90/(g)/   3.97      4.20/(l)/
   Waiver/reimbursement                                  0.20        0.21        0.19      0.42/(l)/
  Portfolio turnover rate (%)                              15           3          36        30/(j)/
  Net assets, end of period (000's) ($)                37,766      22,027      27,691        66





(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.


(b) On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail A shares were redesignated Liberty Connecticut Intermediate Bond Fund, Class T shares.


(c) The Galaxy Connecticut Intermediate Municipal Bond Fund began issuing Retail A shares on June 26, 2000.


(d) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for Class T shares for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.38/(e)/, $0.39, $0.41 and $0.14/(e)/, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) Rounds to less than $0.01 per share.


(g) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.


(h) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(i) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(j) Not annualized.


(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(l) Annualized.


---

Financial Highlights



 Columbia Connecticut Intermediate Municipal Bond Fund



                                                                               Period ended
                                                      Year ended October 31,   October 31,
                                                     2003/(a)(b)/    2002          2001
                                                       Class G      Class G    Class G/(c)/
                                                     -----------   -------     ------------
 Net asset value --
 Beginning of period ($)                                10.98       10.92         10.69
--------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/                            0.32/(e)/   0.34/(g)/     0.23
   Net realized and unrealized gain on investments         --/(f)/   0.06/(g)/     0.23
--------------------------------------------------------------------------------------------
  Total from Investment Operations                       0.32        0.40          0.46
--------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                           (0.31)      (0.34)        (0.23)
--------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                      10.99       10.98         10.92
--------------------------------------------------------------------------------------------
  Total return (%)/(h)(i)/                               2.92        3.79          4.33/(j)/
--------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(k)/                                         1.63        1.56          1.69/(l)/
   Net investment income/(k)/                            2.90        3.21/(g)/     3.21/(l)/
   Waiver/reimbursement                                  0.20        0.21          0.19(l)
  Portfolio turnover rate (%)                              15           3            36
  Net assets, end of period (000's) ($)                   345         138            46





(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.


(b) On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail B shares were redesignated Liberty Connecticut Intermediate Municipal Bond Fund, Class G shares.


(c) The Galaxy Connecticut Intermediate Municipal Bond Fund began issuing Retail B shares on March 1, 2001.


(d) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for Class G shares for the years ended October 31, 2003, 2002, and the period ended October 31, 2001 was $0.30/(e)/, $0.32 and $0.22, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) Rounds to less than $0.01 per share.


(g) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.


(h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(i) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(j) Not annualized.


(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(l) Annualized.


                                                                            ---

Financial Highlights



 Columbia Massachusetts Intermediate Municipal Bond Fund



                                                                                          Period ended
                                                            Year ended October 31,        October 31,
                                                     2003/(a)(b)/      2002        2001       2000
                                                       Class T        Class T     Class T Class T/(c)/
                                                     -----------   -------        ------- ------------
 Net asset value --
 Beginning of period ($)                                10.76       10.67          10.18     10.00
-------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/                            0.38/(e)/   0.40/(e)(f)/   0.42      0.15/(e)/
   Net realized and unrealized gain on investments       0.06        0.09/(f)/      0.49      0.18
-------------------------------------------------------------------------------------------------------
  Total from Investment Operations                       0.44        0.49           0.91      0.33
-------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                           (0.38)      (0.40)         (0.42)    (0.15)
-------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                      10.82       10.76          10.67     10.18
-------------------------------------------------------------------------------------------------------
  Total return (%)/(g)(h)/                               4.13        4.67           9.05      3.36/(i)/
-------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(j)/                                         0.90        0.85           0.91      0.93/(k)/
   Net investment income/(j)/                            3.51        3.73/(f)/      3.98      4.20/(k)/
   Waiver/reimbursement                                  0.20        0.20           0.18      0.16/(k)/
  Portfolio turnover rate (%)                              11           6             54        20/(i)/
  Net assets, end of period (000's) ($)                76,839      72,454         57,071     1,345





(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.


(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail A shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class T shares.


(c) The Galaxy Massachusetts Intermediate Municipal Bond Fund began issuing Retail A shares on June 26, 2000.


(d) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.36/(e)/,
    $0.37/(e)/, $0.40 and $0.15/(e)/, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.


(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(i) Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


---

Financial Highlights


 Columbia Massachusetts Intermediate Municipal Bond Fund


                                                                                  Period ended
                                                        Year ended October 31,    October 31,
                                                     2003/(a)(b)/      2002           2001
                                                       Class G        Class G     Class G/(c)/
                                                     -----------   -------        ------------
 Net asset value --
 Beginning of period ($)                                10.76       10.67            10.44
-----------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/                            0.31/(e)/   0.33/(e)(f)/     0.22
   Net realized and unrealized gain on investments       0.06        0.09/(f)/        0.23
-----------------------------------------------------------------------------------------------
  Total from Investment Operations                       0.37        0.42             0.45
-----------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                           (0.31)      (0.33)           (0.22)
-----------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                      10.82       10.76            10.67
-----------------------------------------------------------------------------------------------
  Total return (%)/(g)(h)/                               3.45        3.97             4.41/(i)/
-----------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data(%):
   Expenses/(j)/                                         1.56        1.52             1.56/(k)/
   Net investment income/(j)/                            2.84        3.06/(f)/        3.33/(k)/
   Waiver/reimbursement                                  0.20        0.20             0.18/(k)/
  Portfolio turnover rate (%)                              11           6               54
  Net assets, end of period (000's) ($)                 1,610       1,176              653





(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.


(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail B shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class G shares.


(c) The Galaxy Massachusetts Intermediate Municipal Bond Fund began issuing Retail B shares on March 1, 2001.


(d) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.29/(e)/,
    $0.30/(e)/ and $0.21, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.


(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(i) Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


                                                                            ---

Financial Highlights



 Columbia New Jersey Intermediate Municipal Bond Fund



                                                                         Year ended October 31,
                                                            2003/(a)(b)/     2002      2001    2000    1999
                                                              Class T       Class T   Class T Class T Class T
                                                            -----------   -------     ------- ------- -------
 Net asset value --
 Beginning of period ($)                                       10.47       10.41        9.88    9.56   10.24
-------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(c)/                                   0.33/(d)/   0.39/(e)/   0.39    0.40    0.36
   Net realized and unrealized gain (loss) on investments       0.11        0.12/(e)/   0.53    0.31   (0.68)
-------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                              0.44        0.51        0.92    0.71   (0.32)
-------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                                  (0.33)      (0.39)      (0.39)  (0.39)  (0.36)
   From net realized capital gains                             (0.08)      (0.06)         --      --      --
-------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                 (0.41)      (0.45)      (0.39)  (0.39)  (0.36)
-------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                             10.50       10.47       10.41    9.88    9.56
-------------------------------------------------------------------------------------------------------------
  Total return (%)/(f)(g)/                                      4.25        5.06        9.52    7.61   (3.24)
-------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(h)/                                                1.04        0.89        0.90    0.99    1.11
   Net investment income/(h)/                                   3.20        3.79/(e)/   3.86    4.03    3.56
   Waiver/reimbursement                                         0.20        0.21        0.41    1.03    1.00
  Portfolio turnover rate (%)                                      8          23          61      77      41
  Net assets, end of period (000's) ($)                        7,749      10,128      11,248   1,198   1,302





(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.


(b) On November 18, 2002, the Galaxy New Jersey Municipal Bond Fund, Retail A shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class T Shares.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001, 2000 and 1999 was $0.31/(d)/, $0.37, $0.35, $0.30 and
    $0.26, respectively.


(d) Per share data was calculated using average shares outstanding during the period.


(e) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.


(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


---

Financial Highlights



 Columbia New Jersey Intermediate Municipal Bond Fund



                                                                               Period ended
                                                      Year ended October 31,   October 31,
                                                     2003/(a)(b)/    2002          2001
                                                       Class G      Class G    Class G/(c)/
                                                     -----------   -------     ------------
 Net asset value --
 Beginning of period ($)                                10.47       10.41         10.16
--------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/                            0.26/(e)/   0.31/(f)/     0.22
   Net realized and unrealized gain on investments       0.11        0.12/(f)/     0.24
--------------------------------------------------------------------------------------------
  Total from Investment Operations                       0.37        0.43          0.46
--------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                           (0.26)      (0.31)        (0.21)
   From net realized capital gains                      (0.08)      (0.06)           --
--------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders          (0.34)      (0.37)        (0.21)
--------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                      10.50       10.47         10.41
--------------------------------------------------------------------------------------------
  Total return (%)/(g)(h)/                               3.57        4.22          4.61/(i)/
--------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(j)/                                         1.69        1.62          1.73/(k)/
   Net investment income/(j)/                            2.51        3.06/(f)/     3.03/(k)/
   Waiver/reimbursement                                  0.26        0.21          0.33/(k)/
  Portfolio turnover rate (%)                               8          23            61
  Net assets, end of period (000's) ($)                   200         309            14





(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.


(b) On November 18, 2002, the Galaxy New Jersey Municipal Bond Fund, Retail B shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class G shares.


(c) The Galaxy New Jersey Municipal Bond Fund began issuing Retail B shares on March 1, 2001.


(d) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.23/(e)/, $0.28 and $0.20, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.


(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(h) Had the investment advisor and/or by any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(i) Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


                                                                            ---

Financial Highlights



 Columbia New York Intermediate Municipal Bond Fund



                                                                         Year ended October 31,
                                                            2003/(a)(b)/     2002      2001    2000    1999
                                                              Class T       Class T   Class T Class T Class T
                                                            -----------   -------     ------- ------- -------
 Net asset value --
 Beginning of period ($)                                       11.79       11.56       10.99   10.57   11.44
-------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(c)/                                   0.36/(d)/   0.43/(e)/   0.47    0.48    0.48
   Net realized and unrealized gain (loss) on investments       0.13        0.23/(e)/   0.57    0.44   (0.89)
-------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                              0.49        0.66        1.04    0.92   (0.41)
-------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                                  (0.36)      (0.43)      (0.47)  (0.50)  (0.46)
   From net realized gains                                     (0.05)         --          --      --      --
-------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                 (0.41)      (0.43)      (0.47)  (0.50)  (0.46)
-------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                             11.87       11.79       11.56   10.99   10.57
-------------------------------------------------------------------------------------------------------------
  Total return (%)/(f)(g)/                                      4.26        5.86        9.59    8.93   (3.72)
-------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(h)/                                                1.02        0.96        0.97    0.95    0.96
   Net investment income/(h)/                                   3.07        3.75/(e)/   4.11    4.47    4.31
   Waiver/reimbursement                                         0.20        0.21        0.21    0.22    0.20
  Portfolio turnover rate (%)                                      9          41          48      37      24
  Net assets at end of period (000's) ($)                     24,384      29,835      40,410  38,700  41,343





(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.


(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail A shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class T shares.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001, 2000 and 1999 was $0.34/(d)/, $0.41, $0.44, $0.45 and
    $0.46, respectively.


(d) Per share data was calculated using average shares outstanding during the period.


(e) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.


(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


---

Financial Highlights



 Columbia New York Intermediate Municipal Bond Fund



                                                      Year ended October 31,     Period ended
                                                     2003/(a)(b)/    2002      October 31, 2001
                                                       Class G      Class G      Class G/(c)/
                                                     -----------   -------     ----------------
 Net asset value --
 Beginning of period ($)                                11.79       11.56           11.32
-----------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/                            0.29/(e)/   0.35/(f)/       0.26
   Net realized and unrealized gain on investments       0.13        0.23/(f)/       0.24
-----------------------------------------------------------------------------------------------
  Total from Investment Operations                       0.42        0.58            0.50
-----------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                           (0.29)      (0.35)          (0.26)
   From net realized gains                              (0.05)         --              --
-----------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders          (0.34)      (0.35)          (0.26)
-----------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                      11.87       11.79           11.56
-----------------------------------------------------------------------------------------------
  Total return (%)/(g)(h)/                               3.56        5.15            4.46/(i)/
-----------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(j)/                                         1.68        1.63            1.62/(k)/
   Net investment income/(j)/                            2.39        3.08/(f)/       3.46/(k)/
   Waiver/reimbursement                                  0.28        0.24            0.26/(k)/
  Portfolio turnover rate (%)                               9          41              48
  Net assets, end of period (000) ($)                     354         342             207





(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.


(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail B shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class G shares.


(c) The Galaxy New York Municipal Bond Fund began issuing Retail B shares on March 1, 2001.


(d) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.26/(e)/, $0.33 and $0.24, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.


(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(h) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(i) Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


                                                                            ---

Financial Highlights



 Columbia Rhode Island Intermediate Municipal Bond Fund



                                                                           Year ended October 31,
                                                            2003/(a)(b)/     2002      2001      2000      1999
                                                              Class T       Class T   Class T   Class T   Class C
                                                            -----------   -------     ------- -------     -------
 Net asset value --
 Beginning of period ($)                                       11.41       11.30       10.75   10.36       11.18
-----------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(c)/                                   0.39/(d)/   0.47/(e)/   0.49    0.48/(d)/   0.48
   Net realized and unrealized gain (loss) on investments       0.07        0.11/(e)/   0.55    0.39       (0.77)
-----------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                              0.46        0.58        1.04    0.87       (0.29)
-----------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                                  (0.39)      (0.47)      (0.49)  (0.48)      (0.48)
   From net realized capital gains                                --          --          --      --       (0.05)
-----------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                 (0.39)      (0.47)      (0.49)  (0.48)      (0.53)
-----------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                             11.48       11.41       11.30   10.75       10.36
-----------------------------------------------------------------------------------------------------------------
  Total return (%)/(f)(g)/                                      4.07        5.23        9.88    8.65       (2.73)
-----------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(h)/                                                0.80        0.73        0.69    0.73        0.80
   Net investment income/(h)/                                   3.41        4.16/(e)/   4.44    4.58        4.41
   Waiver/reimbursement                                         0.20        0.21        0.25    0.33        0.40
  Portfolio turnover rate (%)                                     15          19          19      43          34
  Net assets at end of period (000's) ($)                     41,113      45,683      40,257  26,023      19,833





(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.


(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail A shares were redesignated Liberty Rhode Island Intermediate Municipal Bond Fund, Class T shares.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001, 2000 and 1999 was $0.37/(d)/, $0.45, $0.47,
    $0.45/(d)/ and $0.44, respectively.


(d) Per share data was calculated using average shares outstanding during the period.


(e) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.


(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


---

Financial Highlights



 Columbia Rhode Island Intermediate Municipal Bond Fund



                                                      Year ended October 31,     Period ended
                                                     2003/(a)(b)/    2002      October 31, 2001
                                                       Class G      Class G      Class G/(C)/
                                                     -----------   -------     ----------------
 Net asset value --
 Beginning of period ($)                                11.41       11.30           11.06
-----------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/                            0.29/(e)/   0.37/(f)/       0.27
   Net realized and unrealized gain on investments       0.07        0.11/(f)/       0.23
-----------------------------------------------------------------------------------------------
  Total from Investment Operations                       0.36        0.48            0.50
-----------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                           (0.29)      (0.37)          (0.26)
-----------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                      11.48       11.41           11.30
-----------------------------------------------------------------------------------------------
  Total return (%)/(g)(h)/                               3.22        4.36            4.60/(i)/
-----------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(j)/                                         1.62        1.55            1.53/(k)/
   Net investment income/(j)/                            2.60        3.34/(f)/       3.60/(k)/
   Waiver/reimbursement                                  0.20        0.21            0.23/(k)/
  Portfolio turnover rate (%)                              15          19              19
  Net assets, end of period (000's) ($)                   455         440             169





(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.


(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail B shares were redesignated Liberty Rhode Island Intermediate Municipal Bond, Class G shares.


(c) The Galaxy Rhode Island Municipal Bond Fund began issuing Retail B shares on March 1, 2001.


(d) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the year ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.26/(e)/, $0.35 and $0.25, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.


(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(h) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(i) Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


                                                                            ---

Notes
-------------------------------------------------------------------------------

================================================================================

---

Notes
-------------------------------------------------------------------------------

================================================================================

                                                                            ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about a Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on a Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about a Fund by writing or calling the Fund's distributor at:


Columbia Funds Distributor, Inc.

One Financial Center
Boston, MA 02111-2621
1-800-426-3750

www.columbiafunds.com



Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.



You can review and copy information about a Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust V (formerly named Liberty Funds Trust V): 811-5030



..  Columbia Connecticut Intermediate Municipal Bond Fund (formerly named
   Liberty Connecticut Intermediate Municipal Bond Fund)


..  Columbia Massachusetts Intermediate Municipal Bond Fund (formerly named
   Liberty Massachusetts Intermediate Municipal Bond Fund)


..  Columbia New Jersey Intermediate Municipal Bond Fund (formerly named Liberty
   New Jersey Intermediate Municipal Bond Fund)


..  Columbia New York Intermediate Municipal Bond Fund (formerly named Liberty
   New York Intermediate Municipal Bond Fund)


..  Columbia Rhode Island Intermediate Municipal Bond Fund (formerly named
   Liberty Rhode Island Intermediate Municipal Bond Fund)


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2004 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com



                                                                 G-01/195R-0204

Columbia State Funds                    Prospectus, March 1, 2004
-------------------------------------------------------------------------------



COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND



COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND



COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND



COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND



COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND



COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND



COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND


Class Z Shares


Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUNDS                                 2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Each of the following sections
discusses Performance History and Your
Expenses for that Fund:
Columbia Connecticut Intermediate
 Municipal Bond Fund....................  5
Columbia Florida Intermediate Municipal
 Bond Fund..............................  8
Columbia Massachusetts Intermediate
 Municipal Bond Fund.................... 11
Columbia New Jersey Intermediate
 Municipal Bond Fund.................... 14
Columbia New York Intermediate
 Municipal Bond Fund.................... 17
Columbia Pennsylvania Intermediate
 Municipal Bond Fund.................... 20
Columbia Rhode Island Intermediate
 Municipal Bond Fund.................... 23

YOUR ACCOUNT                             26
--------------------------------------------
How to Buy Shares....................... 26
Eligible Investors...................... 27


Sales Charges........................... 29
How to Exchange Shares.................. 29
How to Sell Shares...................... 29
Fund Policy on Trading of Fund Shares... 30
Other Information About Your Account.... 30

MANAGING THE FUNDS                       33
--------------------------------------------
Investment Advisor...................... 33
Portfolio Managers...................... 33

FINANCIAL HIGHLIGHTS                     34
--------------------------------------------
Columbia Connecticut Intermediate
 Municipal Bond Fund.................... 35
Columbia Florida Intermediate Municipal
 Bond Fund.............................. 36
Columbia Massachusetts Intermediate
 Municipal Bond Fund.................... 37
Columbia New Jersey Intermediate
 Municipal Bond Fund.................... 38
Columbia New York Intermediate
 Municipal Bond Fund.................... 39
Columbia Pennsylvania Intermediate
 Municipal Bond Fund.................... 40
Columbia Rhode Island Intermediate
 Municipal Bond Fund.................... 41

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

The Funds
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Each Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from the personal income tax of its state, as is consistent with relative stability of principal.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in the municipal securities of its state, which are securities issued by that state and other governmental issuers (potentially including issuers located outside that state) and that pay interest which is exempt from both federal income tax (including the federal alternative minimum tax) and the income tax of that state and, in the case of the Connecticut Intermediate Municipal Bond Fund and the Massachusetts Intermediate Municipal Bond Fund, mutual funds that invest in that state's municipal securities. Under normal circumstances, each Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by each Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for a Fund, each Fund's investment advisor evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. Each Fund's advisor also determines the appropriate allocation of its Fund's assets among various issuers and industry sectors.

Nearly all of the investments of a Fund will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Fund's advisor to be of comparable quality. Under normal market conditions, each Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or unrated securities determined by its advisor to be of comparable quality. Occasionally, the rating of a security held by a Fund may be downgraded to below investment grade. If that happens, a Fund does not have to sell the security, unless its advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, each Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

Under normal circumstances, each Fund's average weighted maturity is expected to be between three and ten years.

Each Fund will sell a security when, as a result of changes in the economy or the performance of the security or other circumstances, its advisor believes that holding the security is no longer consistent with the Fund's investment goal.

At times, a Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

---

The Funds



In seeking to achieve its investment goal, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in each Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its investment goal. You may lose money by investing in the Funds.

Management risk means that the advisor's investment decisions might produce losses or cause a Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that a Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income a Fund receives from them but will affect the value of a Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.





Because the Fund may invest in special revenue obligations, including asset-backed securities and debt securities issued by private entities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



                                                                             ---

The Funds









The interest income distributed by a Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.



Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.


Single-State Focus: Because each of the Funds invests primarily in municipal securities of a particular state, the value of a Fund's shares will be particularly vulnerable to tax, legislative, demographic or political changes affecting that state, as well as by changes in the state's economy. As a result, the value of each Fund's shares may be more volatile than the value of shares of funds that invest in securities of issuers in a number of different states.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

---

The Funds



PERFORMANCE HISTORY (CONNECTICUT)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's
         Class Z average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses.

         Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990, with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990 with remaining maturities of between 2 and
         12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers
         3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities between 2 and 17 years and at least $5 million in principal amount
         outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and life of the Fund periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


                                                                             ---

The Funds



 Calendar Year Total Returns (Class Z)/(1)/

                                    [CHART]

 1995   1996    1997    1998     1999    2000    2001    2002    2003
------  -----   -----   -----   ------  ------  -----   -----   ------
14.70%  3.63%   8.53%   6.67%   -2.81%  10.16%  4.47%   8.57%    3.58%



                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.91%
                     Worst quarter: 2nd quarter 1999, -2.28%

--------------------------------------------------------------------------------
(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Connecticut Intermediate Municipal Bond Fund (the Galaxy Connecticut Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of shares of the Boston 1784 Connecticut Tax-Exempt Income Fund (the 1784 Connecticut Fund), the predecessor to the Galaxy Connecticut Fund, for periods prior to June 26, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                                                     Life of
                                                               1 Year 5 Years/(1)/ the Fund/(1)/
Class Z (%)
  Return Before Taxes                                           3.58     4.70          5.89
  Return After Taxes on Distributions                           3.58     4.67          5.85
  Return After Taxes on Distributions and Sale of Fund Shares   3.60     4.60          5.72
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          6.11/(2)/
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Index (%)                             5.11     5.83          6.49/(2)/




(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Connecticut Fund for periods prior to November 18, 2002, and returns of the 1784 Connecticut Fund (whose shares were initially offered on August 1, 1994) for periods prior to June 26, 2000. Class T and G shares are offered to certain investors through a separate prospectus.


(2) Performance information is from July 31, 1994.


---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                0.00
  ---------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  0.00
  ---------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $ 1,000 and paid to the transfer agent.


(2) There is a $ 7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                 Management fee/(1)(2)/ (%)                0.62
                 ----------------------------------------------
                 Distribution and service (12b-1) fees (%) 0.00
                 ----------------------------------------------
                 Other expenses/(2)/ (%)                   0.14
                 ----------------------------------------------
                 Total annual fund operating expenses (%)  0.76




(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


         1 Year                   3 Years                   5 Years                   10 Years
          $78                       $243                      $422                      $942


                                                                             ---

The Funds



PERFORMANCE HISTORY (FLORIDA)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and the life of the Fund./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's
         Class Z average performance over the past one-year, five years and life of the Fund periods. They include the effects of Fund expenses.

         Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990, with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990 with remaining maturities of between 2 and
         12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers
         3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities between 2 and 17 years and at least $5 million in principal amount
         outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and life of the Fund periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


---

The Funds




 Calendar Year Total Returns (Class Z)/(1)/


                                    [CHART]

1998     1999    2000     2001    2002    2003
-----   ------   -----   -----   -----   ------
6.37%   -2.78%   9.08%   4.74%   8.32%    3.20%



                     For the periods shown in bar chart:
                     Best quarter: 3rd quarter 2002, +3.57%
                     Worst quarter: 3rd quarter 1999, -2.38%

--------------------------------------------------------------------------------

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Florida Municipal Bond Fund (the Galaxy Florida Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of shares of the Boston 1784 Florida Tax-Exempt Income Fund (the 1784 Florida Fund), the predecessor to the Galaxy Florida Fund, for periods prior to June 26, 2000.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                                                     Life of
                                                               1 Year 5 Years/(1)/ the Fund/(1)/
Class Z (%)
  Return Before Taxes                                           3.20     4.42          5.21
  Return After Taxes on Distributions                           3.20     4.42          5.16
  Return After Taxes on Distributions and Sale of Fund Shares   3.27     4.35          5.05
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          6.11/(2)/
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Index (%)                             5.11     5.83          6.26/(2)/




(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Florida Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of the 1784 Florida Fund (whose shares were initially offered on June 30, 1997) for periods prior to June 26, 2000.


(2) Performance information is from June 30, 1997.


                                                                             ---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                0.00
  ---------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  0.00
  ---------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                 Management fee/(1)(2)/ (%)                0.62
                 ----------------------------------------------
                 Distribution and service (12b-1) fees (%) 0.00
                 ----------------------------------------------
                 Other expenses/(2)/ (%)                   0.24
                 ----------------------------------------------
                 Total annual fund operating expenses (%)  0.86




(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


         1 Year                   3 Years                   5 Years                   10 Years
          $88                       $274                      $477                     $1,061




---

The Funds



PERFORMANCE HISTORY (MASSACHUSETTS)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years./(14) /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's
         Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

         Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers 3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

       ------------------------------------------------------------------


                                                                             ---

The Funds




 Calendar Year Total Returns (Class Z)/(1)/


                                    [CHART]

 1994    1995    1996    1997    1998    1999    2000    2001    2002
------  ------  -----   -----   -----   ------  -----   -----   -----
-5.45%  13.77%  3.32%   8.89%   5.91%   -2.16%  9.94%   4.67%   8.60%



                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.45%
                     Worst quarter: 1st quarter 1994, -5.17%

--------------------------------------------------------------------------------

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the Galaxy Massachusetts Fund), the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of shares of the Boston 1784 Massachusetts Tax-Exempt Income Fund (the 1784 Massachusetts Fund), the predecessor to the Galaxy Massachusetts Fund, for periods prior to June 26, 2000.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                               1 Year 5 Years/(1)/ 10 years/(1)/
Class Z (%)
  Return Before Taxes                                           3.91     4.91          5.00
  Return After Taxes on Distributions                           3.91     4.91          5.00
  Return After Taxes on Distributions and Sale of Fund Shares   3.84     4.79          4.91
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          5.89
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Bond Index (%)                        5.11     5.83          5.60




(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Massachusetts Fund for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of the 1784 Massachusetts Fund for periods prior to June 26, 2000.




---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                0.00
  ---------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  0.00
  ---------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                 Management fee/(1)(2)/ (%)                0.62
                 ----------------------------------------------
                 Distribution and service (12b-1) fees (%) 0.00
                 ----------------------------------------------
                 Other expenses/(2)/ (%)                   0.11
                 ----------------------------------------------
                 Total annual fund operating expenses (%)  0.73




(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


         1 Year                   3 Years                   5 Years                   10 Years
          $75                       $233                      $406                      $906




                                                                             ---

The Funds



PERFORMANCE HISTORY (NEW JERSEY)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and the life of the Fund./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's
         Class Z average performance over the past one-year, five-years and life of the Fund periods. They include the effects of Fund expenses.

         Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990, with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990 with remaining maturities of between 2 and
         12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers
         3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities between 2 and 17 years and at least $5 million in principal amount
         outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and life of the Fund periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


---

The Funds




 Calendar Year Total Returns (Class Z)/(1)/


                                    [CHART]

 1999    2000   2001    2002   2003
------  ------  -----   -----  -----
-3.02%  10.69%  3.77%   9.98%  4.18%



                     For the periods shown in bar chart:
                     Best quarter: 3rd quarter 2002, +4.78%
                     Worst quarter: 2nd quarter 1999, -2.35%

--------------------------------------------------------------------------------

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy New Jersey Municipal Bond Fund (the Galaxy New Jersey Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                                                     Life of
                                                               1 Year 5 Years/(1)/ the Fund/(1)/
Class Z (%)
  Return Before Taxes                                           4.18     5.00          5.20
  Return After Taxes on Distributions                           4.13     4.94          5.14
  Return After Taxes on Distributions and Sale of Fund Shares   3.96     4.82          5.00
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Index (%)                             5.11     5.83          5.97/(2)/
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          5.73/(2)/




(1) The average annual total returns shown include returns of Trust Shares of the Galaxy New Jersey Fund whose shares were initially offered on April 3, 1998 for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.


(2) Performance information is from March 31, 1998.


                                                                             ---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                0.00
  ---------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  0.00
  ---------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                 Management fee/(1)(2)/ (%)                0.62
                 ----------------------------------------------
                 Distribution and service (12b-1) fees (%) 0.00
                 ----------------------------------------------
                 Other expenses/(2)/ (%)                   0.25
                 ----------------------------------------------
                 Total annual fund operating expenses (%)  0.87




(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


         1 Year                   3 Years                   5 Years                   10 Years
          $89                       $278                      $482                     $1,073




---

The Funds



PERFORMANCE HISTORY (NEW YORK)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's
         Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

         Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990, with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990 with remaining maturities of between 2 and
         12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers
         3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities between 2 and 17 years and at least $5 million in principal amount
         outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


                                                                             ---

The Funds-




 Calendar Year Total Returns (Class Z)/(1)/


                                    [CHART]

 1994    1995    1996    1997    1998    1999    2000    2001    2002   2003
------  ------  -----   -----   -----   ------  ------  -----   ------  -----
-7.26%  17.09%  3.62%   8.89%   6.13%   -3.48%  12.58%  3.30%   10.40%  4.58%



                      For the periods shown in bar chart:
                      Best quarter: 1st quarter 1995, +7.42%
                      Worst quarter: 1st quarter 1994,-6.55%

--------------------------------------------------------------------------------

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy New York Municipal Bond Fund (the Galaxy New York Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                               1 Year 5 Years/(1)/ 10 Years/(1)/
Class Z (%)
  Return Before Taxes                                           4.58     5.32          5.36
  Return After Taxes on Distributions                           4.54     5.30          5.35
  Return After Taxes on Distributions and Sale of Fund Shares   4.18     5.14          5.23
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Index (%)                             5.11     5.83          5.92
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          5.60




(1) The average annual total returns shown include returns of Trust Shares of the Galaxy New York Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.


---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                0.00
  ---------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  0.00
  ---------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                 Management fee/(1)(2)/ (%)                0.62
                 ----------------------------------------------
                 Distribution and service (12b-1) fees (%) 0.00
                 ----------------------------------------------
                 Other expenses/(2)/ (%)                   0.23
                 ----------------------------------------------
                 Total annual fund operating expenses (%)  0.85




(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


         1 Year                   3 Years                   5 Years                   10 Years
          $87                       $271                      $471                     $1,049




                                                                             ---

The Funds



PERFORMANCE HISTORY (PENNSYLVANIA)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's
         Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

         Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990, with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990 with remaining maturities of between 2 and
         12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers
         3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities between 2 and 17 years and at least $5 million in principal amount
         outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


---

The Funds




 Calendar Year Total Returns (Class Z)/(1)/


                                    [CHART]

 1994    1995    1996    1997    1998    1999    2000    2001    2002  2003
------  ------  -----   -----   -----   ------  ------  -----   -----  -----
-2.58%  11.53%  3.89%   7.18%   4.84%   -7.06%  13.31%  4.70%   9.40%  3.77%



                     For the periods shown in bar chart:
                     Best quarter: 4th quarter 2000, +5.64%
                     Worst quarter: 1st quarter 1994, -3.30%

--------------------------------------------------------------------------------

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Pennsylvania Municipal Bond Fund (the Galaxy Pennsylvania Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of Class I Shares of the Pennsylvania Municipal Securities Fund (the Pillar Fund), the predecessor to the Galaxy Pennsylvania Fund, for periods prior to August 27, 2001.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                               1 Year 5 Year/(1)/ 10 Years/(1)/
Class Z (%)
  Return Before Taxes                                           3.77     4.59         4.73
  Return After Taxes on Distributions                           3.77     4.55         4.66
  Return After Taxes on Distributions and Sale of Fund Shares   3.43     4.43         4.58
-----------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Years Index (%)                            5.11     5.83         5.92
-----------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61         5.60




(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Pennsylvania Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of the Pillar Fund for periods prior to August 27, 2001.




                                                                             ---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                0.00
  ---------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  0.00
  ---------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                 Management fee/(1)(2)/ (%)                0.62
                 ----------------------------------------------
                 Distribution and service (12b-1) fees (%) 0.00
                 ----------------------------------------------
                 Other expenses/(2)/ (%)                   0.61
                 ----------------------------------------------
                 Total annual fund operating expenses (%)  1.23




(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


         1 Year                   3 Years                   5 Years                   10 Years
          $125                      $390                      $676                     $1,489


---

The Funds



PERFORMANCE HISTORY (RHODE ISLAND)
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and the life of the Fund./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's
         Class Z average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses./(1)/

         Beginning in 2003, the Fund's benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990, with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Brothers Quality Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after
         December 31, 1990 with remaining maturities of between 2 and
         12 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers
         3-15 Year Bond Index, because of its greater emphasis on municipal bonds with remaining maturities between 2 and 17 years and at least $5 million in principal amount
         outstanding, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and life of the Fund periods are shown compared to the Lehman Brothers 3-15 Year Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Quality Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


                                                                             ---

The Funds




 Calendar Year Total Returns (Class Z)/(1)/


                                    [CHART]

1995    1996    1997    1998     1999    2000   2001    2002   2003
------  -----   -----   -----   ------  ------  -----   -----  -----
14.31%  3.63%   8.54%   5.87%   -2.77%  11.59%  4.22%   9.10%  4.05%



                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +4.90%
                     Worst quarter: 2nd quarter 1999, -1.90%

--------------------------------------------------------------------------------

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Rhode Island Municipal Bond Fund (the Galaxy Rhode Island Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The returns for Class Z shares also include the returns of Retail A Shares of the Galaxy Rhode Island Fund for periods prior to the inception of Trust Shares (June 19, 2000). Class Z shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been higher to the extent that expenses for Class Z shares are lower than expenses paid by Retail A Shares.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                                                     Life of
                                                               1 Year 5 Years/(1)/ the Fund/(1)/
Class Z (%)
  Return Before Taxes                                           4.05     5.13          6.40
  Return After Taxes on Distributions                           4.05     5.13          6.34
  Return After Taxes on Distributions and Sale of Fund Shares   3.83     5.00          6.14
------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Index (%)                             5.11     5.83          7.03/(2)/
------------------------------------------------------------------------------------------------
Lehman Brothers Quality Bond Index (%)                          4.64     5.61          6.57/(2)/




(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Rhode Island Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The returns for Class Z shares also include the returns of Retail A Shares of the Galaxy Rhode Island Fund for periods prior to the inception of Trust Shares (June 19, 2000). Class Z shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been higher to the extent that expenses for Class Z shares are lower than expenses paid by Retail A Shares.


(2) Performance information is from December 31, 1994.


---

The Funds



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                0.00
  ---------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  0.00
  ---------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                 Management fee/(1)(2)/ (%)                0.62
                 ----------------------------------------------
                 Distribution and service (12b-1) fees (%) 0.00
                 ----------------------------------------------
                 Other expenses/(2)/ (%)                   0.18
                 ----------------------------------------------
                 Total annual fund operating expenses (%)  0.80




(1) The Fund pays a management fee of 0.55% and an administration fee of 0.07%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


         1 Year                   3 Years                   5 Years                   10 Years
          $82                       $255                      $444                      $990




                                                                             ---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund and mailed to Columbia Funds
                   Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of a Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if
                   exchanging from a money market fund. To exchange by
                   telephone, call 1-800-422-3737. Please see "How to Exchange
                   Shares" for more information.
-------------------------------------------------------------------------------
By wire            You may purchase shares of a Fund by wiring money from your bank account to your Fund account. To wire funds to your
                   Fund account, call 1-800-422-3737 for wiring instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of a Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of a Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   You must have a current balance of at least $5,000 in the
                   fund the money is coming from. Exchanges will continue so
                   long as your fund balance is sufficient to complete the
                   transfers. You may terminate your program or change the
                   amount of the exchange (subject to the $100 minimum) by
                   calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.


---

Your Account



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of a Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:


$1,000 minimum initial investment


.. Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;



.. Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and



..  Any employee (or family member of an employee) of FleetBoston Financial
   Corporation or its subsidiaries.


$100,000 minimum initial investment


.. Clients of broker-dealers or registered investment advisors that both recommend the purchase of a Fund's shares and charge such clients an asset-based fee; and



.. Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.


No minimum initial investment


.. Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);



.. A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;



.. Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and



.. Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.



Each Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $25 minimum purchase. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


                                                                             ---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Fund offers one class of shares in this prospectus --
         Class Z.

         The Fund also offers five additional classes of shares --
         Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
       ------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Funds' policy. To exchange by telephone, call 1-800-345-6611. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of a Fund on any regular business day that the NYSE is open.


When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of a Fund by exchanging from the Fund into Class Z shares or Class A
                   shares of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by
                   telephone, call 1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of a Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                   notified the Fund of an address change within the previous
                   30 days. The dollar limit for telephone sales is $100,000
                   in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                   retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign
                   the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another
                   eligible guarantor that participates in the Medallion
                   Signature Guarantee Program for amounts over $100,000 or
                   for alternate payee or mailing instructions. Additional
                   documentation is required for sales by corporations,
                   agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of a Fund and request that the proceeds be wired to your bank. You must set up this feature prior
                   to your telephone request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and
                   capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of a Fund and request that the proceeds
 funds transfer    be electronically transferred to your bank. Proceeds may
                   take up to two business days to be received by your bank.
                   You must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                   application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Funds are not intended for short-term or frequent trading in their shares. Short-term or excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Funds (and any other funds distributed by Columbia Funds Distributor, Inc.) reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. See the section "How to Exchange Shares."


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of a Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.


When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your

                                                                             ---

Your Account


financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for each Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.



Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


Share Certificates Share certificates are not available for Class Z shares.

Dividends, Distributions and Taxes The Funds have the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by a Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         Each Fund may earn income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------



Distribution Options Each Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the day the shares are purchased. Shares stop earning dividends at the close of business on the day before redemption. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.



---

Your Account



 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences For federal income tax purposes, distributions of investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in a Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Funds intend to distribute federally tax-exempt income. The Funds may invest a portion of their assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.



No significant part of Fund distributions is expected to be derived from qualified dividend income.


                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------



Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. The Columbia Management is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Management runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Management Advisors, Inc. (Fleet), merged into Columbia Management (which previously had been known as Columbia Management Company). Before April 1, 2003, Fleet was the investment advisor to the Funds. As a result of the merger, Columbia Management is now the investment advisor to the Funds.



For the fiscal year or period ended October 31, 2003, aggregate advisory fees paid to Columbia Management, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by each of the Connecticut Intermediate Municipal Bond Fund, the Massachusetts Intermediate Municipal Bond Fund, the Florida Intermediate Municipal Bond Fund, the New Jersey Intermediate Municipal Bond Fund, the New York Intermediate Municipal Bond Fund, the Pennsylvania Intermediate Municipal Bond Fund, and the Rhode Island Intermediate Municipal Bond Fund, amounted to 0.55% of average daily net assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Columbia Management's municipal bond portfolio management team is responsible for the day-to-day management of the Funds' investment portfolios. The team has managed each Fund since 1998.


---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's Class Z financial performance. Information shown for each Fund is that of Trust Shares of its predecessor Galaxy Fund, as further described in the footnotes to each Fund's financial highlights table. Certain information reflects financial results for a single Class Z share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This Information, except for the Pennsylvania Intermediate Municipal Bond Fund, is included in each Fund's financial statements which, for the fiscal years or periods ended on or after October 31, 1999, except as described below with respect to the Predecessor Pillar Fund, has been audited by Ernst & Young, LLP, independent auditors, whose report, along with each Fund's financial statements, is derived from its respective Annual Report dated October 31, 2003.





     With respect to the Pennsylvania Intermediate Municipal Bond Fund, the information for the fiscal years ended October 31, 2003 and 2002 and for the period ended October 31, 2001, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in its respective Annual Report dated October 31, 2003. The information for the years ended December 31, 2000, 1999, and 1998 has been derived from the Fund's financial statements which have been audited by other independent accountants, whose report expressed an unqualified opinion on those financial highlights.


You can request a free annual report by calling 1-800-426-3750.

                                                                             ---

Financial Highlights




 Columbia Connecticut Intermediate Municipal Bond Fund



                                                                                                Period ended
                                                            Year ended October 31,              October 31,
                                                 2003/(a)(b)/          2002          2001        2000/(c)/
                                                    Class Z           Class Z       Class Z       Class Z
                                                -----------       -------         -------      ------------
 Net asset value --
 Beginning of period ($)                            10.98           10.92           10.41          10.00
-----------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                             0.41/(d)(e)/    0.44/(d)(f)/    0.44/(d)/      0.19/(d)(e)/
   Net realized and unrealized gain (loss) on
    investments                                        --/(g)/       0.06/(f)/       0.51           0.41
-----------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   0.41            0.50            0.95           0.60
-----------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       (0.40)          (0.44)          (0.44)         (0.19)
   From net realized capital gains                     --              --              --             --
-----------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders      (0.40)          (0.44)          (0.44)         (0.19)
-----------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                  10.99           10.98           10.92          10.41
-----------------------------------------------------------------------------------------------------------------
  Total return (%)/(h)(i)/                           3.82            4.67            9.32           6.01/(j)/
-----------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental
 Data (%):
   Expenses/(k)/                                     0.75            0.72            0.76           0.78/(l)/
   Net investment income/(k)/                        3.78            4.05/(f)/       4.14           4.37/(l)/
   Waiver/reimbursement                              0.20            0.20            0.17           0.16/(l)/
  Portfolio turnover rate (%)                          15               3              36             30/(j)/
  Net assets, end of period (000's) ($)           145,145         104,727         113,952        121,974



                                                Year ended May 31,
                                                 2000      1999
                                                Class Z   Class Z
                                                -------   -------
 Net asset value --
 Beginning of period ($)                          10.67     10.81
------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                           0.46      0.48
   Net realized and unrealized gain (loss) on
    investments                                   (0.62)    (0.08)
------------------------------------------------------------------
  Total from Investment Operations                (0.16)     0.40
------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                     (0.46)    (0.48)
   From net realized capital gains                (0.05)    (0.06)
------------------------------------------------------------------
  Total Distributions Declared to Shareholders    (0.51)    (0.54)
------------------------------------------------------------------
 Net asset value --
 End of period ($)                                10.00     10.67
------------------------------------------------------------------
  Total return (%)/(h)(i)/                        (1.45)     3.72
------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental
 Data (%):
   Expenses/(k)/                                   0.80      0.80
   Net investment income/(k)/                      4.52      4.37
   Waiver/reimbursement                            0.32      0.32
  Portfolio turnover rate (%)                        30        19
  Net assets, end of period (000's) ($)         148,902   187,725





(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.


(b) On November 18, 2002, the Galaxy Connecticut Municipal Bond Fund, Trust shares were redesignated Liberty Connecticut Intermediate Municipal Bond Fund, Class Z shares.


(c) The Fund commenced operations on August 1, 1994 as a separate portfolio (the Predecessor Boston 1784 Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust shares and BKB shares of the Fund. Shareholders of the Predecessor Boston 1784 who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston N.A. received BKB shares of the Fund. On June 26, 2001, BKB shares converted into Retail A shares.


(d) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001, and the period ended October 31, 2000, was $0.39/(e)/, $0.42, $0.42 and $0.18/(e)/, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.


(g) Rounds to less than $0.01 per share.


(h) Total return at net asset value assuming all distributions reinvested.


(i) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(j) Not annualized.


(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(l) Annualized.


---

Financial Highlights




 Columbia Florida Intermediate Municipal Bond Fund



                                                                                              Period
                                                                                               ended
                                                          Year ended October 31,            October 31,   Year ended May 31,
                                                 2003/(a)(b)/        2002          2001      2000/(c)/     2000      1999
                                                   Class Z          Class Z       Class Z     Class Z     Class Z   Class Z
                                                -----------      -------        -------     -----------   -------   -------
 Net asset value --
 Beginning of period ($)                           10.43          10.33           9.87          9.51       10.12     10.30
----------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                            0.36/(d)(e)/   0.39/(d)(f)/   0.41/(d)/     0.17/(d)/   0.43      0.44
   Net realized and unrealized gain (loss) on
    investments                                    (0.01)          0.10/(f)/      0.46          0.36       (0.61)    (0.04)
----------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                  0.35           0.49           0.87          0.53       (0.18)     0.40
----------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                      (0.36)         (0.39)         (0.41)        (0.17)      (0.43)    (0.44)
   From net realized capital gains                    --             --             --            --          --     (0.14)
----------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders     (0.36)         (0.39)         (0.41)        (0.17)      (0.43)    (0.58)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                 10.42          10.43          10.33          9.87        9.51     10.12
----------------------------------------------------------------------------------------------------------------------------
  Total return (%)/(g)(h)/                          3.37           4.84           8.92          5.62/(i)/  (1.76)     3.88
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental Data (%):
   Expenses/(j)/                                    0.88           0.72           0.78          0.79/(k)/   0.80      0.80
   Net investment income/(j)/                       3.41           3.77/(f)/      4.00          4.22/(k)/   4.44      4.25
   Waiver/reimbursement                             0.20           0.21           0.19          0.22/(k)/   0.35      0.34
  Portfolio turnover rate (%)                         34             17             48            23/(i)/     28        11
  Net assets, end of period (000's) ($)           70,638         77,914         71,355        61,773      61,154    68,796





(a) On October 13, 2003, the Liberty Florida Intermediate Municipal Bond Fund was renamed Columbia Florida Intermediate Municipal Bond Fund.


(b) On November 18, 2002, the Galaxy Florida Municipal Bond Fund, Trust shares were redesignated Liberty Florida Intermediate Municipal Bond Fund, Class Z shares.


(c) The Fund commenced operations on June 30, 1997 as a separate portfolio (the Predecessor Boston 1784 Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust shares of the Galaxy Florida Municipal Bond Fund.


(d) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.34/(e)/,
    $0.36, $0.39 and $0.16, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.


(g) Total return at net asset value assuming all distributions reinvested.


(h) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(i) Not annualized.


(j) The benefits derived from custody credits and brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


                                                                             ---

Financial Highlights




 Columbia Massachusetts Intermediate Municipal Bond Fund



                                                                                                           Period/
                                                                                                            /ended
                                                                   Year ended October 31,                October 31,
                                                       2003/(a)(b)/           2002            2001        2000/(c)/
                                                          Class Z            Class Z         Class Z       Class Z
                                                      -----------       -------            -------      ------------
 Net asset value --
 Beginning of period ($)                                  10.76           10.67              10.18           9.78
--------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                                   0.40/(d)(e)/    0.41/(d)(e)(f)/    0.43/(d)/      0.18/(d)(e)/
   Net realized and unrealized gain (loss) on
    investments                                            0.06            0.09/(f)/          0.49           0.40
--------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                         0.46            0.50               0.92           0.58
--------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared to
 Shareholders ($):
   From net investment income                             (0.40)          (0.41)             (0.43)         (0.18)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                        10.82           10.76              10.67          10.18
--------------------------------------------------------------------------------------------------------------------------
  Total return (%)/(g)(h)/                                 4.31            4.84               9.24           5.99/(i)/
--------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental Data (%):
   Expenses/(j)/                                           0.72            0.68               0.74           0.77/(k)/
   Net investment income/(j)/                              3.67            3.90/(f)/          4.15           4.36/(k)/
   Waiver/reimbursement                                    0.20            0.21               0.16           0.15/(k)/
  Portfolio turnover rate (%)                                11               6                 54             20/(i)/
  Net assets, end of period (000's) ($)                 296,679         220,042            191,129        176,306




                                                      Year ended May 31,
                                                       2000      1999
                                                      Class Z   Class Z
                                                      -------   -------
 Net asset value --
 Beginning of period ($)                                10.39     10.42
------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                                 0.45      0.45
   Net realized and unrealized gain (loss) on
    investments                                         (0.61)    (0.03)
------------------------------------------------------------------------
  Total from Investment Operations                      (0.16)     0.42
------------------------------------------------------------------------
 Less Distributions Declared to
 Shareholders ($):
   From net investment income                           (0.45)    (0.45)
------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                       9.78     10.39
------------------------------------------------------------------------
  Total return (%)/(g)(h)/                              (1.51)     4.10
------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental Data (%):
   Expenses/(j)/                                         0.80      0.80
   Net investment income/(j)/                            4.52      4.32
   Waiver/reimbursement                                  0.32      0.32
  Portfolio turnover rate (%)                              11         9
  Net assets, end of period (000's) ($)               231,140   267,871





(a) On October, 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.


(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Trust shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class Z shares.


(c) The Fund commenced operations on June 14, 1993 as a separate portfolio (the Predecessor Boston 1784 Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust shares and BKB shares of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the "Galaxy Fund"). Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust shares of the Galaxy Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston N.A. received BKB shares of the Galaxy Fund. On June 26, 2001, BKB shares converted into Retail A shares.


(d) Net investment income per share before reimbursement /waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.38/(e)/,
    $0.39/(e)/, $0.42 and $0.18/(e)/, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.


(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) Total return at the net asset value assuming all distributions reinvested.


(i) Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


---

Financial Highlights




 Columbia New Jersey Intermediate Municipal Bond Fund/ /



                                                                         Year ended October 31,
                                                            2003/(a)(b)/     2002      2001    2000    1999
                                                              Class Z       Class Z   Class Z Class Z Class Z
                                                            -----------   -------     ------- ------- -------
 Net asset value --
 Beginning of period ($)                                       10.47       10.41        9.88    9.56   10.24
-------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(c)/                                   0.35/(d)/   0.40/(e)/   0.41    0.40    0.38
   Net realized and unrealized gain (loss) on investments       0.11        0.12/(e)/   0.53    0.32   (0.68)
-------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                              0.46        0.52        0.94    0.72   (0.30)
-------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                                  (0.35)      (0.40)      (0.41)  (0.40)  (0.38)
   From net realized capital gains                             (0.08)      (0.06)         --      --      --
-------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                 (0.43)      (0.46)      (0.41)  (0.40)  (0.38)
-------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                             10.50       10.47       10.41    9.88    9.56
-------------------------------------------------------------------------------------------------------------
  Total return (%)/(f)(g)/                                      4.44        5.20        9.73    7.74   (3.06)
-------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental Data (%):
   Expenses/(h)/                                                0.86        0.76        0.70    0.86    0.92
   Net investment income/(h)/                                   3.38        3.92/(e)/   4.06    4.16    3.76
   Waiver/reimbursement                                         0.20        0.21        0.38    0.78    0.71
  Portfolio turnover rate (%)                                      8          23          61      77      41
  Net assets, end of period (000's) ($)                       72,241      77,554      93,564  10,174   7,422





(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.


(b) On November 18, 2002, the Galaxy New Jersey Municipal Bond Fund, Trust shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class Z shares.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001, 2000 and 1999 was $0.33/(d)/, $0.38, $0.37, $0.32 and
    $0.30, respectively.


(d) Per share data was calculated using average shares outstanding during the period.


(e) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.


(f) Total return at net asset value assuming all distributions reinvested.


(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


                                                                             ---

Financial Highlights




 Columbia New York Intermediate Municipal Bond Fund/ /



                                                                         Year ended October 31,
                                                            2003/(a)(b)/     2002      2001    2000    1999
                                                              Class Z       Class Z   Class Z Class Z Class Z
                                                            -----------   -------     ------- ------- -------
 Net asset value --
 Beginning of period ($)                                       11.79       11.56       10.99   10.57   11.44
-------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(c)/                                   0.39/(d)/   0.45/(e)/   0.49    0.50    0.50
   Net realized and unrealized gain (loss) on investments       0.13        0.23/(e)/   0.57    0.44   (0.89)
-------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                              0.52        0.68        1.06    0.94   (0.39)
-------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders  1/4($):
   From net investment income                                  (0.39)      (0.45)      (0.49)  (0.52)  (0.48)
   From net realized gains                                     (0.05)         --          --      --      --
-------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                 (0.44)      (0.45)      (0.49)  (0.52)  (0.48)
-------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                             11.87       11.79       11.56   10.99   10.57
-------------------------------------------------------------------------------------------------------------
  Total return (%)/(f)(g)/                                      4.45        6.06        9.80    9.12   (3.54)
-------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplement Data (%):
   Expenses/(h)/                                                0.83        0.77        0.78    0.78    0.77
   Net investment income/(h)/                                   3.25        3.94/(e)/   4.30    4.65    4.50
   Waiver/reimbursement                                         0.20        0.21        0.21    0.20    0.20
  Portfolio turnover rate (%)                                      9          41          48      37      24
  Net assets, end of period (000's) ($)                       84,894      75,632      60,694  50,511  36,696





(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.


(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Trust shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class Z shares.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001, 2000 and 1999 was $0.37/(d)/, $0.43, $0.47, $0.47 and
    $0.48, respectively.


(d) Per share data was calculated using average shares outstanding during the period.


(e) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.


(f) Total return at net asset value assuming all distributions reinvested.


(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


---

Financial Highlights




 Columbia Pennsylvania Intermediate Municipal Bond Fund



                                                                                              Period
                                                                      Year ended               ended
                                                                      October 31,           October 31,   Year ended December 31,
                                                             2003/(a)(b)/        2002        2001/(C)/     2000    1999    1998
                                                               Class Z          Class Z       Class Z     Class Z Class Z Class Z
                                                            -----------      -------        -----------   ------- ------- -------
 Net asset value --
 Beginning of period ($)                                       10.29          10.11             9.78        9.03   10.26   10.41
---------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income                                        0.30/(d)(e)/   0.36/(d)(f)/     0.34/(d)/   0.42    0.43    0.44
   Net realized and unrealized gain (loss) on investments       0.05           0.18/(f)/        0.33        0.75   (1.13)   0.05
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                              0.35           0.54             0.67        1.17   (0.70)   0.49
---------------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                                  (0.30)         (0.36)           (0.34)      (0.42)  (0.43)  (0.44)
   From net realized capital gains                                --             --               --          --   (0.10)  (0.20)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                 (0.30)         (0.36)           (0.34)      (0.42)  (0.53)  (0.64)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                             10.34          10.29            10.11        9.78    9.03   10.26
---------------------------------------------------------------------------------------------------------------------------------
  Total return (%)/(g)(h)/                                      3.46           5.52             7.00/(i)/  13.31   (7.05)   4.84
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental Data (%):
   Expenses/(j)/                                                1.23           0.84             0.79/(k)/   0.80    0.80    0.80
   Net investment income/(j)/                                   2.92           3.62/(f)/        4.10/(k)/   4.54    4.35    4.28
   Waiver/reimbursement                                         0.20           0.26             0.35/(k)/   0.21    0.14    0.16
  Portfolio turnover rate (%)                                     12             57               46/(i)/     23      43      56
  Net assets, end of period (000's) ($)                       25,149         25,836           24,051      24,503  31,999  37,658





(a) On October 13, 2003, the Liberty Pennsylvania Intermediate Municipal Bond Fund was renamed Columbia Pennsylvania Intermediate Municipal Bond Fund.


(b) On November 25, 2002, the Galaxy Pennsylvania Municipal Bond Fund, Trust shares were redesignated Liberty Pennsylvania Intermediate Municipal Bond Fund, Class Z shares.


(c) The Fund commenced operations on May 3, 1993 as a separate portfolio (the Predecessor Pillar Fund) of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Pillar Fund offered and sold two series of shares, Class I shares and Class A shares. In connection with the reorganization, shareholders of the Predecessor Pillar Fund exchanged their Class I shares and Class A shares for Trust shares of the Galaxy Pennsylvania Municipal Bond Fund. The financial highlights for periods prior to August 27, 2001 are those of Class I shares of the Predecessor Pillar Fund.


(d) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the year ended October 31, 2003, 2002, and the period ended October 31, 2001 was $0.28/(e)/, $0.35 and $0.34, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and $0.01%, respectively.


(g) Total return at net asset value assuming all distributions reinvested.


(h) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(i) Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


                                                                             ---

Financial Highlights




 Columbia Rhode Island Intermediate Municipal Bond Fund



                                                                                        Period ended
                                                           Year ended October 31,       October 31,
                                                      2003/(a)(b)/     2002      2001    2000/(c)/
                                                        Class Z       Class Z   Class Z   Class Z
                                                      -----------   -------     ------- ------------
 Net asset value --
 Beginning of p 1/4eriod ($)                             11.41       11.30       10.75      10.53
------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/                             0.39/(e)/   0.47/(f)/   0.49       0.18/(e)/
   Net realized and unrealized gain on investments        0.07        0.11/(f)/   0.55       0.22
------------------------------------------------------------------------------------------------------
  Total from Investment Operations                        0.46        0.58        1.04       0.40
------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                            (0.39)      (0.47)      (0.49)     (0.18)
------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                       11.48       11.41       11.30      10.75
------------------------------------------------------------------------------------------------------
  Total return (%)/(g)(h)/                                4.08        5.26        9.90       3.82/(i)/
------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental Data (%):
   Expenses/(j)/                                          0.79        0.72        0.67       0.71/(k)/
   Net investment income/(j)/                             3.41        4.17/(f)/   4.46       4.60/(k)/
   Waiver/reimbursement                                   0.20        0.20        0.26       0.33/(k)/
  Portfolio turnover rate (%)                               15          19          19         43
  Net assets, end of period (000's) ($)                 99,627      93,143      88,307     82,617





(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.


(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Trust shares were redesignated Liberty Rhode Island Intermediate Municipal Bond Fund, Class Z shares.


(c) The Galaxy Rhode Island Municipal Bond Fund began issuing Trust shares on June 19, 2000.


(d) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.37/(e)/,
    $0.45, $0.46 and $0.17/(e)/, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.


(g) Total return at net asset value assuming all distributions reinvested.


(h) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(i) Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


---

================================================================================

                                                                            ---

                                                                             41


Notes
-------------------------------------------------------------------------------

================================================================================

---

42


Notes

Notes


================================================================================

                                                                            ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about a Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on a Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about a Fund by writing or calling the Fund's distributor at:


Columbia Funds Distributor, Inc.

One Financial Center
Boston, MA 02111-2621
1-800-426-3750

www.columbiafunds.com



Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.



You can review and copy information about a Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust V (formerly named Liberty Funds Trust V): 811-5030



..  Columbia Connecticut Intermediate Municipal Bond Fund (formerly named
   Liberty Connecticut Intermediate Municipal Bond Fund)


..  Columbia Florida Intermediate Municipal Bond Fund (formerly named Liberty
   Florida Municipal Bond Fund)


..  Columbia Massachusetts Intermediate Municipal Bond Fund (formerly named
   Liberty Massachusetts Intermediate Municipal Bond Fund)


..  Columbia New Jersey Intermediate Municipal Bond Fund (formerly named Liberty
   New Jersey Intermediate Municipal Bond Fund)


..  Columbia New York Intermediate Municipal Bond Fund (formerly named Liberty
   New York Intermediate Municipal Bond Fund)


..  Columbia Pennsylvania Intermediate Municipal Bond Fund (formerly named
   Liberty Pennsylvania Intermediate Municipal Bond Fund)


..  Columbia Rhode Island Intermediate Municipal Bond Fund (formerly named
   Liberty Rhode Island Intermediate Municipal Bond Fund)


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2004 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com




                                                                 G-01/194R-0204

Columbia Intermediate Tax-Exempt Bond
Fund                                    Prospectus, March 1, 2004
-----------------------------------------------------------------


Class A, B and C Shares


Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Performance History.....................  5
Your Expenses...........................  7

YOUR ACCOUNT                              9
--------------------------------------------
How to Buy Shares.......................  9
Sales Charges........................... 10
How to Exchange Shares.................. 14
How to Sell Shares...................... 14
Fund Policy on Trading of Fund Shares... 15
Distribution and Service Fees........... 15
Other Information About Your Account.... 16

MANAGING THE FUND                        18
--------------------------------------------
Investment Advisor...................... 18
Portfolio Manager....................... 18

FINANCIAL HIGHLIGHTS                     19
--------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


[LOGO] Not FDIC   May Lose Value
       Insured    No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in a diversified portfolio of municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities and mutual funds that invest in municipal securities. The Fund may also invest up to 20% of its net assets in debt securities that pay interest that is not exempt from federal income tax, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may from time to time invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

                      -------------------------------------------------------

                        A derivative is an investment whose value is
                        based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.
                      -------------------------------------------------------

In selecting portfolio securities for the Fund, the Fund's investment advisor evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.


Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the advisor to be of comparable quality. The advisor expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the advisor to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund does not have to sell the security unless the advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any rated debt securities that are not rated investment grade by either S&P or Moody's (or determined by the advisor to be of investment grade quality) to the extent such securities exceed 5% of the Fund's net assets.


---

The Fund



The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years. The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.




Because the Fund may invest in special revenue obligations, including asset-backed securities and debt securities issued by private entities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.


                                                                             ---

The Fund






Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.



Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.


The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.




The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

---

The Fund



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



                        -------------------------------------------------------

                          UNDERSTANDING PERFORMANCE
                          Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

                          Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

                          The Fund's returns are compared to the Lehman Brothers Quality Intermediate Municipal Bond
                          Index (Lehman Intermediate Index), an unmanaged index that tracks the performance of municipal bonds. The Fund's returns are also compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index
                          (Lehman Blend Index), an unmanaged index that tracks the performance of municipal bonds. Unlike the
                          Fund, indices are not investments, do not incur
                          fees, expenses or taxes and are not professionally managed.
                        -------------------------------------------------------


                                                                             ---

The Fund



 Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -3.01%  14.34%   4.20%   9.10%   6.41%  -2.95%   10.19%  4.58%   7.99%   4.13%



                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.39%
                     Worst quarter: 1st quarter 1994, -4.21%





(1) The calendar year total returns shown for Class A shares include the returns of Retail A Shares of the Galaxy Intermediate Tax-Exempt Bond Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A shares were initially offered by the Fund. Retail A Share returns include returns for BKB Shares of the Galaxy Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares, and returns of shares of the Boston 1784 Tax-Exempt Medium-Term Income Fund, the predecessor to the Galaxy Fund (the Boston 1784 Fund), for periods prior to the inception of BKB Shares (June 26, 2000). Class A shares generally would have had substantially similar annual returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares, BKB Shares and shares of the Boston 1784 Fund.


---

The Fund


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                               1 Year  5 Years   10 Years
Class A (%)
  Return Before Taxes                                          -0.78   3.68/(1)/   4.85/(1)/
  Return After Taxes on Distributions                          -0.79   3.64/(1)/   4.72/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   0.73   3.67/(1)/   4.71/(1)/
--------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                          -1.53   3.98/(1)/   5.18/(1)/
  Return After Taxes on Distributions                          -1.54   3.93/(1)/   5.05/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   0.08   3.90/(1)/   4.99/(1)/
--------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                           2.92   4.42/(1)/   5.23/(1)/
  Return After Taxes on Distributions                           2.91   4.38/(1)/   5.10/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   3.13   4.29/(1)/   5.04/(1)/
--------------------------------------------------------------------------------------------
Lehman Intermediate Index (%)                                   4.64   5.61        5.60/(2)/
--------------------------------------------------------------------------------------------
Lehman Blend Index (%)                                          5.11   5.83        5.92/(2)/


(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of Retail A Shares of the Galaxy Fund (for Class A) and Retail B Shares of the Galaxy Fund (for Class B and Class C) for periods prior to November 25, 2002. The returns shown for Retail B Shares also include the returns of Retail A Shares for periods prior to the inception of Retail B Shares (March 1, 2001). The returns for Retail A Shares include the returns of BKB Shares of the Galaxy Fund for periods prior to June 26, 2001, and the returns of shares of the 1784 Connecticut Fund (whose shares were initially offered on June 14, 1993) for periods prior to the inception of BKB Shares (June 26, 2000). The returns have not been restated to reflect any differences in expenses between any of the predecessor shares and the newer classes of shares. Class A, B and C shares were initially offered on November 25, 2002.


(2) Performance information is from July 31, 1993.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


                        -------------------------------------------------------

                          UNDERSTANDING EXPENSES
                          Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

                          Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

                          Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
                          .  $10,000 initial investment
                          .  5% total return for each year
                          .  Fund operating expenses remain the same
                          .  Reinvestment of all dividends and distributions
                          . Class B shares convert to Class A shares after eight years
                        -------------------------------------------------------


                                                                             ---

The Fund




 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A    Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 4.75        0.00    0.00
-------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   1.00/(2)/   5.00    1.00
-------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/     /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                Class A Class B  Class C
      Management fee/(1)(2)/ (%)                 0.61    0.61    0.61
      --------------------------------------------------------------------
      Distribution and service (12b-1) fees (%)  0.20    0.85    0.85/(3)/
      --------------------------------------------------------------------
      Other expenses/(2)/ (%)                    0.10    0.10    0.10
      --------------------------------------------------------------------
      Total annual fund operating expenses (%)   0.91    1.56    1.56/(3)/




(1) The Fund pays a management fee of 0.54% and an administration fee of 0.07%.




(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. If this were reflected in the table, the 12b-1 fees for Class C shares would be 0.40% and the total annual fund operating expenses would be 1.11%. This arrangement may be modified or terminated at any time.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A:                           $563   $751   $  955   $1,541
       -----------------------------------------------------------------
       Class B: did not sell your shares  $159   $493   $  850   $1,682
                sold all your shares at
                the end of the period     $659   $793   $1,050   $1,682
       -----------------------------------------------------------------
       Class C: did not sell your shares  $159   $493   $  850   $1,856
                sold all your shares at
                the end of the period     $259   $493   $  850   $1,856


---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Investment.......................................... $1,000
      Subsequent Investments......................................    $50
      Automatic Investment Plan*..................................    $50
      Retirement Plan*............................................    $25
      * The initial investment minimum of $1,000 is waived on these plans.
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------

 Outlined below are the various options for buying shares:


Method              Instructions
Through your        Your financial advisor can help you establish your account
financial advisor   and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must
                    receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m.
                    Eastern time. Your financial advisor may charge you fees
                    for executing the purchase for you.
--------------------------------------------------------------------------------
By check            For new accounts send a completed application and check
(new account)       made payable to the Fund to the transfer agent, Columbia
                    Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By check            For existing accounts fill out and return the additional
(existing account)  investment stub included in your account statement, or send a letter of instruction including your Fund name and
                    account number with a check made payable to the Fund to
                    Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                    02266-8081.
--------------------------------------------------------------------------------
By exchange         You or your financial advisor may acquire shares of the
                    Fund for your account by exchanging shares you own in a
                    different fund distributed by Columbia Funds Distributor,
                    Inc. for shares of the same class of the Fund at no
                    additional cost. There may be an additional charge if
                    exchanging from a money market fund. To exchange by
                    telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire             You may purchase shares of the Fund by wiring money from
                    your bank account to your Fund account. To wire funds to
                    your Fund account, call 1-800-422-3737 for wiring
                    instructions.
--------------------------------------------------------------------------------
By electronic funds You may purchase shares of the Fund by electronically
transfer            transferring money from your bank account to your Fund
                    account by calling 1-800-422-3737. An electronic funds
                    transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                    prior to your telephone request. Be sure to complete the
                    appropriate section of the application.
--------------------------------------------------------------------------------
Automatic           You may make monthly or quarterly investments automatically
investment plan     from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                    transfer. Be sure to complete the appropriate section of
                    the application for this feature.
--------------------------------------------------------------------------------
Automated dollar    You may purchase shares for your account by exchanging $100
cost averaging      or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a
                    current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund
                    balance is sufficient to complete the transfers. You may
                    terminate your program or change the amount of the exchange
                    (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account
                    application for this feature.
--------------------------------------------------------------------------------
By dividend         You may automatically invest dividends distributed by
diversification     another fund into the same class of shares of the Fund at
                    no additional sales charge. To invest your dividends in the
                    Fund, call 1-800-345-6611.


                                                                             ---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund.
These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.


                      -------------------------------------------------------

                        CHOOSING A SHARE CLASS
                        The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing
                        and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.
                        The Fund also offers three additional classes of shares, Class T, G and Z shares, exclusively to certain institutional and other investors. Class T, G and Z shares are made available through separate prospectuses provided to eligible institutional and other investors.
                      -------------------------------------------------------



Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


 Class A Sales Charges


                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   4.75       4.99        4.25
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        4.00
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        3.00
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00


---

Your Account




Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.


       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
         shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling
         shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
       ------------------------------------------------------------------



Reduced Sales Charges for Larger Investments You may pay a lower sales charge when purchasing Class A shares through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your current purchase will receive the lower sales charge; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable


                                                                             ---

Your Account



sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.


Class B shares Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             5.00
                 ---------------------------------------------
                     Through second year            4.00
                 ---------------------------------------------
                     Through third year             3.00
                 ---------------------------------------------
                     Through fourth year            3.00
                 ---------------------------------------------
                     Through fifth year             2.00
                 ---------------------------------------------
                     Through sixth year             1.00
                 ---------------------------------------------
                     Longer than six years          0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders.


Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              3.00
                 ---------------------------------------------
                    Through second year             2.00
                 ---------------------------------------------
                    Through third year              1.00
                 ---------------------------------------------
                    Longer than three years         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

---

Your Account



Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                      Through first year            3.00
                 ---------------------------------------------
                      Through second year           2.00
                 ---------------------------------------------
                      Through third year            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the nonparticipating financial advisor.



Class C shares Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


 Class C Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             1.00
                 ---------------------------------------------
                     Longer than one year           0.00

                                                                             ---

Your Account



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and

Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund is not intended for short-term or frequent trading in its shares. Short-term or excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund and any other funds distributed by Columbia Funds Distributor, Inc. reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. See the section "How to Exchange Shares."


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.20% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.65% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that the distribution and service fees will not exceed 0.40% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.


                                                                             ---

Your Account



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.


When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.



Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.



Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.


Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------



Distribution Options The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the day the shares


---

Your Account



are purchased. Shares stop earning dividends at the close of business on the day before redemption. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution and all subsequent distributions will be reinvested in additional shares of the Fund.

Tax Consequences For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.



No significant part of Fund distributions is expected to be derived from qualified dividend income.


                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------



Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. (Fleet Advisors), merged into Columbia Management (which previously had been known as Columbia Management Company). Before April 1, 2003, Fleet Advisors was the investment advisor to the Fund. As a result of the merger, Columbia Management is now the investment advisor to the Fund.



For the 2003 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.54% of average daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Columbia Management's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.


---

Financial Highlights
-------------------------------------------------------------------------------




The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal period since inception, which runs from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report along, with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


 The Fund


                                                            Period ended
                                                          October 31, 2003
                                                          Class A/(a)(b)/
                                                          ----------------
      Net asset value --
      Beginning of period ($)                                   10.54
     ---------------------------------------------------------------------
      Income from Investment Operations ($):
        Net investment income/(c)(d)/                            0.36
        Net realized and unrealized gain on investments          0.11
     ---------------------------------------------------------------------
       Total from Investment Operations                          0.47
     ---------------------------------------------------------------------
      Less Distributions Declared to Shareholders ($):
        From net investment income                              (0.36)
     ---------------------------------------------------------------------
      Net asset value --
      End of period ($)                                         10.65
     ---------------------------------------------------------------------
       Total return (%)/(e)(f)(g)/                               4.46
     ---------------------------------------------------------------------
      Ratios to Average Net Assets/
      Supplemental Data (%):
        Expenses/(h)(i)/                                         0.93
        Net investment income/(h)(i)/                            3.61
        Waiver/reimbursement/(i)/                                0.26
       Portfolio turnover rate (%)                                  9
       Net assets, end of period (000's) ($)                   21,484





(a) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.


(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(f) Had the Fund's investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


                                                                             ---

Financial Highlights




 The Fund



                                                             Period ended
                                                           October 31, 2003
                                                           Class B/(a)(b)/
                                                           ----------------
      Net asset value --
      Beginning of period ($)                                   10.54
     ----------------------------------------------------------------------
      Income from Investment Operations ($):
        Net investment income/(c)(d)/                            0.29
        Net realized and unrealized gain on investments          0.11
     ----------------------------------------------------------------------
       Total from Investment Operations                          0.40
     ----------------------------------------------------------------------
      Less Distributions Declared to Shareholders ($):
        From net investment income                              (0.29)
     ----------------------------------------------------------------------
      Net asset value --
      End of period ($)                                         10.65
     ----------------------------------------------------------------------
       Total return (%)/(e)(f)(g)/                               3.85
     ----------------------------------------------------------------------
      Ratios to Average Net Assets/Supplemental Data (%):
        Expenses/(h)(i)/                                         1.56
        Net investment income/(h)(i)/                            2.99
        Waiver/reimbursement/(i)/                                0.39
       Portfolio turnover rate (%)                                  9
       Net assets, end of period (000's) ($)                    3,024



(a) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.


(b) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.27.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(f) Had the Fund's investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


---

Financial Highlights




 The Fund



                                                             Period ended
                                                           October 31, 2003
                                                           Class C/(a)(b)/
                                                           ----------------
      Net asset value --
      Beginning of period ($)                                   10.54
     ----------------------------------------------------------------------
      Income from Investment Operations ($):
        Net investment income/(c)(d)/                            0.34
        Net realized and unrealized gain on investments          0.11
     ----------------------------------------------------------------------
       Total from Investment Operations                          0.45
     ----------------------------------------------------------------------
      Less Distributions Declared to Shareholders ($):
        From net investment income                              (0.34)
     ----------------------------------------------------------------------
      Net asset value --
      End of period ($)                                         10.65
     ----------------------------------------------------------------------
       Total return (%)/(e)(f)(g)/                               4.27
     ----------------------------------------------------------------------
      Ratios to Average Net Assets/Supplemental Data (%):
        Expenses/(h)(i)/                                         1.12
        Net investment income/(h)(i)/                            3.41
        Waiver/reimbursement/(i)/                                0.82
       Portfolio turnover rate (%)                                  9
       Net assets, end of period (000's) ($)                    1,520



(a) On October 13, 2003 the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax Exempt Bond Fund.


(b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.


(c) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.27.


(d) Per share data was calculated using average shares outstanding during the period.


(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(f) Had the Fund's investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) Not annualized.


(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(i) Annualized.


                                                                             ---

Notes
-------------------------------------------------------------------------------

================================================================================

---

Notes


================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


Columbia Funds Distributor, Inc.

One Financial Center
Boston, MA 02111-2621
1-800-426-3750

www.columbiafunds.com



Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.



You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust V (formerly named Liberty Funds Trust V): 811-5030



..  Columbia Intermediate Tax-Exempt Bond Fund


  (formerly named Liberty Intermediate Tax-Exempt Bond Fund)


--------------------------------------------------------------------------------


[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2004 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com


                                                               710-01/161R-0204

      Columbia Intermediate Tax-Exempt Bond Fund Prospectus, March 1, 2004
      --------------------------------------------------------------------


Class T and G Shares


Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND................................  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Performance History.....................  5
Your Expenses...........................  7

YOUR ACCOUNT                              9
--------------------------------------------
How to Buy Shares.......................  9
Sales Charges........................... 10
How to Exchange Shares.................. 12
How to Sell Shares...................... 12
Fund Policy on Trading of Fund Shares... 13
Distribution and Service Fees........... 13
Other Information About Your Account.... 14

MANAGING THE FUND....................... 16
--------------------------------------------
Investment Advisor...................... 16
Portfolio Manager....................... 16

FINANCIAL HIGHLIGHTS.................... 17
--------------------------------------------

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in a diversified portfolio of municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities and mutual funds that invest in municipal securities. The Fund may also invest up to 20% of its net assets in debt securities that pay interest that is not exempt from federal income tax, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may from time to time invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

                     ---------------------------------------------------------
                       A derivative is an investment whose value is
                       based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.
                     ---------------------------------------------------------

In selecting portfolio securities for the Fund, the Fund's investment advisor evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the advisor to be of comparable quality. The advisor expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the advisor to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund does not have to sell the security unless the advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any rated debt securities that are not rated investment grade by either S&P or Moody's (or determined by the advisor to be of investment grade quality) to the extent such securities exceed 5% of the Fund's net assets.

---

The Fund



The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years. The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Fund may invest in special revenue obligations, including asset-backed securities and debt securities issued by private entities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.







Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid


                                                                             ---

The Fund



earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.



Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.


The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.




The Fund may enter into a number of derivative strategies, including those that employ futures, options and to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

---

The Fund



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



                     ---------------------------------------------------------

                     UNDERSTANDING PERFORMANCE
                     Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

                     Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both
                     Fund expenses and current sales charges.

                     The Fund's returns are compared to Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Intermediate Index), an unmanaged index that tracks the performance of municipal bonds. The Fund's returns are also compared to the Lehman Brothers 3-15 Year
                     Blend Municipal Bond Index (Lehman Blend Index), an unmanaged index that tracks the performance of municipal bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
                     ---------------------------------------------------------


                                                                             ---

The Fund


 Calendar Year Total Returns (Class T)/(1)/


                                    [CHART]

 1994    1995   1996   1997   1998    1999    2000   2001   2002   2003
------  ------  -----  -----  -----  ------  ------  -----  -----  -----
-3.01%  14.34%  4.20%  9.10%  6.41%  -2.95%  10.19%  4.58%  8.02%  4.16%




                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.39%
                     Worst quarter: 1st quarter 1994, -4.21%




(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Intermediate Tax-Exempt Bond Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class T shares were initially offered by the Fund. Retail A Share returns include returns for BKB Shares of the Galaxy Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares, and returns of shares of the Boston 1784 Tax-Exempt Medium-Term Income Fund, the predecessor to the Galaxy Fund (the Boston 1784 Fund), for periods prior to the inception of BKB Shares (June 26, 2000).


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                               1 Year  5 Years   10 Years
Class T (%)
  Return Before Taxes                                          -0.75   3.70/(1)/   4.86/(1)/
  Return After Taxes on Distributions                          -0.76   3.65/(1)/   4.73/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   0.76   3.68/(1)/   4.71/(1)/
--------------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes                                          -1.59   3.82/(1)/   5.19/(1)/
  Return After Taxes on Distributions                          -1.61   3.77/(1)/   5.06/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   0.01   3.76/(1)/   4.99/(1)/
--------------------------------------------------------------------------------------------
Lehman Intermediate Index (%)                                   4.64   5.61        5.60/(2)/
--------------------------------------------------------------------------------------------
Lehman Blend Index (%)                                          5.11   5.83        5.92/(2)/




(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares for periods prior to the inception of Retail B Shares of the Galaxy Fund (March 1, 2001). Class G shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares. Retail A Share returns include returns for BKB Shares of the Galaxy Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares, and returns of shares of the Boston 1784 Fund (whose shares were initially offered on June 14, 1993) for periods prior to the inception of BKB Shares (June 26, 2000).


(2) Performance information is from July 31, 1993.


---

The Fund



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class G shares convert to Class T shares after eight years
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class T   Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
----------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                             ---

The Fund



 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                   Class T    Class G
        Management fee/(1)(2)/ (%)                 0.61       0.61
        ---------------------------------------------------------------
        Distribution and service (12b-1) fees (%)  0.00       0.80/(3)/
        ---------------------------------------------------------------
        Other expenses/(2)/ (%)                    0.25/(4)/  0.10
        ---------------------------------------------------------------
        Total annual fund operating expenses (%)   0.86       1.51


(1) The Fund pays a management fee of 0.54% and an administration fee of 0.07%.




(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and the transfer agency fees for the Fund effective November 1, 2003.


(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.




(4) The Fund may pay shareholder service fees (which are included in other expenses) of up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class T                            $559   $736   $  929   $1,485
       -----------------------------------------------------------------
       Class G: did not sell your shares  $154   $477   $  824   $1,626
                sold all your shares at
                the end of the period     $654   $877   $1,124   $1,626


---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Investment.......................................... $1,000
      Subsequent Investments......................................    $50
      Automatic Investment Plan*..................................    $50
      Retirement Plan*............................................    $25
      * The initial investment minimum of $1,000 is waived on these plans.
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------

 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must
                   receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing the purchase for you.
-------------------------------------------------------------------------------
By check           For existing accounts fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G
                   shares you own in a different fund distributed by Columbia
                   Funds Distributor, Inc. for shares of the same class of the
                   Fund at no additional cost. There may be an additional
                   charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares for your account by exchanging $100
cost averaging     or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a
                   current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund
                   balance is sufficient to complete the transfers. You may
                   terminate your program or change the amount of the exchange
                   (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account
                   application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.


                                                                             ---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund.
These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.


Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


 Class T Sales Charges


                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   4.75       4.99        4.25
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00



Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

---

Your Account




       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class T and G shares are subject to a
         CDSC, a sales charge applied at the time you sell your
         shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling
         shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
       ------------------------------------------------------------------



Reduced Sales Charges for Larger Investments You may pay a lower sales charge when purchasing Class T shares through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your current purchase will receive the lower sales charge; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.



Class G shares Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.


 Class G Sales Charges


                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              5.00
                 ---------------------------------------------
                    Through second year             4.00
                 ---------------------------------------------
                    Through third year              4.00
                 ---------------------------------------------
                    Through fourth year             4.00
                 ---------------------------------------------
                    Through fifth year              3.00
                 ---------------------------------------------
                    Through sixth year              2.00
                 ---------------------------------------------
                    Through seventh year            1.00
                 ---------------------------------------------
                    Longer than seven years         0.00


Commission to financial advisors is 4.00%.

Class G shares will automatically convert to Class T shares eight years after purchase.

                                                                             ---

Your Account


Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (or
                   Class A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by
                   telephone, call 1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund is not intended for short-term or frequent trading in its shares. Short-term or excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund and any other funds distributed by Columbia Funds Distributor, Inc. reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. See the section "How to Exchange Shares."


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual service fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.80% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.15% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees

                                                                             ---

Your Account



will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" or the Statement of Additional Information for the conversion schedule applicable to Class G shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.


When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.



Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


                       ---------------------------------------------------------

                         UNDERSTANDING FUND DISTRIBUTIONS
                         The Fund may earn income from the securities it
                         holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
                       ---------------------------------------------------------


---

Your Account



Distribution Options The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the day the shares are purchased. Shares stop earning dividends at the close of business on the day before redemption. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.



No significant part of Fund distributions is expected to be derived from qualified dividend income.



                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------



Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. (Fleet Advisors), merged into Columbia Management (which previously had been known as Columbia Management Company). Before April 1, 2003, Fleet Advisors was the investment advisor to the Fund. As a result of the merger, Columbia Management is now the investment advisor to the Fund.



For the 2003 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.54% of average daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Columbia Management's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.


---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from November 1 to October 31, unless otherwise indicated. Information for Class T shares and Class G shares prior to November 25, 2002, the date of reorganization, is for Retail A shares and Retail B shares, respectively, of the Galaxy Intermediate Tax-Exempt Bond Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (or lost) on an investment (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the years ended October 31, 2003, 2002 and 2001, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended October 31, 2000 has been derived from the financial statements which have been audited by other independent accountants, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


 The Fund


                                                                                           Period ended
                                                             Year ended October 31,        October 31,
                                                      2003/(a)(b)/      2002        2001    2000/(c)/
                                                        Class T        Class T     Class T   Class T
                                                      -----------   -------        ------- ------------
 Net asset value --
 Beginning of period ($)                                 10.61       10.50          10.01      9.82
--------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/                             0.38/(e)/   0.36/(e)(f)/   0.40      0.15/(e)/
   Net realized and unrealized gain on investments        0.04        0.11/(f)/      0.49      0.19
--------------------------------------------------------------------------------------------------------
  Total from Investment Operations                        0.42        0.47           0.89      0.34
--------------------------------------------------------------------------------------------------------
 Less Distributions Declared to Shareholders ($):
   From net investment income                            (0.38)      (0.36)         (0.40)    (0.15)
--------------------------------------------------------------------------------------------------------
 Net asset value -- End of period ($)                    10.65       10.61          10.50     10.01
--------------------------------------------------------------------------------------------------------
  Total return (%)/(g)(h)/                                4.05        4.59           9.02      3.24/(i)/
--------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental Data (%):
   Expenses (%)/(j)/                                      0.89        0.86           0.91      0.94/(k)/
   Net investment income (%)/(j)/                         3.66        3.47/(f)/      3.89      4.21/(k)/
   Waiver/reimbursement                                   0.21        0.20           0.18      0.75/(k)/
  Portfolio turnover rate (%)                                9          60             88        38/(i)/
  Net assets, end of period (000's) ($)                 24,307      11,947         13,746         1





(a) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.


(b) On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Retail A shares were redesignated Liberty Intermediate Tax-Exempt Bond Fund, Class T shares.


(c) The Galaxy Intermediate Tax-Exempt Bond Fund began issuing Retail A shares on June 26, 2000.


(d) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.36/(e)/,
    $0.34/(e)/, $0.38 and $0.13/(e)/, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.


(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(h) Had the Fund's investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(i) Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


                                                                             ---

Financial Highlights



 The Fund


                                                                                   Period ended
                                                         Year ended October 31,    October 31,
                                                      2003/(a)(b)/      2002        2001/(c)/
                                                        Class G        Class G       Class G
                                                      -----------   -------        ------------
 Net asset value --
 Beginning of period ($)                                 10.61       10.50            10.26
------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/                             0.32/(e)/   0.30/(e)(f)/     0.22
   Net realized and unrealized gain                       0.04        0.09/(f)/        0.23
------------------------------------------------------------------------------------------------
  Total from Investment Operations                        0.36        0.39             0.45
------------------------------------------------------------------------------------------------
 Less Distributions Declared to Shareholders ($):
   From net investment income                            (0.32)      (0.28)           (0.21)
------------------------------------------------------------------------------------------------
 Net asset value -- End of period ($)                    10.65       10.61            10.50
------------------------------------------------------------------------------------------------
  Total return (%)/(g)(h)/                                3.37        3.77             4.41/(i)/
------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental Data (%):
   Expenses/(j)/                                          1.55        1.53             1.66/(k)/
   Net investment income/(j)/                             3.02        2.80/(f)/        3.12/(k)/
   Waiver/reimbursement                                   0.21        0.29             1.27/(k)/
  Portfolio turnover rate (%)                                9          60               88
  Net assets, end of period (000's) ($)                  1,992         227                6





(a) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.


(b) On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Retail B shares were redesignated Liberty Intermediate Tax-Exempt Bond Fund, Class G shares.


(c) The Galaxy Intermediate Tax-Exempt Bond Fund began issuing Retail B shares on March 1, 2001.


(d) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.30/(e)/,
    $0.27/(e)/ and $0.13, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.


(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


(h) Had the Fund's investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(i) Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


---

Notes
-------------------------------------------------------------------------------

================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


Columbia Funds Distributor, Inc.

One Financial Center
Boston, MA 02111-2621
1-800-426-3750

www.columbiafunds.com



Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.



You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust V (formerly named Liberty Funds Trust V): 811-5030



..  Columbia Intermediate Tax-Exempt Bond Fund (formerly named Liberty
   Intermediate Tax-Exempt Bond Fund)


--------------------------------------------------------------------------------


[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2004 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com





                                                               710-01/176R-0204

      Columbia Intermediate Tax-Exempt Bond Fund Prospectus, March 1, 2004
      --------------------------------------------------------------------


Class Z Shares


Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Performance History.....................  5
Your Expenses...........................  6

YOUR ACCOUNT                              8
--------------------------------------------
How to Buy Shares.......................  8
Eligible Investors......................  8
Sales Charges........................... 10
How to Exchange Shares.................. 10
How to Sell Shares...................... 10
Fund Policy on Trading of Fund Shares... 11
Other Information About Your Account.... 11

MANAGING THE FUND                        14
--------------------------------------------
Investment Advisor...................... 14
Portfolio Manager....................... 14

FINANCIAL HIGHLIGHTS                     15
--------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in a diversified portfolio of municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities and mutual funds that invest in municipal securities. The Fund may also invest up to 20% of its net assets in debt securities that pay interest that is not exempt from federal income tax, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may from time to time invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

                     -------------------------------------------------------

                       A derivative is an investment whose value is
                       based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.
                     -------------------------------------------------------

In selecting portfolio securities for the Fund, the Fund's investment advisor evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the advisor to be of comparable quality. The advisor expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the advisor to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund does not have to sell the security unless the advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any rated debt securities that are not rated investment grade by either S&P or Moody's (or determined by the advisor to be of investment grade quality) to the extent such securities exceed 5% of the Fund's net assets.

---

The Fund



The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years. The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional liability.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Fund may invest in special revenue obligations, including asset-backed securities and debt securities issued by private entities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.





Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid


                                                                             ---

The Fund



earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.



Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.


The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.




The Fund may enter into a number of derivative strategies, including those that employ futures, options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

---

The Fund



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



                        -------------------------------------------------------

                        UNDERSTANDING PERFORMANCE
                        Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

                        Average Annual Total Returns are a measure of
                        the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The Fund's returns are compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (Lehman Intermediate Index), an unmanaged index that tracks the performance of municipal bonds. The Fund's returns are also compared to Lehman Brothers 3-15 year Blend Municipal Bond Index (Lehman Blend Index), an unmanaged index that tracks the performance of municipal bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
                        -------------------------------------------------------


 Calendar Year Total Returns (Class Z)/(1)/


                                    [CHART]

 1994    1995   1996   1997   1998    1999    2000   2001   2002   2003
------  ------  -----  -----  -----  ------  ------  -----  -----  -----
-3.01%  14.34%  4.20%  9.10%  6.41%  -2.95%  10.50%  4.75%  8.11%  4.38%





                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.39%
                     Worst quarter: 1st quarter 1994, -4.21%



(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of shares of the Boston 1784 Tax-Exempt Medium-Term Income Fund, the predecessor to the Galaxy Fund (the Boston 1784 Fund), for periods prior to the inception of the Trust Shares (June 26, 2000).

                                                                             ---

The Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2003



                                                               1 Year  5 Years   10 Years
Class Z (%)
  Return Before Taxes                                           4.38   4.86/(1)/   5.45/(1)/
  Return After Taxes on Distributions                           4.37   4.81/(1)/   5.32/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   4.24   4.72/(1)/   5.26/(1)/
--------------------------------------------------------------------------------------------
Lehman Intermediate Index (%)                                   4.64   5.61        5.60/(2)/
--------------------------------------------------------------------------------------------
Lehman Blend Index (%)                                          5.11   5.83        5.92/(2)/




(1) The average annual total returns shown include the returns of Trust Shares of the Galaxy Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of shares of the Boston 1784 Fund (whose shares were initially offered on June 14, 1993) for periods prior to the inception of the Trust Shares (June 26,
    2000).


(2) Performance information is from July 31, 1993.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


                        -------------------------------------------------------

                          UNDERSTANDING EXPENSES
                          Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

                          Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
                          .  $10,000 initial
                             investment
                          .  5% total return for each
                             year
                          .  Fund operating expenses
                             remain the same
                          .  Reinvestment of all
                             dividends and
                             distributions
                        -------------------------------------------------------


---

The Fund




 Shareholder Fees/(1) /(paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                               0.00
  ----------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price) 0.00
  ----------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                 Management fee/(1)(2)/ (%)                0.61
                 ----------------------------------------------
                 Distribution and service (12b-1) fees (%) 0.00
                 ----------------------------------------------
                 Other expenses/(2)/ (%)                   0.10
                 ----------------------------------------------
                 Total annual fund operating expenses (%)  0.71


(1) The Fund pays a management fee of 0.54% and an administration fee of 0.07%.




(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


                        1 Year 3 Years 5 Years 10 Years
                         $73    $227    $395     $883


                                                                             ---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must
                   receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund and mailed to Columbia Funds
                   Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if
                   exchanging from a money market fund. To exchange by
                   telephone, call 1-800-422-3737. Please see "How to Exchange
                   Shares" for more information.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares for your account by exchanging $100
cost averaging     or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a
                   current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund
                   balance is sufficient to complete the transfers. You may
                   terminate your program or change the amount of the exchange
                   (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account
                   application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

.. Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;


---

Your Account



.. Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and


..  Any employee (or family member of an employee) of FleetBoston Financial
   Corporation or its subsidiaries.


$100,000 minimum initial investment

.. Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and


.. Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.


No minimum initial investment

.. Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);


.. A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;


.. Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and


.. Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.



The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


                                                                             ---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Fund offers one class of shares in this prospectus --
         Class Z.

         The Fund also offers five additional classes of shares --
         Class A, B, C, T and G shares are available through
         separate prospectuses. Each share class has its own sales
         charge and expense structure. Determining which share class is best for you depends on the dollar amount you are
         investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other
         classes.
       ------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into Class Z shares or Class A shares of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by
                   telephone, call 1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is $
                   100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign
                   the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another
                   eligible guarantor that participates in the Medallion
                   Signature Guarantee Program for amounts over $100,000 or
                   for alternate payee or mailing instructions. Additional
                   documentation is required for sales by corporations,
                   agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and
                   capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund is not intended for short-term or frequent trading in its shares. Short-term or excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund and any other funds distributed by Columbia Funds Distributor, Inc. reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. See the section "How to Exchange Shares."


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.


When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

                                                                             ---

Your Account



The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.



Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


Share Certificates Share certificates are not available for Class Z shares.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.




                        -------------------------------------------------------

                          UNDERSTANDING FUND DISTRIBUTIONS
                          The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
                        -------------------------------------------------------


Distribution Options The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the day the shares are purchased. Shares stop earning dividends at the close of business on the day before redemption. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

---

Your Account



 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.



No significant part of Fund distributions is expected to be derived from qualified dividend income.


                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------



Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. (Fleet Advisors), merged into Columbia Management (which previously had been known as Columbia Management Company). Before April 1, 2003, Fleet Advisors was the investment advisor to the Fund. As a result of the merger, Columbia Management is now the investment advisor to the Fund.



For the 2003 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.54% of average daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Columbia Management's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.


---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Information for Class Z shares prior to November 25, 2002, the date of reorganization, is for the former Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the years ended October 31, 2003, 2002, 2001, and the period ended October 31, 2000, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended May 31, 2000 and May 31, 1999 has been derived from the Fund's financial statements which have been audited by other independent accountants, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


 The Fund


                                                                                                    Period ended
                                                              Year ended October 31,                October 31,
                                                  2003/(a)(b)/           2002            2001           2000
                                                     Class Z            Class Z         Class Z     Class Z/(c)/
                                                 -----------       -------            -------      ------------
 Net asset value --
 Beginning of period ($)                             10.61           10.50              10.01           9.60
---------------------------------------------------------------------------------------------------------------------
 Income from Investment
 Operations ($):
   Net investment income                              0.40/(d)(e)/    0.38/(d)(e)(f)/    0.42/(d)/      0.18/(d)(e)/
   Net realized and unrealized gain (loss) on
    investments                                       0.05            0.11/(f)/          0.49           0.41
---------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                    0.45            0.49               0.91           0.59
---------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                        (0.40)          (0.38)             (0.42)         (0.18)
   From net realized capital gains                      --              --                 --             --
---------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders:      (0.40)          (0.38)             (0.42)         (0.18)
---------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   10.66           10.61              10.50          10.01
---------------------------------------------------------------------------------------------------------------------
  Total return (%)/(g)(h)/                            4.28            4.77               9.23           6.18/(i)/
---------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental
 Data (%):
   Expenses/(j)/                                      0.71            0.69               0.74           0.77/(k)/
   Net investment income/(j)/                         3.84            3.64/(f)/          4.06           4.38/(k)/
   Waiver/reimbursement                               0.21            0.20               0.15           0.14/(k)/
  Portfolio turnover rate (%)                            9              60                 88             38/(i)/
  Net assets, end of period (000's) ($)            515,479         258,982            252,076        261,938



                                                 Year ended May 31,
                                                  2000      1999
                                                 Class Z   Class Z
                                                 -------   -------
 Net asset value --
 Beginning of period ($)                           10.33     10.52
-------------------------------------------------------------------
 Income from Investment
 Operations ($):
   Net investment income                            0.44      0.45
   Net realized and unrealized gain (loss) on
    investments                                    (0.62)    (0.01)
-------------------------------------------------------------------
  Total from Investment Operations                 (0.18)     0.44
-------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                      (0.44)    (0.45)
   From net realized capital gains                 (0.11)    (0.18)
-------------------------------------------------------------------
  Total Distributions Declared to Shareholders:    (0.55)    (0.63)
-------------------------------------------------------------------
 Net asset value --
 End of period ($)                                  9.60     10.33
-------------------------------------------------------------------
  Total return (%)/(g)(h)/                         (1.70)     4.24
-------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental
 Data (%):
   Expenses/(j)/                                    0.80      0.80
   Net investment income/(j)/                       4.50      4.31
   Waiver/reimbursement                             0.31      0.31
  Portfolio turnover rate (%)                         48        69
  Net assets, end of period (000's) ($)          296,711   356,995





(a) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.


(b) On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Trust shares were redesignated Liberty Intermediate Tax-Exempt Bond Fund, Class Z shares.


(c) The Fund commenced operations on June 14, 1993 as a separate portfolio (the Predecessor Boston 1784 Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust shares and BKB shares of the Galaxy Intermediate Tax-Exempt Bond Fund (the Galaxy Fund). Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust shares of the Galaxy Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB shares of the Galaxy Fund. On June 26, 2001, BKB shares converted into Retail A shares.


(d) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.38/(e)/,
    $0.36/(e)/, $0.41 and $0.18/(e)/, respectively.


(e) Per share data was calculated using average shares outstanding during the period.


(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.


(g) Total return at net asset value assuming all distributions reinvested.


(h) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(i) Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


(k) Annualized.


                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


Columbia Funds Distributor, Inc.

One Financial Center
Boston, MA 02111-2621
1-800-426-3750

www.columbiafunds.com



Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.



You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust V (formerly named Liberty Funds Trust V): 811-5030



..  Columbia Intermediate Tax-Exempt Bond Fund (formerly named Liberty
   Intermediate Tax-Exempt Bond Fund)


--------------------------------------------------------------------------------


[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2004 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com


                                                               710-01/181R-0204

                       COLUMBIA CALIFORNIA TAX-EXEMPT FUND
                      COLUMBIA CONNECTICUT TAX-EXEMPT FUND
                     COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND
                        COLUMBIA NEW YORK TAX-EXEMPT FUND
                        Series of Columbia Funds Trust V

                       Statement of Additional Information

                                  March 1, 2004

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund (each a Fund and collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated March 1, 2004. This SAI should be read together with the Prospectus and each Fund's most recent Annual Report dated October 31, 2003. Investors may obtain a free copy of the Prospectus and Annual Reports from Columbia Funds Distributor, Inc. (CFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants/Auditors appearing in each Fund's October 31, 2003 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectus.


TABLE OF CONTENTS

     Part 1                                                                 Page

     Definitions                                                             b
     Organization and History                                                b
     Investment Goal and Policies of the Funds                               b
     Fundamental Investment Policies of the Funds                            c
     Other Investment Policies of the Funds                                  c
     California Tax Considerations                                           d
     Connecticut Tax Considerations                                          d
     Massachusetts Tax Considerations                                        d
     New York Tax Considerations                                             e
     Fund Charges and Expenses                                               e
     Custodian of the Funds                                                  s
     Independent Accountants/Auditors of the Funds                           s

     Part 2
     Miscellaneous Investment Practices                                      1
     Taxes                                                                  21
     Management of the Funds                                                26
     Determination of Net Asset Value                                       37
     How to Buy Shares                                                      38
     Special Purchase Programs/Investor Services                            40
     Programs for Reducing or Eliminating Sales Charges                     42
     How to Sell Shares                                                     45
     Distributions                                                          49
     How to Exchange Shares                                                 49
     Suspension of Redemptions                                              50
     Shareholder Liability                                                  50
     Shareholder Meetings                                                   50
     Appendix I                                                             51
     Appendix II                                                            56



CST-16/235R-0204


                                        a

                                     Part 1


                       COLUMBIA CALIFORNIA TAX-EXEMPT FUND
                      COLUMBIA CONNECTICUT TAX-EXEMPT FUND
                     COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND
                        COLUMBIA NEW YORK TAX-EXEMPT FUND

                       Statement of Additional Information

                                 March 1, 2004
DEFINITIONS
     "California Fund" or "Fund"      Columbia California Tax-Exempt Fund
                                      (formerly named Liberty California
                                      Tax-Exempt Fund)
     "Connecticut Fund" or "Fund"     Columbia Connecticut Tax-Exempt Fund
                                      (formerly named Liberty Connecticut
                                      Tax-Exempt Fund)
     "Massachusetts Fund" or "Fund"   Columbia Massachusetts Tax-Exempt Fund
                                      (formerly named Liberty Massachusetts
                                      Tax-Exempt Fund)
     "New York Fund" or "Fund"        Columbia New York Tax-Exempt Fund
                                      (formerly named New York Tax-Exempt Fund)
     "Trust"                          Columbia Funds Trust V (formerly named
                                      Liberty Columbia Funds Trust V)
     "Advisor"                        Columbia Management Advisors, Inc., the
                                      Funds' investment advisor
     "CFD"                            Columbia Funds Distributor, Inc.,
                                      (formerly named Liberty Funds Distributor,
                                      Inc.) the Funds' distributor
     "CFS"                            Columbia Funds Services, Inc., (formerly
                                      named Liberty Funds Services, Inc.) the
                                      Funds' shareholder services and transfer agent.


ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1986. Each Fund is an open-end, management investment company and is a non-diversified series of the Trust and represents the entire interest in a separate series of the Trust. The California Fund commenced investment operations on June 16, 1986; the Connecticut Fund commenced investment operations on November 1, 1991; the Massachusetts Fund commenced investment operations on April 10, 1987, and the New York Fund commenced investment operations on September 26, 1986.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.


Effective April 1, 1999, the Trust changed its name from Colonial Trust V to Liberty Funds Trust V. The Trust changed its name to its current name on October 13, 2003. Effective July 14, 2000, the Funds changed their names from Colonial California Tax-Exempt Fund, Colonial Connecticut Tax-Exempt Fund, Colonial Massachusetts Tax-Exempt Fund and Colonial New York Tax-Exempt Fund to Liberty California Tax-Exempt Fund, Liberty Connecticut Tax-Exempt Fund, Liberty Massachusetts Tax-Exempt Fund and Liberty New York Tax-Exempt Fund. The Funds changed their names to their current names on October 13, 2003.


INVESTMENT GOAL AND POLICIES OF THE FUNDS
The Prospectus describes each Fund's investment goal and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds:

     Short-Term Trading
     Lower-Rated Debt Securities
     Inverse Floaters
     Short Sales
     Forward Commitments ("When Issued" and "Delayed Delivery" Securities) Repurchase Agreements
     Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
     Options on Securities
     Participation Interests
     Stand-by Commitments
     Zero Coupon Securities (Zeros)

                                        b

     Step Coupon Bonds (Steps)
     Mortgage Dollar Rolls
     Mortgage-Backed Securities
     Asset-Backed Securities
     Pay-In-Kind (PIK) Securities

     Swap Agreements


Except as indicated below under "Fundamental Investment Policies of the Funds," the Funds' investment policies are not fundamental and the Trustees may change the investment policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may:
1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that each Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;
2. Only own real estate acquired as a result of owning securities and not more than 5% of total assets;
3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;
4. Not issue senior securities except as provided in paragraph 1 above to the extent permitted by the Act;
5. Underwrite securities issued by others only when disposing of portfolio securities;
6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements;
7.   Not concentrate more than 25% of its total assets in any one industry;
8. And will, under normal circumstances, invest at least 80% of its total assets in State Bonds, subject to applicable State requirements.

OTHER INVESTMENT POLICIES OF THE FUNDS

As non-fundamental investment policies, which may be changed without a shareholder vote, each Fund may not:

1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and
3.   Invest more than 15% of its net assets in illiquid assets.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, the issuer is the entity whose revenues support the security.

Notwithstanding the investment policies of the Funds, each Fund (other than the California Fund) may invest substantially all of its investable assets in another investment company that has substantially the same investment goal, policies and restrictions as each Fund.

CALIFORNIA TAX CONSIDERATIONS
It is the policy of the Fund to meet all applicable requirements of the Internal Revenue Code of 1986, as amended (the Code) and the California Revenue and Taxation Code for shareholders to be relieved of the obligation to pay regular federal income taxes and California personal income tax on amounts distributed to them which are derived from tax-exempt interest income. That is, the Fund will have at least 50% of its total assets invested in tax-exempt bonds and U.S. government obligations whose interest is excluded from income for California personal income tax purposes (California Tax-Exempt Bonds) at the end of each quarter.

California law provides that, to the extent distributions by the Fund are derived from interest on California Tax-Exempt Bonds and are designated as such, such distributions shall be exempt from California personal income taxes. For California personal income tax

                                        c
purposes, distributions derived from other investments and distributions from any net realized capital gains will be taxable, whether paid in cash or reinvested in additional shares.

Interest derived from California Tax-Exempt Bonds is not subject to the California alternative minimum tax and California personal income tax does not apply to any portion of Social Security or railroad retirement benefits. Under the Code, any portion of interest on indebtedness (including insurance policy loans) incurred or continued to purchase or carry shares of the Fund which is deemed to relate to tax-exempt dividends will not be deductible. For California personal income tax purposes none of such interest will be deductible. Depending on the circumstances, the Internal Revenue Service or California Franchise Tax Board may consider shares to have been purchased or carried with borrowed funds even though the shares are not directly traceable to the borrowed funds. Shareholders who are, within the meaning of Section 147 of the Code, "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisors as to whether the Fund is a desirable investment.

Corporations that are subject to either the California franchise tax or the California corporate income tax and that invest in the Fund will generally be taxed on distributions other than dividends derived from interest paid on California Tax-Exempt Bonds. Corporations that are subject to the California franchise tax will also be taxed on dividends derived from interest paid on California Tax-Exempt Bonds.

CONNECTICUT TAX CONSIDERATIONS
Distributions received by shareholders from the Fund that qualify as exempt-interest dividends for federal income tax purposes are exempt from the Connecticut personal income tax to the extent that they are derived from interest on obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district or similar public entity created under the laws of Connecticut (Connecticut Tax-Exempt Bonds) or from obligations the interest on which states are prohibited from taxing by federal law. Other distributions, whether received in cash or additional shares, are subject to the Connecticut personal income tax, except that, in the case of shares of the Fund held by shareholders as capital assets, those distributions that are treated as capital gain dividends for federal income tax purposes are not subject to the tax to the extent that they are derived from the sale or exchange of Connecticut Tax-Exempt Bonds. Distributions that are subject to the federal alternative minimum tax could cause liability for the net Connecticut minimum tax, with the exception of exempt-interest dividends that are exempt from the Connecticut personal income tax.

Distributions from investment income and capital gains, including dividends derived from interest paid on Connecticut Tax-Exempt Bonds, are included in gross income for purposes of the Connecticut corporation business tax. However, seventy percent of such distributions are deductible for purposes of this tax, provided that they are treated for federal income tax purposes as dividends but not as exempt-interest dividends or capital gain dividends, but no deduction is allowed for expenses related thereto.

Shares of the Fund are not subject to property taxation by Connecticut or its political subdivisions.

MASSACHUSETTS TAX CONSIDERATIONS
Distributions received by shareholders from the Fund are exempt from Massachusetts personal income tax to the extent that they are derived from interest on obligations of the Commonwealth of Massachusetts, its political subdivisions, or agencies or instrumentalities of the foregoing, or obligations of certain U.S. territories and possessions (including the Commonwealth of Puerto Rico, the United States Virgin Islands or Guam), and are designated as such. The Fund believes that gains it realizes on the sale of certain Tax-Exempt Bonds are exempt from Massachusetts's personal income taxation and will designate them as such when those gains are distributed to shareholders.

Distributions from investment income and capital gains, including dividends derived from interest paid on Tax-Exempt Bonds, may be subject to Massachusetts corporate excise tax.

The Massachusetts personal income tax statute formerly provided for graduated rates of tax (with some exceptions) on gains from the sale or exchange of capital assets held for more than one year based on the length of time the asset has been held. Massachusetts Department of Revenue regulations provided that the holding period of the mutual fund (rather than that of its shareholders) would be determinative for purposes of applying the revised statute to shareholders that receive capital gain distributions. However, the statute was amended in 2002 to provide for a single 5.3% rate on all long-term capital gains recognized in connection with transactions completed on or after May 1, 2002.

The foregoing is a general summary of the Massachusetts tax consequences of investing in the Fund. You should consult your tax advisor regarding specific questions as to federal, state or local taxes.

NEW YORK TAX CONSIDERATIONS
New York law provides that, to the extent distributions by a regulated investment company are derived from interest on debt obligations issued by the State of New York or its political subdivisions or certain other governmental entities (for example, the Commonwealth of

                                        d

Puerto Rico, the United States Virgin Islands or Guam), the interest on which was excludable from gross income for purposes of both federal income taxation and New York State and City personal income taxation (New York Tax-Exempt Bonds) and designated as such, such distributions shall be exempt from New York State and City personal income taxes. For New York State and City personal income tax purposes, distributions derived from investments other than New York Tax-Exempt Bonds and distributions from the excess of net short-term capital gains over net long-term capital losses will be taxable as ordinary income. For New York State and City personal income tax purposes, distributions of net long-term capital gains will be taxable at the same rates as ordinary income. The tax treatment of distributions you receive is the same whether they are paid in cash or reinvested in additional shares. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State and City personal income tax purposes. Distributions by the Fund from investment income and capital gains, including exempt-interest dividends, are included in a corporation's net investment income for purposes of calculating such corporation's New York State franchise taxes and the New York City General Corporation Tax if received by a corporation subject to those taxes, and will be subject to such taxes to the extent that a corporation's net investment income is allocated to New York State and/or New York City. Distributions by the Fund may be subject to state taxes in states other than New York and to local taxes in cities other than New York City, both for individual and corporate shareholders.

The foregoing is a summary of certain New York State and New York City income tax consequences of investing in the Fund. Shareholders should consult their tax advisor to determine the precise effect of an investment in the Fund on their particular tax situation.

FUND CHARGES AND EXPENSES

Effective November 1, 2003, the Board of Trustees approved a new management fee structure for the Funds, as follows: 0.50% of the first $1 billion of the combined average daily net assets of the Funds, plus 0.45% of the next $2 billion of the combined average daily net assets of the Funds, plus 0.40% of the combined average daily net assets of the Funds in excess of $3 billion. Prior to November 1, 2003, the Funds paid the Advisor a monthly fee based on the Funds' combined average daily net assets, determined at the close of each business day during the month at the following annual rates: 0.50% on the first $2 billion and 0.45% of any excess over $2 billion.

The Advisor is responsible for providing accounting and bookkeeping services to the Funds pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Corporation (formerly named State Street Bank and Trust Company) (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.


Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:


..    An annual flat fee of $10,000, paid monthly; and
In any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.


Each Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.


Effective November 1, 2003, each Fund pays a shareholders' servicing and transfer agency fee to CFS as follows:

     An annual open account fee of $34 per open account plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CFS.

Prior to November 1, 2003, each Fund paid a shareholders' servicing and transfer agency fee to CFS as follows:

..    An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus


                                        e

..    An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus
..    A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus
..    A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

..    The Fund's allocated share of CFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with-DST.



Recent Fees paid to the Advisor, CFD and CFS (dollars in thousands)

                                                         California Fund
                                   Nine months
                                      ended
                                   October 31,       Years ended January 31
                                     2003(a)       2003       2002       2001
                                   -----------   --------   --------   --------
Management fee (before reduction)  $     1,058   $  1,479   $  1,488   $  1,403
Pricing and bookkeeping fee                 78        141        114        108
Shareholder service and transfer           381        431        433        381
agent fee
12b-1 fees:
   Service fee (Class A)                   341        453        546        476
   Service fee (Class B)                    65         91
   Service fee (Class C)                    33         49
Distribution fee (Class B)                 235        342        425        566
   Distribution fee (Class C)              118        184        128         43
Fees waived by the CFD (Class C)           (47)       (74)       (51)       (17)

                                                        Connecticut Fund

                                   Nine months
                                      ended
                                   October 31,       Years ended January 31
                                     2003(a)       2003       2002       2001
                                   -----------   --------   --------   --------
Management fee (before reduction)  $       777   $    953   $    800   $    716
Bookkeeping fee                             61         95         66         60
Shareholder service and transfer           292        301        266        219
agent fee
12b-1 fees:
   Service fee (Class A)                   196        235        309        271
   Service fee (Class B)                   103        123
   Service fee (Class C)                    54         64
Distribution fee (Class B)                 336        441        439        525
   Distribution fee (Class C)              176        172         61         26
Fees waived or borne by the               (306)      (302)      (294)      (249)
Advisor
Fees waived by the CFD (Class C)           (71)       (69)       (24)       (10)


                                        f

                                                       Massachusetts Fund
                                   Nine months
                                      ended
                                   October 31,       Years ended January 31
                                     2003(a)       2003       2002       2001
                                   -----------   --------   --------   --------
Management fee (before reduction)  $       860   $  1,106   $  1,029   $    957
Bookkeeping fee                             64        109         82         76
Shareholder service and transfer           324        317        374        291
agent fee
12b-1 fees:
   Service fee (Class A)                   270        337        353        336
   Service fee (Class B)                    67         81
   Service fee (Class C)                    22         17
Distribution fee (Class B)                 242        308        316        349
   Distribution fee (Class C)               80         65         27         10
Fees waived or borne by the                  0          0       (103)       (62)
Advisor
Fees waived by the CFD (Class C)           (32)       (26)       (11)        (4)

                                                        New York Fund
                                   Nine months
                                      ended
                                   October 31,       Years ended January 31
                                     2003(a)       2003       2002       2001
                                   -----------   --------   --------   --------
Management fee (before reduction)  $       466   $    549   $    478   $    438
Bookkeeping fee                             40         61         43         40
Shareholder service and transfer           184        176        146        131
agent fee
12b-1 fees:
   Service fee (Class A)                   118        140        177        169
   Service fee (Class B)                    77         84
   Service fee (Class C)                    18         12
Distribution fee (Class B)                 253        293        281        320
   Distribution fee (Class C)               59         43         18          5
Fees waived or borne by the               (220)      (201)      (201)      (194)
Advisor
Fees waived or borne by CFD                (23)       (17)        (7)        (2)
(Class C)

     (a) Each Fund changed its fiscal year end from January 31 to October 31 in 2003.

Brokerage Commissions (dollars in thousands)

                                                        California Fund
                                   Nine months
                                      ended
                                   October 31,       Years ended January 31
                                     2003(a)       2003       2002       2001
                                   -----------   --------   --------   --------
Total commissions                  $         8   $      6   $      2   $      2
Directed transactions                        0          0          0     11,615
Commissions on directed                      0          0          0         (b)
transactions


                                        g

                                                        Connecticut Fund
                                   Nine months
                                      ended
                                   October 31,       Years ended January 31
                                     2003(a)       2003       2002       2001
                                   -----------   --------   --------   --------
Total commissions                  $         6         (b)  $      3   $      2
Directed transactions                        0          0          0     44,384
Commissions on directed                      0          0          0          1
transactions

                                                       Massachusetts Fund
                                   Nine months       Years ended January 31
                                      ended
                                   October 31,
                                     2003(a)       2003       2002       2001
                                   -----------   --------   --------   --------
Total commissions                  $         4   $      4   $      2   $      2
Directed transactions                        0          0          0     17,172
Commissions on directed                      0          0          0         (b)
transactions
                                                          New York Fund
                                   Nine months        Years ended January 31
                                      ended
                                   October 31,
                                     2003(a)       2003       2002       2001
                                   -----------   --------   --------   --------
Total commissions                  $         3   $      2   $      1   $      1
Directed transactions                        0          0          0      7,497
Commissions on directed                      0          0          0         (b)
transactions

(a) Each Fund changed its fiscal year end from January 31 to October 31 in 2003.
(b)  Rounds to less than one.

The Trust is required to identify any securities of its "regular brokers or dealers" that each Fund has acquired during its most recent fiscal year. At October 31, 2003, no Fund held securities of their regular brokers or dealers.


Trustees and Trustees' Fees


Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 9 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI, the series of SteinRoe Variable Investment Trust and 3 closed-end management investment company portfolios (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia Growth Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").


                                        h

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including Trustees who are affiliated with the Advisor. For the fiscal year ended October 31, 2003, and the calendar year ended December 31, 2003, the Trustees received the following compensation for serving as Trustees:

                                                   Total Compensation
                                                        from the
                                                  Fund Complex Paid to
                         Pension or Retirement     the Trustees for the
                       Benefits Accrued as Part    Calendar Year Ended
Trustee                  of Fund Expenses (a)      December 31, 2003(b)
---------------------  ------------------------   ---------------------
Douglas A. Hacker                N/A              $             115,500
Janet Langford Kelly             N/A                            101,500
Richard W. Lowry                 N/A                            128,150
Salvatore Macera(c)              N/A                             56,500
William E. Mayer                 N/A                            133,150
Charles R. Nelson                N/A                            155,073
John J. Neuhauser                N/A                            143,568
Joseph R. Palombo(d)             N/A                                N/A
Patrick J. Simpson               N/A                             64,234
Thomas E. Stitzel                N/A                            103,500
Thomas C. Theobald(f)            N/A                            110,250
Ann-Lee Verville(g)              N/A                            128,250
Richard L. Woolworth             N/A                             64,234

                       Aggregate          Aggregate
                       Compensation       Compensation       Aggregate            Aggregate
                       from California    from Connecticut   Compensation         Compensation
                       Fund for the       Fund for the Nine  from Massachusetts   from New York
                       Nine Months Ended  Months Ended       Fund for the Nine    Fund for the Nine
                       October 31,        October 31,        Months Ended         Months Ended
Trustee                2003(e)            2003(e)            October 31, 2003(e)  October 31, 2003(e)
---------------------  -----------------  -----------------  -------------------  -------------------
Douglas A. Hacker      $           1,057  $             859  $               906  $               656
Janet Langford Kelly                 934                758                  800                  579
Richard W. Lowry                     938                760                  802                  580
Salvatore Macera(c)                  516                415                  438                  315
William E. Mayer                   1,004                815                  860                  623
Charles R. Nelson                  1,046                850                  896                  649
John J. Neuhauser                  1,104                897                  946                  686
Joseph R. Palombo(d)                 N/A                N/A                  N/A                  N/A
Patrick J. Simpson                    78                 66                   70                   52
Thomas E. Stitzel                    934                758                  800                  579
Thomas C. Theobald(f)              1,004                815                  860                  623
Anne-Lee Verville(g)               1,173                953                1,005                  729
Richard L. Woolworth                  78                 66                   70                   52



(a) The Funds do not currently provide pension or retirement plan benefits to the Trustees.
(b) As of December 31, 2003, the Fund Complex consisted of 132 open-end and 15 closed-end management investment company portfolios. Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth, then directors/trustees of the Columbia Funds, were appointed to the board of trustees of the Liberty Funds and Stein Roe Funds. Also effective October 8, 2003, the trustees of the Liberty Funds and the Stein Roe Funds were elected as directors/trustees of the Columbia Funds. A single combined board of trustees/directors now oversees all of the Liberty Funds, Stein Roe Funds and Columbia Funds. The All-Star Funds, Columbia Management Multi-Strategy Hedge Fund, LLC, the Galaxy Funds, the Acorn Funds and the WAT Funds each have separate boards of trustees/directors.
(c) Mr. Macera retired as a Trustee from the Board of Trustees effective June 18, 2003.
(d) Mr. Palombo does not receive compensation because he is an employee of the Advisor
(e) Each Fund changed its fiscal year end from January 31 to October 31 in 2003.
(f) During the nine months ended October 31, 2003, and the calendar year ended December 31, 2003, Mr. Theobald deferred $429 of his compensation from the California Fund, $346 from the Connecticut Fund, $365 from the Massachusetts Fund, $264 from the New York Fund, and $50,750 of his total compensation from the


                                        j

     Fund Complex pursuant to the deferred compensation plan. At December 31, 2003, the value of Mr. Theobald's account under that plan was $55,587.
(g) During the nine months ended October 31, 2003, and the calendar year ended December 31, 2003, Ms. Verville deferred $458 of her compensation from the California Fund, $369 from the Connecticut Fund, $389 from the Massachusetts Fund, $282 from the New York Fund, and $53,250 of her total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2003, the value of Ms. Verville's account under that plan was $516,001.


Role of the Board of Trustees
-----------------------------


The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Funds and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.


Audit Committee
---------------


Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent auditors/accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the nine months ended October 31, 2003, the Audit Committee convened eighttimes.


Governance Committee
--------------------


Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the nine months ended October 31, 2003, the Governance Committee convened fourtimes.


Advisory Fees & Expenses Committee
----------------------------------


Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser, are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Fund. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the nine months ended October 31, 2003, the Advisory Fees & Expenses Committee convened five times.



Investment Oversight Committees
-------------------------------

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment


                                        k
processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year.

The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

     IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

     IOC #2:    Messrs. Hacker and Palombo and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector and Fixed Income - Core.

     IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

     IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity, Taxable Fixed Income and Money Market.


                                        l

Share Ownership
---------------


The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2003 (i) in the Massachusetts Fund and
(ii) in the funds in the Fund Complex.

                                                     Aggregate Dollar Range of
                        Dollar Range of Equity    Equity Securities Owned in All
                        Securities Owned in the   Funds Overseen by Trustee in
   Name of Trustee       Massachusetts Fund(a)              Fund Complex
----------------------  ------------------------  ------------------------------

Disinterested Trustees
Douglas A. Hacker                 $0                       Over $100,000
Janet Langford Kelly              $0                       Over $100,000
Richard W. Lowry                  $0                       Over $100,000
Charles R. Nelson                 $0                       Over $100,000
John J. Neuhauser          $50,001 - $100,000              Over $100,000
Patrick J. Simpson                $0                     $50,001-$100,000
Thomas E. Stitzel                 $0                     $50,001-$100,000
Thomas C. Theobald                $0                       Over $100,000
Anne-Lee Verville(b)              $0                            $0
Richard L. Woolworth              $0                       Over $100,000

Interested Trustees
William E. Mayer                  $0                     $50,001-$100,000
Joseph R. Palombo                 $0                         $1-$10,000

(a) The Trustees did not beneficially own equity securities of the California Fund, Connecticut Fund or New York Fund as of December 31, 2003.
(b) Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund
Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2003, the value of her deferred account exceeded $100,000.


Ownership of the Funds

At January 31, 2004, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of each class of shares of the California, Connecticut, Massachusetts and New York Funds.

As of record on January 31, 2004, the following shareholders owned 5% or more of the following Funds' then outstanding Class A, Class B and Class C shares:

                                 California Fund
                                 ---------------
                                 Class A Shares
                                 --------------

Merrill Lynch Pierce Fenner & Smith             5.52%
For the Sole Benefit of
Its Customers
Attn: Fund Administration #970P7
4800 Deer Lake Drive E FL 2
Jacksonville, FL 32246-6484


                                        m

                                 Class B Shares
                                 --------------

Shareholder (name and address)        Share Balance   Percent of Class Total (%)
-----------------------------------  ---------------  --------------------------
Merrill Lynch Pierce Fenner & Smith     316,621.1250                        6.72
For the Sole Benefit of
Its Customers
Attn: Fund Administration #974A5
4800 Deer Lake Drive E FL 2
Jacksonville, FL 32246-6484

                                 Class C Shares
                                 --------------

Shareholder (name and address)        Share Balance   Percent of Class Total (%)
-----------------------------------  ---------------  --------------------------
Merrill Lynch Pierce Fenner & Smith     448,919.4290                       18.94
For the Sole Benefit of
Its Customers
Attn: Fund Administration #97RE7
4800 Deer Lake Drive E FL 2
Jacksonville, FL 32246-6484

                                Connecticut Fund
                                ----------------
                                 Class A Shares
                                 --------------

Shareholder (name and address)        Share Balance   Percent of Class Total (%)
-----------------------------------  ---------------  --------------------------
Merrill Lynch Pierce Fenner & Smith   1,183,029.4100                        8.53
For the Sole Benefit of
Its Customers
Attn: Fund Administration #977X0
4800 Deer Lake Drive E FL 2
Jacksonville, FL 32246-6484
                                 Class B Shares
                                 --------------

Shareholder (name and address)        Share Balance   Percent of Class Total (%)
-----------------------------------  ---------------  --------------------------
Merrill Lynch Pierce Fenner & Smith     843,417.0710                       12.50
For the Sole Benefit of
Its Customers
Attn: Fund Administration #97169
4800 Deer Lake Drive E FL 2
Jacksonville, FL 32246-6484

                                 Class C Shares
                                 --------------

Shareholder (name and address)        Share Balance   Percent of Class Total (%)
-----------------------------------  ---------------  --------------------------
Merrill Lynch Pierce Fenner & Smith     529,578.6930                       14.92
For the Sole Benefit of
Its Customers
Attn: Fund Administration #97RE8
4800 Deer Lake Drive E FL 2
Jacksonville, FL 32246-6484


                                        n

                               Massachusetts Fund
                               ------------------
                                 Class C Shares
                                 --------------

Shareholder (name and address)        Share Balance   Percent of Class Total (%)
-----------------------------------  ---------------  --------------------------
Merrill Lynch Pierce Fenner & Smith     561,634.7570                       28.25
For the Sole Benefit of
Its Customers
Attn: Fund Administration #97RF0
4800 Deer Lake Drive E FL 2
Jacksonville, FL 32246-6484

                                  New York Fund
                                  -------------
                                 Class A Shares
                                 --------------

Shareholder (name and address)        Share Balance   Percent of Class Total (%)
-----------------------------------  ---------------  --------------------------
Merrill Lynch Pierce Fenner & Smith     660,985.7000                        7.42
For the Sole Benefit of
Its Customers
Attn: Fund Administration #971C2
4800 Deer Lake Drive E FL 2
Jacksonville, FL 32246-6484

                                 Class B Shares
                                 --------------

Shareholder (name and address)        Share Balance   Percent of Class Total (%)
-----------------------------------  ---------------  --------------------------
Merrill Lynch Pierce Fenner & Smith     903,436.4130                       16.26
For the Sole Benefit of
Its Customers
Attn: Fund Administration #974A6
4800 Deer Lake Drive E FL 2
Jacksonville, FL 32246-6484

                                 Class C Shares
                                 --------------

Shareholder (name and address)        Share Balance   Percent of Class Total (%)
-----------------------------------  ---------------  --------------------------
Merrill Lynch Pierce Fenner & Smith     323,813.2760                       22.28
For the Sole Benefit of
Its Customers
Attn: Fund Administration #97RF6
4800 Deer Lake Drive E FL 2
Jacksonville, FL 32246-6484


Sales Charges (dollars in thousands)

                                 Class A Shares
--------------------------------------------------------------------------------


                                                        California Fund
                                     Nine months
                                        ended
                                     October 31,      Years ended January 31,
                                       2003(a)      2003      2002      2001
                                     -----------  --------  --------  --------
Aggregate initial sales
 charges on Fund share sales         $       133  $    176  $    383  $    265
Initial sales charges retained
 by CFD                                       18        24        43        18
Aggregate contingent deferred
 sales charges (CDSC) on Fund
 redemptions retained by CFD                  (b)        0        (b)       (b)


                                        o

                                                        Connecticut Fund
                                     Nine months
                                        ended
                                     October 31,      Years ended January 31,
                                       2003(a)      2003      2002      2001
                                     -----------  --------  --------  --------
Aggregate initial sales
 charges on Fund share sales         $       212  $    372  $    285  $    387
Initial sales charges retained
 by CFD                                       27        42        28        18
Aggregate CDSC on Fund
 redemptions retained by CFD                  (b)       (b)        0        (b)

                                                        Massachusetts Fund
                                     Nine months
                                        ended
                                     October 31,      Years ended January 31,
                                       2003(a)      2003      2002      2001
                                     -----------  --------  --------  --------
Aggregate initial sales
 charges on Fund share sales         $       235  $    291  $    240  $    162
Initial sales charges retained
 by CFD                                       29        44        29        11
Aggregate CDSC on Fund
 redemptions retained by CFD                   5        17        (b)       (b)

                                                          New York Fund
                                     Nine months
                                        ended
                                     October 31,      Years ended January 31,
                                       2003(a)      2003      2002      2001
                                     -----------  --------  --------  --------
Aggregate initial sales
 charges on Fund share sales         $       111  $    233  $     96  $    100
Initial sales charges retained
 by CFD                                       14        28        15         4
Aggregate CDSC on Fund
 redemptions retained by CFD                   0         0        13         0


                                 Class B Shares
--------------------------------------------------------------------------------


                                                        California Fund
                                     Nine months
                                        ended
                                     October 31,      Years ended January 31,
                                       2003(a)      2003      2002      2001
                                     -----------  --------  --------  --------
Aggregate CDSC on Fund redemptions
 retained by CFD                     $        67  $    118  $     91  $    129

                                                        Connecticut Fund
                                     Nine months
                                        ended
                                     October 31,      Years ended January 31,
                                       2003(a)      2003      2002      2001
                                     -----------  --------  --------  --------
Aggregate CDSC on Fund redemptions
 retained by CFD                     $       128  $     85  $     95  $    111


                                        p

                                                        Massachusetts Fund
                                     Nine months
                                        ended
                                     October 31,      Years ended January 31,
                                       2003(a)      2003      2002      2001
                                     -----------  --------  --------  --------
Aggregate CDSC on Fund redemptions
 retained by CFD                     $        76  $     56  $     42  $     70

                                                          New York Fund
                                     Nine months
                                        ended
                                     October 31,      Years ended January 31,
                                       2003(a)      2003      2002      2001
                                     -----------  --------  --------  --------
Aggregate CDSC on Fund redemptions
 retained by CFD                     $        75  $     84  $     94  $     78


                                        q

                                 Class C Shares
--------------------------------------------------------------------------------


                                                        California Fund
                                     Nine months
                                        ended
                                     October 31,      Years ended January 31,
                                       2003(a)      2003      2002      2001
                                     -----------  --------  --------  --------
Aggregate CDSC on Fund redemptions
 retained by CFD                              (b) $     10  $      8  $      1

                                                        Connecticut Fund
                                     Nine months
                                        ended
                                     October 31,      Years ended January 31,
                                       2003(a)      2003      2002      2001
                                     -----------  --------  --------  --------
Aggregate CDSC on Fund redemptions
 retained by CFD                     $        10  $     15  $      4        (b)

                                                        Massachusetts Fund
                                     Nine months
                                        ended
                                     October 31,      Years ended January 31,
                                       2003(a)      2003      2002      2001
                                     -----------  --------  --------  --------
Aggregate CDSC on Fund redemptions
 retained by CFD                     $         3  $      7        (b) $      2

                                                          New York Fund
                                     Nine months
                                        ended
                                     October 31,      Years ended January 31,
                                       2003(a)      2003      2002      2001
                                     -----------  --------  --------  --------
Aggregate CDSC on Fund redemptions
 retained by CFD                     $         9  $     10  $      6  $      0

     (a) Each Fund changed its fiscal year end from January 31 to October 31 in 2003.
     (b) Rounds to less than one.


12b-1 Plan, CDSCs and Conversion of Shares

The Funds each offer three classes of shares - Class A, Class B and Class C. Each Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) for each Fund pursuant to Rule 12b-1 under the Act. Under the Plan, each Fund pays CFD monthly a service fee at an annual rate of 0.10% of each Fund's net assets attributed to the outstanding shares of each class on December 1, 1994, and a service fee of 0.25% of the average daily net assets attributed to Class A, Class B and Class C shares. The Funds also pay CFD monthly a distribution fee at an annual rate of 0.75% of each Fund's average daily net assets attributed to each Fund's Class B and Class C shares. CFD has voluntarily agreed to waive a portion of each Fund's Class C share distribution fee so that it does not exceed 0.45% annually. CFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CFD's expenses, CFD may realize a profit from the fees.

The Plan authorizes any other payments by the Funds to CFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of each Fund's shares.


                                        r

The Trustees believe the Plan could be a significant factor in the growth and retention of each Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC for periods up to six years after the purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs and initial sales charge are described in the Prospectus.


No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of CFD relating to the Funds for the nine months ended October 31, 2003 (a) were:



                                                       California Fund            Connecticut Fund
                                               Class A   Class B   Class C   Class A   Class B   Class C
                                               -------   -------   -------   -------   -------   -------
Fees to FSFs                                   $   274   $   134   $    56   $   145   $   221   $    87
Cost of sales material
 (including printing and mailing expenses)          16         2         3        13         4         7
Allocated travel, entertainment and other
 promotional expenses (including advertising)       47         6         8        39        11        21

                                                    Massachusetts Fund              New York Fund
                                               Class A   Class B   Class C   Class A   Class B   Class C
                                               -------   -------   -------   -------   -------   -------
Fees to FSFs                                   $   204   $   243   $    74   $    86   $   363   $    36
Cost of sales material
 (including printing and mailing expenses)          12         5         7         8         8         3
Allocated travel, entertainment and other
 promotional expenses (including advertising)       35        15        19        22        24         9

(a) Each Fund changed its fiscal year end from January 31 to October 31 in 2003.



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





                                        w

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CUSTODIAN OF THE FUNDS

State Street Corporation, located at 2 Avenue De Lafayette, Boston, MA 02111-2100, is the Funds' custodian. The Funds' custodian is responsible for safeguarding each Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


INDEPENDENT ACCOUNTANTS/AUDITORS OF THE FUNDS

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110-1707, are the independent accountants for the New York Fund. Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116 are the independent auditors for the California Fund, the Connecticut Fund and the Massachusetts Fund. Both firms provide audit and tax return review services, and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. For the California Fund, the Connecticut Fund and the Massachusetts Fund, the Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights in the Prospectus have been so included, in reliance upon the reports of Ernst & Young LLP for the period ended October 31, 2003 and for the years ended January 31, 2003, 2002, 2001 and 2000 given on the authority of said firm as experts in accounting and auditing. For the California Fund, the Connecticut Fund and the Massachusetts Fund, the information for the period ended January 31, 1999, has been derived from the Fund's financial statements which have been audited by other accountants, whose report expressed an unqualified opinion on those financial highlights. For the New York Fund, the Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.



                                        y

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


                       STATEMENT OF ADDITIONAL INFORMATION


                                     PART 2


The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I (formerly named Liberty Funds Trust I), Columbia Funds Trust II (formerly named Liberty Funds Trust II), Columbia Funds Trust III (formerly named Liberty Funds Trust III), Columbia Funds Trust IV (formerly named Liberty Funds Trust IV), Columbia Funds Trust V (formerly named Liberty Funds Trust V), Columbia Funds Trust VI (formerly named Liberty Funds Trust VI), Columbia Funds Trust VII (formerly named Liberty Funds Trust VII), Columbia Funds Trust VIII (formerly named Liberty-Stein Roe Funds Income Trust), Columbia Funds Trust IX (formerly named Liberty-Stein Roe Funds Municipal Trust) and Columbia Funds Trust XI (formerly named Liberty-Stein Roe Funds Investment Trust) (each a Trust and together, the Trusts). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING


In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.



SHORT SALES



A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.



LOWER-RATED DEBT SECURITIES



Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,



1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;



2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;



3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and



4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.



In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.


SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.


COMMON STOCK, PREFERRED STOCK AND WARRANTS



Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a company which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.


FOREIGN SECURITIES


The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.



The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.



The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.


OTHER INVESTMENT COMPANIES


The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.


ZERO COUPON SECURITIES (ZEROS)


The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.


STEP COUPON BONDS (STEPS)


The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES


The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.


MONEY MARKET INSTRUMENTS


GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.



CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.



GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.



U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.



Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part I of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.



Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.



SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is usually volatile in response to changes in interest rates.



In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.



COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.



Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.



STRIPPED OBLIGATIONS



To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.



SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.



MUNICIPAL SECURITIES



Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain Funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.



The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.



Each Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.



There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.



Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.



The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.



From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.



Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.



PRIVATE ACTIVITY BONDS



The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.



Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.



MUNICIPAL LEASE OBLIGATIONS



Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.



Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.


SECURITIES LOANS


The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.



INTERFUND BORROWING AND LENDING



The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.


FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)


The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.


MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.



REITs



The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.


MORTGAGE-BACKED SECURITIES


Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.


NON-AGENCY MORTGAGE-BACKED SECURITIES


The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.



ASSET-BACKED SECURITIES



Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.



CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.


REPURCHASE AGREEMENTS


The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


REVERSE REPURCHASE AGREEMENTS


In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.



LINE OF CREDIT



The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.


OPTIONS ON SECURITIES


WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.



The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.



The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.



The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.



If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.



PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.



PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.



OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.



When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.



The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.



If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.



A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.



Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.


Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS


Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.



A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).


Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.


Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.


Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."


The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.



INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.



Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.



A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.



MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.



OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.


The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.



RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.



Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.


There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.


To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.



USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.


INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.



There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.



Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.


In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.



OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.



SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)



The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.



In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.



Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.



Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.



EQUITY SWAPS



The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.



RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS



The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.



The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.



The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.



For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.



When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.


The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.


It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.



Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.



CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.


At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.



Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.



CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.



The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.


The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.


SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.



FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.











PARTICIPATION INTERESTS


The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.


STAND-BY COMMITMENTS


When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.



The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.



VARIABLE AND FLOATING RATE OBLIGATIONS



Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.



If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.


INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES


The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.



CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES



Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.



Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.



GUARANTEED INVESTMENT CONTRACTS



Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.



The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part I of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.



BANK INVESTMENT CONTRACTS



Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part I of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.



LOAN PARTICIPATIONS



Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.



STRUCTURED INVESTMENTS



Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.



Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.



Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.



YANKEE OBLIGATIONS



Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.



AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS



American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.



TEMPORARY CASH BALANCES



The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.


TAXES


In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.



FEDERAL TAXES. The Fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities or other regulated investment companies); or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.



If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the under distributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.


ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.


DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.



RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares.



Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.



FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.



FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.



Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.



In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.


DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.


Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.



Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held.



A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.



SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.



SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.



Under recently promulgated Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.



BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct tax identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding is provided to the Fund. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.



SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.



FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.



If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement , as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.



Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.



ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)



FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceeds $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.



Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.



No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.



Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.



The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.



The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.



GENERATION-SKIPPING TRANSFER TAXES



If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2004, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (48% for gifts made in 2004) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.



INCOME TAXES



The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.



Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.



If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.



When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).



CONSULTATION WITH QUALIFIED ADVISOR



Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.



MANAGEMENT OF THE FUNDS



The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc.
(NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston,
Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. The Advisor is the surviving company in these mergers and is now the investment advisor of the Funds. The Advisor has been an investment advisor since 1969.



In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund
Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)



The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.



                                                                                            Number of
                                                                                          Portfolios in
                                            Year First                                         Fund
                                            Elected or                                       Complex
       Name, Address            Position   Appointed to     Principal Occupation(s)          Overseen
          and Age              with Funds    Office(1)      During Past Five Years           by Trustee     Other Directorships Held
          -------              ----------    ---------      ----------------------           ----------     ------------------------
DISINTERESTED TRUSTEES

Douglas A. Hacker (Age 48)       Trustee       1996      Executive Vice President -             119           Orbitz, Inc. (on-line
P.O. Box 66100                                           Strategy of United Airlines                            travel company)
Chicago, IL 60666                                        (airline) since December,
                                                         2002 (formerly President of
                                                         UAL Loyalty Services
                                                         (airline) from September,
                                                         2001 to December, 2002;
                                                         Executive Vice President
                                                         and Chief Financial
                                                         Officer of United Airlines
                                                         from March, 1993 to
                                                         September, 2001).

Janet Langford Kelly (Age 45)    Trustee       1996      Chief Administrative Officer           119                   None
3100 West Beaver Road                                    and Senior Vice President,
Troy, MI 48084-3163                                      Kmart Holding Corporation
                                                         (consumer goods) since
                                                         September, 2003 (formerly
                                                         Executive Vice
                                                         President-Corporate
                                                         Development and
                                                         Administration, General
                                                         Counsel and Secretary,
                                                         Kellogg Company (food
                                                         manufacturer), from
                                                         September, 1999 to August,
                                                         2003; Senior Vice
                                                         President, Secretary and
                                                         General Counsel, Sara Lee
                                                         Corporation (branded,
                                                         packaged,
                                                         consumer-products
                                                         manufacturer) from
                                                         January, 1995 to
                                                         September, 1999).

Richard W. Lowry (Age 67)        Trustee       1995      Private Investor since August,        121(3)                 None
10701 Charleston Drive                                   1987 (formerly Chairman and
Vero Beach, FL 32963                                     Chief Executive Officer, U.S.
                                                         Plywood Corporation
                                                         (building products
                                                         manufacturer)).

                                                                                            Number of
                                                                                          Portfolios in
                                            Year First                                       Fund
                                            Elected or                                       Complex
       Name, Address            Position   Appointed to     Principal Occupation(s)          Overseen
          and Age              with Funds    Office(1)      During Past Five Years           by Trustee     Other Directorships Held
          -------              ----------    ---------      ----------------------           ----------     ------------------------
DISINTERESTED TRUSTEES

Charles R. Nelson (Age 61)       Trustee       1981      Professor of Economics,                119                   None
Department of Economics                                  University of Washington,
University of Washington                                 since January, 1976; Ford
Seattle, WA 98195                                        and Louisa Van Voorhis
                                                         Professor of Political
                                                         Economy, University of
                                                         Washington, since
                                                         September, 1993; Director,
                                                         Institute for Economic
                                                         Research, University of
                                                         Washington, since
                                                         September, 2001; Adjunct
                                                         Professor of Statistics,
                                                         University of Washington,
                                                         since September, 1980;
                                                         Associate Editor, Journal
                                                         of Money Credit and
                                                         Banking, since September,
                                                         1993; consultant on
                                                         econometric and
                                                         statistical matters.

John J. Neuhauser (Age 60)       Trustee       1985      Academic Vice President and         122(3),(4)    Saucony, Inc. (athletic
84 College Road                                          Dean of Faculties since                          footwear); SkillSoft Corp.
Chestnut Hill, MA 02467-3838                             August, 1999, Boston College                           (E-Learning)
                                                         (formerly Dean, Boston College
                                                         School of Management from
                                                         September, 1977 to
                                                         September, 1999).

Patrick J. Simpson (Age 58)      Trustee       2000      Partner, Perkins Coie L.L.P.           119                   None
1211 S.W. 5th Avenue                                     (law firm).
Suite 1500
Portland, OR 97204

                                                                                            Number of
                                                                                          Portfolios in
                                            Year First                                        Fund
                                            Elected or                                       Complex
       Name, Address            Position   Appointed to     Principal Occupation(s)          Overseen
          and Age              with Funds    Office(1)      During Past Five Years           by Trustee     Other Directorships Held
          -------              ----------    ---------      ----------------------           ----------     ------------------------
DISINTERESTED TRUSTEES

Thomas E. Stitzel (Age 67)       Trustee       1998      Business Consultant since               119              None
2208 Tawny Woods Place                                   1999 (formerly Professor of
Boise, ID  83706                                         Finance from 1975 to 1999,
                                                         College of Business, Boise
                                                         State University);
                                                         Chartered Financial
                                                         Analyst.

                                                                                            Number of
                                                                                          Portfolios in
                                            Year First                                         Fund
                                            Elected or                                       Complex
       Name, Address            Position   Appointed to     Principal Occupation(s)          Overseen
          and Age              with Funds    Office(1)      During Past Five Years           by Trustee     Other Directorships Held
          -------              ----------    ---------      ----------------------           ----------     ------------------------
DISINTERESTED TRUSTEES

Thomas C. Theobald (Age 66)   Trustee and      1996      Managing Director, William              119        Anixter International
227 West Monroe Street,       Chairman of                Blair Capital Partners                           (network support equipment
Suite 3500                     the Board                 (private equity investing)                        distributor), Jones Lang
Chicago, IL 60606                                        since    September, 1994.                          LaSalle (real estate
                                                                                                           management services) and
                                                                                                               MONY Group (life
                                                                                                                  insurance)

Anne-Lee Verville (Age 58)       Trustee       1998      Author and speaker on                  120(4)     Chairman of the Board of
359 Stickney Hill Road                                   educational systems needs                         Directors, Enesco Group,
Hopkinton, NH  03229                                     (formerly General Manager,                         Inc. (designer, importer
                                                         Global Education Industry,                          and distributor of
                                                         IBM Corporation (computer                             giftware and
                                                         and technology) from 1994                             collectibles)
                                                         to 1997).

Richard L. Woolworth (Age 62)    Trustee       1991      Retired since December 2003             119        NW Natural (natural gas
100 S.W. Market Street                                   (formerly Chairman and Chief                         service provider)
#1500                                                    Executive Officer, The
Portland, OR 97207                                       Regence Group (regional
                                                         health insurer); Chairman
                                                         and Chief Executive Officer,
                                                         BlueCross BlueShield of
                                                         Oregon; Certified Public
                                                         Accountant, Arthur Young &
                                                         Company)

                                                                                            Number of
                                                                                          Portfolios in
                                            Year First                                         Fund
                                            Elected or                                       Complex
       Name, Address            Position   Appointed to     Principal Occupation(s)          Overseen
          and Age              with Funds    Office(1)      During Past Five Years           by Trustee     Other Directorships Held
          -------              ----------    ---------      ----------------------           ----------     ------------------------
INTERESTED TRUSTEES

William E. Mayer(2) (Age 63)     Trustee       1994      Managing Partner, Park Avenue          121(3)    Lee Enterprises (print
399 Park Avenue                                          Equity Partners (private                         media), WR Hambrecht +
Suite 3204                                               equity) since February, 1999                      Co. (financial service
New York, NY 10022                                       (formerly Founding Partner,                        provider) and First
                                                         Development Capital LLC from                        Health (healthcare)
                                                         November 1996 to February,
                                                         1999).

Joseph R. Palombo(2) (Age 50)    Trustee       2000      Executive Vice President and           120(5)                  None
One Financial Center                                     Chief Operating Officer of
Boston, MA 02111                                         Columbia Management Group,
                                                         Inc. (Columbia Management)
                                                         since December, 2001 and
                                                         Director, Executive Vice
                                                         President and Chief
                                                         Operating Officer of the
                                                         Advisor since April, 2003
                                                         (formerly Chief Operations
                                                         Officer of Mutual Funds,
                                                         Liberty Financial
                                                         Companies, Inc. from
                                                         August, 2000 to November,
                                                         2001; Executive Vice
                                                         President of Stein Roe &
                                                         Farnham Incorporated
                                                         (Stein Roe) from April,
                                                         1999 to April, 2003;
                                                         Director of Colonial
                                                         Management Associates,
                                                         Inc. (Colonial) from
                                                         April, 1999 to April,
                                                         2003; Director of Stein
                                                         Roe from September, 2000
                                                         to April, 2003); (formerly President
                                                         of the Columbia Funds (as
                                                         defined in Part 1 of this
                                                         SAI) from October, 2003 to March, 2004)
                                                         (formerly Vice President of the
                                                         Columbia Funds from January, 2003 to
                                                         October, 2003); (formerly President of
                                                         the Liberty Funds and Stein
                                                         Roe Funds from February, 2003 to
                                                         March, 2004); President of Galaxy
                                                         Funds (as defined in Part
                                                         1 of this SAI)
                                                         since February,
                                                         2003 (formerly Vice
                                                         President of the Galaxy
                                                         Funds from September
                                                         2002 to February 2003;
                                                         Vice President of the Liberty
                                                         Funds and Stein Roe Funds
                                                         from April, 1999 to August, 2000);
                                                         (formerly Manager of Columbia
                                                         Floating Rate Limited
                                                         Liability Company from
                                                         October, 2000 to March, 2004);

                                                         (formerly Chief
                                                         Operating Officer and
                                                         Chief Compliance Officer,
                                                         Putnam Mutual Funds from
                                                         December, 1993 to March,
                                                         1999).



(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.



(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.



(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).



(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.



(5) Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

                                               Year First
                                               Elected or
        Name, Address           Position      Appointed to                               Principal Occupation(s)
           and Age             with Funds        Office                                  During Past Five Years
           -------             ----------        ------                                  ----------------------
OFFICERS

J. Kevin Connaughton (Age 39)   President         2000       President of the Columbia Funds, Liberty Funds and Stein Roe Funds
One Financial Center               and                       since March, 2004; Chief Financial Officer of the Columbia Funds since
Boston, MA 02111                Treasurer                    January, 2003; Treasurer of the Columbia Funds since October, 2003 and of the Liberty Funds, Stein Roe Funds and All-Star Funds since
                                                             December, 2000; Vice President of the Advisor since April, 2003
                                                             (formerly Controller of the Liberty Funds and All-Star Funds from
                                                             February, 1998 to October, 2000); Treasurer of the Galaxy Funds since
                                                             September, 2002; Treasurer, Columbia Management Multi-Strategy Hedge
                                                             Fund, LLC since December, 2002 (formerly Vice President of Colonial from February, 1998 to October, 2000 and Senior Tax Manager, Coopers &
                                                             Lybrand, LLP from April, 1996 to January, 1998).

Vicki L. Benjamin (Age 42)        Chief           2001       Controller of the Columbia Funds since July, 2003 and of the Liberty
One Financial Center           Accounting                    Funds, Stein Roe Funds and All-Star Funds since May, 2002; Chief
Boston, MA 02111               Officer and                   Accounting Officer of the Columbia Funds since July, 2003 and Liberty
                               Controller                    Funds, Stein Roe Funds and All-Star Funds since June, 2001; Controller and Chief Accounting Officer of the Galaxy Funds since September, 2002
                                                             (formerly Vice President, Corporate Audit, State Street Bank and Trust
                                                             Company from May, 1998 to April, 2001; Audit Manager from July, 1994 to
                                                             June, 1997; Senior Audit Manager from July, 1997 to May, 1998, Coopers
                                                             & Lybrand, LLP).

David A. Rozenson (Age 49)      Secretary         2003       Secretary of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                         All-Star Funds since December, 2003; Senior Counsel, Fleet Boston
Boston, MA 02111                                             Financial Corporation since January, 1996; Associate General Counsel,
                                                             Columbia Management Group since November, 2002.

Trustee Positions



As of December 31, 2003, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.



Approving the Investment Advisory Contract



In determining to approve the most recent annual extension of a Fund's management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in each Fund's Prospectus and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Funds and the other funds in the Fund Complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Advisor to the Funds were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.



The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Funds. See "Principal Investment Strategies" and "Principal Investment Risks" in the Funds' Prospectuses. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to each Fund, given each Fund's investment goal(s) and policies.



The Trustees considered the scope of the services provided by the Advisor to the Funds under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds
- The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Funds was consistent with the Funds' operational requirements, including, in addition to its investment goal, compliance with each Fund's investment restrictions, tax and reporting requirements and related shareholder services.



The Trustees considered the quality of the services provided by the Advisor to the Funds. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of each Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds
- Portfolio Transactions."



The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to each Fund's total expenses and the reputation of each Fund's other service providers. See "Your Expenses" in each Fund's Prospectus(es). The Trustees also considered information provided by third parties relating to each Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including each Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectuses), as well as factors identified by the Advisor as contributing to each Fund's performance. See each Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.



In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of the Funds as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Funds, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Funds directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Funds and the research services available to the Advisor by reason of brokerage commissions generated by each Fund's turnover. In evaluating the Funds' advisory fees, the Trustees also took into account the complexity of investment management for the Funds relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in each Fund's Prospectus.



Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.



General



Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds. Messrs. Neuhauser and Palombo and Ms. Verville are also directors of Columbia Management Multi-Strategy Hedge Fund, LLC.



The Trustees serve as trustees of all open-end Funds managed by the Advisor for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. Mr. Theobald receives an additional annual retainer of $40,000 for serving in this capacity. All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and members of Committees, except the Audit Committee, receive $1,500 for each committee meeting . The Audit Committee chair receives an annual retainer of $10,000 and each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,000 for each special telephonic committee meeting. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.



The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 71 open-end and 14 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.



MANAGEMENT AGREEMENT



Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.



The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.



The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Funds Distributor, Inc. (formerly named Liberty Funds Distributor, Inc.) (CFD) pays the cost of printing and distributing all other Prospectuses.



ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).



Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

              (a) providing office space, equipment and clerical personnel;


              (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;



              (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;


              (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;


              (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and



              (f)       maintaining certain books and records of each Fund.




With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto.








The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.


TRUST SERVICES AGREEMENT



Pursuant to a Trust Services Agreement, CFS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CFS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.



THE PRICING AND BOOKKEEPING AGREEMENT



The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.






PORTFOLIO TRANSACTIONS






INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.






BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.



The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.



It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.



Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.



The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.



The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.



The Advisor may use the services of Quick & Reilly, Inc., or Fleet Securities, Inc., each an affiliate of the Advisor, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER


CFD is the principal underwriter of the Trust's shares. CFD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.


INVESTOR SERVICING AND TRANSFER AGENT


CFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CFS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CFS or generally by 6 months' notice by CFS to the Fund. The agreement limits the liability of CFS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify CFS against, among other things, loss or damage incurred by CFS on account of any claim, demand, action or suit made on or against CFS not resulting from CFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.



CODE OF ETHICS



The Funds, the Advisor, and CFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.



ANTI-MONEY LAUNDERING COMPLIANCE



The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.



PROXY VOTING POLICIES



The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.



The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.



The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.



The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.



The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.



The Advisor's' proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the twelve-month period ended June 30, 2004 will be filed with the SEC no later than August 31, 2004.

DETERMINATION OF NET ASSET VALUE


Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.



Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.



(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.



The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.



AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET FUND)


Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.


Under the amortized cost method a security is initially valued cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.



See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.


HOW TO BUY SHARES


The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.



The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.



The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CFD may from time to time reallow additional amounts to all or certain FSFs. CFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CFD for any up-front and/or ongoing commissions paid to FSFs.



Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

CFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CFS, provided the new FSF has a sales agreement with CFD.



Shares credited to an account are transferable upon written instructions in good order to CFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CFS for deposit to your account.



CFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's Prospectus(es) and SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that CFD distributes. At its discretion, CFD may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.


AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 are used to purchase a Fund's shares at the public offering price next determined after CFD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CFD.



AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CFD in which you have a current balance of at least $5,000 into the same class of shares of up to four other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC.



Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.


An exchange is generally a capital sale transaction for federal income tax purposes.


You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Funds Services, Inc. (formerly named Liberty Funds Services, Inc.) (CFS) P.O. Box 8081, Boston, MA 02266-8081.



You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.



CFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Fleet Bank and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CFD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares; (ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.



The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.



Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.



During the last three fiscal years, the following payments were made to Service Organizations (net of expense reimbursements) with respect to Class T shares as shown in the table below:



                                              SEPTEMBER 30,      OCTOBER 31,        OCTOBER 31,
          FUND(1)(4)                              2003             2002(3)            2001(2)
          ----------                              ----             -------            -------
Columbia Asset Allocation Fund                  $506,628          $722,543         $  914,162
Columbia Large Cap Growth Fund                  $621,536          $872,400         $1,213,883
Columbia Disciplined Value Fund                 $328,843          $480,502         $  585,821
Columbia Large Cap Core Fund                    $484,124          $666,709         $  634,076
Columbia International Equity Fund              $107,527          $151,816                N/A
Columbia Small Cap Fund                         $318,591          $316,465         $  258,937
Columbia Small Company Equity Fund              $156,029          $201,135         $  258,937
Columbia Dividend Income Fund                   $      0          $ 24,133         $   20,192



--------
(1) Information shown for each Fund for periods prior to its reorganization is that of Retail A Shares of its predecessor fund. Class T shares are a newer class of shares created as part of the reorganization of certain Galaxy Funds.

(2) Expense reimbursements for the fiscal year ended October 31, 2001 were $26,074, $29,123, $5,541, $8,298 and $47,211, respectively, for the
       Asset Allocation Fund, Large Cap Fund, Dividend Fund, Value Fund and Growth Fund.



(3) Expense reimbursements for the fiscal year ended October 31, 2002 were $19,673, $90,360, $70,449, $21,761 and $3,789, respectively for the Asset
       Allocation Fund, Growth Fund, International Fund, Small Company Fund and Dividend Fund.



(4) The Funds changed their fiscal year end from October 31 to September 30 in 2003.



The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").



The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.



TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CFD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CFD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CFD.



Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CFS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CFD, or if the Retirement Plan maintains an omnibus account.



Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.



TELEPHONE ADDRESS CHANGE SERVICES. By calling CFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.


CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.


AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CFS for more information at 1-800-345-6611.


PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES


RIGHTS OF ACCUMULATION (Class A, Class B and Class T shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase of Class A, Class B or Class T shares with prior purchases of Class A, B, C, T and Z shares of the funds distributed by CFD. The applicable sales charge is based on the combined total of:

1.            the current purchase; and


2. the value at the public offering price at the close of business on the previous day of all funds' Class A, B, C, T and Z shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A, B C, T or Z shares of another fund distributed by CFD other than a money market fund).



CFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CFS. A Fund may terminate or amend this Right of Accumulation.



STATEMENT OF INTENT (Class A, Class E and Class T shares only).



Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, E, T and Z shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.



During the term of a Statement, CFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.



If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CFD the excess commission previously paid during the thirteen-month period.



If the amount of the Statement is not purchased, the shareholder shall remit to CFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CFS will redeem that number of escrowed Class A or E shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.



Additional information about and the terms of Statements of Intent are available from your FSF, or from CFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, C or T shares (other than shares of the Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Global Equity Fund (formerly named Liberty Newport Global Equity Fund), Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia International Equity Fund (formerly named Liberty International Equity Fund), Columbia European Thematic Equity Fund (formerly named Liberty European Thematic Equity Fund) and Columbia Global Thematic Equity Fund (formerly named Liberty Global Thematic Equity Fund) that were redeemed within 30 days of their acquisition by exchange from another fund) may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any Fund at the NAV next determined after CFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or CFS. Shareholders may exercise this privilege an unlimited amount of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.






PRIVILEGES OF COLUMBIA EMPLOYEES OR FINANCIAL SERVICE FIRMS (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS). Class A shares of certain Funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CFD and companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CFD; and such persons' families and their beneficial accounts.



PRIVILEGES OF COLUMBIA ACORN FUNDS (FORMERLY NAMED LIBERTY ACORN FUNDS) SHAREHOLDERS. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by CFD, may purchase Class A shares of any fund distributed by CFD at NAV in those cases where a Columbia Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.



EXCHANGES FOR CLIENTS OF AFFILIATES OF INVESTMENT ADVISOR. Clients of affiliates of CFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by CFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual Rule 12b-1 distribution and service fee.



SPONSORED ARRANGEMENTS. Class A, Class E and Class T shares (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares and shareholders who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds)) of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.



Class A, Class E and Class T shares (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with CFD pursuant to which the Funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.



WAIVER OF INITIAL SALES CHARGES (CLASS A AND CLASS T SHARES)



Class A share initial sales charges (but not contingent deferred sales charges) are waived for the following categories of investors:



         -        Galaxy Fund shareholders prior to December 1, 1995; and



         - Shareholders who (i) purchased Galaxy Fund Prime A Shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.



Class T share sales charges are waived for the following categories of investors:



         -        Galaxy Fund shareholders prior to December 1, 1995;



         - Shareholders who (i) purchased Galaxy Fund Retail A Shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and



         - Boston 1784 Fund shareholders on the date the Funds were reorganized into Galaxy Funds.



WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, E, matured F and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:


1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."



3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares
         (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.



4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by the Advisor.



6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Funds distributed by CFD for at least two years.



7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
         (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.



The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.



CLASS G SHARES. CDSCs are not assessed on Class G shares in the following circumstances: (a) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to
Section 403(b)(7) of the Code; (b) redemptions in connection with required (or, in some cases, discretionary) distributions to participants in qualified retirement or Keogh plans, individual retirement accounts or custodial accounts maintained pursuant to Section 403(b)(7) of the Code due to death, disability or the attainment of a specified age; (c) redemptions effected pursuant to a Fund's right to liquidate a shareholder's account if the aggregate net asset value of Class G shares held in the account is less than the minimum account size; (d) redemptions in connection with the combination of a Fund with any other investment company registered under the 1940 Act by merger, acquisition of assets, or by any other transaction; (e) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code; or (f) any redemption of Class G shares held by investors, provided the investor was the beneficial owner of shares of a Fund (or any of the other portfolios offered by Columbia or otherwise advised by Fleet or its affiliates) before December 1, 1995.





HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.


To sell shares directly to the Fund, send a signed letter of instruction or stock power form to CFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CFS for more information 1-800-345-6611.



FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to CFS and may charge for this service.



SYSTEMATIC WITHDRAWAL PLAN (SWP). If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B, C and F shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B, C or F share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.


A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.


A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.


SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.


A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CFS will not be liable for any payment made in accordance with the provisions of a SWP.



The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.


Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.


TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.



CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A shares of certain Funds)



Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CFS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.



Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.


NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.



INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES



The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.



INFORMATION APPLICABLE TO CLASS T SHARES RECEIVED BY FORMER GALAXY FUND RETAIL A SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. Unless otherwise noted, Class T shares received by former Galaxy Fund Retail A shareholders in connection with the reorganizations are subject to a 1% CDSC if the Retail A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Retail A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.



CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                                   REALLOWANCE TO
                                              REALLOWANCE TO DEALERS              DEALERS AS A % OF
                                             AS A % OF OFFERING PRICE              OFFERING PRICE
    AMOUNT OF TRANSACTION                    PER SHARE - BOND FUNDS          PER SHARE - EQUITY FUNDS
    ---------------------                     ----------------------         ------------------------
Less than $50,000                                      4.25                             5.00
$50,000 but less than $100,000                         3.75                             3.75
$100,000 but less than $250,000                        2.75                             2.75
$250,000 but less than $500,000                        2.00                             2.00
$500,000 but less than $1,000,000                      1.75                             1.75
$1,000,000 and over                                    0.00                             0.00



The appropriate reallowance to dealers will be paid by CFD to broker-dealer organizations which have entered into agreements with CFD. The reallowance to dealers may be changed from time to time.



Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Fleet's affiliates.



INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedule applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:



                                                    % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                       SHARES ARE SOLD
-----------------------------                       ---------------
     Through first year                                   5.00
     Through second year                                  4.00
     Through third year                                   3.00
     Through fourth year                                  3.00
     Through fifth year                                   2.00
     Through sixth year                                   1.00
     Longer than six years                                None



Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.



The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                                   % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                      SHARES ARE SOLD
-----------------------------                      ---------------
   Through first year                                   5.50
   Through second year                                  5.00
   Through third year                                   4.00
   Through fourth year                                  3.00
   Through fifth year                                   2.00
   Through sixth year                                   1.00
   Through the seventh year                             None
   Longer than seven years                              None



If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.



CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CFD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.



The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CFD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CFD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.



Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.


DISTRIBUTIONS


Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.


Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.


HOW TO EXCHANGE SHARES


Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange. Shares of certain Funds are not available to residents of all states. Consult CFS before requesting an exchange.



By calling CFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CFS will require customary additional documentation. Prospectuses of the other Funds are available from the CFD Literature Department by calling 1-800-426-3750.


A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.


Consult your FSF or CFS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.



Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund.


An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS


A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.


SHAREHOLDER LIABILITY


Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.


The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS


As described under the caption "Organization and History", the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.


At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS


                             STANDARD & POOR'S (S&P)


The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


                                   FITCH INC.


INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                                   APPENDIX II



                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
               ADOPTED JULY 1, 2003 AND REVISED FEBRUARY 11, 2004



POLICY:



ALL PROXIES FOR CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS BEEN GRANTED AUTHORITY TO VOTE SHALL BE VOTED IN A MANNER CONSIDERED TO BE IN THE BEST INTERESTS OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(1) AND THEIR SHAREHOLDERS WITHOUT REGARD TO ANY BENEFIT TO CMA OR ITS AFFILIATES. CMA SHALL EXAMINE EACH PROPOSAL AND VOTE AGAINST THE PROPOSAL, IF, IN ITS JUDGMENT, APPROVAL OR ADOPTION OF THE PROPOSAL WOULD BE EXPECTED TO IMPACT ADVERSELY THE CURRENT OR POTENTIAL MARKET VALUE OF THE ISSUER'S SECURITIES. IN ADDITION, CMA SHALL EXAMINE EACH PROPOSAL AND VOTE THE SECURITIES HELD ON BEHALF OF A CLIENT AGAINST THE PROPOSAL, IF, IN ITS JUDGMENT, THE PROPOSAL WOULD BE EXPECTED TO EFFECT ADVERSELY THE BEST INTEREST OF THE CLIENT. REFERENCES TO THE BEST INTEREST OF A CLIENT REFER TO THE INTEREST OF THE CLIENT IN TERMS OF THE POTENTIAL ECONOMIC RETURN ON THE CLIENT'S INVESTMENT. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT INSTRUCTS.



CMA ADDRESSES POTENTIAL MATERIAL CONFLICTS OF INTEREST BY HAVING A PREDETERMINED VOTING POLICY. FOR THOSE PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED POLICY, THE PROXY COMMITTEE WILL DETERMINE THE VOTE IN THE BEST INTEREST OF CMA'S CLIENTS, WITHOUT CONSIDERATION OF ANY BENEFIT TO CMA, ITS AFFILIATES OR ITS OTHER CLIENTS.



OVERVIEW:



CMA's policy is based upon its fiduciary obligation to act in its clients' best interests. In addition, the SEC recently adopted rules under the Investment Company Act of 1940 and the Investment Advisers Act of 1940. These rules impose obligations with respect to proxy voting on investment advisers and investment companies.



PROCEDURES:



I.       ACCOUNT POLICIES



Except as otherwise directed by the client, CMA shall vote as follows:



SEPARATELY MANAGED ACCOUNTS



CMA shall vote proxies on securities held in its separately managed accounts.



COLUMBIA TRUST COMPANY (CTC) TRUST POOLS



CMA shall vote proxies on securities held in the trust pools.



CMG FAMILY FUNDS/CMA FUND TRUST



CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.



COLUMBIA PRIVATE PORTFOLIO



CMA shall vote proxies on securities held in its separately managed accounts.



II.      PROXY COMMITTEE



CMA shall establish a Proxy Committee whose standing members shall include the heads of active equity and equity research, as well as representatives from fund administration, compliance and legal. Each portfolio manager (or sub-adviser) of a fund or account which holds securities of an issuer having a shareholder meeting, as well as the head of the asset class for which the security was selected, shall be an ad hoc member of the Proxy Committee in connection with the vote of proxies for the meeting.



The Proxy Committee's functions shall include, in part,


---------------------

(1) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

              (a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined policy provided in the Voting Guidelines in III
                  (A) below or which proposals require special consideration under III (B) below,



              (b) semi-annual review of this Proxy Voting Policy and Procedure to ensure consistency with internal policies and regulatory agency policies,



              (c) semi-annual review of existing Voting Guidelines and
                  development of additional Voting Guidelines to assist in the review of proxy proposals, and



              (d) development and modification of Voting Procedures as it deems appropriate or necessary.



In determining the vote of any proposal for which it has responsibility, the Proxy Committee shall consider whether the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. In addition, the Proxy Committee shall examine the proposal and vote the securities held on behalf of a client against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs.



In determining the vote on any proposal, the Proxy Committee shall not consider any benefit to CMA, any of its affiliates, any of its or its affiliates' clients, or of its customers or service providers, other than benefits to the owner of the securities to be voted.



The Proxy Committee shall create a charter, which shall be consistent with this policy and procedure. The charter shall set forth the Committee's purpose, membership and operation. The charter shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.



III.     VOTING GUIDELINES



In general, proposals which are designed to either dissuade or preclude the acquisition and/or merger of one corporate entity by/with another, or have the effect of diluting the value of the existing shares outstanding, or reduce the shareholders' power over any company actions will be rejected.



A.       THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING
         PROXIES:



1.       Matters Relating to the Board of Directors/Corporate Governance



         CMA generally will vote FOR:



              - Proposals for the election of directors or for an increase or decrease in the number of directors provided that a majority of directors would be independent.



                  However, CMA generally will WITHHOLD votes for one or more director nominees if: (i) the board as proposed to be constituted would not have a majority of independent directors; or (ii) the board does not have nominating, audit and compensation committees comprised solely of independent directors.



                  On a CASE BY CASE basis, CMA may withhold votes for a director nominee who has failed to observe good corporate governance practices or, through specific action or inaction, has demonstrated a disregard for the interests of shareholders.



              - Proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange. At least one member of the Audit Committee must qualify as a "financial expert" within the definition set forth in rules of the SEC.



              -   Proposals to declassify boards.



              - Proposals to indemnify the board of directors through self-insurance plans or the purchase of insurance (though it is not the intent to eliminate director responsibility for negligence or breaches of fiduciary duty).



              - Proposals to create or eliminate positions or titles for senior management, though CMA prefers that the role of Chairman of the Board and CEO be held by different persons. (In evaluating such proposals, CMA will consider the size of the company and the nature of the shareholder base).

              - Proposals for the annual appointment or approval of independent corporate auditors. An auditor will usually be thought of as independent unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates.



              - Proposals that restore shareholder ability to remove directors with or without cause.



              - Proposals that encourage directors to own a minimum amount of stock.



              - Proposals to permit shareholders to elect directors to fill board vacancies.



              -   Proposals for the company to adopt confidential voting.



         CMA will vote on a CASE-BY-CASE basis in contested elections of directors.



         CMA generally will vote AGAINST:



              -   Proposals to classify boards.



              - Proposals that give management the ability to alter the size of the board without shareholder approval.



              - Proposals that provide directors may be removed only by supermajority vote.



              - Proposals which allow more than one vote per share in the election of directors.



              - Proposals that provide only continuing directors may elect replacements to fill board vacancies.



              - Shareholder proposals that mandate a minimum amount of stock that directors must own.



              - Shareholder proposals to limit the tenure of outside directors.



2.       Compensation



         CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans, or thrift plans) if they are consistent with business practice. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares of expired options) exceed 10% of the currently outstanding shares overall or 3% for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interests of the clients. CMA requires management to provide substantial justification for the repricing of options.



         CMA generally will vote FOR:



              - Shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted to shareholder ratification.



              - Shareholder proposals asking a company to expense stock options.



              - Shareholder proposals to put option repricings to a shareholder vote.



              - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no loess than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.



         CMA generally will vote AGAINST:



              - Stock option plans that permit issuance of options with an exercise price below the stock's current market price.

3.       Capitalization



         CMA generally will vote FOR:



              - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover action or the proposal increases the authorization by more than 50% without a clear need presented by the company.



              - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.



              - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.



              -   Proposals to reduce or change the par value of common stock.



              - Proposals to create blank check preferred stock (i.e., with unspecified voting, conversion, dividend distribution and other rights), as long as the company expressly states that the stock will not be used as an anti-takeover defense.



         CMA generally will vote AGAINST:



              - Proposals to create a new class of common stock with supermajority voting rights (i.e., dual class stock).



4.       Mergers, Restructurings and Other Transactions



         CMA will review, on a CASE BY CASE basis, business transactions such as mergers, acquisitions, asset sales, reorganizations, liquidations, spinoffs and other transactions.



5.       Anti-Takeover Measures



         CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:



         Poison Pills



              - CMA will vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.



              - CMA generally votes FOR shareholder proposals to redeem a poison pill and AGAINST management proposals to ratify a poison pill.



         Greenmail



              - CMA will vote FOR proposals to adopt anti-greenmail charter or by law amendments or otherwise restrict a company's ability to make greenmail payments.



         Supermajority vote



              - CMA will vote AGAINST management proposals to require a supermajority shareholder vote to approve any proxy proposal, in particular, proposals to approve mergers and other significant corporate transactions.



              - CMA will vote FOR shareholder proposals to lower supermajority vote requirements.



6.       Other Business Matters



         CMA generally will vote FOR



              - Proposals to approve the minutes of a prior meeting, or to change the date, location or time of the annual meeting.



              - Bylaw or charter changes that are of a housekeeping nature (updates or corrections).



              -   Proposals to approve a change in the company's name.


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              -   Proposals to change the location of the company's principal place of business, provided the purpose is not to reduce the scope of adequate regulatory or financial supervision.



              - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.



              - Proposals that endorse the recruitment, development and promotion of personnel on a non-discriminatory merit basis, regardless of race, creed, color or gender.



         CMA generally will vote AGAINST:



              - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.



              - Authorization to transact other unidentified, substantive business at a meeting.



              - Proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.



              - Proposals authorizing the company's board of directors to adopt, amend or repeal bylaws without shareholder approval.



              -   Proposals to vote unmarked proxies in favor of management.



B.            ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.



A Portfolio Manager, sub-adviser or other party involved with a client's or Fund's account may conclude that the interest of the client or Fund requires that a proxy be voted on a proposal in a manner that differs from the predetermined proxy voting policy. In this situation, he or she shall request that the Proxy Committee consider voting the proxy on the proposal other than according to the predetermined policy provided in III (A) above. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to the predetermined policy, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.



The Proxy Committee may vary from the predetermined policy if it determines that voting on the proposal according to the predetermined policy would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs. In determining the vote on any proposal, the Proxy Committee shall not consider any benefit other than benefits to the owner of the securities to be voted.



C.            PROPOSALS REQUIRING SPECIAL CONSIDERATION



The following proposals require individual, special consideration. The Proxy Committee will determine how proxies related to each of these proposals will be voted. The Proxy Committee shall determine to vote against any such proposal which would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs In determining the vote on any proposal, the Proxy Committee shall not consider any benefit other than benefits to the owner of the securities to be voted.



              1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Guideline, which will be incorporated into this Proxy Voting Policy and Procedures.



              2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").



              3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.



              4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with these Proxy Voting Guidelines.

              5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified above under III (A), e.g., election of directors, selection of accountants.



              6. SHAREHOLDER PROPOSALS. Shareholder proposals that are not covered by III (A) above will be reviewed individually.



              7.  EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in III
                  (A), proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.



              8. PRE-EMPTIVE RIGHTS. Proposals to create or eliminate pre-emptive rights. In evaluating proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.



If any person (or entity) requests that the Proxy Committee (or any of its members) vote a proxy in a specific manner, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.



IV.                VOTING PROCEDURES



The Proxy Committee has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in Section III above. The Proxy Committee may revise these procedures from time to time, as it deems appropriate or necessary to effect the purposes of this Policy and Procedures.



     - CMA shall use Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS shall provide proxy analysis and record keeping services.



     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in an account advised by CMA. Information on equity holdings for the international portfolio shall be sent weekly.



     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be noted and resolved by ISS.



     - Whenever a vote is solicited, ISS shall send CMA a request to vote over a secure website. CMA personnel shall check this website daily. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section III. CMA shall promptly provide ISS with any amendments or modifications to the Guidelines. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.



     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.



     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of a client requires another vote or the proposal is a matter on which the Proxy Committee has discretion under Section III.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or "Socially Responsible " clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or "Socially Responsible " clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.





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


              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                   COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                        SERIES OF COLUMBIA FUNDS TRUST V
                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2004

This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Florida Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Bond Fund (each a Fund and collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Florida Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Municipal Bond Fund, Columbia New York Municipal Bond Fund, Columbia Pennsylvania Municipal Bond Fund and Columbia Rhode Island Municipal Bond Fund dated March 1, 2004 or the Columbia Intermediate Tax-Exempt Bond Fund dated March 1, 2004, as applicable. This SAI should be read together with the relevant Fund's Prospectus and most recent Annual Report. Investors may obtain a free copy of a Prospectus and the Annual Reports from Columbia Funds Distributor, Inc. ("CFD"), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Auditors appearing in each Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.


TABLE OF CONTENTS

Part 1                                                                      PAGE

Definitions..............................................................      c
Organization and History.................................................      c
Investment Goal and Policies.............................................      d
Fundamental and Non-Fundamental Investment Policies......................      d
Connecticut Tax Considerations...........................................     bb
Florida Tax Considerations...............................................     bb
Massachusetts Tax Considerations.........................................     cc
New Jersey Tax Considerations............................................     cc
New York Tax Considerations..............................................     cc
Pennsylvania Tax Considerations..........................................     cc
Rhode Island Tax Considerations..........................................     cc
Portfolio Turnover.......................................................     dd
Fund Charges and Expenses................................................     dd
Custodian of the Funds...................................................    fff
Independent Auditors/Accountants of the Fund......................  .....    fff


CST-16/235R-0204

                                        a

Part 2

Miscellaneous Investment Practices.......................................      1
Taxes....................................................................     20
Counsel to the Fund......................................................     23
Management of the Funds..................................................     23
Determination of Net Asset Value.........................................     31
How to Buy Shares........................................................     32
Special Purchase Programs/Investor Services..............................     32
Programs for Reducing or Eliminating Sales Charges.......................     35
How to Sell Shares.......................................................     37
Distributions............................................................     41
How to Exchange Shares...................................................     41
Suspension of Redemptions................................................     41
Shareholder Liability....................................................     42
Shareholder Meetings.....................................................     42
Appendix I...............................................................     44
Appendix II..............................................................     44


                                        b

                                     PART 1
              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                   COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2004

DEFINITIONS
"Connecticut Fund" or "Fund"                Columbia Connecticut Intermediate Municipal Bond Fund
"Florida Fund" or "Fund"                    Columbia Florida Intermediate Municipal Bond Fund
"Massachusetts Fund" or "Fund"              Columbia Massachusetts Intermediate Municipal Bond Fund
"New Jersey Fund" or "Fund"                 Columbia New Jersey Intermediate Municipal Bond Fund
"New York Fund" or "Fund"                   Columbia New York Intermediate Municipal Bond Fund
"Pennsylvania Fund" or "Fund"               Columbia Pennsylvania Intermediate Municipal Bond Fund
"Rhode Island Fund" or "Fund"               Columbia Rhode Island Intermediate Municipal Bond Fund
"Intermediate Tax-Exempt Fund" or "Fund"    Columbia Intermediate Tax-Exempt Bond Fund
"Predecessor Fund" or "Predecessor Funds"   See below under "Organization and History"
"Trust"                                     Columbia Funds Trust V
"Advisor"                                   Columbia Management Advisors Inc., the Funds'
                                            investment advisor and administrator
"CFD"                                       Columbia Funds Distributor, Inc., (formerly named
                                            Liberty Funds Distributor, Inc.) the Funds' distributor
"CFS"                                       Columbia Funds Services, Inc., (formerly named Liberty
                                            Funds Services, Inc.) the Funds' shareholder services
                                            and transfer agent


ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1986. Each Fund is an open-end, management investment company that represents the entire interest in a separate series of the Trust. The Intermediate Tax-Exempt Fund is a diversified series of the Trust, while each of the other Funds is a non-diversified series of the Trust. Each Fund is the successor to a separate series of The Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. On November 18, 2002, November 25, 2002, and December 9, 2002, the series of The Galaxy Fund to which the Funds succeeded (the "Predecessor Funds") were reorganized as separate series of the Trust. Class T shares of the Funds were issued in exchange for Retail A Shares of the Predecessor Funds, Class G shares of the Funds were issued in exchange for Retail B Shares of the Predecessor Funds and Class Z shares of the Funds were issued in exchange for Trust Shares of the Predecessor Funds.

The New Jersey Fund commenced operations on April 3, 1998; the New York Fund commenced operations on December 31, 1991; and the Rhode Island Fund commenced operations on December 20, 1994.


The Pennsylvania Fund commenced operations as a separate portfolio (the "Predecessor Pillar Fund") of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of The Galaxy Fund (the "Pillar Reorganization"). Prior to the Pillar Reorganization, the Predecessor Pillar Fund offered and sold shares of beneficial interest that were similar to The Galaxy Fund's Trust Shares and Retail A Shares.


The Connecticut Fund, Florida Fund, Massachusetts Fund and Intermediate Tax-Exempt Fund commenced operations as separate portfolios (each a "Predecessor Boston 1784 Fund," and collectively, the "Predecessor Boston 1784 Funds") of the Boston 1784 Funds. On June 26, 2000, each Predecessor Boston 1784 Fund was reorganized as a new portfolio of The Galaxy Fund (the "Boston 1784 Reorganization"). Prior to the Boston 1784 Reorganization, the Predecessor Boston 1784 Funds offered and sold one class of shares. In connection with the Boston 1784 Reorganization, shareholders of the Predecessor Boston 1784 Funds exchanged their shares for Shares, Trust Shares and/or BKB Shares of the Predecessor Funds to the Intermediate Tax-Exempt Fund, Connecticut Fund, Massachusetts Fund and Florida Fund, respectively. Shareholders of the Predecessor Boston 1784 Funds who purchased their shares through an investment management, trust, custody, or other agency relationship with

                                        c

BankBoston, N.A. received Shares or Trust Shares of the Funds. BKB Shares were issued to shareholders of the Predecessor Boston 1784 Funds who were not eligible to receive Trust Shares at the time of the Boston 1784 Reorganization. On June 26, 2001, BKB Shares of the Funds converted into Retail A Shares upon a finding by the Board of Trustees of The Galaxy Fund at a meeting held on May 31, 2001, that such conversion was in the best interest of the holders of BKB Shares.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

Effective April 1, 1999, the Trust changed its name from Colonial Trust V to Liberty Funds Trust V. Effective October 13, 2003, the Trust changed its name from Liberty Funds Trust V to its current name.

On October 13, 2003, each of the Funds changed their names as follows:

Former Name:                                             Current Name:
------------------------------------------------------   -------------------------------------------------------
LIBERTY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND     COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
LIBERTY FLORIDA INTERMEDIATE MUNICIPAL BOND FUND         COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
LIBERTY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND   COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
LIBERTY NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND      COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
LIBERTY NEW YORK INTERMEDIATE MUNICIPAL BOND FUND        COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
LIBERTY PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND    COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
LIBERTY RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND    COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
LIBERTY INTERMEDIATE TAX-EXEMPT BOND FUND                COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

INVESTMENT GOALS AND POLICIES
The Prospectuses describe each Fund's investment goal and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:


     Short-Term Trading
     Lower-Rated Debt Securities
     Other Investment Companies

     Zero Coupon Securities (Zeros) (the Connecticut, Florida, Massachusetts and
      Intermediate Tax-Exempt Funds only)
     Pay-In-Kind (PIK) Securities (the Pennsylvania Fund only)

     Money Market Instruments

     Stripped Obligations (the Connecticut, Florida, Massachusetts and
      Intermediate Tax-Exempt Funds only)

     Municipal Securities
     Private Activity Bonds

     Municipal Lease Obligations (the Connecticut, Florida, Massachusetts,
      Pennsylvania and Intermediate Tax-Exempt Funds only)

     Securities Loans
     Forward Commitments ("When-Issued" Securities (all Funds) and "Delayed
      Delivery" Securities (the NJ, NY and RI Funds only))

     Mortgage-Backed Securities (all Funds except the Pennsylvania Fund) Non-Agency Mortgage-Backed Securities (all Funds except the Pennsylvania
      Fund)
     Asset-Backed Securities (all Funds except the Pennsylvania Fund)

     Repurchase Agreements

     Reverse Repurchase Agreements (all Funds except the Pennsylvania Fund) Options on Securities (Limited to writing covered call options for hedging purposes only and purchasing put and call options) (the Connecticut, Florida, Massachusetts and Intermediate Tax-Exempt Funds only)


                                        d

     Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
     Foreign Currency Transactions (the Connecticut, Florida, Massachusetts and
      Intermediate Tax-Exempt Funds only)

     Participation Interests
     Stand-by Commitments
     Swap Agreements

     Rule 144A Securities (the Pennsylvania Fund only)

     Variable and Floating Rate Obligations

     Convertible Securities (the Connecticut, Florida, Massachusetts and
      Intermediate Tax-Exempt Fund only)
     Guaranteed Investment Contracts (all Funds except the Pennsylvania Fund)

     Bank Investment Contracts (the NJ, NY and RI Funds only)

     Loan Participations (the Connecticut, Florida, Massachusetts and
      Intermediate Tax-Exempt Funds only)
     Structured Investments (the Pennsylvania Fund only)
     Yankee Obligations (the Pennsylvania Fund only)


Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES
In addition to each Fund's investment goal as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

Connecticut Fund
As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Connecticut Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of Connecticut, its political sub-divisions, or any public instrumentality, state or local authority, district or similar public entity created under the laws of Connecticut and certain other governmental issuers (which may include issuers located outside Connecticut such as Puerto Rico), the interest on which is, in the opinion of qualified legal counsel, exempt from regular federal income tax (including the federal alternative minimum tax) and from Connecticut personal income tax by virtue of federal law ("Connecticut Municipal Securities"). The Fund may comply with this 80% policy by investing in a partnership, trust or other entity which invests in such Connecticut Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Connecticut Municipal Securities in the same proportion as such entity's investment in such Connecticut Municipal Securities bears to its net assets. Dividends derived from interest on Municipal Securities other than Connecticut Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but subject to Connecticut personal income tax. See Part 2 of this SAI under the caption, "Taxes".

Florida Fund
As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Florida Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities, issued by or on behalf of the State of Florida, its political sub-divisions, authorities, agencies, instrumentalities and corporations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income taxes (including the federal alternative minimum tax), and that are exempt from Florida intangible personal property tax ("Florida Municipal Securities"). Dividends derived from interest on Municipal Securities other than Florida Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to Florida intangible personal property tax. See Part 2 of this SAI under the caption, "Taxes".

Massachusetts Fund
As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Massachusetts Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities, issued by or on behalf of the Commonwealth of Massachusetts, its political sub-

                                        e
divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside Massachusetts such as Puerto Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax (including the federal alternative minimum tax) and Massachusetts personal income tax ("Massachusetts Municipal Securities"). The Fund may comply with this 80% policy by investing in a partnership, trust, regulated investment company or other entity which invests in such Massachusetts Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Massachusetts Municipal Securities in the same proportion as such entity's investment in such Massachusetts Municipal Securities bears to its net assets. Dividends derived from interest on Municipal Securities other than Massachusetts Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to Massachusetts personal income tax. See Part 2 of this SAI under the caption, "Taxes".

New Jersey Fund
As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the New Jersey Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of New Jersey, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside New Jersey such as Puerto
Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax (including the federal alternative minimum tax) and New Jersey personal income tax ("New Jersey Municipal Securities"). Dividends derived from interest on Municipal Securities other than New Jersey Municipal Securities will generally be exempt from regular federal income tax but may be subject to New Jersey personal income tax (including the federal alternative minimum tax). See Part 2 of this SAI under the caption, "Taxes".

New York Fund
As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the New York Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of New York, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside New York such as Puerto Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax (including the federal alternative minimum tax) and New York State and New York City personal income tax ("New York Municipal Securities"). Dividends derived from interest on Municipal Securities other than New York Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to New York State and New York City personal income tax. See Part 2 of this SAI under the caption, "Taxes".

Pennsylvania Fund
As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Pennsylvania Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside Pennsylvania), the interest on which is exempt from both federal income tax (including the federal alternative minimum tax) and Pennsylvania state income tax ("Pennsylvania Municipal Securities"). Dividends derived from interest on Municipal Securities other than Pennsylvania Municipal Securities will generally be exempt from regular federal income tax but may be subject to Pennsylvania state income tax. See Part 2 of this SAI under the caption, "Taxes".

Municipal Securities that the Pennsylvania Fund may purchase include: (i) municipal notes which are rated at least SP-1 by Standard & Poor's ("S&P") or MIG-1 or V-MIG-1 by Moody's Investors Service, Inc. ("Moody's") at the time of investment or, if not rated, determined by the Advisor to be of comparable quality; and (ii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or, if not rated, determined by the Advisor to be of comparable quality.

The Pennsylvania Fund may invest in commercial paper issued by corporations and other entities without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper").
Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of the Fund's limitation on purchases of illiquid instruments, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

                                        f

Although there is no limit on the percentage of portfolio securities that the Pennsylvania Fund may purchase subject to stand-by commitments, the amount paid directly or indirectly for all standby commitments, which are not integral parts of the security as originally issued, held by the Fund will not exceed 0.5% of the Fund's total assets calculated immediately after acquisition.

Under normal conditions, the Pennsylvania Fund's investments in private activity bonds will not exceed 10% of the Fund's total assets. The Pennsylvania Fund has no present intention of investing in private activity bonds.

Rhode Island Fund
As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Rhode Island Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of Rhode Island, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside Rhode Island such as Puerto
Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income taxes (including the federal alternative minimum tax) and Rhode Island personal income taxes ("Rhode Island Municipal Securities"). Dividends derived from interest on Municipal Securities other than Rhode Island Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to Rhode Island personal income tax. See Part 2 of this SAI under the caption, "Taxes".

Intermediate Tax-Exempt Fund
As a matter of fundamental policy that cannot be changed without the requisite consent of the Intermediate Tax-Exempt Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities. The Fund may comply with this 80% policy by investing in a partnership, trust, regulated investment company or other entity which invests in such Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Municipal Securities in the same proportion as such entity's investment in such Municipal Securities bears to its net assets.




                                        g

Additional Fundamental Investment Policies
The Connecticut Fund, Florida Fund, Massachusetts Fund, New Jersey Fund, New York Fund, Rhode Island Fund and Intermediate Tax-Exempt Fund may not:

     1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

     2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that the Florida Fund may invest all of its investable assets in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment goal and policies and substantially the same investment restrictions as those applicable to the Fund). This limitation does not apply, however, to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

     3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions, and (b) with respect to the Florida Fund, investment of all the investable assets of the Fund in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment goal and policies and substantially the same investment restrictions as those applicable to the Fund)).

     4.   Make loans except to the extent permitted by the 1940 Act.

     5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

     6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

     7. Purchase or sell commodities or commodity contracts except that a Fund may, to the extent consistent with its investment goal and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

The Pennsylvania Fund may not:

     1. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 33-1/3% of the value of the Fund's total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's total assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings in excess of 5% of the value of the Fund's total assets will be repaid before making additional investments and any interest paid on such borrowing will reduce income.

     2. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by Investment Limitation No. 8 in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

     3. Purchase or sell real estate or real estate limited partnership interests; provided that this shall not prevent the Fund from investing in readily marketable securities of issuers which own or invest in real estate.

     4. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

     5. Act as an underwriter of securities of other issuers, except as it may be deemed an underwriter under federal securities laws in selling a security held by the Fund.

     6. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

     7. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

                                        h

     8. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment goal and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in the Prospectuses and in this SAI.

     9. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities or, to investments in tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

With respect to Investment Limitation No. 1 for each of the Funds except the Pennsylvania Fund (limitation No. 8) above, the 1940 Act currently permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest).

With respect to Investment Limitation No. 2 (No. 6 for the Pennsylvania Fund) above, the 1940 Act currently prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

With respect to Investment Limitation No. 4 above for all funds except the Pennsylvania Fund, the 1940 Act currently permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

With respect to Investment Limitation Nos. 6 for the Pennsylvania Fund above and 4 in the Non-Fundamental policies below, the 1940 Act currently prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

Non-Fundamental Investment Policies
The following investment limitations with respect to the Connecticut Fund, Florida Fund, Massachusetts Fund, New Jersey Fund, New York Fund, Rhode Island Fund and Intermediate Tax-Exempt Fund may be changed by the Trust's Board of Trustees without shareholder approval:

1. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.


2. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof, except that a Fund may, to the extent consistent with its investment goal and policies, write covered call options and purchase and sell other options.

3. A Fund may not purchase securities of companies for the purpose of exercising control.

4. A Fund may not purchase the securities of other investment companies except as permitted by the 1940 Act, except that the Florida Fund may invest all of its investable assets in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment goal and policies and substantially the same investment restrictions as those applicable to the Fund).


The following investment limitations with respect to the New Jersey Fund, New York Fund and Rhode Island Fund may be changed by the Trust's Board of Trustees without shareholder approval:

1. Each of the New Jersey Fund, New York Fund and Rhode Island Fund may not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that up to 50% of the value of the Fund's total assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer.


                                        j

5. A Fund may not invest more than 15% of its net assets in illiquid securities.

2. Each Fund may invest in foreign securities to the extent consistent with its investment goal and policies.


The following investment limitations with respect to the Connecticut Fund, Florida Fund, Massachusetts Fund and Intermediate Tax-Exempt Fund may be changed by the Trust's Board of Trustees without shareholder approval:


1.   No Fund may invest in warrants.

2. No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of that Fund's net assets, provided that this limitation does not apply to an investment of all of the investable assets of the Florida Fund in a Qualifying Portfolio (i.e. a diversified, open-end management investment company having the same investment goal and policies and substantially the same investment restrictions as those applicable to the Fund).

3. No Fund may purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, member or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, members and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

4. No Fund may invest in interests in oil, gas or other mineral exploration or development programs. No Fund may invest in oil, gas or mineral leases.


The following investment limitations with respect to the Pennsylvania Fund may be changed by the Trust's Board of Trustees without shareholder approval:


1. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

2. Write or sell puts, calls, warrants or combinations thereof, except that the Fund may purchase securities subject to a stand-by commitment and, to the extent consistent with its investment goal and policies, write covered call options and purchase and sell other options.

3. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, member or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, members and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

4.   Invest in companies for the purpose of exercising control.

5.   Invest more than 15% of the value of its net assets in illiquid securities.

Municipal Securities purchased by the Funds will consist primarily of issues which are rated at the time of purchase within the four highest rating categories assigned by S&P or Moody's or unrated instruments determined by the advisor to be of comparable quality. Municipal Securities rated within the four highest rating categories assigned by S&P (AAA, AA, A and BBB) or Moody's (Aaa, Aa, A and Baa) are considered to be investment grade. Municipal Securities rated in the lowest of the four highest rating categories assigned by S&P or Moody's are considered to have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade Municipal Securities. Such Municipal Securities will be purchased (and retained) only when the Advisor believes the issuers have an adequate capacity to pay interest and repay principal. If the ratings of a particular Municipal Security purchased by a Fund are subsequently downgraded below the four highest ratings categories assigned by S&P or Moody's, such factor will be considered by the Advisor in its evaluation of the overall merits of that Municipal Security, but such ratings will not necessarily result in an automatic sale of the Municipal Security unless the Municipal Security, together with any other securities held by the Fund that are rated below investment grade, exceed 5% of the Fund's net assets. Under normal market and economic conditions, at least 65% of each Fund's total assets will be invested in Municipal Securities rated in the three highest rating categories assigned by S&P or Moody's. See Appendix I to Part 2 of this Statement of Additional Information for a description of S&P's and Moody's rating categories.


Although no Fund presently intends to do so on a regular basis, each Fund may invest more than 25% of its assets in Municipal Securities the interest on which is paid solely from revenues on similar projects if such investment is deemed necessary or appropriate by the Advisor. To the extent that a Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the particular risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

                                        k

Among other instruments, the Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, commercial paper, construction loan notes and other forms of short-term loans that, with respect to the Intermediate Tax-Exempt Fund, Connecticut Fund, Florida Fund and Massachusetts Fund, are rated in the two highest rating categories assigned by a rating agency with respect to such instruments or, if unrated, determined by the advisor to be of comparable quality. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds to the extent consistent with the limitations set forth in the Prospectuses.

Investments in private activity bonds will not be treated as investments in Municipal Securities for purposes of the 80% requirement mentioned above and, under normal conditions, will not exceed 20% of a Fund's total assets when added together with any taxable investments held by the Fund.

The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment goal and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

Each Fund currently expects that forward commitments, when-issued purchases and delayed settlements will not exceed 25% of the value of a Fund's total assets absent unusual market conditions. In the event a Fund's forward commitments, when-issued purchases and delayed settlements ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of the Advisor to manage the Fund might be adversely affected. The Funds do not intend to engage in when-issued purchases, forward commitments and delayed settlements for speculative purposes, but only in furtherance of their investment goals.

A Fund will not invest more than 10% of its total assets in asset-backed securities.

Each of the Intermediate Tax-Exempt Fund, Connecticut Fund, Florida Fund and Massachusetts Fund may also invest in mortgage-backed securities not issued by governmental issuers which are rated in one of the top three rating categories by S&P, Moody's or Fitch Ratings, or if unrated, determined by the Advisor to be of comparable quality.

Each Fund will only enter into repurchase agreements with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by the Advisor. None of the Funds will enter into repurchase agreements with the Advisor or any of its affiliates. Investments by the Funds in repurchase agreements will be, under normal market conditions, subject to such Fund's 20% overall limit on taxable obligations.

Each of the Intermediate Tax-Exempt Fund, Connecticut Fund, Florida Fund and Massachusetts Fund may write covered call options provided that the aggregate value of such options does not exceed 10% of such Fund's net assets as of the time such Fund enters into such options. These Funds may write covered call options for hedging purposes only and will not engage in option writing strategies for speculative purposes.


Each of the New Jersey Fund, New York Fund and Rhode Island Fund may purchase and sell municipal bond index futures contracts as a hedge against changes in market conditions. Each of these Funds may also enter into contracts for the future delivery of fixed income securities commonly known as interest rate futures contracts. These Funds will not engage in futures transactions for speculation, but only to hedge against changes in the market values of securities which the Funds hold or intend to purchase. Each of these Funds will limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets after taking into account any unrealized profits and unrealized losses on the Fund's open contracts. In addition, no more than one-third of each of these Fund's total assets may be covered by such contracts.


Subject to applicable laws, each of the Intermediate Tax-Exempt Fund, Connecticut Fund, Massachusetts Fund and Florida Fund may enter into bond and interest rate futures contracts and, for hedging purposes only, purchase and write options on futures contracts. These Funds intend to use futures contracts only for bona fide hedging purposes.

                                        l

The New Jersey Fund, New York Fund and Rhode Island Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method.

Because the Intermediate Tax-Exempt Fund, Connecticut Fund, Florida Fund and Massachusetts Fund may buy and sell securities denominated in currencies other than the U.S. dollar, these Funds from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies. These Funds also may engage in currency swaps.

The Connecticut Fund, Florida Fund, Massachusetts Fund and Intermediate Tax-Exempt Fund may invest in securities issued by other investment companies and foreign investment trusts. Each of these Funds may also invest up to 5% of its total assets in closed-end investment companies that primarily hold securities of non-U.S. issuers.

The Pennsylvania Fund may invest up to 10% of its total assets in securities issued by other open-end or closed-end investment companies. In addition, certain investment companies may issue securities that are considered structured securities. See "Structured Investments" in Part 2 of this SAI. Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of the securities issued by such investment companies.

Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.


CONNECTICUT TAX CONSIDERATIONS
Dividends paid by the Connecticut Fund that qualify as exempt-interest dividends for federal income tax purposes are not subject to the Connecticut personal income tax imposed on resident and non-resident individuals, trusts and estates to the extent that they are derived from Connecticut Municipal Securities (as defined above). Other Fund dividends and distributions, whether received in cash or additional shares, may be subject to this tax, except that, in the case of shareholders who hold their shares of the Fund as capital assets, distributions treated as capital gain dividends for federal income tax purposes are not subject to the tax to the extent that they are derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or any public instrumentality, state or local authority, district or similar public entity created under the laws of Connecticut. Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the federal alternative minimum tax, other than any derived from Connecticut Municipal Securities, could cause liability for the net Connecticut minimum tax applicable to investors subject to the Connecticut personal income tax who are required to pay the federal alternative minimum tax. Dividends paid by the Fund, including those that qualify as exempt-interest dividends for federal income tax purposes, are taxable for purposes of the Connecticut Corporation Business Tax; however, 70% of amounts that are treated as dividends and not as exempt-interest dividends or capital gain dividends for federal income tax purposes are deductible for purposes of this tax, but no deduction is allowed for expenses related thereto. Shares of the Fund are not subject to property taxation by Connecticut or its political subdivisions.


FLORIDA TAX CONSIDERATIONS
The State of Florida does not currently impose an income tax on individuals. Thus, individual shareholders of the Florida Fund will not be subject to any Florida income tax on distributions received from the Fund. However, Florida does currently impose an income tax on certain corporations. Consequently, distributions may be taxable to corporate shareholders.

                                        m

The State of Florida currently imposes an "intangibles tax" at the annual rate of 1 mill or 0.10% on certain securities and other intangible assets owned by Florida residents. Every natural person is entitled to an exemption of the first $20,000 of the value of taxable property. Spouses filing jointly are entitled to a $40,000 exemption. These exemptions are scheduled to increase to $250,000 for single filers, and to $500,000 for spouses filing jointly effective July 1, 2003. Also effective July 1, 2002, every taxpayer that is not a natural person is entitled each year to an exemption of the first $250,000 of the value of the property otherwise subject to the tax. Notes, bonds and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, or by the United States Government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) as well as cash are exempt from this intangibles tax. If on December 31 of any year at least 90% of the net asset value of the portfolio of the Florida Fund consists solely of such exempt assets, then the Fund's shares will be exempt from the Florida intangibles tax payable in the following year.

In order to take advantage of the exemption from the intangibles tax in any year, it may be necessary for the Fund to sell some of its non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets, including cash before December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Fund's investment return and might exceed any incremental increase in investment return the Fund achieved by investing in non-exempt assets during the year.

Outside the State of Florida, income distributions may be taxable to shareholders under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations or U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

MASSACHUSETTS TAX CONSIDERATIONS
Distributions by the Massachusetts Fund to its shareholders are exempt from Massachusetts personal income taxation to the extent they are derived from (and designated by the Fund as being derived from) (i) interest on Massachusetts Municipal Securities (as defined above), (ii) capital gains realized by the Fund from the sale of certain Massachusetts Municipal Securities, or (iii) interest on U.S. Government obligations exempt from state income taxation. Distributions from a Fund's other net investment income and short-term capital gains will be taxable as ordinary income. Distributions from a Fund's net long-term capital gains will be taxable as long-term capital gains regardless of how long the shareholder has owned Fund shares. The tax treatment of distributions is the same whether distributions are paid in cash or in additional shares of the Fund. Shareholders should consult their tax advisers with respect to the Massachusetts tax treatment of capital gain distributions from each Fund.

Distributions by the Massachusetts Fund to corporate shareholders, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax. Fund shares are not, however, subject to property taxation by Massachusetts or its political subdivisions.

NEW JERSEY TAX CONSIDERATIONS
It is anticipated that substantially all dividends paid by the New Jersey Fund will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey Municipal Securities (as defined above), or as interest or gain from direct U.S. Government obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Fund are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

NEW YORK TAX CONSIDERATIONS
With respect to the New York Fund, exempt-interest dividends (as defined for federal income tax purposes), derived from interest on New York Municipal Securities (as defined above) will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes), provided the interest on such obligations is and continues to be exempt from applicable federal income taxes and New York State and New York City personal income taxes. To the extent that investors are subject to state and local taxes outside of New York State and New York City, dividends paid by the Fund will generally be taxable income

                                        n
for purposes thereof. Dividends and distributions derived from income (including capital gains on all New York Municipal Securities) other than interest on New York Municipal Securities described above are not exempt from New York State and New York City taxes. Interest or indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes or for New York State or New York City personal income tax purposes.

PENNSYLVANIA TAX CONSIDERATIONS
Shareholders of the Pennsylvania Fund will not be subject to Pennsylvania personal income tax on distributions from the Fund attributable to interest income from Pennsylvania Municipal Securities held by the Fund. The exemption from Pennsylvania personal income tax also will extend to interest on obligations of the United States, its territories and certain of its agencies and instrumentalities (collectively, "Federal Securities"). In addition, shareholders of the Fund who are Philadelphia residents will not be subject to the Philadelphia School District net income tax on distributions from the Fund attributable to interest income from Pennsylvania Municipal Securities.

Distributions derived from investments other than Pennsylvania Municipal Securities and Federal Securities and distributions from net realized capital gains will be subject to the Pennsylvania personal income tax and the Philadelphia School District net income tax, except that distributions attributable to capital gains on investments held by the Fund for more than six months are not subject to the Philadelphia School District net income tax. Gain on the disposition of a share of the Pennsylvania Fund will be subject to Pennsylvania personal income tax and the Philadelphia School District net income tax, except that gain realized with respect to a share held for more than six months is not subject to the Philadelphia School District net income tax.

RHODE ISLAND TAX CONSIDERATIONS
The Rhode Island Fund has received a ruling from the Rhode Island Division of Taxation to the effect that distributions by it to its shareholders are exempt from Rhode Island personal income taxation and the Rhode Island business corporation tax to the extent they are derived from (and designated by the Fund as being derived from) interest earned on Rhode Island Municipal Securities (as defined above) or obligations of the United States. Distributions from the Fund's other net investment income and short-term capital gains will be taxable as ordinary income. Distributions from the Fund's net long-term capital gains will be taxable as long-term capital gains regardless of how long the shareholder has owned Fund shares. The tax treatment of distributions is the same whether distributions are paid in cash or in additional shares of the Fund.

The Rhode Island Fund will be subject to the Rhode Island business corporation tax on its "gross income" apportioned to the State of Rhode Island. For this purpose, gross income does not include interest income earned by the Fund on Rhode Island Municipal Securities and obligations of the United States, capital gains realized by the Fund on the sale of certain Rhode Island Municipal Securities, and 50 percent of the Fund's other net capital gains.

PORTFOLIO TURNOVER
During the twelve month period ended October 31, 2003, the Fund experienced a lower rate of portfolio turnover than during the previous fiscal year. This was due largely to the restructuring of the Fund, during the twelve month period ended October 31, 2002, from a long-term maturity portfolio to an intermediate-term portfolio.

Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.


FUND CHARGES AND EXPENSES

Prior to November 1, 2003, the Advisor was entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund. In addition, the Advisor waived fees as follows:
  0.20% of the first $500 million of average daily net assets, plus 0.25% of the next $500 million of average daily net assets, plus 0.30% of the next
 $500 million of average daily net assets, plus 0.35% of the next $500 million of average daily net assets, plus 0.40% of average daily net assets in excess of $2 billion.

Effective November 1, 2003, the Board of Trustees approved a new management fee structure for the Funds as follows: 0.55% of the first $500 million of average daily net assets, plus 0.50% of the next $500 million of average daily net assets, plus 0.45% of the next $500 million of average daily net assets, plus
 0.40% of the next $500 million of average daily net assets, plus 0.35% of average daily net assets in excess of $2 billion.

Under each Fund's administration agreement, the Fund pays the Advisor a monthly fee at the annual rate of 0.0670% of the average daily net assets of the Fund.
   Prior to November 15, 2002, the administration agreement was computed daily and paid monthly at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by
Galaxy, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next
 $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets,and 0.05% of combined average daily net assets in excess of $30 billion.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Advisor has delegated those functions to State Street Corporation (formerly named State Street Bank and Trust Company).. The Advisor pays fees to State Street under the outsourcing agreement.
Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from the Funds an annual fee based on the average daily net assets of each Fund as follows: $25,000 under $50 million; $35,000 of $50 million but less than $200 million; $50,000 of $200 million but less than $500 million; $85,000 of $500 million but less than $1 billion and $125,000 in excess of $1 billion. The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above.

Each Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

Effective November 1, 2003, under the shareholders' servicing and transfer agency fee arrangement between CFS and the Funds, each Fund pays $34 per open account plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CFS.

Prior to November 1, 2003, each Fund paid a fee to CFS as follows:

A new account set up charge of $5.00 per account; plus

An account maintenance fee of $14.00 per annum for each open non-networked account, $11.00 per annum for each of the first 100,000 networked accounts, and $8.00 per annum for each networked account in excess of the first 100,000, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

An account fee of $14.00 per annum for each of the first 100,000 closed accounts and $11.00 per annum for each closed account in excess of the first 100,000, payable on a monthly basis, in an amount equal to 1/12 the per annum charge;
 plus

The Fund's allocated share of CFS' out-of-pocket expenses reasonably incurred by CFS in performing its duties and responsibilities pursuant to this arrangement.

There is a minimum annual fee per Fund of $5,000.

PFPC Inc. ("PFPC") (formerly know as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as the administrator and transfer and dividend disbursing agent for the Predecessor Funds until July 22, 2002. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp.

Recent Fees Paid to the Advisor, PFPC and Other Service Providers
The following tables present recent fees paid to the Advisor, PFPC and other service providers by the relevant Predecessor Funds.



                                              CONNECTICUT FUND
                                           Years ended October 31,
                                --------------------------------------------
                                    2003            2002            2001
                                ------------    ------------    ------------
Advisory fee                    $  1,487,334    $  2,448,258    $    861,795
Advisory fee waiver                  393,332         658,869         205,699
Pricing and Bookkeeping Fees          66,550             N/A             N/A
Waivers by Distributor
 (Class C)                            27,133             N/A             N/A
Administration fee (net of
 fee waivers)                        133,269         214,681          97,463
Shareholder service and
 Transfer Agent fee                      N/A          98,053          12,324(d)
12b-1 fees:
   Service fee Class A                13,809              (a)             (a)
   Service fee Class B                 6,709              (a)             (a)
   Service fee Class C                19,085              (a)             (a)
   Service fee Class G                   560              (b)             (b)
   Service fee Class T                56,227              (c)             (c)
   Distribution fee Class B           20,197              (a)             (a)
   Distribution fee Class C           57,719              (a)             (a)
   Distribution fee Class G            2,396              (b)             (b)


                                        q

(a) Class A, B and C are newer classes of shares initially offered on November 18, 2002
(b) On November 18, 2002, the Retail B shares of the Fund were redesignated Class G shares.
(c) On November 18, 2002, the Retail A shares of the Fund were redesignated Class T shares

(d) Expense reimbursements for the fiscal year ended October 31, 2001, were $14 for the Predecessor Fund to the Connecticut Fund.


                                        r

                                                FLORIDA FUND
                                           Years ended October 31,
                                --------------------------------------------
                                    2003            2002            2001
                                ------------    ------------    ------------
Advisory fee                    $    589,504    $    560,979    $    349,775
Advisory fee waiver                  155,945         149,595         110,667
Pricing and Bookkeeping Fees          37,188             N/A             N/A
Waivers by Distributor
 (Class C)                             2,912             N/A             N/A
Administration fee (net of
 fee waivers)                         52,814          49,236          41,024
   Service fee Class A                   861              (a)             (a)
   Service fee Class B                   444              (a)             (a)
   Service fee Class C                 2,074              (a)             (a)
   Distribution fee Class B            1,336              (a)             (a)
   Distribution fee Class C            6,267              (a)             (a)

(a) Class A, B and C are newer classes of shares initially offered on November 18, 2002



                                             MASSACHUSETTS FUND
                                          Years ended October 31,
                                --------------------------------------------
                                    2003            2002            2001
                                ------------    ------------    ------------
Advisory fee                    $  2,955,813    $  4,859,241    $  1,424,681
Advisory fee waiver                  788,217       1,295,797         340,436
Pricing and Bookkeeping Fees          86,047             N/A             N/A
Waivers by Distributor
 (Class C)                            14,625             N/A             N/A
Administration fee (net of
 fee waivers)                        264,053         426,507         159,597
Shareholder service and
 Transfer Agency fee                     N/A         206,075          30,707(d)
   Service fee Class A                 7,876              (a)             (a)
   Service fee Class B                 4,748              (a)             (a)
   Service fee Class C                10,449              (a)             (a)
   Service fee Class G                 2,352           3,814(b)          203(b)
   Service fee Class T               123,686              (c)             (c)
   Distribution fee Class B           14,283              (a)             (a)
   Distribution fee Class C           31,353              (a)             (a)
   Distribution fee Class G           10,191          16,481(b)          936(b)


(a) Class A, B and C are newer classes of shares initially offered on November 18, 2002
(b) On November 18, 2002, the Retail B shares of the Fund were redesignated Class G shares.
(c) On November 18, 2002, the Retail A shares of the Fund were redesignated Class T shares

(d) Expense reimbursements for the fiscal year ended October 31, 2001, were $3,025 for the Predecessor Fund to the Massachusetts Fund



                                              NEW JERSEY FUND
                                          Years ended October 31,
                                --------------------------------------------
                                    2003            2002            2001
                                ------------    ------------    ------------
Advisory fee                    $    669,167    $    709,627    $    131,530
Advisory fee waiver                  176,571         189,234         106,345
Pricing and Bookkeeping Fees          54,896             N/A             N/A
Waivers by Distributor
 (Class C)                             7,516             N/A             N/A
Waivers by Transfer Agent
 (Class G)                               115             N/A             N/A
Administration fee (net of
 fee waivers)                         59,960          62,216          20,774
Shareholder service and
 Transfer Agent fee                      N/A           6,928           4,963
   Service fee Class A                 2,511              (a)             (a)
   Service fee Class B                 2,380              (a)             (a)
   Service fee Class C                 5,387              (a)             (a)
   Service fee Class G                   306             110(b)            6(b)
   Service fee Class T                11,264              (c)             (c)
   Distribution fee Class B            7,140              (a)             (a)
   Distribution fee Class C           16,135              (a)             (a)
   Distribution fee Class G            1,328             484(b)           34(b)


                                        s

(a) Class A, B and C are newer classes of shares initially offered on November 18, 2002
(b) On November 18, 2002, the Retail B shares of the Fund were redesignated Class G shares.
(c) On November 18, 2002, the Retail A shares of the Fund were redesignated Class T shares


                                                 NEW YORK FUND
                                            Years ended October 31,
                                --------------------------------------------
                                    2003            2002            2001
                                ------------    ------------    ------------
Advisory fee                    $    874,882    $    753,416    $    524,927
Advisory fee waiver                  233,351         200,933         190,882(d)
Pricing and Bookkeeping
 Fees                                 50,645             N/A             N/A
Waivers by Distributor
 (Class C)                             3,961             N/A             N/A
Waivers by Transfer Agent
 (Class G)                               272             N/A             N/A
Administration fee (net of
 fee waivers)                         78,149          66,116          62,701
Shareholder service and
 Transfer Agent fee                      N/A          45,180(a)       57,332(a)
   Service fee Class A                12,432              (a)             (a)
   Service fee Class B                 3,658              (a)             (a)
   Service fee Class C                 2,835              (a)             (a)
   Service fee Class G                   544             406(b)           45(b)
   Service fee Class T                39,780              (c)             (c)
   Distribution fee Class B           10,974              (a)             (a)
   Distribution fee Class C            8,515              (a)             (a)
   Distribution fee Class G            2,357           1,763(b)          309(b)


(a) Class A, B and C are newer classes of shares initially offered on November 18, 2002
(b) On November 25, 2002, the Retail B shares of the Fund were redesignated Class G shares.
(c) On November 25, 2002, the Retail A shares of the Fund were redesignated Class T shares

(d) Expense reimbursements for the fiscal year ended October 31, 2001, were $904 for the Predecessor Fund to the New York Fund.


                                        t

                                             PENNSYLVANIA FUND
                                           Years ended October 31,
                                --------------------------------------------
                                    2003            2002            2001
                                ------------    ------------    ------------
Advisory fee                    $    213,177    $    199,613              (b)
Advisory fee waiver                   56,847          61,720              (b)
Pricing and Bookkeeping Fees          25,988             N/A             N/A
Waivers by Distributor
 (Class C)                               802             N/A             N/A
Administration fee (net of
 fee waivers)                         19,044          17,481              (b)
   Service fee Class A                 3,123              (a)             (a)
   Service fee Class B                 1,306              (a)             (a)
   Service fee Class C                   566              (a)             (a)
   Distribution fee Class B            3,922              (a)             (a)
   Distribution fee Class C            1,707              (a)             (a)

(a) Class A, B and C are newer classes of shares initially offered on November 18, 2002
(b) See below for advisory and administration fees paid by, and advisory and administration fees waived and expenses reimbursed with respect to, the Predecessor Pillar Fund and the Predecessor Boston 1784 Funds.


                                        u

                                              RHODE ISLAND FUND
                                           Years ended October 31,
                                --------------------------------------------
                                    2003            2002            2001
                                ------------    ------------    ------------
Advisory fee                    $  1,081,869    $    985,167    $    612,363
Advisory fee waiver                  288,535         262,711         312,449
Pricing and Bookkeeping Fees          55,198             N/A             N/A
Waivers by Distributor
 (Class C)                             3,551             N/A             N/A
Administration fee (net of
 fee waivers)                         96,642          86,459          81,240
Shareholder service and
 Transfer Agency fee                     N/A               0               0
   Service fee Class A                   513              (a)             (a)
   Service fee Class B                   752              (a)             (a)
   Service fee Class C                 2,554              (a)             (a)
   Service fee Class G                   700             378(b)           45(b)
   Service fee Class T                   N/A              (c)             (c)
   Distribution fee Class B            2,256              (a)             (a)
   Distribution fee Class C            7,638              (a)             (a)
   Distribution fee Class G            3,034           1,643(b)          219(b)


(a) Class A, B and C are newer classes of shares initially offered on November 18, 2002
(b) On November 18, 2002, the Retail B shares of the Fund were redesignated Class G shares.
(c) On November 18, 2002, the Retail A shares of the Fund were redesignated Class T shares


                                       INTERMEDIATE TAX-EXEMPT FUND
                                          Years ended October 31,
                                --------------------------------------------
                                    2003            2002            2001
                                ------------    ------------    ------------
Advisory fee                    $  4,326,111    $  5,540,277    $  1,636,227
Advisory fee waiver                1,194,121       1,477,407         378,505
Pricing and Bookkeeping Fees         128,407             N/A             N/A
Waivers by Distributor
 (Class A)                             8,568             N/A             N/A
Waivers by Distributor
 (Class B)                             4,598             N/A             N/A
Waivers by Distributor
 (Class C)                             6,089             N/A             N/A
Waivers by Transfer Agent
 (Class B)                               920             N/A             N/A
Waivers by Transfer Agent
 (Class C)                               102             N/A             N/A
Administration fee (net of
 fee waivers)                        386,964         486,086         178,517
Shareholder service and
 Trasnfer Agencyfee:                     N/A          58,036           5,968
   Service fee Class A                42,792              (a)             (a)
   Service fee Class B                 7,663              (a)             (a)
   Service fee Class C                 2,537              (a)             (a)
   Service fee Class G                 3,480           4,188               0
   Service fee Class T                36,455              (b)             (b)
   Distribution fee Class B           22,988              (a)             (a)
   Distribution fee Class C            7,609              (a)             (a)
   Distribution fee Class G           15,078          20,822              14


(a) Class A, B and C are newer classes of shares initially offered on November 25, 2002
(b) On November 25, 2002, the Retail B shares of the Fund were redesignated Class G shares.
(c) On November 25, 2002, the Retail A shares of the Fund were redesignated Class T shares

Prior to March 1, 2001, Summit Bank Investment Management Division, a division of Summit Bank ("Summit Bank"), served as the investment adviser to the Predecessor Pillar Fund. Summit Bank was a wholly-owned subsidiary of Summit Bancorp. On March 1, 2001, FleetBoston Financial Corporation, the Advisor's parent corporation, acquired Summit Bancorp and thereafter, the Advisor succeeded Summit Bank as the investment adviser to the Predecessor Pillar Fund. The Predecessor Pillar Fund was reorganized into the Galaxy Pennsylvania Fund on August 27, 2001.

Summit Bank served as investment adviser to the Predecessor Pillar Fund pursuant to an investment advisory agreement dated April 28, 1996 (the "Prior Pillar Agreement"). Pursuant to the terms of the Prior Pillar Agreement, Summit Bank was entitled to receive fees, accrued daily and paid monthly, at the annual rate of 0.60% of the average daily net assets of the Predecessor Pillar Fund. In addition, Summit Bank waived investment advisory fees and/or reimbursed expenses to help the Predecessor Pillar Fund maintain competitive expense ratios.




During the fiscal period January 1, 2001 through October 31, 2001, the Predecessor Fund to the Pennsylvania Fund paid advisory fees (net of fee waivers and/or expense reimbursements) to Summit Bank and/or the Advisor of $57,385. For the same period, Summit Bank and/or the Advisor waived advisory fees of $58,619 and reimbursed expenses of $8,804 with respect to the Predecessor Fund to the Pennsylvania Fund.

Prior to the Boston 1784 Reorganization, each Predecessor Boston 1784 Fund was advised by Fleet National Bank (formerly, BankBoston N.A. ("BankBoston")). BankBoston was a wholly-owned subsidiary of BankBoston Corporation. On October 1, 1999, BankBoston Corporation merged into Fleet Financial Group, Inc. to form FleetBoston Financial Corporation (the "Holding Company Merger"). As a result of the Holding Company Merger, BankBoston became a subsidiary of FleetBoston Financial Corporation and an affiliate of the Adviser and was renamed Fleet National Bank ("FNB").

FNB served as investment adviser to each Predecessor Boston 1784 Fund pursuant to an investment advisory agreement dated June 1, 1993 (the "Prior Boston 1784 Agreement"). Pursuant to the terms of the Prior Boston 1784 Agreement, FNB was entitled to receive fees, accrued daily and paid monthly, at the annual rate of 0.74% of the average daily net assets of each Fund. In addition, FNB agreed to waive investment advisory fees and/or reimburse expenses to help the Predecessor Boston 1784 Funds maintain competitive expense ratios.




                                        w

Prior to the Pillar Reorganization, SEI Investments Mutual Funds Services ("SEI") served as the administrator to the Predecessor Pillar Fund. For its services, SEI received a fee, calculated daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of The Pillar Funds (other than the Institutional Select Money Market Fund and U.S. Treasury Securities Plus Money Market Fund): 0.20% of the first $3.5 billion of aggregate net assets; 0.16% of the next $1.5 billion of aggregate net assets; 0.14% of the next $1.5 billion of aggregate net assets; and 0.12% of aggregate net assets in excess of $6.5 billion.




During the period January 1, 2001, through October 31, 2001, the Predecessor Fund to the Pennsylvania Fund paid SEI and/or PFPC administration fees in the amount of $32,798, and during that period, SEI and/or PFPC did not waive any administration fees with respect to the Predecessor Fund to the Pennsylvania Fund.

Prior to the Boston 1784 Reorganization, SEI served as the administrator to the Predecessor Boston 1784 Funds. For its services, SEI received a fee calculated daily and paid monthly, at an annual rate of 0.085% of the first $5 billion of the Boston 1784 Funds' combined average daily net assets and 0.045% of combined average daily net assets in excess of $5 billion. SEI also agreed to waive portions of its fees from time to time.

                                        y

Trustees and Trustees' Fees
---------------------------
Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 9 closed-end or interval management investment company portfolios.

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI, the series of SteinRoe Variable Investment Trust and 3 closed-end management investment company portfolios.

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia Growth Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust.

The series of The Galaxy Funds ( the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust. (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including Trustees who are affiliated with the Advisor. For the fiscal year ended October 31, 2003 and the calendar year ended December 31, 2003, the Trustees received the following compensation for serving as Trustees:

                                        Aggregate                       Aggregate       Aggregate
                                       Compensation      Aggregate     Compensation    Compensation     Aggregate
                                         from the      Compensation      from the        from the      Compensation
                         Pension or    Connecticut       from the      Massachusetts    New Jersey    from the New
                         Retirement    Fund for the    Florida Fund     Fund for the   Fund for the   York Fund for
                          Benefits     Fiscal Year    for the Fiscal    Fiscal Year     Fiscal Year    the Fiscal
                         Accrued as       Ended         Year Ended         Ended           Ended       Year Ended
                        part of Fund   October 31,      October 31,      October 31,    October 31,    October 31,
      Trustee(a)         Expenses(b)       2003            2003             2003           2003            2003
---------------------   ------------   ------------   --------------   -------------   ------------   -------------
Douglas A. Hacker            N/A       $       1099   $          630   $        1396   $        873   $         547
Janet Langford Kelly         N/A                994              561            1237            797             472
Richard W. Lowry             N/A               1021              572            1257            825             471
Salvatore Macera (c)         N/A                478              270             603            384             226
William E. Mayer             N/A               1076              608            1341            862             513
Charles R. Nelson            N/A               1089              624            1383            867             540
John J. Neuhauser            N/A               1136              655            1454            900             576
Joseph R. Palombo (d)        N/A                N/A              N/A             N/A            N/A             N/A
Patrick J. Simpson           N/A                 67               44             100             46              52
Thomas E. Stitzel            N/A                994              561            1237            797             472
Thomas C. Theobald(e)        N/A               1076              608            1341            862             513
Anne-Lee Verville (f)        N/A               1237              709            1571            984             614
Richard L. Woolworth         N/A                 67               44             100             46              52


                                        z

                                                                         Total
                                                        Aggregate     Compensation
                          Aggregate     Aggregate     Compensation      from the
                        Compensation   Compensation     from the             Fund
                          from the      from the      Intermediate    Complex Paid
                        Pennsylvania   Rhode Island    Tax-Exempt    to the Trustees
                        Fund for the   Fund for the   Fund for the      for the
                         Fiscal Year   Fiscal Year    Fiscal Year     Calendar Year
                           Ended          Ended          Ended           Ended
                         October 31,   October 31,     October 31,     December 31,
 Trustee(a)                 2003           2003           2003           2003(a)
---------------------   ------------   ------------   ------------   ---------------
Douglas A. Hacker       $        570   $        604   $      1,020   $       115,500
Janet Langford Kelly             514            522            826           101,500
Richard W. Lowry                 528            521            790           128,150
Salvatore Macera (c)             247            252            408            56,500
William E. Mayer                 557            567            903           133,150
Charles R. Nelson                565            597          1,002           155,073
John J. Neuhauser                590            636          1,097           143,568
Joseph R. Palombo (d)            N/A            N/A            N/A               N/A
Patrick J. Simpson                36             56            132            64,234
Thomas E. Stitzel                514            522            826           103,500
Thomas C. Theobald(e)            557            567            903           110,250
Anne-Lee Verville (f)            642            679          1,142           128,250
Richard L. Woolworth              36             56            132            64,234

(a) As of December 31, 2003, the Fund Complex consisted of 132 open-end and 15 closed-end management investment company portfolios. Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth, then directors/trustees of the Columbia Funds, were appointed to the board of trustees of the Liberty Funds and Stein Roe Funds. Also effective October 8, 2003, the trustees of the Liberty Funds and the Stein Roe Funds were elected as directors/trustees of the Columbia Funds. A single combined board of trustees/directors now oversees all of the Liberty Funds, Stein Roe Funds and Columbia Funds. The All-Star Funds, Columbia Management Multi-Strategy Hedge Fund, LLC, the Galaxy Funds, the Acorn Funds and the WAT Funds each have separate boards of trustees/directors.
(b) The Funds do not currently provide pension or retirement plan benefits to the Trustees.
(c) Mr. Macera retired as a Trustee from the Board of Trustees effective June 18, 2003.
(d) Mr. Palombo does not receive compensation because he is an employee of the Advisor.
(e) During the fiscal year ended October 31, 2003 and the calendar year ended December 31, 2003, Mr. Theobald deferred $687, $361, $728, $543, $236, $352, $262, and $237 of his compensation from the Connecticut, Florida, Massachusetts, New Jersey, New York, Pennsylvania, Rhode Island and Intermediate Tax-Exempt Funds, respectively, and $50,750 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2003, the value of Mr. Theobald's account under that plan was $55,587.
(f) During the fiscal year ended October 31, 2003 and the calendar year ended December 31, 2003, Ms. Verville deferred $687, $776, $240, $251, $279 and $253 of her compensation from the Connecticut, Massachusetts, New Jersey, New York, Rhode Island and Intermediate Tax-Exempt Funds, respectively, and $53,250 of her total compensation from the Fund Complex pursuant to the deferred compensation plan. At December
        31, 2003, the value of Ms. Verville's account under that plan was $516,001.

Role of the Board of Trustees
-----------------------------

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

Audit Committee
---------------

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent auditors, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended October 31, 2003, the Audit Committee convened 10 times.

Governance Committee
--------------------


                                       aa

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the fiscal year ended October 31, 2003, the Governance Committee convened five times.

Advisory Fees & Expenses Committee
----------------------------------

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended October 31, 2003, the Advisory Fees & Expenses Committee convened five times.

Investment Oversight Committees
-------------------------------

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of Funds in the Fund Complex which they review:

     IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing Funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

     IOC #2: Messrs. Hacker and Palombo and Ms. Verville are responsible for reviewing Funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

     IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing Funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

     IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing Funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

Share Ownership
---------------

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2003 (a) in each Fund and (ii) in the Funds in the Fund Complex.


                                       bb

                        Dollar Range  Dollar Range  Dollar Range   Dollar Range  Dollar Range
                         of Equity     of Equity     of Equity      of Equity      of Equity
                         Securities    Securities    Securities     Securities    Securities
                        Owned in the  Owned in the  Owned in the   Owned in the   Owned in the
                        Connecticut     Florida     Massachusetts   New Jersey     New York
   Name of Trustee          Fund         Fund           Fund           Fund          Fund
----------------------  ------------  ------------  -------------  ------------  -------------
Disinterested Trustees
Douglas A. Hacker       $          0  $          0  $           0  $          0  $           0
Janet Langford Kelly    $          0  $          0  $           0  $          0  $           0
Richard W. Lowry        $          0  $          0  $           0  $          0  $           0
Charles R. Nelson       $          0  $          0  $           0  $          0  $           0
John J. Neuhauser       $          0  $          0  $           0  $          0  $           0
Patrick J. Simpson      $          0  $          0  $           0  $          0  $           0
Thomas E. Stitzel       $          0  $          0  $           0  $          0  $           0
Thomas C. Theobald      $          0  $          0  $           0  $          0  $           0
Anne-Lee Verville (a)   $          0  $          0  $           0  $          0  $           0
Richard L. Woolworth    $          0  $          0  $           0  $          0  $           0

Interested Trustees
William E. Mayer        $          0  $          0  $           0  $          0  $           0
Joseph R. Palombo       $          0  $          0  $           0  $          0  $           0

                                                                         Aggregate
                                                                        Dollar Range
                                                     Dollar Range        of Equity
                        Dollar Range  Dollar Range    of Equity          Securities
                          of Equity    of Equity      Securities         Owned in All
                         Securities    Securities    Owned in the      Funds Overseen
                        Owned in the  Owned in the   Intermediate         by Trustee
                        Pennsylvania  Rhode Island    Tax-Exempt       in the
  Name of Trustee          Fund          Fund            Fund           Fund Complex
----------------------  ------------  ------------  ---------------  -------------------
Disinterested Trustees
Douglas A. Hacker       $          0  $          0        $0           Over $100,000
Janet Langford Kelly    $          0  $          0        $0           Over $100,000
Richard W. Lowry        $          0  $          0        $0           Over $100,000
Charles R. Nelson       $          0  $          0  $10,000-$50,000    Over $100,000
John J. Neuhauser       $          0  $          0        $0           Over $100,000
Patrick J. Simpson      $          0  $          0        $0         $50,001-$100,000
Thomas E. Stitzel       $          0  $          0        $0         $50,001-$100,000
Thomas C. Theobald      $          0  $          0        $0           Over $100,000
Anne-Lee Verville (a)   $          0  $          0        $0                $0
Richard L. Woolworth    $          0  $          0        $0           Over $100,000

Interested Trustees
William E. Mayer        $          0  $          0        $0         $50,001-$100,000
Joseph R. Palombo       $          0  $          0        $0            $1-$10,000

(a) Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund
Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2003, the value of her deferred compensation account exceeded $100,000.


                                       cc
                                       dd
                                       ee

Brokerage Commissions


There were no commissions paid on transactions by any of the Funds during the past fiscal year. See "Management of the Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.


MANAGEMENT OF THE FUNDS

The Advisor is the investment advisor to the Funds. Columbia Management Advisors Inc (CMA) is a part of a larger organization known as Columbia Management Group, Inc., a U.S. financial holding company, which is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation, CMA is located at 100 Federal Street, Boston, MA 02110.

Sales-related expenses (dollars in thousands) of CFD relating to the Fund as of the year ended October 31, 2003 were (in Dollars):

CONNECTICUT FUND

                                                     Class A   Class B   Class C   Class T   Class G
                                                     -------   -------   -------   -------   -------
Fees to FSFs                                              54       194       142        39        (a)
Allocated cost of sales material relating
to the Fund (including printing, mailing,
and promotion expenses)                                   15         6        19        (a)       (a)
Allocated travel, entertainmentand
other--promotional expenses                               44        17        55         3        (a)

FLORIDA FUND

                                                     Class A   Class B   Class C
                                                     -------   -------   -------
Fees to FSFs                                              (a)       19        16
Allocated cost of sales material relating to the
Fund (including printing, mailing, and
promotion expenses)                                       (a)       (a)        2
Allocated travel, entertainment and other
promotional expenses                                      (a)        1         6

MASSACHUSETTS FUND

                                                     Class A   Class B   Class C   Class T   Class G
                                                     -------   -------   -------   -------   -------
Fees to FSFs                                              22       144        92        82         2
Allocated cost of sales material relating to the
Fund (including printing, mailing, and promotion
expenses)                                                  9         5        12         7        (a)
Allocated travel, entertainment and other
promotional expenses                                      26        13        34        20        (a)


                                       ff

NEW JERSEY FUND


                                                     Class A   Class B   Class C   Class T   Class G
                                                     -------   -------   -------   -------   -------
Fees to FSFs                                              12        93        43         7        (a)
Allocated cost of sales material relating to the
Fund (including printing, mailing, and promotion
expenses)                                                  4         3         5        (a)       (a)
Allocated travel, entertainment and other
promotional expenses                                      12         8        16        (a)       (a)


                                       gg

NEW YORK FUND

                                                     Class A   Class B   Class C   Class T   Class G
                                                     -------   -------   -------   -------   -------
Fees to FSFs                                              86        98        28        39         1
Allocated cost of sales material relating to the
Fund (including printing, mailing, and promotion
expenses)                                                 12         3         4         1        (a)
Allocated travel, entertainment and other
promotional expenses                                      36         9        10         4        (a)

PENNSYLVANIA FUND

                                                     Class A   Class B   Class C
                                                     -------   -------   -------
Fees to FSFs                                              13        21         5
Allocated cost of sales material relating to the
Fund (including printing, mailing, and promotion
expenses)                                                  3        (a)       (a)
Allocated travel, entertainment and other
promotional expenses                                       8         2         2

RHODE ISLAND FUND

                                                     Class A   Class B   Class C   Class T   Class G
                                                     -------   -------   -------   -------   -------
Fees to FSFs                                              (a)       38        24        (a)        1
Allocated cost of sales material relating to the
Fund (including printing, mailing, and promotion
expenses)                                                 (a)        1         3         4        (a)
Allocated travel, entertainment and other
promotional expenses                                       2         3         9        12        (a)

INTERMEDIATE TAX-EXEMPT BOND FUND

                                                     Class A   Class B   Class C   Class T   Class G
                                                     -------   -------   -------   -------   -------
Fees to FSFs                                              83        45        10        21         5
Allocated cost of sales material relating to the          11         1         1        (a)       (a)
Fund (including printing, mailing, and promotion
expenses)
Allocated travel, entertainment and other                 31         4         3        (a)       (a)
promotional expenses

(a)Rounds to less than one.


Sales Charges


Columbia Funds Distributor, Inc. is the Funds' distributor. Prior to July 22, 2002, PFPC Distributors served as distributor for the Predecessor Funds. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC Distributors was entitled to the payment of a front-end sales charge on the sale of Retail A Shares of the Predecessor Funds. During the last three fiscal years, CFD, PFPC Distributors, PDI and/or FD Distributors received front-end sales charges in connection with Class A Shares (formerly Retail A Shares) and Class T Shares (for the last fiscal year) purchases as follows (in dollars):

CONNECTICUT FUND                                     Class A   Class B   Class C   Class G   Class T
                                                     -------   -------   -------   -------   -------
Aggregate CDSC retained by CFD Fund share sales            0     9,992     7,189       242     3,890
Initial sales charges retained by CFD                 15,407       N/A       N/A       N/A       444


                                       hh

FLORIDA FUND                                         Class A   Class B
                                                     -------   -------
Aggregate CDSC retained by CFD Fund share sales            0     1,235
Initial sales charges retained by CFD                    971       N/A

MASSACHUSETTS FUND                                   Class A   Class B   Class C   Class G   Class T
                                                     -------   -------   -------   -------   -------
Aggregate CDSC retained by CFD Fund share sales        4,983     1,875     1,276       969     9,980
Initial sales charges retained by CFD                 17,305       N/A       N/A       N/A         0

NEW JERSEY FUND                                      Class A   Class B   Class C   Class G   Class T
                                                     -------   -------   -------   -------   -------
Aggregate CDSC retained by CFD Fund share sales            0     5,423     1,558       312       N/A
Initial sales charges retained by CFD                  6,404       N/A       N/A       N/A     2,723

NEW YORK FUND                                        Class A   Class B   Class C   Class G   Class T
                                                     -------   -------   -------   -------   -------
Aggregate CDSC retained by CFD Fund share sales        4,489        98       229       226       N/A
Initial sales charges retained by CFD                  6,274       N/A       N/A       N/A        40

PENNSYLVANIA FUND                                    Class A   Class B
                                                     -------   -------
Aggregate CDSC retained by CFD Fund share sales            0       214
Initial sales charges retained by CFD                  4,879       N/A

RHODE ISLAND FUND                                    Class A   Class B   Class C   Class G   Class T
                                                     -------   -------   -------   -------   -------
Aggregate CDSC retained by CFD Fund share sales            0     1,693     4,275     1,554       N/A
Initial sales charges retained by CFD                  1,231       N/A       N/A       N/A         0

                               Retail A Shares (1)
                               -------------------
                            (Years ended October 31)


                                                        CONNECTICUT FUND


                                                       2002        2001
                                                     ---------   ---------
Aggregate initial sales charges
 on Predecessor Fund share sales                     $  14,624   $   1,093
Initial sales charges retained by PFPC
 Distributors, PDI and/or FD Distributors                    0           0
Initial sales charges retained by CFD                $  47,162         N/A


                                                       MASSACHUSETTS FUND


                                                       2002        2001
                                                     ---------   ---------
Aggregate initial sales charges on Predecessor
 Fund share sales                                    $   2,729   $  13,687
Initial sales charges retained by PFPC
 Distributors, PDI and/or FD Distributors                    0           0
Initial sales charges retained by CFD                $  32,049         N/A

                                                        NEW JERSEY FUND


                                                       2002        2001
                                                     ---------   ---------
Aggregate initial sales charges on Predecessor
 Fund share sales                                    $   2,915   $   6,868
Initial sales charges retained by PFPC
 Distributors, PDI and/or FD Distributors                    0           0
Initial sales charges retained by CFD                $   4,238         N/A


                                                         NEW YORK FUND

                                                       2002        2001
                                                     ---------   --------
Aggregate initial sales charges on Predecessor
 Fund share sales                                    $     381   $  39,244
Initial sales charges retained by PFPC
 Distributors, PDI and/or FD Distributors                    0           0
Initial sales charges retained by CFD                $  12,046         N/A


                                                       RHODE ISLAND FUND

                                                       2002        2001
                                                     ---------   ---------
Aggregate initial sales charges on Predecessor
 Fund share sales                                    $     329   $  25,101
Initial sales charges retained by PFPC
 Distributors, PDI and/or FD Distributors                    0           0
Initial sales charges retained by CFD                $  15,536         N/A


                                                  INTERMEDIATE TAX-EXEMPT FUND

                                                        2002       2001
                                                     ---------   ---------
Aggregate initial sales charges on Predecessor
 Fund share sales                                    $       0   $       0
Initial sales charges retained by PFPC
 Distributors, PDI and/or FD Distributors                    0           0
Initial sales charges retained by CFD                $  14,942         N/A

(1) The Predecessor Funds to the Florida Fund and the Pennsylvania Fund did not offer Retail A Shares.

Prior to July 22, 2002, PFPC Distributors was also entitled to the payment of contingent deferred sales charges upon the redemption of Retail B Shares of the Predecessor Funds.


                                       jj
                                       kk

12b-1 Plan, Shareholder Servicing Plan, CDSCs and Conversion of Shares
     All of the Funds offer Class A, Class B, Class C , and Class Z shares. All of the Funds except for the Florida Fund and the Pennsylvania Fund also offer Class T and Class G shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, each Fund pays CFD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares except Intermediate Tax Exempt Bond Fund, which is 0.20%. The Funds also pay CFD monthly a distribution fee at an annual rate of 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares, except Intermediate Tax-Exempt Bond which is 0.65%. Each Fund having Class G shares may pay CFD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Each Fund does not intend to pay more than a total of 0.80% for Class G distribution and shareholder service fees during the current fiscal year. CFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CFD's expenses, CFD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares. The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees. Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50% of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers. Current service arrangements are limited to payments of 0.15% for all the Funds except the Rhode Island Fund, and 0.00% for the Rhode Island Fund. Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees. Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares  are  offered  at net asset  value  and are  subject  to a 1.00%  CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses. No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time. A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee. See the Prospectus for a description of the different programs. A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee. See the Prospectus for a description of the different programs.
All of the Funds offer Class A, Class B, Class C, and Class Z shares. All of the Funds except for the Florida Fund and the Pennsylvania Fund also offer Class T and Class G shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds pay CFD monthly a service fee at an annual rate of 0.25% of each Fund's (except Intermediate Tax Exempt Bond Fund, which is 0.20%) average daily net assets attributed to Class A, B and C shares. The Funds also pay CFD monthly a distribution fee at an annual rate of 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares, except
 Intermediate Tax-Exempt Bond which is 0.65%. Each Fund having
Class G shares may pay CFD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Each Fund does not intend to pay more than a total of 0.80% for Class G distribtion and shareholder service fees during the current fiscal year. CFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CFD's expenses, CFD may realize a profit from the fees.

The Plan authorizes any other payments by the Funds to CFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares. The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote ll
of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.





                                       mm

Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50% of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers. Current service arrangements are limited to payments of 0.15% for all the Funds except the Rhode Island Fund, and 0.00% for the Rhode Island Fund.

Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee. See the Prospectus for a description of the different programs.

A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee. See the Prospectus for a description of the different programs.





                                       nn

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





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




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                                       vv

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                                       ww

CUSTODIAN OF THE FUNDS

State Street Corporation, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.


INDEPENDENT AUDITORS
Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116, are the independent auditors for the Funds, providing audit and tax review services, and assistance and consultation in connection with the review of various Securities and Exchanges Commission filings. For the New Jersey Fund, the New York Fund, and the Rhode Island Fund, for the years ended October 31, 2003, 2002, 2001, 2000 and 1999, the financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in auditing and accounting. For the Connecticut Fund, the Florida Fund and the Massachusetts Fund, for the years ended October 31, 2003, 2002, and 2001, for the period ended October 31, 2000 and for the years ended May 31, 2000 and 1999, the financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in auditing and accounting. For the Pennsylvania Fund, for the years ended October 31, 2003 and 2002 and for the period ended October 31, 2001, the financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in auditing and accounting. For the Pennsylvania Fund, the information for the years ended December 31, 2000, 1999 and 1998, has been derived from the Pennsylvania Fund's financial statements, which have been audited by other independent accountants, whose report expressed an unqualified opinion on those financial highlights. For the Intermediate Tax Exempt Fund, for the years ended October 31, 2003, 2002 and 2001 and for the period ended October 31, 2000, the financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in auditing and accounting. For the intermediate Tax Exempt Fund, the information for the years ended May 31, 2000 and 1999, has been derived from the Intermediate Tax Exempt Fund's financials statements which have been audited by other independent accountants, whose report expressed an unqualified opinion on those financial highlights.

Ownership of the Funds

As of record on January 31, 2004, the Trustees and officers of the Trust as a group beneficially owned less than 1% of the then outstanding Classes A, B, C, T, G or Z of the Funds.

As of record on January 31, 2004, the following shareholders owned of record 5% or more of the shares of the classes of the Funds noted below:


Intermediate Tax-Exempt Fund

Class   Account                                  Percent(%)

  A     MERRILL LYNCH PIERCE FENNER & SMITH           14.73
        FOR THE SOLE BENEFIT OF ITS CUSTOMERS
        ATTN FUND ADMINISTRATION #97AX8
        4800 DEER LAKE DR E FL 2
        JACKSONVILLE FL 32246-6484

  B     PERSHING LLC                                   6.22
        P.O. BOX 2052
        JERSEY CITY NJ 07303-2052

  B     RBC DAIN RAUSCHER FBO                          6.35
        PRISCILLA L ROBINSON TTEE
        PRISCILLA L ROBINSON TRUST
        U/A DTD 09/29/95
        246 N ADAMS ST.
        MANCHESTER NH 03104-2220

  C     MERRILL LYNCH PIERCE FENNER & SMITH           11.39
        FOR THE SOLE BENEFIT OF ITS CUSTOMERS
        ATTN FUND ADMINISTRATOR #97RF9
        4800 DEER LAKE DR E FL 2
        JACKSONVILLE FL 32246-6484

  C     A G EDWARDS & SONS INC FBO                    15.86
        RICHARD J MIELE &
        CARMEL L MIELE TBE
        ACCOUNT 0377-115805
        1 N JEFFERSON AVE
        SAINT LOUIS MO 63103-2287

  C     WELLS FARGO INVESTMENTS LLC                    5.36
        A/C 5882-1963
        608 2ND AVE S FL 8
        MINNEAPOLIS MN 55402-1916

  C     NFSC FEBO # EBP-208612                        12.48
        ROBERT J MOREHEAD
        DOROTHY L MOREHEAD
        721 MCINTYRE RD
        MINDEN LA 71055-7146

  G     ANTHONY COSTA &                                6.02
        MARIA M COSTA JTWROS
        142 FREMONT ST
        TAUNTON MA 02780-1215

  G     STEPHEN STAITE &                               7.35
        PATRICIA STAITE JT WROS
        744 LAKEVIEW AVE
        LOWELL MA 01850-1826

  G     GLORIA SILBER                                  5.96
        44 DINSMORE AVE APT 307
        FRAMINGHAM MA 01702-6081

  G     US CLEARING CORP                              12.25
        FBO 978-02869-11
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                              10.87
        FBO 245-07280-15
        26 BROADWAY
        NEW YORK NY 10004-1703

                                       yy

  G     US CLEARING CORP                               5.71
        FBO 142-04423-19
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     MONICA SLACK-HAYNES                            6.62
        105 WESTWOOD RD
        NEW HAVEN CT 06515-2244

  G     HOWARD L LOVELACE &                            5.09
        MARY E LOVELACE JT WROS
        15 NOTTINGHILL CT
        MANALAPAN NJ 07726-8685

  T     CHARLES SCHWAB & CO INC                       10.05
        ATTN MUTUAL FUNDS
        101 MONTGOMERY ST
        SAN FRANCISCO CA 94104-4122

  Z     GALES & CO                                    49.40
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY/RO/TO4A
        159 E MAIN ST
        ROCHESTER NY 14638-0001

  Z     GALES & CO                                    25.63
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY\RO\TO4A
        159 E MAIN ST
        ROCHESTER NY 14638-0001

                                       zz

New Jersey Fund

Class   Account                                  Percent(%)

  A     CHARLES SCHWAB & CO INC CUST                   8.77
        ATTN MUTUAL FUNDS DEPT
        101 MONTGOMERY ST
        SAN FRANCISCO CA 94104-4122

  A     MERRILL LYNCH PIERCE FENNER & SMITH            8.05
        FOR THE SOLE BENEFIT OF
        ITS CUSTOMERS
        ATTN FUND ADMINISTRATION
        4800 DEER LAKE DR E FL 3
        JACKSONVILLE FL 32246-6484

  A     US CLEARING CORP                              46.87
        FBO 111-14941-16
        26 BROADWAY
        NEW YORK NY 10004-1703

  B     US CLEARING CORP                               5.26
        FBO 111-13097-10
        26 BROADWAY
        NEW YORK NY 10004-1703

  C     CITIGROUP GLOBAL MARKETS INC.                  5.95
        00144C02135
        333 WEST 34TH STREET - 3RD FLOOR
        NEW YORK NY 10001-2402

  C     US CLEARING CORP                              12.94
        FBO 221-08740-18
        26 BROADWAY
        NEW YORK NY 10004-1703

  C     US CLEARING CORP                               6.60
        FBO 102-57637-13
        26 BROADWAY
        NEW YORK NY 10004-1703

  C     US CLEARING CORP                               5.82
        FBO 597-12089-12
        26 BROADWAY
        NEW YORK NY 10004-1703

  C     MERRILL LYNCH PIERCE FENNER & SMITH           10.26
        FOR THE SOLE BENEFIT OF
        ITS CUSTOMERS
        ATTN FUND ADMINISTRATION
        4800 DEER LAKE DR E FL 3
        JACKSONVILLE FL 32246-6484

                                      aaa

  G     US CLEARING CORP                               7.66
        FBO 221-09295-15
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                              65.84
        FBO 155-08939-19
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     CYNTHIA L PETERSON                             5.25
        68 DAVIDSON AVE
        RAMSEY NJ 07446-1465

  G     JOHN KIMBROUGH &                               6.90
        DIANE KIMBROUGH JT WROS
        101A GEORGE ST
        CARTERET NJ 07008-1541

  T     US CLEARING CORP                               9.50
        FBO 979-14430-14
        26 BROADWAY
        NEW YORK NY 10004-1703

  Z     GALES & CO                                    85.60
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY/RO/TO4A
        159 E MAIN ST
        ROCHESTER NY 14638-0001

  Z     GALES & CO                                     8.39
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY/RO/TO4A
        159 E MAIN ST
        ROCHESTER NY 14638-0001

                                      bbb

Rhode Island Fund

  A     UBS FINANCIAL SERVICES INC. FBO                6.83
        MARGARET M NUNES TRUSTEE
        U/A/D 8/14/91
        FBO MARGARET M NUNES TRUST
        811 CHOPMIST HILL ROAD
        NORTH SCITUATE RI 02857-1040

  A     CITIGROUP GLOBAL MARKETS INC.                 11.71
        00118817935
        333 WEST 34TH STREET - 3RD FLOOR
        NEW YORK NY 10001-2402

  A     CITIGROUP GLOBAL MARKETS INC.                  5.31
        333 WEST 34TH STREET - 3RD FLOOR
        NEW YORK, NEW YORK 10001

  A     CITIGROUP GLOBAL MARKETS INC.                  6.38
        333 WEST 34TH STREET - 3RD FLOOR
        NEW YORK, NEW YORK 10001

  A     CITIGROUP GLOBAL MARKETS INC.                  5.31
        333 WEST 34TH STREET - 3RD FLOOR
        NEW YORK, NEW YORK 10001

  A     CHARLES SCHWAB & CO                            5.71
        101 MONTGOMERY STREET
        ATTN MUTUAL FUNDS DEPT
        SAN FRANCISCO CA 94104-4122

  B     US CLEARING CORP                              18.96
        FBO 013-11724-13
        26 BROADWAY
        NEW YORK NY 10004-1703

  B     US CLEARING CORP                               8.14
        FBO 247-03368-15
        26 BROADWAY
        NEW YORK NY 10004-1703

  B     US CLEARING CORP                              25.96
        FBO 247-03611-10
        26 BROADWAY
        NEW YORK NY 10004-1703

  B     US CLEARING CORP                              10.06
        26 BROADWAY
        NEW YORK NY 10004-1703

  B     US CLEARING CORP                               5.64
        FBO 131-10783-13
        26 BROADWAY
        NEW YORK NY 10004-1703

                                      ccc

  C     WEXFORD SECURITIES LLC FBO                     5.58
        GEORGE W GAULIN GERMAINE D
        GAULIN CO-TTEES GEORGE W
        GAULIN & GERMAINE D GAULIN
        FAMILY TR UA DTD 10/28/94
        WOONSOCKET RI 02895

  C     UBS FINANCIAL SERVICES INC.                    8.08
        RACHEL STATON
        15 HAILE ST
        WARREN RI 02885-4001

  C     MERRILL LYNCH PIERCE FENNER & SMITH           46.91
        FOR THE SOLE BENEFIT OF
        ITS CUSTOMERS
        ATTN FUND ADMINISTRATION #97422
        4800 DEER LAKE DR E FL 2
        JACKSONVILLE FL 32246-6484

  C     PERSHING LLC                                  11.41
        PO BOX 2052
        JERSEY CITY NJ 07303-2052

  G     US CLEARING CORP                              15.88
        FBO 247-00404-17
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               7.02
        FBO 131-07752-16
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               7.46
        FBO 247-00701-17
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                              11.90
        FBO 247-00882-18
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               6.93
        FBO 247-01437-16
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               8.58
        FBO 247-01882-16
        26 BROADWAY
        NEW YORK NY 10004-1703

                                      ddd

  G     US CLEARING CORP                               9.12
        FBO 976-13687-12
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                              16.79
        FBO 976-32713-10
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               6.81
        FBO 247-02312-14
        26 BROADWAY
        NEW YORK NY 10004-1703

  T     GALES & CO                                    43.12
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY/RO/TO4A
        159 EASTMAN ST
        ROCHESTER NY 14638-0001

  T     GALES & CO                                    13.80
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY/RO/TO4A
        159 E MAIN ST
        ROCHESTER NY 14638-0001

  Z     GALES & CO                                    63.74
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY/RO/TO4A
        159 E MAIN ST
        ROCHESTER NY 14638-0001

  Z     GALES & CO                                    33.54
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY/RO/TO4A
        159 EASTMAN ST
        ROCHESTER NY 14638-0001

                                      eee

New York Fund

Class   Account                                  Percent(%)

  A     CITIGROUP GLOBAL MARKETS INC.                 31.72
        00173C45515
        333 WEST 34TH STREET - 3RD FLOOR
        NEW YORK NY 10001-2402

  A     CITIGROUP GLOBAL MARKETS INC.                  7.36
        00171G01752
        333 WEST 34TH STREET - 3RD FLOOR
        NEW YORK NY 10001-2402

  A     PERSHING LLC                                  10.01
        PO BOX 2052
        JERSEY CITY NJ 07303-2052

  A     US CLEARING CORP                              12.89
        FBO 976-53656-15
        26 BROADWAY
        NEW YORK NY 10004-1703

  A     US CLEARING CORP                               6.02
        FBO 120-05594-15
        26 BROADWAY
        NEW YORK NY 10004-1703

  A     CHARLES SCHWAB & CO INC CUST                   5.90
        ATTN MUTUAL FUNDS DEPT
        101 MONTGOMERY ST
        SAN FRANCISCO CA 94104-4122

  B     NFSC FEBO # CLK-577774                         5.41
        ROSE BECKER
        ANNE KENISON
        DEBORAH WIENER
        35 FORDHAM AVE
        RYE NY 10580-2509

  C     LPL FINANCIAL SERVICES                        10.06
        A/C 1224-5104
        9785 TOWNE CENTRE DR
        SAN DIEGO CA 92121-1968

  C     MERRILL LYNCH PIERCE FENNER & SMITH           25.08
        FOR THE SOLE BENEFIT OF
        ITS CUSTOMERS
        ATTN FUND ADMINISTRATION
        4800 DEER LAKE DR E FL 3
        JACKSONVILLE FL 32246-6484

                                      fff

  G     US CLEARING CORP                               7.44
        FBO 978-00592-19
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               6.37
        FBO 116-02797-15
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               8.78
        FBO 978-11702-13
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               8.02
        FBO 978-11703-12
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               5.23
        FBO 143-06398-13
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               5.92
        FBO 245-01448-17
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     RONALD MARTIN                                  6.33
        JERALD MARTIN DPOA
        3854 PEARL STREET RD
        BATAVIA NY 14020-9518

  G     ATTN MUTUAL FUNDS                             32.14
        FISERV SECURITIES INC
        FAO 13887581
        ONE COMMERCE SQUARE
        2005 MARKET STREET SUITE 1200
        PHILADELPHIA PA 19103-7008

  G     US CLEARING CORP                               7.44
        FBO 978-00592-19
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               6.37
        FBO 116-02797-15
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               8.78
        FBO 978-11702-13
        26 BROADWAY
        NEW YORK NY 10004-1703

                                      ggg

  G     US CLEARING CORP                               8.02
        FBO 978-11703-12
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               5.23
        FBO 143-06398-13
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               5.92
        FBO 245-01448-17
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     RONALD MARTIN                                  6.33
        JERALD MARTIN DPOA
        3854 PEARL STREET RD
        BATAVIA NY 14020-9518

  G     ATTN MUTUAL FUNDS                             32.14
        FISERV SECURITIES INC
        FAO 13887581
        ONE COMMERCE SQUARE
        2005 MARKET STREET SUITE 1200
        PHILADELPHIA PA 19103-7008

  Z     GALES & CO                                    67.15
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY/RO/TO4A
        159 E MAIN ST
        ROCHESTER NY 14638-0001

  Z     GALES & CO                                    27.93
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY/RO/TO4A
        159 E MAIN ST
        ROCHESTER NY 14638-0001

                                      hhh

Connecticut Fund

Class   Account                                  Percent(%)

  A     UBS FINANCIAL SERVICES INC.                    7.03
        SHARON HOSLEY
        44 HAMRE LN
        BRANFORD CT 06405-3736

  A     UBS FINANCIAL SERVICES INC.                    6.11
        RICHARD HOSLEY
        44 HAMRE LANE
        BRANFORD CT 06405-3736

  A     CITIGROUP GLOBAL MARKETS INC.                  6.51
        00135911666
        333 WEST 34TH STREET - 3RD FLOOR
        NEW YORK NY 10001-2402

  A     MERRILL LYNCH PIERCE FENNER & SMITH           39.66
        FOR THE SOLE BENEFIT OF
        ITS CUSTOMERS
        ATTN FUND ADMINISTRATION
        4800 DEER LAKE DR E FL 3
        JACKSONVILLE FL 32246-6484

  B     MERRILL LYNCH PIERCE FENNER & SMITH           29.26
        FOR THE SOLE BENEFIT OF
        ITS CUSTOMERS
        ATTN FUND ADMINISTRATION
        4800 DEER LAKE DR E FL 3
        JACKSONVILLE FL 32246-6484

  C     MERRILL LYNCH PIERCE FENNER & SMITH           30.97
        FOR THE SOLE BENEFIT OF
        ITS CUSTOMERS
        ATTN FUND ADMINISTRATION
        4800 DEER LAKE DR E FL 3
        JACKSONVILLE FL 32246-6484

  G     US CLEARING CORP                              13.54
        FBO 221-08330-14
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               8.82
        FBO 142-03906-17
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               9.33
        FBO 142-04560-12
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                              10.24
        FBO 142-04599-17
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                              30.33
        FBO 142-04600-14
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               9.40
        FBO 134-08022-12
        26 BROADWAY
        NEW YORK NY 10004-1703

  Z     GALES & CO                                    41.30
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT NY/RO/TO4A
        159 E MAIN ST
        ROCHESTER NY 14638-0001

  Z     GALES & CO                                    52.18
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY/RO/TO4A
        159 E MAIN ST
        ROCHESTER NY 14638-0001

Massachusetts Fund

Class   Account                                  Percent(%)

  A     A G EDWARDS & SONS INC FBO                    11.78
        MARK HALLER
        A/C 0317-029772
        1 N JEFFERSON AVE
        SAINT LOUIS MO 63103-2287

  A     CHARLES SCHWAB & CO INC CUST                   6.13
        ATTN MUTUAL FUNDS DEPT
        101 MONTGOMERY ST
        SAN FRANCISCO CA 94104-4122

  B     AMERICAN ENTERPRISE INVESTMENT SVCS            5.05
        FBO 219540601
        PO BOX 9446
        MINNEAPOLIS MN 55440-9446

  C     MERRILL LYNCH PIERCE FENNER & SMITH            8.92
        FOR THE SOLE BENEFIT OF
        ITS CUSTOMERS
        ATTN FUND ADMINISTRATION
        4800 DEER LAKE DR E FL 3
        JACKSONVILLE FL 32246-6484

                                      jjj

  G     US CLEARING CORP                              17.49
        FBO 245-09436-14
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               7.28
        FBO 210-00232-13
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                               5.28
        FBO 222-00665-14
        26 BROADWAY
        NEW YORK NY 10004-1703

  G     US CLEARING CORP                              14.12
        FBO 222-00850-19
        26 BROADWAY
        NEW YORK NY  10004-1703

  G     US CLEARING CORP                              15.84
        FBO 136-17459-28
        26 BROADWAY
        NEW YORK NY 10004-1703

  T     US CLEARING CORP                               5.05
        FBO 976-15734-10
        26 BROADWAY
        NEW YORK NY 10004-1703

  Z     GALES & CO                                    56.45
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY/RO/TO4A
        159 E MAIN ST
        ROCHESTER NY 14638-0001

  Z     GALES & CO                                    41.58
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY/RO/TO4A
        159 E MAIN ST
        ROCHESTER NY 14638-0001

                                      kkk

Florida Fund

Class   Account                                  Percent(%)

  A     CITIGROUP GLOBAL MARKETS INC.                 78.97
        00127G70053
        333 WEST 34TH STREET - 3RD FLOOR
        NEW YORK NY 10001-2402

  A     T FRANK SYFRETT                                9.83
        PATRICIA B SYFRETT JT WROS
        299 W 23RD PL
        PANAMA CITY FL 32405-4302

  B     PRUDENTIAL SECURITIES INC FBO                 11.51
        LUCY MONTAGUE BERNSTEIN
        177 E HARTSDALE AVE APT 3E
        HARTSDALE NY 10530-3564

  B     CITIGROUP GLOBAL MARKETS INC.                  6.80
        00138703710
        333 WEST 34TH STREET - 3RD FLOOR
        NEW YORK NY 10001-2402

  B     CITIGROUP GLOBAL MARKETS INC.                  7.52
        00173C25625
        333 WEST 34TH STREET - 3RD FLOOR
        NEW YORK NY 10001-2402

  B     PERSHING LLC                                   9.78
        PO BOX 2052
        JERSEY CITY NJ 07303-2052

  B     US CLEARING CORP                               5.08
        FBO 023-83604-16
        26 BROADWAY
        NEW YORK NY 10004-1703

  B     MERRILL LYNCH PIERCE FENNER & SMITH           18.70
        FOR THE SOLE BENEFIT OF
        ITS CUSTOMERS
        ATTN FUND ADMINISTRATION
        4800 DEER LAKE DR E FL 3
        JACKSONVILLE FL 32246-6484

  B     JANNEY MONTGOMERY SCOTT LLC                   20.01
        A/C 4558-1508
        U/W ELSIE M KELBER 11-4-98
        1801 MARKET ST
        PHILADELPHIA PA 19103-1628

                                      lll

  B     FIRST CLEARING, LLC                            8.06
        A/C 4311-8268
        LEOTA P HUGHES AND
        KAREN VAN EGDON TTEES
        901 SEMINOLE BLVD APT # 247
        LARGO FL 33770-7446

  C     MERRILL LYNCH PIERCE FENNER & SMITH           66.41
        FOR THE SOLE BENEFIT OF
        ITS CUSTOMERS
        ATTN FUND ADMINISTRATION
        4800 DEER LAKE DR E FL 3
        JACKSONVILLE FL 32246-6484

  C     ATTN MUTUAL FUNDS                             10.49
        FISERV SECURITIES INC
        FAO 14324364
        ONE COMMERCE SQUARE
        2005 MARKET STREET SUITE 1200
        PHILADELPHIA PA 19103-7008

  C     DEAN WITTER FBO                                9.65
        JERRY L DASCANIO &
        PO BOX 250
        NEW YORK NY 10008-0250

  Z     GALES & CO                                    54.24
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY/RO/TO4A
        159 E MAIN ST
        ROCHESTER NY 14638-0001

  Z     GALES & CO                                    44.97
        FLEET INVESTMENT SERVICES
        MUTUAL FUNDS UNIT-NY/RO/TO4A
        159 E MAIN ST
        ROCHESTER NY 14638-0001

                                      mmm

Pennsylvania Fund

Class   Account                                  Percent(%)

  A     PETER J KITZ                                  14.29
        SUZANNE KITZ JT WROS
        1711 SPRINGHOUSE LN
        CHESTER SPRGS PA 19425-1425

  A     JOHN R HEYS                                    6.68
        ANNA B HEYS JT WROS
        9 FLINTSHIRE RD
        MALVERN PA 19355-1107

  A     J J B HILLIARD W L LYONS INC                  46.61
        JAMES J AHEARN &
        A/C 1056-5167
        501 S 4TH ST
        LOUISVILLE KY 40202-2520

  B     US CLEARING CORP                               5.93
        FBO 016-01051-10
        26 BROADWAY
        NEW YORK NY 10004-1703

  B     US CLEARING CORP                               5.92
        FBO 126-04159-12
        26 BROADWAY
        NEW YORK NY 10004-1703

  B     UBS FINANCIAL SERVICES INC. FBO                5.08
        NICHOLAS SCOTT WYNN
        721 HEMLOCK RD
        MEDIA PA 19063-1709

  B     PAUL A CARLEVALE &                            12.06
        KIM D CARLEVALE JTWROS
        7102 FOX MEADOW DR
        HUMMELSTOWN PA 17036-9293

  B     UBS FINANCIAL SERVICES INC. FBO                6.09
        JOHN D SACRIPANTE
        71 HIDDEN VALLEY RD
        ASTON PA 19014-2532

  B     J J B HILLIARD W L LYONS INC                   9.92
        DR RAJINDAR K WADHWA &
        DR SAROJ R WADHWA JTWROS
        ACCOUNT 3482-7397
        501 S 4TH ST
        LOUISVILLE KY 40202-2520

                                      nnn

  B     J J B HILLIARD W L LYONS INC                   9.92
        DR SAROJ R WADHWA &
        DR RAJINDAR K WADHWA JTWROS
        ACCOUNT 8990-4598
        501 S 4TH ST
        LOUISVILLE KY 40202-2520

  C     US CLEARING CORP                               9.86
        FBO 016-01051-10
        26 BROADWAY
        NEW YORK NY 10004-1703

  C     US CLEARING CORP                              12.74
        FBO 141-20575-13
        26 BROADWAY
        NEW YORK NY 10004-1703

  C     US CLEARING CORP                               8.62
        FBO 137-09884-10
        26 BROADWAY
        NEW YORK NY 10004-1703

  C     MERRILL LYNCH PIERCE FENNER & SMITH           16.98
        FOR THE SOLE BENEFIT OF
        ITS CUSTOMERS
        ATTN FUND ADMINISTRATION
        4800 DEER LAKE DR E FL 3
        JACKSONVILLE FL 32246-6484

  C     PARKER HUNTER INC                             10.72
        MARY KATHERINE MILLER
        1206 OAK ST
        CONNELLSVILLE PA 15425-4718

  C     EDWARD D JONES & CO FBO                       10.16
        MARY ELLEN MUNDY &
        PAUL F MUNDY
        EDJ# 220-08191-1-4
        PO BOX 2500
        MARYLAND HTS MO 63043-8500

  C     J.J.B.HILLIARD, W.L.LYONS, INC                 5.05
        ROBERT L FARREN
        A/C 3247-9300
        501 S.4TH STREET
        LOUISVILLE KY 40202-2520

  Z     FLEET NATIONAL BANK                           90.37
        FBO COLUMBIA OMNIBUS C/C
        ATTN VARIOUS ACCTS
        PO BOX 92800
        ROCHESTER NY 14692-8900

                                      ooo

  Z     SEI PRIVATE TRUST CO                           5.88
        C/O PHILADELPHIA TRUST CO
        ATTN MUTUAL FUND ADMINISTRATOR
        1 FREEDOM VALLEY DR
        OAKS PA 19456

                                      ppp

Part C    OTHER INFORMATION
          -----------------

Item 23.  Exhibits
          --------

          Columbia California Tax-Exempt Fund (formerly known as Liberty California Tax-Exempt Fund) (CCATEF)
          Columbia Connecticut Tax-Exempt Fund (formerly known as Liberty Connecticut Tax-Exempt Fund) (CCTTEF)
          Columbia Massachusetts Tax-Exempt Fund (formerly known as Liberty Massachusetts Tax-Exempt Fund) (CMATEF)
          Columbia New York Tax-Exempt Fund (formerly known as Liberty New York Tax-Exempt Fund) (CNYTEF)
          Columbia Intermediate Tax-Exempt Bond Fund (formerly known as Liberty Intermediate Tax-Exempt Bond Fund) (CITEBF)
          Columbia Massachusetts Intermediate Municipal Bond Fund (formerly known as Liberty Massachusetts Intermediate Municipal Bond Fund) (CMAIMBF)
          Columbia Connecticut Intermediate Municipal Bond Fund (formerly known as Liberty Connecticut Intermediate Municipal Bond Fund) (CCTIMBF) Columbia New Jersey Intermediate Municipal Bond Fund (formerly known as Liberty New Jersey Intermediate Municipal Bond Fund) (CNJMBF) Columbia New York Intermediate Municipal Bond Fund (formerly known as Liberty New York Intermediate Municipal Bond Fund) (CNYMBF)
          Columbia Rhode Island Intermediate Municipal Bond Fund (formerly known as Liberty Rhode Island Intermediate Municipal Bond Fund) (CRIMBF) Columbia Florida Intermediate Municipal Bond Fund (formerly known as Liberty Florida Intermediate Municipal Bond Fund) (CFLMBF)
          Columbia Pennsylvania Intermediate Municipal Bond Fund (formerly known as Liberty Pennsylvania Intermediate Municipal Bond Fund) (CPAMBF)

          (a)(1)   Amended Agreement and Declaration of Trust (1)

          (a)(2)   Amendment No. 4 to the Agreement and Declaration of Trust (2)

          (a)(3)   Amendment No. 5 to the Agreement and Declaration of Trust (3)

          (b)      Amended By-Laws (4)

          (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV, (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

          (d)(1) Management Agreement between Columbia Funds Trust V, with respect to CCATEF, CCTTEF, CMATEF and CNYTEF, and Columbia Management Advisors, Inc.

          (d)(2) Management Agreement between Columbia Funds Trust V, with respect to CITEBF, and Columbia Management Advisors, Inc.

          (d)(3) Management Agreement between Columbia Funds Trust V, with respect to CMAIMBF, and Columbia Management Advisors, Inc.

          (d)(4) Management Agreement between Columbia Funds Trust V, with respect to CCTIMBF, and Columbia Management Advisors, Inc.

          (d)(5) Management Agreement between Columbia Funds Trust V, with respect to CNJMBF, and Columbia Management Advisors, Inc.

          (d)(6) Management Agreement between Columbia Funds Trust V, with respect to CNYMBF, and Columbia Management Advisors, Inc.


          (d)(7) Management Agreement between Columbia Funds Trust V, with respect to CRIMBF, and Columbia Management Advisors, Inc.

          (d)(8) Management Agreement between Columbia Funds Trust V, with respect to CFLMBF, and Columbia Management Advisors, Inc.

          (d)(9) Management Agreement between Columbia Funds Trust V, with respect to CPAMBF, and Columbia Management Advisors, Inc.

          (e)(1) Distribution Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.), dated April 30, 1999 as amended and restated November 1, 2003 - filed as Exhibit (e)(1) in Part C, Item 23 of Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about January 28, 2004 and is hereby incorporated by reference and made a part of this Registration Statement.

          (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.), filed as Exhibit
                   (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about January 28, 2004 and is hereby incorporated by reference and made a part of this Registration Statement.

          (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.), effective November 1, 2003, filed as Exhibit (k)(7) in Part C, Item 24(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-2 of Columbia Floating Rate Advantage Fund (File Nos. 333-51788 and 811-09709), filed with the Commission on or about December 17, 2003 and is hereby incorporated by reference and made a part of this Registration Statement.

          (e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.), effective November 1, 2003, filed as Exhibit (k)(8) in Part C, Item 24(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-2 of Columbia Floating Rate Advantage Fund (File Nos. 333-51788 and 811-09709), filed with the Commission on or about December 17, 2003 and is hereby incorporated by reference and made a part of this Registration Statement.

          (e)(5) Form of Selling Agreement with Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.) - filed as Exhibit 6(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Columbia Funds Trust I (filed under former name Liberty Funds Trust I)(File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement.

          (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (filed under former name Liberty Funds Trust VI), (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

          (f)      Not Applicable

          (g)(1) Form of Custodian Contract between Registrant and State Street Corporation (formerly known as State Street Bank and Trust Company) dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Columbia Funds Trust II (filed under former name Liberty Funds Trust II)(File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement.

          (g)(2) Appendix A to the Custodian Contract between Registrant and State Street Corporation (formerly known as State Street Bank and Trust Company - filed as Exhibit (j)(2) in Part C, Item 24(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (File Nos. 333-51466 & 811-8953), filed with the Commission on or about December 16, 2003, and is hereby incorporated by reference and made a part of this Registration Statement.

          (h)(1)   Pricing and Bookkeeping Agreement dated November 1, 2003. (6)

          (h)(2) Schedule A to Pricing and Bookkeeping Agreement dated November 1, 2003. (6)

          (h)(3) Appendix I to Pricing and Bookkeeping Agreement dated November 1, 2003. (6)

          (h)(4) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement dated November 1, 2003. (6)

          (h)(5) Schedule A to Amended and Restated Shareholders' Servicing and Transfer Agent Agreement dated November 1, 2003. (6)

          (h)(6) Appendix I of the Amended and Restated Shareholders' Servicing and Transfer Agent Agreement dated November 1, 2003. (6)

          (h)(7) Amended and Restated Credit Agreement with Bank of America, N.A., dated April 29, 1996, amended and restated as of April 25, 2003. (5)

          (h)(8) Administration Agreement with Columbia Management Advisors, Inc. (CITEBF)

          (h)(9) Administration Agreement with Columbia Management Advisors, Inc. (CMAIMBF)

          (h)(10) Administration Agreement with Columbia Management Advisors, Inc. (CCTIMBF)

          (h)(11) Administration Agreement with Columbia Management Advisors, Inc. (CNJMBF)

          (h)(12) Administration Agreement with Columbia Management Advisors, Inc. (CNYMBF)

          (h)(13) Administration Agreement with Columbia Management Advisors, Inc. (CRIMBF)

          (h)(14) Administration Agreement with Columbia Management Advisors, Inc. (CFLMBF)

          (h)(15) Administration Agreement with Columbia Management Advisors, Inc. (CPAMBF)

          (h)(16) Shareholder Services Plan (Class T Shares) (CCTIMBF, CMAIMBF, CNJIMBF, CNYIMBF, CRIIMBF)

          (h)(17) Agreement and Plan of Reorganization with respect to CITEBF - filed as Appendix A of the Combined Prospectus and Proxy Statement relating to the Acquisition of the Assets and Liabilities of the Stein Roe Intermediate Municipals Fund by and in Exchange for Shares of the Columbia Intermediate Tax-Exempt Bond Fund (formerly known as Liberty Intermediate Tax- Exempt Bond Fund) contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant (File No. 333-91982), filed with the Commission on or about August 26, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

          (h)(18) Agreement and Plan of Reorganization with respect to CITEBF - filed as Appendix A of the Combined Prospectus and Proxy Statement relating to the Acquisition of the Assets and Liabilities of Each of the Galaxy Tax-Exempt Bond Fund and the Galaxy Intermediate Tax-Exempt Bond Fund by and in Exchange for Shares of the Columbia Intermediate Tax-Exempt Bond Fund (formerly known as Liberty Intermediate Tax-Exempt Bond Fund) contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant (File No. 333-91982), filed with the Commission on or about August 26, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

          (h)(19) Agreement and Plan of Reorganization with respect to CITEBF - filed as Appendix A of the Combined Prospectus and Proxy Statement relating to the Acquisition of the Assets and Liabilities of the Galaxy II Municipal Bond Fund by and in Exchange for Shares of the Columbia Intermediate Tax-Exempt Bond Fund (formerly known as Liberty Intermediate Tax-Exempt Bond Fund) contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant (File No. 333-91982), filed with the Commission on or about August 26, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

          (h)(20)  Agreement and Plan of Reorganization with respect to CMAIMBF
                   - filed as Appendix A of the Combined Prospectus and Proxy Statement relating to the Acquisition of the Assets and Liabilities of Each of the Galaxy Massachusetts Municipal Bond Fund and the Galaxy Massachusetts Intermediate Municipal Bond Fund by and in Exchange for Shares of the Columbia Massachusetts Intermediate Municipal Bond Fund (formerly known as Liberty Massachusetts Intermediate Municipal Bond
                   Fund) contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant (File No. 333-91982), filed with the Commission on or about August 26, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

          (h)(21) Agreement and Plan of Reorganization with respect to CCIMBF - filed as Appendix A of the Combined Prospectus and Proxy Statement relating to the Acquisition of the Assets and Liabilities of Each of the Galaxy Connecticut Municipal Bond Fund and the Galaxy Connecticut Intermediate Municipal Bond Fund by and in Exchange for Shares of the Columbia Connecticut Intermediate Municipal Bond Fund (formerly known as Liberty Connecticut Intermediate Municipal Bond Fund) contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant (File No. 333-91982), filed with the Commission on or about August 26, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

          (h)(22) Agreement and Plan of Reorganization with respect to CNJIMBF, CNYIMBF, CRIIMBF, CFLIMBF and CPAIMBF, among others - filed as Appendix A to the Proxy Statement relating to The Galaxy Fund (File No. 811-4636), filed with the Commission on or about August 22, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

          (i) Opinion and Consent of Counsel, (with respect to CCATEF, CCTTEF, CMATEF, CNYTEF) (1)

          (j)(1)   Consent of Independent Accountants (PricewaterhouseCoopers
                   LLP)(CNYTEF)

          (j)(2) Consent of Independent Auditors (Ernst & Young LLP)(CCATEF, CCTTEF, CMATEF, CITEBF, CMAIMBF, CCTIMBF, CNJIMBF, CNYIMBF, CRIIMBF, CFLIMBF, CPAIMBF)

          (k)      Not Applicable

          (l)      Not Applicable

          (m)(1) Rule 12b-1 Distribution Plan dated July 1, 2001 and Amended and Restated on July 2, 2002, November 4, 2002,
                   November 1, 2003 and February 17, 2004. (6)

          (m)(2)   Appendix I to Rule 12b-1 Distribution. (6)

          (n) Rule 18f-3(d) Plan under the Investment Company Act of 1940 effective April 22, 1996 and Amended and Restated on December 12, 2001, July 26, 2002, November 1, 2002, November 1, 2003
                   and February 17, 2004. (6)

          (o)      Not Applicable

          (p) Code of Ethics of Columbia Management Advisors, Inc., the Funds and Columbia Funds Distributor, Inc., as revised November 14, 2003 - filed as Exhibit (r) in Part C, Item 24(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-8953) filed with the Commission on or about December 16, 2003, and is hereby incorporated by reference and made a part of this Registration Statement.

          Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth- filed in Part C, Item 24(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-8953), filed with the Commission on or about December 16, 2003, and is hereby incorporated by reference and made a part of this Registration Statement.

          (1) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed on or about May 23, 1997.
          (2) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement filed on or about May 28, 1999.
          (3) Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on or about May 23, 2001.
          (4) Incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on or about January 28, 2002.
          (5) Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on or about May 30, 2003.
          (6) Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on or about February 25, 2004.

*To be filed by Amendment.

Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          None

Item 25.  Indemnification
          ---------------

          See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit 1 (c) hereto.

          The Registrant's advisor, Columbia Management Advisors, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.


Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------
         Information regarding the businesses of Columbia Management Advisors, Inc. ("CMA") and its officers and directors is set forth in the Prospectuses and in the Statements of Additional Information and is incorporated herein by reference.


Item 27.  Principal Underwriter
          ---------------------

(a) Columbia Funds Distributor, Inc. (CFDI), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter. CFDI acts in such capacity for each series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII,Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds
      Trust IX, Columbia Funds Trust XI, Columbia
      Floating Rate Fund, Columbia Institutional Floating Rate Income
      Fund, Columbia Acorn Trust, Galaxy Fund and for Columbia Balanced Fund, Columbia Common Stock Fund, Columbia Daily Income Company,
      Columbia Fixed Income Securities Fund, Columbia Growth Fund,
      Columbia High Yield Fund, Columbia International Stock Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Short Term Bond Fund,
      Columbia Small Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Strategic Investor Fund and Columbia Technology Fund.


(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Ahmed, Yakob           V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Antone, Lewis E.       V.P. and Clerk        Asst. Secretary

Ash, James             V.P.                  None

Babbitt, Debra         Sr. V.P. and          None
                       Comp. Officer

Banks, Keith           Director              None

Ballou, Rick           Sr. V.P.              None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            Sr. V.P.              None

Claiborne, Doug        Sr. V.P.              None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Secretary

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Doyle, Matthew         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Helwig, Kevin          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Jarstfer, Marlys       V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marcelonis, Sheila     V.P.                  None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Miller, Greg           V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

Owen, Stephanie        V.P.                  None

Palombo, Joseph R.     Director and Chief    Trustee/Director
                       Operating Officer

Penitsch, Marilyn      V.P.                  None

Piken, Keith           Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Soester, Trisha        Sr. V.P.              None

Sprieck, Susan         V.P.                  None

Studer, Eric           Sr. V.P.              None

Sullivan, Paul         V.P.                  None

Tambone, James         CEO, Co-President;    None
                       Director

Tasiopoulos, Lou       Co-President;         None
                       Director

Wagner, Rebecca        V.P.                  None

Waldron, Thomas        V.P.                  None

Walsh, Brian           V.P.                  None

Wess, Valerie          Sr. V.P.              None

Yates, Susan           V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.  Location of Accounts and Records
          --------------------------------

          Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment advisor, Columbia Management Advisors, Inc., Registrant's administrator, Columbia Management Advisors, Inc.; Registrant's principal underwriter, Columbia Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Columbia Funds Services, Inc.; and the Registrant's custodian, State Street Corporation. The address for each person except the Registrant's investment advisor/administrator and custodian is One Financial Center, Boston, MA 02111. The Registrant's investment advisor's/administrator's address is 100 Federal Street, Boston, MA 02110. The Registrant's custodian's address is 2 Avenue De Lafayette, Boston, MA 02111-2900.

Item 29.  Management Services
          -------------------

          See Item 5 as discussed in Part A and Item 16 as discussed in Part B.

Item 30.  Undertakings
          ------------

          (1) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.
          (2) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Fund, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 1% of the outstanding shares of the Fund, regardless of the net asset value of shares held by such requesting shareholders.
          (3) The Registrant hereby undertakes to furnish free of charge to each person to whom a prospectus is delivered, a copy of the applicable series' annual report to shareholders containing the information required by Item 5A of Form N-1A.


                                  ************

                                     NOTICE
                                     ------

     A copy of the Agreement and Declaration of Trust, as amended, of Columbia Funds Trust V (Trust) is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this amendment to the Trust's Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.


                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Trust V, certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 41 to its Registration Statement under the Securities Act of 1933 and Amendment No. 42 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 1st day of March, 2004.

                                        COLUMBIA FUNDS TRUST V


                                        By:  /s/ J. KEVIN CONNAUGHTON
                                           ------------------------------------
                                                 J. Kevin Connaughton, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                  TITLE                           DATE
--------------------------  ------------------------------  --------------------

J. KEVIN CONNAUGHTON        President and Treasurer
--------------------------  (principal financial officer)   March 1, 2004
J. Kevin Connaughton


VICKI L. BENJAMIN           Controller and Chief
                            Accounting Officer
--------------------------  (principal accounting officer)  March 1, 2004
Vicki L. Benjamim


/s/ DOUGLAS A. HACKER*
--------------------------             Trustee
Douglas A. Hacker


/s/ JANET LANGFORD KELLY*
--------------------------             Trustee
Janet Langford Kelly


/s/ RICHARD W. LOWRY*
--------------------------             Trustee
Richard W. Lowry


/s/ WILLIAM E. MAYER*
--------------------------             Trustee
William E. Mayer


/s/ DR. CHARLES R. NELSON*             Trustee              */s/ RUSSELL L. KANE
--------------------------  ------------------------------  --------------------
Dr. Charles R. Nelson                                       Russell L. Kane
                                                            Attorney-in-fact
                                                            For each Trustee
                                                            March 1, 2004

/s/ JOHN J. NEUHAUSER*
--------------------------             Trustee
John J. Neuhauser


/s/ JOSEPH R. PALOMBO*
--------------------------             Trustee
Joseph R. Palombo


/s/ PATRICK J. SIMPSON*
--------------------------             Trustee
Patrick J. Simpson


/s/ THOMAS E. STITZEL*
--------------------------             Trustee
Thomas E. Stitzel


/s/ THOMAS C. THEOBALD*
--------------------------             Trustee
Thomas C. Theobald


/s/ ANNE-LEE VERVILLE*
--------------------------             Trustee
Anne-Lee Verville


/s/ RICHARD W. WOOLWORTH*
--------------------------             Trustee
Richard W. Woolworth


                                  EXHIBIT INDEX
                                  -------------

          (d)(1) Management Agreement between Columbia Funds Trust V, with respect to CCATEF, CCTTEF, CMATEF and CNYTEF, and Columbia Management Advisors, Inc.

          (d)(2) Management Agreement between Columbia Funds Trust V, with respect to CITEBF, and Columbia Management Advisors, Inc.

          (d)(3) Management Agreement between Columbia Funds Trust V, with respect to CMAIMBF, and Columbia Management Advisors, Inc.

          (d)(4) Management Agreement between Columbia Funds Trust V, with respect to CCTIMBF, and Columbia Management Advisors, Inc.

          (d)(5) Management Agreement between Columbia Funds Trust V, with respect to CNJMBF, and Columbia Management Advisors, Inc.

          (d)(6) Management Agreement between Columbia Funds Trust V, with respect to CNYMBF, and Columbia Management Advisors, Inc.

          (d)(7) Management Agreement between Columbia Funds Trust V, with respect to CRIMBF, and Columbia Management Advisors, Inc.

          (d)(8) Management Agreement between Columbia Funds Trust V, with respect to CFLMBF, and Columbia Management Advisors, Inc.

          (d)(9) Management Agreement between Columbia Funds Trust V, with respect to CPAMBF, and Columbia Management Advisors, Inc.

          (h)(8) Administration Agreement with Columbia Management Advisors, Inc. (CITEBF)

          (h)(9) Administration Agreement with Columbia Management Advisors, Inc. (CMAIMBF)

          (h)(10) Administration Agreement with Columbia Management Advisors, Inc. (CCTIMBF)

          (h)(11) Administration Agreement with Columbia Management Advisors, Inc. (CNJMBF)

          (h)(12) Administration Agreement with Columbia Management Advisors, Inc. (CNYMBF)

          (h)(13) Administration Agreement with Columbia Management Advisors, Inc. (CRIMBF)

          (h)(14) Administration Agreement with Columbia Management Advisors, Inc. (CFLMBF)

          (h)(15) Administration Agreement with Columbia Management Advisors, Inc. (CPAMBF)

          (h)(16) Shareholder Services Plan (Class T Shares) (CCTIMBF, CMAIMBF, CNJIMBF, CNYIMBF, CRIIMBF)

          (j)(1)   Consent of Independent Accountants (PricewaterhouseCoopers
                   LLP)(CNYTEF)

          (j)(2) Consent of Independent Auditors (Ernst & Young LLP)(CCATEF, CCTTEF, CMATEF, CITEBF, CMAIMBF, CCTIMBF, CNJIMBF, CNYIMBF, CRIIMBF, CFLIMBF, CPAIMBF)